Pinnacle Plus

As filed with the Securities and Exchange Commission on April 23, 2008

Registration Nos. 333-102575 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 59	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  PINNACLEplus flexible premium variable annuity

PINNACLEplus Variable Annuity

May 1, 2008

Integrity Life Insurance Company

Separate Account I

This prospectus describes the PINNACLEplus flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

DWS Investments VIT Fund
DWS Small Cap Index VIP Fund, Class B

Fidelity® Variable Insurance Products - all Service Class 2
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Disciplined Small Cap Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio
Fidelity VIP Freedom 2025 Portfolio
Fidelity VIP Freedom 2030 Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP Value Strategies Portfolio

Franklin Templeton VIP Trust - all Class 2
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

PIMCO Variable Insurance Trust - all Advisor Class
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio

Rydex Variable Trust
Rydex VT Absolute Return Strategies Fund
Rydex VT Hedged Equity Fund
Rydex VT Sector Rotation Fund

Touchstone Variable Series Trust
Touchstone VST Baron Small Cap Growth Fund
Touchstone VST Core Bond Fund
Touchstone VST High Yield Fund
Touchstone VST Large Cap Core Equity Fund
Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund, Service Class
Touchstone VST Third Avenue Value Fund
Touchstone VST Aggressive ETF Fund, Service Class
Touchstone VST Conservative ETF Fund, Service Class
Touchstone VST Enhanced ETF Fund, Service Class
Touchstone VST Moderate ETF Fund, Service Class

Van Kampen Life Investment Trust and Universal Institutional Funds - all Class II
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Capital Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Mid Cap Value Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

Fixed Accounts
Quarterly Rate Option
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

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The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-04844 and 333-102575).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BGI’s only relationship to Integrity Life Insurance Company (Integrity) is the licensing of certain trademarks and trade names of BGI.  Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI.  BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the Integrity PINNACLEplus (May 1, 2008) tear off this section and mail it to us at the Administrative Office listed in the Glossary.

Name:

Address:

Phone:

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TABLE OF CONTENTS

Page PPI-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	10
Summary of Contract	10
Investment Goals and Risks	10
Your Rights and Benefits	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	11
How Your Contract is Taxed	12
Credit Plus	12
Part 2 - Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I and the Variable Account Options	12
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	13
The Fixed Accounts	23
Part 4 - Deductions and Charges	23
Mortality and Expense Risk Charge	23
Annual Administrative Charge	24
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	24
Portfolio Charges	24
Withdrawal Charge	24
Reduction or Elimination of the Withdrawal Charge	25
Hardship Waiver	25
Commission Allowance and Additional Payments to Distributors	25
Optional Benefit Charges	26
Transfer Charge	26
Tax Reserve	26
State Premium Tax	26
Part 5 - Terms of Your Variable Annuity	26
Your Contributions	26
Credit Plus Feature and Recapture	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	28
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	33
Death Claims	34
Maximum Retirement Date and Annuity Benefit	34
Annuity Benefit Payments	35

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Timing of Payment	35
How You Make Requests and Give Instructions	35
Part 6 - Optional Benefits	35
Highest Anniversary Death Benefit Rider	36
Enhanced Earnings Benefit Rider	36
Part 7 - Voting Rights	37
How Portfolio Shares Are Voted	37
How We Determine Your Voting Shares	37
Separate Account Voting Rights	37
Part 8 - Tax Aspects of the Contract	38
Introduction	38
Your Contract is an Annuity	38
Taxation of Annuities Generally	38
Tax-Favored Retirement Programs	39
Federal and State Income Tax Withholding	40
Impact of Taxes on the Company	40
Transfers Among Investment Options	40
Part 9 - Additional Information	40
Systematic Withdrawal Program	40
Income Plus Withdrawal Program	41
Choices Plus Required Minimum Distribution Program	41
Dollar Cost Averaging Program	41
Systematic Transfer Program	42
Customized Asset Rebalancing Program	42
Systematic Contributions Program	42
Legal Proceedings	43
Table of Contents of Statement of Additional Information	43

Appendix A - Financial Information for Separate Account I of Integrity	44
Appendix B - Enhanced Earnings Benefit Calculation Examples	52

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Administrative Office - Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720.  Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341.  You may also call us at 1-800-325-8583.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant -  the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Credit Plus - additional amount credited to your Account Value equal to a percentage of your contributions made in the first Contract Year.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Quarterly Rate Option and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Highest Anniversary Account Value - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Portfolio - a mutual fund in which a Variable Account Option invests.

Quarterly Rate Option (QRO) - a Fixed Account where the interest rate on your investment may change as often as quarterly.

Retirement Date – any date before the Maximum Retirement Date that you choose to begin your Annuity Benefit or receive a lump sum payment.

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Rider - a supplement to your contract that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Account Value reduced by any withdrawal charge, Credit Plus recapture and pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	9%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$40

Separate Account Annual Expenses for Contract Years 1-9 as a percentage of value charged

Mortality and Expense Risk Charge(5)	1.67%
Optional Highest Anniversary Death Benefit Charge(6)	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(7)	0.50%
Highest Possible Total Separate Account Annual Expenses	2.37%

Separate Account Annual Expenses for Contract Years 10 + as a percentage of value charged

Mortality and Expense Risk Charge(8)	1.15%
Optional Highest Anniversary Death Benefit Charge(9)	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(10)	0.50%
Highest Possible Total Separate Account Annual Expenses	1.85%

 (1) State premium taxes currently range from 0 to 3.5%.

 (2) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

 (3) Does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs

 (4) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

 (5) Assessed daily in Contract Years 1-9 on the amount allocated to the Variable Account Options

 (6) Assessed quarterly on the amount allocated to the Variable Account Options

 (7) Assessed quarterly on the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options
59 or less	0.20%	1.87%
60-69	0.40%	2.07%
70-79	0.50%	2.17%

 (8) Assessed daily in Contract Year 10 and after on the amount allocated to the Variable Account Options

 (9) Assessed quarterly on the amount allocated to the Variable Account Options

 (10) Assessed quarterly on the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

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The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 1.93%

Total Annual Portfolio Operating Expenses

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses

DWS Small Cap Index VIP Fund, Class B	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager Portfolio, Service Class 2	0.51%	0.25%	0.13%	N/A	0.89%	0.89%
Fidelity VIP Balanced Portfolio, Service Class 2	0.41%	0.25%	0.16%	N/A	0.82%	0.82%
Fidelity VIP Contrafund Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	0.71%	0.25%	0.28%	N/A	1.24%	1.24%
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service Class 2 (2)	0.56%	0.25%	0.23%	N/A	1.04%	1.03%
Fidelity VIP Equity-Income Portfolio, Service Class 2	0.46%	0.25%	0.09%	N/A	0.80%	0.80%
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2020 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.62%	0.87%	0.87%
Fidelity VIP Freedom 2025 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Growth Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Growth & Income Portfolio, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	0.56%	0.25%	0.13%	N/A	0.94%	0.94%
Fidelity VIP High Income Portfolio, Service Class 2	0.57%	0.25%	0.11%	N/A	0.93%	0.93%
Fidelity VIP Index 500 Portfolio, Service Class 2 (4)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	0.32%	0.25%	0.11%	N/A	0.68%	0.68%
Fidelity VIP Mid Cap Portfolio, Service Class 2 (1)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Overseas Portfolio, Service Class 2 (1)	0.71%	0.25%	0.14%	N/A	1.10%	1.07%
Fidelity VIP Value Strategies Portfolio, Service Class 2	0.56%	0.25%	0.14%	N/A	0.95%	0.95%
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (5)	0.48%	0.25%	0.04%	N/A	0.77%	0.77%
FTVIPT Franklin Income Securities Fund, Class 2 (5)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (5)	0.70%	0.25%	0.04%	N/A	0.99%	0.99%
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 (6)	0.51%	0.25%	0.15%	0.02%	0.93%	0.91%
FTVIPT Mutual Shares Securities Fund, Class 2	0.59%	0.25%	0.13%	N/A	0.97%	0.97%
FTVIPT Templeton Foreign Securities, Class 2 (6)	0.63%	0.25%	0.14%	0.02%	1.04%	1.02%
FTVIPT Templeton Growth Securities, Class 2 (5)	0.73%	0.25%	0.03%	N/A	1.01%	1.01%
PIMCO VIT All Assets Portfolio, Advisor Class (7)	0.175%	0.25%	0.25%	0.69%	1.365%	1.345%
PIMCO VIT CommodityRealReturnTM Strategy Portfolio, Advisor Class (8), (9)	0.49%	0.25%	0.34%	0.05%	1.13%	1.08%
PIMCO VIT Low Duration Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Real Return Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Total Return Portfolio, Advisor Class (9)	0.25%	0.25%	0.43%	N/A	0.93%	0.93%
Rydex VT Absolute Return Strategies Fund(10), (11)	1.15%	0.00%	0.54%	N/A	1.69%	1.69%
Rydex VT Hedged Equity Fund(10), (11)	1.15%	0.00%	0.66%	N/A	1.81%	1.81%
Rydex VT Sector Rotation Fund	0.90%	0.00%	0.71%	N/A	1.61%	1.61%
Touchstone VST Baron Small Cap Growth Fund (12), (13)	1.05%	0.25%	0.44%	N/A	1.74%	1.55%
Touchstone VST Core Bond Fund (12), (13)	0.55%	0.25%	0.41%	N/A	1.21%	1.00%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses

Touchstone VST High Yield Fund (12), (13)	0.50%	0.25%	0.44%	N/A	1.19%	1.05%
Touchstone VST Large Cap Core Equity Fund (12), (13)	0.65%	0.25%	0.45%	N/A	1.35%	1.00%
Touchstone VST Mid Cap Growth Fund (12), (13)	0.80%	0.25%	0.37%	0.01%	1.43%	1.17%
Touchstone VST Money Market Fund, Service Class (12), (13)	0.18%	0.25%	0.29%	N/A	0.72%	0.72%
Touchstone VST Third Avenue Value Fund (12), (13)	0.79%	0.25%	0.28%	0.03%	1.35%	1.09%
Touchstone VST Aggressive ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.50%	0.21%	1.36%	0.96%
Touchstone VST Conservative ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.51%	0.20%	1.36%	0.95%
Touchstone VST Enhanced ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.35%	0.25%	1.25%	1.00%
Touchstone VST Moderate ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.37%	0.21%	1.23%	0.96%
Van Kampen LIT Comstock Portfolio, Class II	0.56%	0.25%	0.03%	N/A	0.84%	0.84%
Van Kampen LIT Capital Growth Portfolio, Class II	0.70%	0.25%	0.10%	N/A	1.05%	1.05%
Van Kampen UIF Emerging Markets Debt Portfolio, Class II (15)	0.75%	0.35%	0.31%	N/A	1.41%	1.11%
Van Kampen UIF Emerging Markets Equity Portfolio, Class II (15)	1.21%	0.35%	0.37%	N/A	1.93%	1.63%
Van Kampen UIF U. S. Mid Cap Value Portfolio, Class II (15)	0.72%	0.35%	0.29%	N/A	1.36%	1.11%
Van Kampen UIF U.S. Real Estate Portfolio, Class II (15), (16)	0.74%	0.35%	0.28%	0.01%	1.37%	1.28%

(1) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce that Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(2) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(3) The advisor has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses) as a percentage of its average net assets, exceed 0.25%.

(4) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the fund manager’s part.

(5) The Portfolio administration fee is paid indirectly through the management fee.

(6)  The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the Trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(7)  “Other Expenses” reflect an administrative fee of 0.25%

(8)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor at the annual rates of 0.49% for a management fee and 0.20% for an administration fee.  The advisor has contractually agreed to waive the advisory fee and the administration fee, respectively, paid to the advisor by the Subsidiary.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(9)  “Other Expenses” reflect an administrative fee of 0.25%, and interest expenses

(10)  The advisor has contractually agreed to pay all operating expenses of the fund, excluding interest expenses and taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(11) “Other Expenses” include short dividend expense.  Short dividend expense occurs because the fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective.  The fund must pay out the shorted security, thus increasing the fund’s unrealized gain or reducing the fund’s unrealized loss on its short sale transaction.  Short dividend expense is not a fee charged to the shareholder by the advisor or other service provider.  Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.  If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

(12)  “Total Annual Portfolio Operating Expenses” are based upon the actual operating history for the fiscal year ended December 31, 2007, except they reflect the commencement of the new 0.25% shareholder services fees and a reduction in distribution (12b-1) fee for the Service Class shares, effective January 1, 2008.

(13)  Effective January 1, 2008, the advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to the amount shown in the Total Annual Net Expenses Column in the above table.  This expense limitation will remain in effect until at least May 1, 2009.  Pursuant to this agreement, the advisor has no ability to recoup any previously waived fees or reimbursed expenses from the fund.  For purposes of these waivers, the cost of acquired fund fees and expenses, if any, is excluded from advisor’s waiver obligations for all funds except Mid Cap Growth and Third Avenue Value.

(14)  The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses would be 0.75%.

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(15)  For the year ended December 31, 2007, the following caps were in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The adviser may terminate these voluntary caps at any time at its sole discretion.  Additionally, for the year ending December 31, 2007, the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt, 0.10% of the 12b-1 fee for the U.S. Real Estate and 0.25% for U.S. Mid Cap Value.  The distributor may terminate these voluntary waivers at any time at its sole discretion.

(16) The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses for the U.S. Real Estate Portfolio, Class II were 1.27%.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated and does not include the credit for the Credit Plus feature nor any recapture of the Credit Plus.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,315	$2,053	$2,705	$4,237

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$415	$1,253	$2,105	$4,237

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$415	$1,253	$2,105	$4,237

Accumulation Unit Values

See Appendix A

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “Integrity” mean Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefits Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.”

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Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

•      To contribute, transfer and withdraw money.  See Part 5

•      To invest in the Investment Options.  See Part 3

•      To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit”

•      To name the Annuitant

•      To name the Annuitant’s beneficiary and the owner’s beneficiary.  The Annuitant’s beneficiary will receive the Death Benefit upon the death of the Annuitant; or the owner’s beneficiary will receive a distribution upon your death, as owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” and “Distribution on Death of Owner.”

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed.  Your Account Value is subject to various charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge, any Credit Plus recapture and the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas).  If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period.  We will extend the ten day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected.  You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the

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amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

Credit Plus

This contract automatically provides the Credit Plus feature.  When you purchase this contract, an amount equal to 5% of your contributions made in the first Contract Year will be added to your Account Value.  Under certain circumstances, this amount may be recaptured by us.  Please see Part 4, “Recapture of Credit Plus” and Part 5, “Credit Plus” for details.

Part 2 – Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

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Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option.  We may:

•      add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•      register or end the registration of the Separate Account under the 1940 Act;

•      operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•      restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•      cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

•      operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  Each Variable Account Option (also called a sub account) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as the risks of investing, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Investments VIT Funds

The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM).  DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide.  DeAM’s presence in all of the major investment markets gives its clients a global network and product range.  DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.  Northern Trust, Inc. is the sub advisor of DWS Small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund.  We can’t guarantee that these objectives will be met.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

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DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.  The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Disciplined Small Cap and VIP Index 500.  FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109.  FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement.  Geode Capital Management, LLC, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers.  FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value to select investments.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis of each issuer’s financial condition and industry position and economic and market conditions to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR may invest in

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“growth” stocks, “value” stocks or both.  FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio

VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

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Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.  FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions to select investments.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

VIP Index 500 seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500.  The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index.  FMR allocates assets across different market sectors and maturities, and analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis of each

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issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.  FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Value Strategies Portfolio

VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential.  FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies.  FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Franklin Templeton Variable Insurance Products Trust Funds

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will be able to achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.  The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

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FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio.  PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a fund will be able to achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.  The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC.  Rydex Investments is the investment advisor to each Portfolio.  The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

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Below is a summary description of the each Rydex VT Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.  The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe.  The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods.  The fund then invests in the top ranked industries.

Touchstone Variable Series Trust

Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company.  Touchstone Advisors, Inc., 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund.  The fund seeks long-term capital appreciation.  It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential.  In making investment decisions for the fund, the portfolio manager seeks securities believed to have favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund.  The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds.  The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities.  The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B.  In making investment decisions for the fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST High Yield Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund.  The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The fund invests at least 80% of its assets

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in non-investment grade debt securities of domestic corporations.  Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Large Cap Core Equity Fund

Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund.  The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund’s portfolio.  A specific process is followed to assist the sub-advisor in its selections.

Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC (Westfield) and TCW Investment Management Company (TWC) are the sub-advisors for the Touchstone VST Mid Cap Growth Fund.  The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The fund invests at least 80% of its assets in common stocks of mid cap companies.  The fund may also invest in companies in the technology sector.  The fund is sub-advised by two separate management teams that use different style methodologies.  Westfield uses a growth approach and may companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.  TCW uses a value approach and may invest in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund.  The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments.  The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund.  The fund seeks long-term capital appreciation.  It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value.  The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  The mix of the fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (“ETF Funds”) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

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These asset allocations provide four distinct options that can meet a wide variety of investment needs.  The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The sub-advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds.  Todd Investment Advisors, Inc. is affiliated with Integrity.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  The Fund typically allocates about 80% of its assets in stocks and 20% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  The Fund typically allocates about 65% of its assets in bonds and 35% in stocks.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs.  The Fund typically allocates about 60% of its assets in stocks and 40% in bonds.  In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses.  The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen LIT Portfolios

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Capital Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation.  Under normal market conditions, the Portfolio’s investment adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

Van Kampen Universal Institutional Funds, Inc. Portfolios

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the Universal Institutional Funds, Inc. (UIF) Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen UIF Portfolio prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Mid Cap Value Portfolio

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The Advisor invests primarily in common stocks of companies traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may invest up to 20% of its net assets in real estate investment trusts.  The Portfolio may invest up to 20% of its net assets in securities

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of foreign issuers.  The Advisor seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on the company’s outlook.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts and General Account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act.  The General Account supports the Account Value you invest in the Fixed Accounts, the Death Benefit in excess of Account Value and the Annuity Benefit and any guarantees offered under a Rider.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account.  Disclosures regarding the Fixed Accounts or the General Account are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Quarterly Rate Option

We offer a QRO, which is a fixed interest rate account.  The QRO may not be available in Massachusetts.  For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution.  Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically.  If you do not transfer the allocation from your QRO to another Investment Option, each quarter your QRO will renew for another quarter at the interest rate that applies on the first day of that quarter.  The QRO will never credit less than the minimum interest rate stated in your contract.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

Only two “round trips” are permitted through the QRO during any 12-month period.  A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days.  We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.  This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO such as Dollar Cost Averaging or Systematic Transfer Programs, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice.  We may modify or amend these transfer restrictions at any time and in our sole discretion.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for 6 months or 1 year.  All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select.  We will automatically transfer installments of $1,000 or more each.  Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You can’t transfer from other Investment Options into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

In Contract Years 1-9, we deduct a daily charge equal to an annual effective rate of 1.67% of your Account Value in the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract.  A portion of the 1.67% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated.  The

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expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.67% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge can’t be increased without your consent.

In Contract Year 10, this mortality and expense risk charge decreases to 1.15%.  In Contract Years 10 and beyond, we will deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in each of the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract.

Annual Administrative Charge

We charge an annual administrative charge of $40, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated in the event of the Annuitant’s death, or if you surrender the contract or select an Annuity Benefit during a Contract Year or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management can’t be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 9%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn(11)
1	9%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9	2%
thereafter	0

(11) In Pennsylvania, the withdrawal charge for each contribution year 1 through 9 is 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 1%.

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The maximum of 9% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year.  We don’t deduct a withdrawal charge when you withdraw contributions made more than seven years before your withdrawal.  The oldest contributions are treated as the first withdrawn and more recent contributions next.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge.  Details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”  Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.

We won’t deduct a withdrawal charge if:

•       we calculate the Death Benefits on the death of the Annuitant; or

•      you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We won’t unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance.  Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment.  (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey and Texas.  The hardship waiver does not include unemployment or terminal illness in Pennsylvania.)  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor.  The waiver of the withdrawal charge applies to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the owner and the joint owner. The hardship waiver is not available on contracts issued in South Dakota.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions, plus up to 0.50% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

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Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial, Cadaret, Grant & Co., Inc., Cadaret Grant Agency, Central Jersey Financial, Investacorp, Inc., Linsco Private Ledger, Securities America Inc., Summit Equities, Stifel, Nicolaus and Company, and Sterne, Agee & Leach.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have twelve free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 - Terms Of Your Variable Annuity

Your Contributions

•	Minimum initial contribution(12)	$20,000
•	Minimum additional contribution	$100
	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
•		$500,000 if the Annuitant is age 76 or older

Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to ten years before your Maximum Retirement Date.

We may refuse additional contributions if (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for reason allowed by law.

(12) The minimum initial contribution is $5,000 In Pennsylvania and $3,000 in Texas.

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Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office.  The request should indicate your contract number and the specific change, and you should sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5

Credit Plus Feature and Recapture

We will credit your Account Value with an amount equal to 5% of each contribution we receive from you in the first Contract Year.  This means that if you contribute $50,000 in the first Contract Year, we will add $2,500 to your Account Value.  We allocate the 5% Credit Plus to your Investment Options in the same percentages as you allocate your contributions.

There will be no separate charge for this feature, however to recoup the cost of providing this feature, PINNACLEplus has a higher mortality and expense risk charge and a higher withdrawal charge than a similar annuity without the Credit Plus feature.  These charges could be more than the amount of the credit added to your Account Value under the Credit Plus feature.  We expect to make a profit from the charges associated with the Credit Plus feature.

If you expect to withdraw funds from the contract in excess of the Free Withdrawal Amount or terminate the contract while withdrawal charges apply, it may not be to your advantage to purchase PINNACLEplus.

Contributions to the contract after the first Contract Year do not receive a Credit Plus credit.  However, these contributions will have the same mortality and expense risk charge and withdrawal charge as the contributions that receive a Credit Plus credit.  Therefore, if you intend to make subsequent contributions after the first Contract Year into this annuity you may wish to consider another annuity.

Recapture of Credit Plus

We may take back (recapture) any amount we add to your Account Value under the Credit Plus feature.  We will recapture a credit for twelve months after the credit is added to your Account Value, if any of the following occur during that twelve months:

•      You withdrawal an amount in excess of the Free Withdrawal Amount.  The Credit Plus credit will be recaptured in the same proportion as the withdrawal bears to the Account Value (for example, if 50% of Account Value is withdrawn, 50% of the Credit Plus credit will be recaptured).

•      A Death Benefit is calculated.  However, so long as the Annuitant is age 80 or younger on the Contract Date, the Death Benefit will never be less than contributions minus withdrawals (and associated charges).

•      A Distribution on Death is paid to the owner’s beneficiary.

•      You exercise the right to revoke the contract during the free look period.  In this case, we will incur any investment gain or loss attributable to the Credit Plus amount.

•      You elect an Annuity Benefit during the first five Contract Years.  Your credit will be recaptured according to the following schedule:

Contract Year	Percentage of Credit Plus Recaptured
1	100%
2	90%
3	80%
4	70%
5	60%

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The total amount of all recaptures will never be greater than the Credit Plus amount originally credited to your contract.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•      First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•      Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•      Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•      Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•      Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.67% during Contract Years 1-9 and 1.15% in Contract Year 10 and after.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the QRO, subject to our transfer restrictions:

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•    The amount transferred must be at least $100 or, if less, the entire amount in the Investment   Option.

•    Transfers into the STO are not permitted.

•    Only two “round trips” are permitted through the QRO during any 12-month period.  A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days.  We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your twelve (12) free transfers during a Contract Year we charge $20 for each additional transfer during that Contract Year.  See Part 4, “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•     the contract number

•     the amounts to be transferred, and

•     the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business.  If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request doesn’t change the allocation of current or future contributions among the Investment Options.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

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Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.             Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•    a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•    a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.             Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.             Notification.  We will notify you if your requested transfer is not made.

4.             Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.             20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

•    All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•    Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

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•    Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested and any withdrawal charge that applies, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.  Part 4, “Withdrawal Charge.”  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, Death Benefits Paid on Death of Annuitant” and Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•      10% of your Account Value during a Contract Year; or

•      10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don’t take the Free Withdrawal Amount in any one Contract Year, you can’t add it to the next year’s Free Withdrawal Amount.  If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and

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send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Assignments

We do not allow assignment of your contract unless required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•   the Annuitant dies before the Retirement Date; and

•   there is no contingent Annuitant.

If an Annuitant’s beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Standard Death Benefit

The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

•      For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•    your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•    total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•    your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

•      For contracts where the Annuitant’s age on the Contract Date is between 74 and 80, the Death Benefit is the greater of:

•      total Contributions minus proportional adjustments for any withdrawals (and associated charges); or

•      your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

The Death Benefit can be paid in a lump sum or as an annuity.  You may select either option.  If you have not selected an option before the Annuitant dies, the Annuitant’s beneficiary may select either option at the Annuitant’s death.  However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

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Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•      If your Death Benefit is $100,000, and your current Account Value is $80,000,

•      and you take a withdrawal of $10,000,

•      we will reduce your Death Benefit by 12.5% because that is the same percentage that your   withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).

•      Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner’s beneficiary within five years.  However, any interest that is payable to the owner’s beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner’s death.  This distribution is required by Section 72(s) of the Code.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners’ beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If your sole owner’s beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse’s name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Under the Code

If you (as owner) die, the Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner’s beneficiary.  This is called spousal continuation.

Under the Contract

This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation).  The Spousal Continuation under this contract is available only if you have structured your contract as follows:

•      you are the sole owner and Annuitant;

•      no contingent Annuitant is named; and

•      your spouse is the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

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Under this enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.  The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract, except that we will not accept additional contributions.  When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.  Under this enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected.  We also reduce the mortality and expense risk charge to 1.15%.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 100th birthday.  This is referred to as the Maximum Retirement Date..  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Account Value, less any pro-rata annual administrative charge and Credit Plus recapture, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

•      Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

•      Period certain annuity, which provides for fixed payments for a fixed period.  The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•      Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint

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and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•      Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven’t already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments won’t change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)   the New York Stock Exchange has been closed or trading on it is restricted;

(2)   an emergency exists as determined by the SEC so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)   the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We can’t honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

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Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•      your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges and any Credit Plus recapture) after that Contract Anniversary; or

•      the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Enhanced Earnings Benefit Rider

The EEB is an optional benefit Rider, which you may purchase for an additional fee.  The EEB Rider provides an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit.  If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit.

Gain is calculated by taking your Account Value on the Death Benefit Date minus contributions adjusted for partial withdrawals.  If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date.  We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4.

Annuitant Age on the Contract Date	Benefit Paid	Charge on Account Value at Annual Effective Rate
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less adjustments for withdrawals.  Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit.  Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.  Any gain on a Credit Plus credit that is recaptured will not be included in the calculation of gain under the EEB.

If there is not gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit.  Contributions received from exchanged contracts shall be treated as a contribution for purposes of the EEB and determination of the percentage of gain paid.  Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB.  It will be carried over for purposes of income tax or exclusion allowance calculations.

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Please see Appendix B for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution.  You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA:  If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you’ll be entitled to a number of

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votes based on the value you have in the Variable Account Options.  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•      our tax status

•      the tax status of the contract

•      the type of retirement plan, if any, for which the contract is purchased

•      the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•      You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•      You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•      You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution:

•   Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal,

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representing your basis in the annuity, isn’t taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•   If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•     you are 59½ or older

•     payment is a result of the owner’s death

•     payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancy) of the taxpayer and beneficiary

•     payment is a result of the taxpayer becoming disabled within the meaning of Code section 72(m)(7)

•     payment is from certain qualified plans (note, however, other penalties may apply)

•     payment is under a qualified funding asset as defined in Section 130(d) of the Code

•     payment is under certain types of qualified plans held by the employer until the employee separates from service

•     payment is under an immediate annuity as defined in Code Section 72(u)(4) (non-qualified contracts only)

•     payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•     payment is for certain higher education expenses (IRA only)

•     payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan does.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner

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under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.  You may specify an account for direct deposit of your Systematic Withdrawals.  Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may

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terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½.  You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•        the date you reach age 59½; and

•        five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution subject to a $100 minimum.  If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end.  You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.  Withdrawals under this program are treated as ordinary withdrawals under the contract.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½.  The Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you’re age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges, but otherwise are treated as ordinary withdrawals under the contract, and are subject to Credit Plus recapture.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

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We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund or QRO to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The minimum transfer to each Investment Option is $100.  We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time.  If you don’t have enough Account Value in the Touchstone VST Money Market Fund or QRO to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis.  We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program.  There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs.  You can choose to rebalance monthly, quarterly, semi-annually or annually.  The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing.  Transfers will occur only to and from those Variable Account Options where you have current contribution allocations.  Fixed Accounts are not included in the Customized Asset Rebalancing Program.  We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.

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To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45201-5720

ATTN: Request for SAI of Separate Account I

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Appendix A

Financial Information for Separate Account I of Integrity (Pinnacle Plus)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle Plus contracts with a mortality and expense risk charge of 1.67% in Contract Years 1-9: Unit Value at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period since inception.

	2007	2006	2005	2004	2003	Inception Date and Value

DWS Small Cap Index Fund, Class B (857)
Unit value at beginning of period	$15.73	$13.65	$13.35	$11.56	$10.00	$10.00
Unit value at end of period	$15.13	$15.73	$13.65	$13.35	$11.56
Number of units outstanding at end of period	12,418	10,694	13,255	12,863	3,422

Fidelity VIP Asset Manager, Service Class 2 (801)
Unit value at beginning of period	$11.64	$11.04	$10.82	$10.46	$10.00	$10.00
Unit value at end of period	$13.18	$11.64	$11.04	$10.82	$10.46
Number of units outstanding at end of period	17,753	9,509	12,426	16,017	2,129

Fidelity VIP Balanced, Service Class 2 (803)
Unit value at beginning of period	$12.25	$11.17	$10.77	$10.41	$10.00	$10.00
Unit value at end of period	$13.10	$12.25	$11.17	$10.77	$10.41
Number of units outstanding at end of period	11,263	5,806	7,965	14,688	5,951

Fidelity VIP Contrafund, Service Class 2 (804)
Unit value at beginning of period	$16.04	$14.64	$12.76	$11.27	$10.00	$10.00
Unit value at end of period	$18.50	$16.04	$14.64	$12.76	$11.27
Number of units outstanding at end of period	119,254	115,257	99,528	57,918	10,772

Fidelity VIP Disciplined Small Cap, Service Class 2 (864)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$8.99
Number of units outstanding at end of period	3,173					4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (861)
Unit value at beginning of period	$14.13	$12.62	$10.64	—	—	$10.00
Unit value at end of period	$14.82	$14.13	$12.62	$10.64
Number of units outstanding at end of period	7,579	6,643	8,483	—

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	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Equity-Income, Service Class 2 (805)
Unit value at beginning of period	$15.21	$12.90	$12.43	$11.36	$10.00	$10.00
Unit value at end of period	$15.15	$15.21	$12.90	$12.43	$11.36
Number of units outstanding at end of period	34,637	25,730	41,174	27,914	2,627

Fidelity VIP Freedom 2010, Service Class 2 (1870)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.21
Number of units outstanding at end of period	2,434					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1871)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.22
Number of units outstanding at end of period	4,438					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1872)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.23
Number of units outstanding at end of period	2,540					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1873)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.24
Number of units outstanding at end of period	2,426					4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1874)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.25
Number of units outstanding at end of period	2,309					4-30-07

Fidelity VIP Growth, Service Class 2 (808)
Unit value at beginning of period	$12.15	$11.59	$11.17	$11.02	$10.00	$10.00
Unit value at end of period	$15.13	$12.15	$11.59	$11.17	$11.02
Number of units outstanding at end of period	12,156	6.637	12,011	13,521	3,505

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	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Growth & Income, Service Class 2 (806)
Unit value at beginning of period	$12.86	$11.59	$10.97	$10.58	$10.00	$10.00
Unit value at end of period	$14.15	$12.86	$11.59	$10.97	$10.58
Number of units outstanding at end of period	30,046	29,091	40,974	36,621	22,274

Fidelity VIP Growth Opportunities, Service Class 2 (807)
Unit value at beginning of period	$12.77	$12.36	$11.56	$11.00	$10.00	$10.00
Unit value at end of period	$15.44	$12.77	$12.36	$11.56	$11.00
Number of units outstanding at end of period	15,324	3,073	2,246	2,281	—

Fidelity VIP High Income, Service Class 2 (809)
Unit value at beginning of period	$12.62	$11.56	$11.49	$10.68	$10.00	$10.00
Unit value at end of period	$12.73	$12.62	$11.56	$11.49	$10.68
Number of units outstanding at end of period	14,764	9,298	8,538	6,539	743

Fidelity VIP Index 500, Service Class 2 (810)
Unit value at beginning of period	$14.00	$12.33	$11.99	$11.05	—	$10.00
Unit value at end of period	$14.48	$14.00	$12.33	$11.99	$11.05
Number of units outstanding at end of period	30,322	1,651	1,652	1,653

Fidelity VIP Investment Grade Bond, Service Class 2 (811)
Unit value at beginning of period	$10.52	$10.28	$10.26	$10.01	$10.00	$10.00
Unit value at end of period	$10.77	$10.52	$10.28	$10.26	$10.01
Number of units outstanding at end of period	65,417	56,712	55,357	44,052	29,926

Fidelity VIP Mid Cap, Service Class 2 (812)
Unit value at beginning of period	$19.18	$17.35	$14.95	$12.20	$10.00	$10.00
Unit value at end of period	$21.75	$19.18	$17.35	$14.95	$12.20
Number of units outstanding at end of period	69,217	64,355	46,816	35,644	6,606

Fidelity VIP Overseas, Service Class 2 (813)
Unit value at beginning of period	$18.50	$15.97	$13.68	$12.27	$10.00	$10.00
Unit value at end of period	$21.29	$18.50	$15.97	$13.68	$12.27
Number of units outstanding at end of period	54,218	14,123	6,278	5,805	4,842

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	2007	2006	2005	2004	2003	Inception Date and Value

Fidelity VIP Value Strategies, Service Class 2 (1884)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period						5-1-08

FTVIPT Franklin Growth and Income Securities, Class 2 (849)
Unit value at beginning of period	$14.43	$12.57	$12.34	$11.35	$10.00	$10.00
Unit value at end of period	$13.66	$14.43	$12.57	$12.34	$11.35
Number of units outstanding at end of period	82,739	27,422	16,407	7,186	2,990

FTVIPT Franklin Income Securities, Class 2 (850)
Unit value at beginning of period	$14.55	$12.51	$12.52	$11.19	$10.00	$10.00
Unit value at end of period	$14.84	$14.55	$12.51	$12.52	$11.19
Number of units outstanding at end of period	187,393	180,515	119,455	50,322	19,509

FTVIPT Franklin Large Cap Growth Securities, Class 2 (851)
Unit value at beginning of period	$12.52	$11.48	$11.55	$10.89	$10.00	$10.00
Unit value at end of period	$13.08	$12.52	$11.48	$11.55	$10.89
Number of units outstanding at end of period	20,305	21,149	26,124	39,980	6,245

FTVIPT Franklin Small Cap Value Securities, Class 2 (1875)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$8.86
Number of units outstanding at end of period	1,341					4-30-07

FTVIPT Mutual Share Securities, Class 2 (852)
Unit value at beginning of period	$15.63	$13.42	$12.35	$11.15	$10.00	$10.00
Unit value at end of period	$15.90	$15.63	$13.42	$12.35	$11.15
Number of units outstanding at end of period	126,078	111,538	77,693	34,497	5,385

FTVIPT Templeton Foreign Securities, Class 2 (853)
Unit value at beginning of period	$17.73	$14.84	$13.70	$11.76	$10.00	$10.00
Unit value at end of period	$20.12	$17.73	$14.84	$13.70	$11.76
Number of units outstanding at end of period	22,318	20,057	12,309	12,968	3,091

FTVIPT Templeton Growth Securities, Class 2 (854)
Unit value at beginning of period	$16.88	$14.10	$13.17	$11.54	$10.00	$10.00
Unit value at end of period	$16.99	$16.88	$14.10	$13.17	$11.54
Number of units outstanding at end of period	58,123	65,640	37,599	5,522	—

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	2007	2006	2005	2004	2003	Inception Date and Value

PIMCO VIT All Asset Portfolio, Advisor Class (1876)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT CommodityRealReturnTM Strategy Portfolio, Advisor Class (1877)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Low Duration Portfolio, Advisor Class (1878)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Real Return, Advisor Class (1879)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Total Return, Advisor Class (1880)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Absolute Return Strategies Fund (1881)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Hedged Equity Fund (1882)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Sector Rotation Fund (1883)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

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	2007	2006	2005	2004	2003	Inception Date and Value

Touchstone VST Baron Small Cap Growth (822)
Unit value at beginning of period	$17.08	$14.69	$13.87	$11.04	$10.00	$10.00
Unit value at end of period	$17.26	$17.08	$14.69	$13.87	$11.04
Number of units outstanding at end of period	29,517	28,438	26,607	17,949	1,859

Touchstone VST Core Bond (823)
Unit value at beginning of period	$10.37	$10.13	$10.13	$9.98	$10.00	$10.00
Unit value at end of period	$10.75	$10.37	$10.13	$10.13	$9.98
Number of units outstanding at end of period	68,861	36,947	26,549	21,654	3,408

Touchstone VST High Yield (827)
Unit value at beginning of period	$12.25	$11.55	$11.37	$10.55	$10.00	$10.00
Unit value at end of period	$12.26	$12.25	$11.55	$11.37	$10.55
Number of units outstanding at end of period	29,184	27,335	26,178	27,139	16,459

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (825)
Unit value at beginning of period	$13.67	$10.98	$11.52	$11.14	$10.00	$10.00
Unit value at end of period	$14.15	$13.67	$10.98	$11.52	$11.14
Number of units outstanding at end of period	10,801	11,077	4,530	10,888	—

Touchstone VST Mid Cap Growth (824)
Unit value at beginning of period	$16.51	$14.45	$12.75	$11.57	$10.00	$10.00
Unit value at end of period	$18.57	$16.51	$14.45	$12.75	$11.57
Number of units outstanding at end of period	31,495	12,513	24,720	12,799	2,186

Touchstone VST Money Market, Service Class (829)
Unit value at beginning of period	$10.30	$10.01	$9.89	$9.95	$10.00	$10.00
Unit value at end of period	$10.62	$10.30	$10.01	$9.89	$9.95
Number of units outstanding at end of period	140,915	32,029	24,723	15,319	26,528

Touchstone VST Third Avenue Value (830)
Unit value at beginning of period	$19.50	$17.11	$14.82	$11.97	$10.00	$10.00
Unit value at end of period	$18.83	$19.50	$17.11	$14.82	$11.97
Number of units outstanding at end of period	95,425	82,986	79,956	51,320	6,420

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	2007	2006	2005	2004	2003	Inception Date and Value

Touchstone VST Aggressive ETF, Service Class (1868)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.82
Number of units outstanding at end of period	6,534					4-28-07

Touchstone VST Conservative ETF, Service Class (1866)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.07
Number of units outstanding at end of period	2,373					4-28-07

Touchstone VST Enhanced ETF, Service Class (1869)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.63
Number of units outstanding at end of period	34,200					4-28-07

Touchstone VST Moderate ETF, Service Class (1867)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.91
Number of units outstanding at end of period	9,726					4-28-07

Van Kampen LIT Comstock, Class II (844)
Unit value at beginning of period	$15.22	$13.34	$13.03	$11.29	$10.00	$10.00
Unit value at end of period	$14.62	$15.22	$13.34	$13.03	$11.29
Number of units outstanding at end of period	21,158	21,687	21,312	10,553	3,667

Van Kampen LIT Capital Growth, Class II (845) (formerly LIT Strategic Growth)
Unit value at beginning of period	$11.87	$11.77	$11.12	$10.59	$10.00	$10.00
Unit value at end of period	$13.62	$11.87	$11.77	$11.12	$10.59
Number of units outstanding at end of period	2,037	1,403	764	579	—

Van Kampen UIF Emerging Markets Debt, Class II (846)
Unit value at beginning of period	$14.23	$13.06	$11.84	$10.94	$10.00	$10.00
Unit value at end of period	$14.88	$14.23	$13.06	$11.84	$10.94
Number of units outstanding at end of period	14,913	9,523	6858	5,069	710

PPI - 50

	2007	2006	2005	2004	2003	Inception Date and Value

Van Kampen UIF Emerging Markets Equity, Class II (847)
Unit value at beginning of period	$27.03	$20.04	$15.24	$12.60	$10.00	$10.00
Unit value at end of period	$37.33	$27.03	$20.04	$15.24	$12.60
Number of units outstanding at end of period	19,402	12,046	5,645	4,182	5,338

Van Kampen UIF U.S. Mid Cap Value, Class II (1885)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period						5-1-08

Van Kampen UIF U.S. Real Estate, Class II (848)
Unit value at beginning of period	$23.95	$17.69	$15.41	$11.52	$10.00	$10.00
Unit value at end of period	$19.48	$23.95	$17.69	$15.41	$11.52
Number of units outstanding at end of period	30,981	30,176	23,360	19,218	2,510

PPI - 51

Appendix B

Enhanced Earnings Benefit Calculation Examples

Example 1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•      Annuitant was age 60 on the Contract Date (40% benefit)

•      Initial contribution = $100,000

•      No additional contributions

•      No withdrawals

•      Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

•      The gain in the contract is $25,000 ($125,000-$100,000 =$25,000)

•      Benefit paid would be $10,000 ($25,000 x 40%)

Example 2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•      Annuitant was age 60 on the Contract Date (40% benefit)

•      Initial contribution = $50,000

•      No additional contributions

•      No withdrawals

•      Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

•      Highest anniversary Account Value = $70,000

Based on these assumptions:

•      the gain in the contract is $10,000 ($60,000 – $50,000);

•      the EEB is $4,000 (40% x $10,000); and thus

•      the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)

PPI - 52

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2008.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  Integrity has entered into Service Agreements with WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $29,110,947 in 2007, $28,701,189 in 2006, and $20,409,914 in 2005.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we offer up to a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called “Dynasty Trail.”  Currently, registered representatives who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to annuities sold for Integrity, and it’s wholly owned subsidiary National Integrity Life Insurance Company, during the last calendar year.

Affiliated Financial Services	American Portfolios Financial	Cadaret, Grant & Co., Inc.
Cadaret Grant Agency	Debany Financial	Destination Partners
Essential Group Services	Girard Securities	Income Protection Agency
Investacorp, Inc.	Linsco Private Ledger	First Montauk Securities, Inc.
Securities America, Inc.	Southwest Insurance Agency	Stifel, Nicolaus and Company
Vanderbilt Securities, LLC

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge.  Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allow by law.

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the participant

3

reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2007, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of  Integrity Life Insurance Company

Year ended December 31, 2007 with Report of Independent Registered
Public Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Contract Owners

Separate Account I of Integrity Life Insurance Company

and

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in the statements of assets and liabilities, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2007

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$361,879	$—	$361,879	$12.45	29,072
Touchstone Aggressive ETF (GrandMaster flex3™)	2,178,484	—	2,178,484	12.23	178,072
Touchstone Aggressive ETF (Grandmaster™)	196,020	—	196,020	12.31	15,922
Touchstone Aggressive ETF (IQ Annuity™)	3,966,203	(3)	3,966,200	12.27	323,182
Touchstone Aggressive ETF (Pinnacle Plus™)	150,132	—	150,132	12.19	12,319
Touchstone Aggressive ETF (IQ Advisor Standard™)	19,960	—	19,960	13.28	1,503
Touchstone Balanced (AnnuiChoice™)	2,117,323	1	2,117,324	14.41	146,962
Touchstone Balanced (AnnuiChoice II™)	59,029	—	59,029	11.01	5,359
Touchstone Balanced (GrandMaster flex3™)	1,145,558	1	1,145,559	13.98	81,933
Touchstone Balanced (Grandmaster™)	415,905	—	415,905	12.96	32,103
Touchstone Balanced (IQ Annuity™)	1,202,227	(1)	1,202,226	14.08	85,366
Touchstone Balanced (Pinnacle Plus™)	352,795	—	352,795	14.00	25,204
Touchstone Baron Small Cap (AnnuiChoice™)	2,251,623	—	2,251,623	18.25	123,406
Touchstone Baron Small Cap (AnnuiChoice II™)	112,577	—	112,577	11.47	9,814
Touchstone Baron Small Cap (GrandMaster flex3™)	1,376,196	(1)	1,376,195	16.49	83,453
Touchstone Baron Small Cap (Grandmaster™)	330,126	—	330,126	14.81	22,294
Touchstone Baron Small Cap (IQ Annuity™)	3,208,093	—	3,208,093	17.79	180,354
Touchstone Baron Small Cap (Pinnacle Plus™)	509,490	—	509,490	17.26	29,517
Touchstone Baron Small Cap (IQ Advisor Enhanced™)	5,937	—	5,937	15.77	377
Touchstone Baron Small Cap (IQ Advisor Standard™)	216,025	—	216,025	15.89	13,591
Touchstone Conservative ETF (AnnuiChoice™)	894,454	—	894,454	11.65	76,747
Touchstone Conservative ETF (GrandMaster flex3™)	1,850,036	—	1,850,036	11.45	161,516
Touchstone Conservative ETF (Grandmaster™)	678,370	—	678,370	11.53	58,852
Touchstone Conservative ETF (IQ Annuity™)	1,572,943	—	1,572,943	11.49	136,892
Touchstone Conservative ETF (Pinnacle Plus™)	231,689	—	231,689	11.41	20,304
Touchstone Conservative ETF (IQ Advisor Standard™)	128,676	—	128,676	12.18	10,566
Touchstone Core Bond (AnnuiChoice™)	2,128,506	—	2,128,506	12.59	169,001
Touchstone Core Bond (AnnuiChoice II™)	55,937	1	55,938	10.59	5,283
Touchstone Core Bond (GrandMaster flex3™)	592,379	1	592,380	11.57	51,196
Touchstone Core Bond (Grandmaster™)	118,120	1	118,121	11.01	10,730
Touchstone Core Bond (IQ Annuity™)	978,392	—	978,392	12.05	81,174
Touchstone Core Bond (Pinnacle Plus™)	740,206	1	740,207	10.75	68,861
Touchstone Core Bond (IQ Advisor Standard™)	186,681	—	186,681	11.12	16,782
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	1,229,560	(4)	1,229,556	9.63	127,719
Touchstone Eagle Capital Appreciation (AnnuiChoice II™)	102,197	—	102,197	10.83	9,439
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	575,738	1	575,739	12.62	45,629
Touchstone Eagle Capital Appreciation (Grandmaster™)	76,406	1	76,407	12.92	5,912
Touchstone Eagle Capital Appreciation (IQ Annuity™)	714,700	—	714,700	9.42	75,853
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	153,332	—	153,332	14.02	10,933
Touchstone Mid Cap Growth (AnnuiChoice™)	4,179,396	—	4,179,396	18.01	232,105
Touchstone Mid Cap Growth (AnnuiChoice II™)	858,586	—	858,586	12.24	70,127
Touchstone Mid Cap Growth (GrandMaster flex3™)	2,760,144	2	2,760,146	17.87	154,442
Touchstone Mid Cap Growth (Grandmaster™)	381,053	—	381,053	15.81	24,103
Touchstone Mid Cap Growth (IQ Annuity™)	2,846,174	—	2,846,174	18.18	156,583
Touchstone Mid Cap Growth (Pinnacle Plus™)	584,961	—	584,961	18.57	31,495
Touchstone Mid Cap Growth (IQ Advisor Standard™)	113,687	—	113,687	16.35	6,954
Touchstone Large Cap Core Equity (AnnuiChoice™)	229,066	—	229,066	12.23	18,736
Touchstone Large Cap Core Equity (AnnuiChoice II™)	24,839	—	24,839	11.42	2,176
Touchstone Large Cap Core Equity (GrandMaster flex3™)	1,331,847	—	1,331,847	12.80	104,070
Touchstone Large Cap Core Equity (Grandmaster™)	5,540	—	5,540	13.14	422
Touchstone Large Cap Core Equity (IQ Annuity™)	599,752	(1)	599,751	12.13	49,454
Touchstone Large Cap Core Equity (Pinnacle Plus™)	152,865	(1)	152,864	14.15	10,801
Touchstone Large Cap Core Equity (IQ Advisor Standard™)	135,078	—	135,078	13.10	10,313
Touchstone Enhanced ETF (AnnuiChoice™)	1,127,105	1	1,127,106	12.97	86,902
Touchstone Enhanced ETF (GrandMaster flex3™)	9,898,441	—	9,898,441	12.75	776,540
Touchstone Enhanced ETF (Grandmaster™)	1,485,617	—	1,485,617	12.83	115,814
Touchstone Enhanced ETF (IQ Annuity™)	6,227,455	(3)	6,227,452	12.79	487,010
Touchstone Enhanced ETF (Pinnacle Plus™)	252,070	—	252,070	12.70	19,850
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	45,182	—	45,182	14.03	3,220
Touchstone Enhanced ETF (IQ Advisor Standard™)	308,454	—	308,454	14.13	21,832
Touchstone Growth & Income (AnnuiChoice™)	178,056	(1)	178,055	13.17	13,519
Touchstone Growth & Income (GrandMaster flex3™)	89,583	1	89,584	13.02	6,879
Touchstone Growth & Income (Grandmaster™)	20,584	—	20,584	12.60	1,633
Touchstone Growth & Income (IQ Annuity™)	290,793	(1)	290,792	13.21	22,018

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Growth & Income (Pinnacle Plus™)	$131,888	$—	$131,888	$14.11	9,347
Touchstone High Yield (AnnuiChoice™)	593,034	(1)	593,033	15.02	39,474
Touchstone High Yield (AnnuiChoice II™)	87,581	—	87,581	10.54	8,308
Touchstone High Yield (GrandMaster flex3™)	989,388	(1)	989,387	14.00	70,655
Touchstone High Yield (Grandmaster™)	115,294	—	115,294	11.62	9,922
Touchstone High Yield (IQ Annuity™)	842,921	(1)	842,920	14.44	58,369
Touchstone High Yield (Pinnacle Plus™)	357,779	—	357,779	12.26	29,184
Touchstone High Yield (IQ Advisor Standard™)	268,253	—	268,253	11.90	22,547
Touchstone Moderate ETF (AnnuiChoice™)	3,639,883	(1)	3,639,882	12.08	301,330
Touchstone Moderate ETF (GrandMaster flex3™)	6,590,871	(1)	6,590,870	11.87	555,172
Touchstone Moderate ETF (Grandmaster™)	653,172	(1)	653,171	11.95	54,673
Touchstone Moderate ETF (IQ Annuity™)	3,001,353	(1)	3,001,352	11.91	252,019
Touchstone Moderate ETF (Pinnacle Plus™)	266,639	—	266,639	11.83	22,545
Touchstone Moderate ETF (IQ Advisor Enhanced™)	51,523	—	51,523	12.69	4,060
Touchstone Moderate ETF (IQ Advisor Standard™)	123,273	1	123,274	12.78	9,646
Touchstone Money Market (AnnuiChoice™)	59,913	(2)	59,911	11.26	5,320
Touchstone Money Market (Grandmaster™)	6,561,795	(3)	6,561,792	10.90	602,270
Touchstone Money Market (IQ Annuity™)	581,484	—	581,484	10.90	53,330
Touchstone Money Market (IQ3™)	106,357	—	106,357	10.90	9,754
Touchstone Third Avenue Value (AnnuiChoice™)	8,972,425	—	8,972,425	19.86	451,855
Touchstone Third Avenue Value (AnnuiChoice II™)	578,407	—	578,407	10.63	54,419
Touchstone Third Avenue Value (GrandMaster flex3™)	5,295,921	(1)	5,295,920	16.63	318,520
Touchstone Third Avenue Value (Grandmaster™)	2,545,633	1	2,545,634	15.60	163,190
Touchstone Third Avenue Value (IQ Annuity™)	6,551,228	(2)	6,551,226	17.63	371,634
Touchstone Third Avenue Value (Pinnacle Plus™)	1,796,648	—	1,796,648	18.83	95,425
Touchstone Third Avenue Value (IQ Advisor Enhanced™)	5,596	(1)	5,595	15.50	361
Touchstone Third Avenue Value (IQ Advisor Standard™)	497,850	1	497,851	15.63	31,856
Touchstone Value Plus (AnnuiChoice™)	839,752	(2)	839,750	11.25	74,616
Touchstone Value Plus (AnnuiChoice II™)	41,951	—	41,951	10.52	3,986
Touchstone Value Plus (GrandMaster flex3™)	111,791	—	111,791	11.82	9,461
Touchstone Value Plus (Grandmaster™)	100,046	—	100,046	12.29	8,141
Touchstone Value Plus (IQ Annuity™)	430,532	2	430,534	10.93	39,393
Touchstone Value Plus (Pinnacle Plus™)	87,635	—	87,635	13.44	6,521
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	513,236	1	513,237	17.98	28,537
JP Morgan Mid Cap Value (GrandMaster flex3™)	954,654	1	954,655	17.26	55,325
JP Morgan Mid Cap Value (Grandmaster™)	89,692	—	89,692	14.43	6,215
JP Morgan Mid Cap Value (IQ3™)	361,186	—	361,186	17.54	20,596
JP Morgan Mid Cap Value (Pinnacle Plus™)	386,199	—	386,199	16.54	23,346
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	23,768,049	—	23,768,049	58.03	409,593
Fidelity VIP Growth (Grandmaster™)	15,151,259	1	15,151,260	69.96	216,569
Fidelity VIP High Income (Grandmaster™)	4,022,285	—	4,022,285	18.09	222,357
Fidelity VIP II Asset Manager (Grandmaster™)	12,331,629	1	12,331,630	38.80	317,815
Fidelity VIP II Contrafund (Grandmaster™)	27,333,486	—	27,333,486	47.21	579,035
Fidelity VIP II Index 500 (Grandmaster™)	10,182,465	2	10,182,467	34.23	297,489
Fidelity VIP II Index 500 (IQ Annuity™)	867,541	—	867,541	11.34	76,498
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	877,626	(1)	877,625	10.19	86,150
Fidelity VIP II Investment Grade Bond (AnnuiChoice II™)	81,494	—	81,494	10.18	8,008
Fidelity VIP II Investment Grade Bond (Grandmaster™)	5,747,337	—	5,747,337	30.50	188,407
Fidelity VIP II Investment Grade Bond (Grandmaster flex3™)	1,319,749	(2)	1,319,747	10.15	130,043
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	2,328,806	—	2,328,806	14.47	160,988
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	275,266	—	275,266	10.14	27,146
Fidelity VIP III Balanced (Grandmaster™)	1,412,567	(2)	1,412,565	16.73	84,437
Fidelity VIP III Growth & Income (Grandmaster™)	3,766,984	—	3,766,984	19.62	192,026
Fidelity VIP III Growth Opportunities (Grandmaster™)	1,408,045	(1)	1,408,044	14.74	95,534
Fidelity VIP Overseas (AnnuiChoice ™)	390,372	—	390,372	10.62	36,767
Fidelity VIP Overseas (AnnuiChoice II™)	111,942	1	111,943	10.61	10,554
Fidelity VIP Overseas (Grandmaster™)	7,457,090	(1)	7,457,089	37.94	196,569
Fidelity VIP Overseas (Grandmaster flex3™)	290,622	—	290,622	10.58	27,476
Fidelity VIP Overseas (IQ Annuity™)	377,631	1	377,632	10.58	35,678
Fidelity VIP Overseas (Pinnacle Plus™)	366,028	—	366,028	10.57	34,634

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	$365,012	$—	$365,012	$11.33	32,227
Touchstone Aggressive ETF (Annuichoice II ™)	165,330	—	165,330	11.11	14,888
Touchstone Aggressive ETF (Grandmaster flex3™)	134,075	—	134,075	9.82	13,648
Touchstone Aggressive ETF (IQ Advisor Standard ™)	203	—	203	9.89	21
Touchstone Aggressive ETF (Pinnacle Plus™)	64,132	—	64,132	9.82	6,534
Touchstone Conservative ETF (Annuichoice ™)	225,528	—	225,528	11.07	20,375
Touchstone Conservative ETF (Annuichoice II ™)	85,364	—	85,364	10.88	7,848
Touchstone Conservative ETF (GrandMaster flex3™)	77,310	—	77,310	10.08	7,673
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™)	59,228	—	59,228	10.14	5,840
Touchstone Conservative ETF (Pinnacle Plus™)	23,888	—	23,888	10.07	2,373
Touchstone Enhanced ETF (Annuichoice ™)	371,631	—	371,631	11.34	32,757
Touchstone Enhanced ETF (Annuichoice II ™)	81,223	—	81,223	11.13	7,300
Touchstone Enhanced ETF (GrandMaster flex3™)	344,726	—	344,726	9.64	35,764
Touchstone Enhanced ETF (Pinnacle Plus™)	329,375	—	329,375	9.63	34,200
Touchstone GMAB Aggressive (AnnuiChoice II™)	102,727	—	102,727	11.02	9,326
Touchstone GMAB Conservative (AnnuiChoice™)	11,270	—	11,270	10.97	1,027
Touchstone GMAB Conservative (AnnuiChoice II™)	224,456	—	224,456	10.79	20,804
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	37,467	—	37,467	11.07	3,385
Touchstone GMAB Moderate ETF (AnnuiChoice II™)	24,677	—	24,677	10.88	2,268
Touchstone Moderate ETF (AnnuiChoice ™)	702,321	(1)	702,320	11.17	62,899
Touchstone Moderate ETF (AnnuiChoice II ™)	247,516	—	247,516	10.97	22,561
Touchstone Moderate ETF (GrandM aster flex3™)	3,769,905	—	3,769,905	9.92	379,909
Touchstone Moderate ETF (IQ Advisor Standard™)	16,019	—	16,019	9.99	1,604
Touchstone Moderate ETF (Pinnacle Plus™)	96,432	—	96,432	9.91	9,726
Touchstone Money Market (AnnuiChoice™)	4,002,352	(3)	4,002,349	10.95	365,573
Touchstone Money Market (AnnuiChoice II™)	399,086	(1)	399,085	10.50	38,005
Touchstone Money Market (GrandMaster flex3™)	3,164,240	(1)	3,164,239	10.68	296,295
Touchstone Money Market (IQ Annuity™)	5,358,427	(2)	5,358,425	10.73	499,493
Touchstone Money Market (Pinnacle Plus™)	1,496,646	(1)	1,496,645	10.62	140,915
Touchstone Money Market (IQ Advisor Standard™)	1,242,468	(1)	1,242,467	11.15	111,460
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	887,981	(1)	887,980	13.82	64,263
Fidelity VIP Growth (IQ Annuity™)	710,989	—	710,989	11.36	62,570
Fidelity VIP High Income (IQ Annuity™)	275,712	(2)	275,710	10.22	26,984
Fidelity VIP II Asset Manager (IQ Annuity™)	233,643	—	233,643	12.37	18,894
Fidelity VIP II Contrafund (IQ Annuity™)	2,253,035	(3)	2,253,032	17.46	129,012
Fidelity VIP III Balanced (IQ Annuity™)	154,306	1	154,307	12.23	12,617
Fidelity VIP III Growth & Income (IQ Annuity™)	269,053	1	269,054	12.20	22,056
Fidelity VIP III Growth Opportunities (IQ Annuity™)	74,475	—	74,475	9.64	7,730
Fidelity VIP III Mid Cap (Grandmaster™)	3,747,964	—	3,747,964	36.33	103,168
Fidelity VIP III Mid Cap (IQ Annuity™)	1,689,603	—	1,689,603	37.89	44,590
Fidelity VIP Overseas (IQ Annuity™)	157,827	2	157,829	16.47	9,585
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	428,850	2	428,852	12.81	33,482
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,291	—	1,291	11.90	108
Fidelity VIP Asset Manager (GrandMaster flex3™)	297,189	(1)	297,188	12.65	23,485
Fidelity VIP Asset Manager (IQ3™)	442,253	—	442,253	12.79	34,582
Fidelity VIP Asset Manager (Pinnacle Plus™)	233,930	(1)	233,929	13.18	17,753
Fidelity VIP Balanced (AnnuiChoice™)	1,605,606	2	1,605,608	12.95	124,000
Fidelity VIP Balanced (AnnuiChoice II™)	52,475	—	52,475	11.37	4,616
Fidelity VIP Balanced (GrandMaster flex3™)	468,509	—	468,509	14.11	33,208
Fidelity VIP Balanced (Grandmaster™)	1,657,653	—	1,657,653	12.90	128,536
Fidelity VIP Balanced (IQ3™)	898,181	—	898,181	12.78	70,258
Fidelity VIP Balanced (Pinnacle Plus™)	147,493	—	147,493	13.10	11,263
Fidelity VIP Balanced (IQ Advisor Standard™)	173,077	—	173,077	12.97	13,341
Fidelity VIP Contrafund (AnnuiChoice™)	9,994,831	1	9,994,832	17.25	579,263
Fidelity VIP Contrafund (AnnuiChoice II™)	583,275	—	583,275	12.43	46,922
Fidelity VIP Contrafund (GrandMaster flex3™)	7,391,975	—	7,391,975	17.92	412,418
Fidelity VIP Contrafund (IQ3™)	6,960,464	1	6,960,465	17.85	389,917
Fidelity VIP Contrafund (Pinnacle Plus™)	2,205,908	1	2,205,909	18.50	119,254
Fidelity VIP Contrafund (IQ Advisor Standard™)	177,749	—	177,749	17.01	10,449
Fidelity VIP Disciplined Small Cap (AnnuiChoice™)	248,180	—	248,180	9.03	27,487
Fidelity VIP Disciplined Small Cap (AnnuiChoice II™)	4,080	—	4,080	9.02	452
Fidelity VIP Disciplined Small Cap (GrandMaster™)	101,720	—	101,720	9.01	11,293

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster flex3™)	$85,987	$—	$85,987	$8.99	9,560
Fidelity VIP Disciplined Small Cap (IQ Annuity™)	243,909	—	243,909	9.00	27,098
Fidelity VIP Disciplined Small Cap (Pinnacle Plus™)	28,517	—	28,517	8.99	3,173
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	129,486	—	129,486	15.68	8,258
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II™)	7,188	—	7,188	11.52	624
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	125,225	1	125,226	14.89	8,410
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	149,191	—	149,191	15.00	9,945
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	3,441	—	3,441	14.22	242
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	112,349	—	112,349	14.82	7,579
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard™)	31,836	—	31,836	13.75	2,315
Fidelity VIP Equity-Income (AnnuiChoice™)	3,912,203	1	3,912,204	13.59	287,930
Fidelity VIP Equit-Income (AnnuiChoice II™)	167,358	—	167,358	11.00	15,218
Fidelity VIP Equity-Income (GrandMaster flex3™)	876,895	2	876,897	13.84	63,348
Fidelity VIP Equity-Income (IQ3™)	2,084,540	(2)	2,084,538	13.21	157,855
Fidelity VIP Equity-Income (Pinnacle Plus™)	524,739	—	524,739	15.15	34,637
Fidelity Freedom 2010 (AnnuiChoice™)	67,207	—	67,207	10.26	6,551
Fidelity Freedom 2010 (AnnuiChoice II™)	40,591	—	40,591	10.25	3,961
Fidelity Freedom 2010 (GrandMaster™)	27,261	—	27,261	10.23	2,664
Fidelity Freedom 2010 (GrandmMaster flex3™)	40,236	—	40,236	10.22	3,937
Fidelity Freedom 2010 (IQ Annuity™)	79,183	—	79,183	10.23	7,742
Fidelity Freedom 2010 (Pinnacle Plus™)	24,852	—	24,852	10.21	2,434
Fidelity Freedom 2015 (AnnuiChoice II™)	84,897	—	84,897	10.26	8,274
Fidelity Freedom 2015 (IQ Annuity™)	73,733	—	73,733	10.24	7,201
Fidelity Freedom 2015 (Pinnacle Plus™)	45,373	—	45,373	10.22	4,438
Fidelity Freedom 2020 (AnnuiChoice™)	277,604	(1)	277,603	10.28	26,998
Fidelity Freedom 2020 (AnnuiChoice II™)	24,781	—	24,781	10.27	2,413
Fidelity Freedom 2020 (Pinnacle Plus™)	25,992	—	25,992	10.23	2,540
Fidelity Freedom 2025 (AnnuiChoice II™)	69,455	—	69,455	10.27	6,760
Fidelity Freedom 2025 (Pinnacle Plus™)	24,836	—	24,836	10.24	2,426
Fidelity Freedom 2030 (IQ Annuity™)	1,019	—	1,019	10.26	99
Fidelity Freedom 2030 (Pinnacle Plus™)	23,661	—	23,661	10.25	2,309
Fidelity VIP Growth & Income (AnnuiChoice™)	1,311,736	—	1,311,736	12.57	104,346
Fidelity VIP Growth & Income (AnnuiChoice II™)	41,210	—	41,210	11.88	3,468
Fidelity VIP Growth & Income (GrandMaster flex3™)	358,778	(1)	358,777	14.17	25,318
Fidelity VIP Growth & Income (IQ3™)	864,520	1	864,521	12.72	67,961
Fidelity VIP Growth & Income (Pinnacle Plus™)	425,034	—	425,034	14.15	30,046
Fidelity VIP Growth (AnnuiChoice™)	2,075,365	(3)	2,075,362	10.12	204,980
Fidelity VIP Growth (AnnuiChoice II™)	5,981	(2)	5,979	13.20	453
Fidelity VIP Growth (GrandMaster™)	884,094	—	884,094	11.71	75,497
Fidelity VIP Growth (GrandMaster flex3™)	958,164	2	958,166	13.41	71,473
Fidelity VIP Growth (IQ3™)	1,970,874	(3)	1,970,871	10.55	186,799
Fidelity VIP Growth (Pinnacle Plus™)	183,908	—	183,908	15.13	12,156
Fidelity VIP Growth Opportunities (AnnuiChoice™)	418,354	1	418,355	13.30	31,448
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	91,224	(1)	91,223	14.57	6,260
Fidelity VIP Growth Opportunities (IQ3™)	955,461	—	955,461	12.51	76,362
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	236,547	—	236,547	15.44	15,324
Fidelity VIP Growth Opportunities (IQ Advisor Standard™)	153,045	—	153,045	14.40	10,624
Fidelity VIP Growth (IQ Advisor Standard™)	144,018	1	144,019	13.73	10,491
Fidelity VIP High Income (AnnuiChoice™)	702,342	—	702,342	12.68	55,377
Fidelity VIP High Income (AnnuiChoice II™)	2,726	—	2,726	10.64	256
Fidelity VIP High Income (GrandMaster flex3™)	897,635	—	897,635	13.74	65,340
Fidelity VIP High Income (IQ3™)	651,481	—	651,481	13.77	47,310
Fidelity VIP High Income (Pinnacle Plus™)	187,885	—	187,885	12.73	14,764
Fidelity VIP High Income (IQ Advisor Standard™)	17,364	—	17,364	12.21	1,422
Fidelity VIP Index 500 (AnnuiChoice™)	2,443,196	—	2,443,196	11.01	221,890
Fidelity VIP Index 500 (IQ3™)	1,862,394	—	1,862,394	11.68	159,449
Fidelity VIP Index 500 (AnnuiChoice II™)	160,936	(1)	160,935	9.86	16,320
Fidelity VIP Index 500 (Grandmaster™)	2,174,833	1	2,174,834	9.85	220,850
Fidelity VIP Index 500 (Grandmaster flex3™)	769,155	—	769,155	9.83	78,214
Fidelity VIP Index 500 (IQ Advisor Standard™)	259,084	(3)	259,081	9.90	26,174
Fidelity VIP Index 500 (Pinnacle Plus™)	438,967	(1)	438,966	14.48	30,322
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	5,674,070	(3)	5,674,067	13.30	426,757
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	417,964	—	417,964	10.45	40,001
Fidelity VIP Investment Grade Bond (GrandMaster™)	1,277,530	(1)	1,277,529	10.14	125,960

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	$1,940,104	$1	$1,940,105	$10.87	178,487
Fidelity VIP Investment Grade Bond (IQ3™)	4,347,256	(1)	4,347,255	12.65	343,757
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	704,492	—	704,492	10.77	65,417
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	188,925	—	188,925	11.10	17,026
Fidelity VIP Mid Cap (AnnuiChoice™)	6,154,743	—	6,154,743	22.80	269,975
Fidelity VIP Mid Cap (AnnuiChoice II™)	333,942	—	333,942	11.96	27,918
Fidelity VIP Mid Cap (GrandMaster flex3™)	3,274,962	—	3,274,962	20.63	158,730
Fidelity VIP Mid Cap (Grandmaster™)	3,704,651	—	3,704,651	17.99	205,959
Fidelity VIP Mid Cap (IQ Annuity™)	3,308,665	(1)	3,308,664	22.59	146,477
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,505,383	—	1,505,383	21.75	69,217
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	13,846	—	13,846	18.34	755
Fidelity VIP Mid Cap (IQ Advisor Standard™)	65,446	(2)	65,444	18.48	3,540
Fidelity VIP Overseas (AnnuiChoice™)	2,933,037	(2)	2,933,035	15.33	191,381
Fidelity VIP Overseas (AnnuiChoice II™)	128,708	—	128,708	12.63	10,189
Fidelity VIP Overseas (GrandMaster™)	1,532,145	—	1,532,145	10.57	144,909
Fidelity VIP Overseas (GrandMaster flex3™)	1,310,819	—	1,310,819	17.27	75,899
Fidelity VIP Overseas (IQ3™)	2,655,542	—	2,655,542	15.55	170,784
Fidelity VIP Overseas (Pinnacle Plus™)	1,154,371	(1)	1,154,370	21.29	54,218
Fidelity VIP Overseas (IQ Advisor Enhanced™)	21,901	—	21,901	17.46	1,255
Fidelity VIP Overseas (IQ Advisor Standard™)	533,246	—	533,246	17.60	30,305
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	398,624	—	398,624	18.12	21,998
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	23,678	—	23,678	11.13	2,128
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	230,148	—	230,148	17.52	13,135
Van Kampen UIF Emerging Markets Debt (IQ3™)	284,491	2	284,493	17.71	16,066
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	1,369,466	1	1,369,467	21.86	62,652
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	112,327	—	112,327	9.30	12,073
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	841,974	2	841,976	21.44	39,271
Van Kampen UIF U.S. Real Estate (IQ3™)	1,022,007	(2)	1,022,005	20.98	48,722
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	2,148,491	—	2,148,491	21.68	99,098
Franklin Growth and Income Securities (AnnuiChoice™)	4,972,356	(1)	4,972,355	14.57	341,238
Franklin Growth and Income Securities (AnnuiChoice II™)	83,099	—	83,099	10.33	8,047
Franklin Growth and Income Securities (GrandMaster flex3™)	1,821,925	(2)	1,821,923	14.17	128,552
Franklin Growth and Income Securities (Grandmaster™)	1,560,786	—	1,560,786	14.32	109,019
Franklin Growth and Income Securities (IQ Annuity™)	4,148,005	(1)	4,148,004	14.24	291,202
Franklin Growth and Income Securities (Pinnacle Plus™)	1,130,116	(1)	1,130,115	13.66	82,739
Franklin Growth and Income Securities (IQ Advisor Standard™)	3,459	—	3,459	12.41	279
Franklin Income Securities (AnnuiChoice™)	7,124,838	2	7,124,840	17.22	413,731
Franklin Income Securities (AnnuiChoice II™)	643,392	(1)	643,391	10.91	58,946
Franklin Income Securities (GrandMaster flex3™)	6,623,707	—	6,623,707	16.75	395,453
Franklin Income Securities (Grandmaster™)	6,146,055	—	6,146,055	16.92	363,248
Franklin Income Securities (IQ Annuity™)	7,898,672	—	7,898,672	16.83	469,199
Franklin Income Securities (Pinnacle Plus™)	2,781,627	—	2,781,627	14.84	187,393
Franklin Income Securities (IQ Advisor Enhanced™)	10,732	—	10,732	13.55	792
Franklin Income Securities (IQ Advisor Standard™)	4,015	—	4,015	13.66	294
Franklin Large Cap Growth Securities (AnnuiChoice™)	375,780	—	375,780	14.74	25,496
Franklin Large Cap Growth Securities (AnnuiChoice II™)	44,287	—	44,287	11.36	3,900
Franklin Large Cap Growth Securities (GrandMaster flex3™)	379,490	1	379,491	14.34	26,472
Franklin Large Cap Growth Securities (Grandmaster™)	63,956	—	63,956	14.48	4,417
Franklin Large Cap Growth Securities (IQ Annuity™)	661,833	—	661,833	14.41	45,936
Franklin Large Cap Growth Securities (Pinnacle Plus™)	265,571	—	265,571	13.08	20,305
Franklin Large Cap Growth Securities (IQ Advisor Standard™)	61,722	—	61,722	12.34	5,001
Franklin Mutual Shares Securities (AnnuiChoice™)	4,417,396	—	4,417,396	17.82	247,939
Franklin Mutual Shares Securities (AnnuiChoice II™)	323,920	—	323,920	11.05	29,320
Franklin Mutual Shares Securities (GrandMaster flex3™)	4,491,885	(2)	4,491,883	17.33	259,214
Franklin Mutual Shares Securities (IQ Annuity™)	2,879,670	1	2,879,671	17.42	165,341
Franklin Mutual Shares Securities (Pinnacle Plus™)	2,004,668	—	2,004,668	15.90	126,078
Franklin Mutual Shares Securities (IQ Advisor Standard™)	431,509	1	431,510	14.77	29,224
Franklin Mutual Shares Securities(Grandmaster™)	5,347,905	(3)	5,347,902	17.50	305,510
Franklin Small Cap Value Securities (Annuichoice™)	23,141	—	23,141	8.90	2,599
Franklin Small Cap Value Securities (Annuichoice II™)	31,469	—	31,469	8.89	3,538
Franklin Small Cap Value Securities (Grandmaster ™)	8,569	—	8,569	8.88	965
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	4,786	—	4,786	8.87	540

See accompanying notes.

		Payable to
		(receivable from)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (IQ Annuuity ™)	$624	$—	$624	$8.88	70
Franklin Small Cap Value Securities (Pinnacle Plus™)	11,881	—	11,881	8.86	1,341
Templeton Foriegn Securities Fund (GrandMaster flex3™)	2,438,253	—	2,438,253	21.57	113,032
Templeton Foriegn Securities Fund (Grandmaster™)	743,438	—	743,438	21.79	34,118
Templeton Foriegn Securities Fund (Pinnacle Plus™)	449,139	—	449,139	20.12	22,318
Templeton Foreign Securities Fund (AnnuiChoice™)	2,503,251	1	2,503,252	22.18	112,869
Templeton Foreign Securities Fund (AnnuiChoice II™)	162,822	—	162,822	12.51	13,013
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	103,897	(1)	103,896	17.48	5,944
Templeton Growth Securities (AnnuiChoice™)	1,683,486	—	1,683,486	18.89	89,118
Templeton Growth Securities (AnnuiChoice II™)	227,895	—	227,895	11.15	20,441
Templeton Growth Securities (GrandMaster flex3™)	2,278,202	—	2,278,202	18.37	123,994
Templeton Growth Securities (Grandmaster™)	1,150,905	—	1,150,905	18.56	62,010
Templeton Growth Securities (IQ Annuity™)	1,933,514	—	1,933,514	18.47	104,704
Templeton Growth Securities (Pinnacle Plus™)	987,517	—	987,517	16.99	58,123
Van Kampen LIT Comstock (AnnuiChoice™)	871,777	—	871,777	16.37	53,258
Van Kampen LIT Comstock (AnnuiChoice II™)	53,949	—	53,949	10.44	5,167
Van Kampen LIT Comstock (GrandMaster flex3™)	653,721	—	653,721	15.92	41,060
Van Kampen LIT Comstock (Grandmaster™)	253,553	—	253,553	16.08	15,766
Van Kampen LIT Comstock (IQ Annuity™)	1,095,941	—	1,095,941	16.00	68,490
Van Kampen LIT Comstock (Pinnacle Plus™)	309,328	(1)	309,327	14.62	21,158
Van Kampen LIT Strategic Growth (AnnuiChoice™)	129,812	—	129,812	15.82	8,206
Van Kampen LIT Strategic Growth (AnnuiChoice II™)	8,802	—	8,802	12.43	708
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	95,944	—	95,944	15.39	6,236
Van Kampen LIT Strategic Growth (Grandmaster™)	10,579	—	10,579	15.54	681
Van Kampen LIT Strategic Growth (IQ Annuity™)	69,152	—	69,152	15.46	4,472
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	27,738	1	27,739	13.62	2,037
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	128,630	—	128,630	10.20	12,611
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	50,187	—	50,187	10.19	4,926
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	323,972	—	323,972	17.16	18,884
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3™)	553,644	—	553,644	10.16	54,487
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	426,287	—	426,287	17.07	24,974
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	221,971	1	221,972	14.88	14,913
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard™)	19,849	—	19,849	13.81	1,437
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	1,840,773	—	1,840,773	43.96	41,871
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	41,373	—	41,373	16.65	2,486
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	1,354,685	1	1,354,686	42.76	31,680
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	610,546	(1)	610,545	43.19	14,135
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	2,862,503	—	2,862,503	42.98	66,605
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	724,353	—	724,353	37.33	19,402
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard™)	131,420	1	131,421	30.28	4,340
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	421,305	1	421,306	7.72	54,572
Van Kampen UIF U.S Real Estate (AnnuiChoice II™)	58,884	—	58,884	7.71	7,635
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	603,437	—	603,437	19.48	30,981
Van Kampen UIF U.S. Real Estate (Grandmaster™)	567,779	—	567,779	22.63	25,087
Van Kampen UIF U.S. Real Estate (Grandmaster flex3™)	493,555	1	493,556	7.69	64,175
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	482,251	—	482,251	22.52	21,416
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	322,921	—	322,921	17.53	18,419
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice™)	769,628	2	769,630	14.98	51,390
DWS Small Cap Index (AnnuiChoice II™)	26,104	—	26,104	10.54	2,476
DWS Small Cap Index (GrandMaster flex3™)	174,438	—	174,438	14.40	12,112
DWS Small Cap Index (Grandmaster™)	144,161	—	144,161	13.25	10,883
DWS Small Cap Index (IQ3™)	534,015	—	534,015	14.48	36,889
DWS Small Cap Index (Pinnacle Plus™)	187,940	—	187,940	15.13	12,418

See accompanying notes.

Separate Account I
of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2007

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$7,142	$3,719	$3,423	$2,676	$9,457	$29,763	$29,000	$(763)	$11,370	$14,793
Touchstone Aggressive ETF (GrandMaster flex3 ™)	42,978	36,053	6,925	84,278	56,891	221,209	159,112	(62,097)	79,072	85,997
Touchstone Aggressive ETF (Grandmaster ™)	3,866	4,312	(446)	39,345	5,119	46,906	21,615	(25,291)	19,173	18,727
Touchstone Aggressive ETF (IQ Annuity ™)	78,245	58,744	19,501	48,422	103,568	382,862	347,310	(35,552)	116,438	135,939
Touchstone Aggressive ETF (Pinnacle Plus ™)	2,964	2,458	506	474	3,923	11,283	10,848	(435)	3,962	4,468
Touchstone Aggressive ETF (IQ Advisor Standard ™)	394	121	273	37	521	3,506	3,534	28	586	859
Touchstone Balanced (AnnuiChoice ™)	115,232	21,579	93,653	50,124	90,269	132,913	(8,455)	(141,368)	(975)	92,678
Touchstone Balanced (AnnuiChoice II ™) (April 27)*	3,063	413	2,650	38	2,332	—	(4,076)	(4,076)	(1,706)	944
Touchstone Balanced (GrandMaster flex3 ™)	62,305	21,011	41,294	37,418	48,824	6,823	(70,261)	(77,084)	9,158	50,452
Touchstone Balanced (Grandmaster ™)	22,729	6,577	16,152	3,201	17,862	(9,895)	(26,005)	(16,110)	4,953	21,105
Touchstone Balanced (IQ Annuity ™)	65,399	19,374	46,025	63,075	51,258	23,952	(82,598)	(106,550)	7,783	53,808
Touchstone Balanced (Pinnacle Plus ™)	19,210	7,673	11,537	17,982	15,054	(7,562)	(30,220)	(22,658)	10,378	21,915
Touchstone Baron Small Cap (AnnuiChoice ™)	—	25,007	(25,007)	289,244	294,058	434,026	(78,469)	(512,495)	70,807	45,800
Touchstone Baron Small Cap (AnnuiChoice II ™)	—	466	(466)	61	13,822	(180)	(18,524)	(18,344)	(4,461)	(4,927)
Touchstone Baron Small Cap (GrandMaster flex3 ™)	—	20,334	(20,334)	162,058	168,779	220,795	(76,182)	(296,977)	33,860	13,526
Touchstone Baron Small Cap (Grandmaster ™)	—	5,269	(5,269)	20,622	46,853	33,029	(24,101)	(57,130)	10,345	5,076
Touchstone Baron Small Cap (IQ Annuity ™)	—	50,677	(50,677)	200,109	418,156	692,825	173,403	(519,422)	98,843	48,166
Touchstone Baron Small Cap (Pinnacle Plus ™)	—	9,393	(9,393)	72,604	66,298	64,083	(63,302)	(127,385)	11,517	2,124
Touchstone Baron Small Cap (IQ Advisor Enhanced ™)	—	49	(49)	15	771	1,518	894	(624)	162	113
Touchstone Baron Small Cap (IQ Advisor Standard ™)	—	1,177	(1,177)	2,012	28,048	19,535	(6,353)	(25,888)	4,172	2,995
Touchstone Conservative ETF (AnnuiChoice ™)	15,835	9,041	6,794	12,316	2,019	62,390	82,795	20,405	34,740	41,534
Touchstone Conservative ETF (GrandMaster flex3 ™)	32,748	32,299	449	75,691	4,176	75,856	83,967	8,111	87,978	88,427
Touchstone Conservative ETF (Grandmaster ™)	12,033	11,579	454	36,940	1,594	29,882	27,367	(2,515)	36,019	36,473
Touchstone Conservative ETF (IQ Annuity ™)	27,914	18,854	9,060	79,891	3,639	50,603	35,700	(14,903)	68,627	77,687
Touchstone Conservative ETF (Pinnacle Plus ™)	4,101	3,353	748	564	523	2,357	8,363	6,006	7,093	7,841
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,278	764	1,514	103	290	12,561	16,919	4,358	4,751	6,265
Touchstone Core Bond (AnnuiChoice ™)	92,381	16,517	75,864	20,320	—	(15,413)	(32,995)	(17,582)	2,738	78,602
Touchstone Core Bond (AnnuiChoice II ™)	2,425	264	2,161	70	—	(696)	(1,673)	(977)	(907)	1,254
Touchstone Core Bond (GrandMaster flex3 ™)	25,701	9,023	16,678	5,253	—	(3,268)	(3,568)	(300)	4,953	21,631
Touchstone Core Bond (Grandmaster ™)	5,121	1,669	3,452	1,240	—	(742)	(658)	84	1,324	4,776
Touchstone Core Bond (IQ Annuity ™)	42,437	13,601	28,836	28,822	—	653	(10,637)	(11,290)	17,532	46,368
Touchstone Core Bond (Pinnacle Plus ™)	32,104	8,228	23,876	4,547	—	(3,236)	(10,058)	(6,822)	(2,275)	21,601
Touchstone Core Bond (IQ Advisor Standard ™) (August 16)*	8,093	201	7,892	1,445	—	—	(5,211)	(5,211)	(3,766)	4,126

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	$8,036	$12,077	$(4,041)	$142,253	$—	$203,456	$38,633	$(164,823)	$(22,570)	$(26,611)
Touchstone Eagle Capital Appreciation (AnnuiChoice II™)	668	986	(318)	2,301	—	699	(5,113)	(5,812)	(3,511)	(3,829)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	3,869	9,719	(5,850)	92,518	—	86,034	(27,281)	(113,315)	(20,797)	(26,647)
Touchstone Eagle Capital Appreciation (Grandmaster ™) (April 27)*	499	1,003	(504)	(1,204)	—	—	(3,591)	(3,591)	(4,795)	(5,299)
Touchstone Eagle Capital Appreciation (IQ Annuity™)	4,671	11,485	(6,814)	50,765	—	61,327	(37,960)	(99,287)	(48,522)	(55,336)
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	1,002	2,153	(1,151)	18,568	—	24,006	687	(23,319)	(4,751)	(5,902)
Touchstone Mid Cap Growth (AnnuiChoice™)	139,523	37,938	101,585	80,357	548,638	11,135	(293,843)	(304,978)	324,017	425,602
Touchstone Mid Cap Growth (AnnuiChoice II™)	26,814	6,121	20,693	575	105,439	1,262	(83,522)	(84,784)	21,230	41,923
Touchstone Mid Cap Growth (GrandMaster flex3™)	93,820	27,682	66,138	183,263	368,921	(2,651)	(414,173)	(411,522)	140,662	206,800
Touchstone Mid Cap Growth (Grandmaster ™)	13,259	3,994	9,265	7,312	52,138	1,965	(46,221)	(48,186)	11,264	20,529
Touchstone Mid Cap Growth (IQ Annuity™)	87,580	26,663	60,917	38,992	344,385	(10,300)	(378,943)	(368,643)	14,734	75,651
Touchstone Mid Cap Growth (Pinnacle Plus™)	19,450	7,304	12,146	3,044	76,483	6,539	(49,608)	(56,147)	23,380	35,526
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,780	498	3,282	545	14,864	1,723	(21,321)	(23,044)	(7,635)	(4,353)
Touchstone Large Cap Core Equity (AnnuiChoice™)	7,102	2,551	4,551	13,908	—	19,001	9,743	(9,258)	4,650	9,201
Touchstone Large Cap Core Equity (AnnuiChoice II™)	677	287	390	1,518	—	295	(834)	(1,129)	389	779
Touchstone Large Cap Core Equity (GrandMaster flex3™)	41,487	15,910	25,577	127,098	—	76,047	(58,434)	(134,481)	(7,383)	18,194
Touchstone Large Cap Core Equity (Grandmaster ™)	171	121	50	1,849	—	1,334	(41)	(1,375)	474	524
Touchstone Large Cap Core Equity (IQ Annuity™)	18,658	7,950	10,708	34,152	—	30,564	(38,283)	(68,847)	(34,695)	(23,987)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	4,718	2,764	1,954	13,507	—	18,087	9,526	(8,561)	4,946	6,900
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	4,175	561	3,614	664	—	270	(10,977)	(11,247)	(10,583)	(6,969)
Touchstone Enhanced ETF (AnnuiChoice ™)	23,140	11,619	11,521	6,561	9,178	132,081	138,460	6,379	22,118	33,639
Touchstone Enhanced ETF (GrandMaster flex3 ™)	205,564	189,383	16,181	793,807	82,854	1,272,969	798,553	(474,416)	402,245	418,426
Touchstone Enhanced ETF (Grandmaster ™)	30,493	20,595	9,898	22,043	12,098	140,092	133,845	(6,247)	27,894	37,792
Touchstone Enhanced ETF (IQ Annuity ™)	127,858	91,589	36,269	131,331	50,741	742,043	663,419	(78,624)	103,448	139,717
Touchstone Enhanced ETF (Pinnacle Plus ™)	5,176	4,086	1,090	1,097	2,053	22,630	21,829	(801)	2,349	3,439
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	927	371	556	1,212	368	11,223	10,506	(717)	863	1,419
Touchstone Enhanced ETF (IQ Advisor Standard ™)	6,330	3,007	3,323	51,922	2,510	64,233	29,037	(35,196)	19,236	22,559
Touchstone Growth & Income (AnnuiChoice™)	7,316	1,961	5,355	1,451	10,667	(4,620)	(14,552)	(9,932)	2,186	7,541
Touchstone Growth & Income (GrandMaster flex3™)	3,681	1,735	1,946	1,581	5,368	(4,658)	(11,004)	(6,346)	603	2,549
Touchstone Growth & Income (Grandmaster™)	845	221	624	335	1,232	52	(1,691)	(1,743)	(176)	448
Touchstone Growth & Income (IQ Annuity ™)	11,986	4,849	7,137	7,443	17,521	2,846	(20,884)	(23,730)	1,234	8,371
Touchstone Growth & Income (Pinnacle Plus™)	5,420	2,444	2,976	10,001	7,909	3,623	(10,007)	(13,630)	4,280	7,256
Touchstone High Yield (AnnuiChoice™)	51,359	6,835	44,524	14,494	—	14,324	(37,570)	(51,894)	(37,400)	7,124
Touchstone High Yield (AnnuiChoice II™) (April 27)*	7,577	310	7,267	(8)	—	—	(7,871)	(7,871)	(7,879)	(612)
Touchstone High Yield (GrandMaster flex3™)	85,603	18,041	67,562	21,410	—	8,854	(75,723)	(84,577)	(63,167)	4,395
Touchstone High Yield (Grandmaster ™)	9,974	3,010	6,964	(13,674)	—	(17,499)	(10,217)	7,282	(6,392)	572
Touchstone High Yield (IQ Annuity™)	73,301	13,010	60,291	26,237	—	3,021	(76,452)	(79,473)	(53,236)	7,055
Touchstone High Yield (Pinnacle Plus™)	30,957	5,927	25,030	(140)	—	6,120	(18,717)	(24,837)	(24,977)	53
Touchstone High Yield (IQ Advisor Standard ™)	23,205	2,131	21,074	13,614	—	(6,603)	(22,221)	(15,618)	(2,004)	19,070
Touchstone Moderate ETF (AnnuiChoice ™)	53,412	37,508	15,904	40,272	17,835	360,644	440,125	79,481	137,588	153,492

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Moderate ETF (GrandMaster flex3 ™)	$97,065	$106,935	$(9,870)	$97,188	$33,298	$426,102	$544,001	$117,899	$248,385	$238,515
Touchstone Moderate ETF (Grandmaster ™)	9,577	9,041	536	32,769	3,185	51,278	39,402	(11,876)	24,078	24,614
Touchstone Moderate ETF (IQ Annuity ™)	44,071	40,657	3,414	60,761	14,735	188,929	193,600	4,671	80,167	83,581
Touchstone Moderate ETF (Pinnacle Plus ™)	3,912	4,660	(748)	5,301	1,306	24,841	27,706	2,865	9,472	8,724
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	756	413	343	58	252	5,203	6,717	1,514	1,824	2,167
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,808	739	1,069	153	603	17,415	21,016	3,601	4,357	5,426
Touchstone Money Market (AnnuiChoice ™)	3,209	642	2,567	—	—	8	8	—	—	2,567
Touchstone Money Market (Grandmaster ™)	362,679	97,981	264,698	—	—	—	—	—	—	264,698
Touchstone Money Market (IQ Annuity ™)	47,814	13,877	33,937	—	—	40	40	—	—	33,937
Touchstone Money Market (IQ3 ™)	5,453	1,590	3,863	—	—	—	—	—	—	3,863
Touchstone Third Avenue Value (AnnuiChoice ™)	70,242	96,913	(26,671)	1,398,521	576,675	1,459,619	(859,576)	(2,319,195)	(343,999)	(370,670)
Touchstone Third Avenue Value (AnnuiChoice II ™)	4,533	4,290	243	3,181	36,353	(36)	(75,978)	(75,942)	(36,408)	(36,165)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	41,615	84,666	(43,051)	480,269	344,000	266,028	(705,305)	(971,333)	(147,064)	(190,115)
Touchstone Third Avenue Value (Grandmaster ™)	19,971	35,934	(15,963)	142,028	164,335	123,577	(326,082)	(449,659)	(143,296)	(159,259)
Touchstone Third Avenue Value (IQ Annuity ™)	51,414	109,000	(57,586)	831,017	423,659	801,227	(584,378)	(1,385,605)	(130,929)	(188,515)
Touchstone Third Avenue Value (Pinnacle Plus ™)	14,085	32,515	(18,430)	226,117	114,311	230,529	(188,923)	(419,452)	(79,024)	(97,454)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™) (April 27)*	44	33	11	—	358	—	(921)	(921)	(563)	(552)
Touchstone Third Avenue Value (IQ Advisor Standard ™)	3,802	1,287	2,515	9,817	13,135	9,027	(24,278)	(33,305)	(10,353)	(7,838)
Touchstone Value Plus (AnnuiChoice ™)	12,622	10,807	1,815	165,598	—	343,784	133,451	(210,333)	(44,735)	(42,920)
Touchstone Value Plus (AnnuiChoice II ™)	630	390	240	448	—	656	(3,454)	(4,110)	(3,662)	(3,422)
Touchstone Value Plus (GrandMaster flex3 ™)	1,679	1,960	(281)	11,084	—	29,529	12,614	(16,915)	(5,831)	(6,112)
Touchstone Value Plus (Grandmaster ™)	1,503	1,318	185	1,695	—	16,064	7,715	(8,349)	(6,654)	(6,469)
Touchstone Value Plus (IQ Annuity ™)	6,467	21,590	(15,123)	249,962	—	268,861	(12,341)	(281,202)	(31,240)	(46,363)
Touchstone Value Plus (Pinnacle Plus ™)	1,316	1,177	139	409	—	6,902	1,693	(5,209)	(4,800)	(4,661)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	14,593	6,028	8,565	32,485	18,221	94,568	47,583	(46,985)	3,721	12,286
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	27,270	17,899	9,371	78,516	34,051	171,069	69,998	(101,071)	11,496	20,867
JP Morgan Mid Cap Value (Grandmaster ™)	3,126	1,724	1,402	23,040	3,903	26,553	5,328	(21,225)	5,718	7,120
JP Morgan Mid Cap Value (IQ3 ™)	9,315	5,831	3,484	18,613	11,632	61,317	33,217	(28,100)	2,145	5,629
JP Morgan Mid Cap Value (Pinnacle Plus ™)	9,443	6,861	2,582	11,762	11,791	63,498	41,353	(22,145)	1,408	3,990
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	604,115	376,323	227,792	1,159,395	1,869,665	5,902,589	2,842,134	(3,060,455)	(31,395)	196,397
Fidelity VIP Growth (Grandmaster ™)	150,540	213,697	(63,157)	586,981	—	2,040,844	5,000,796	2,959,952	3,546,933	3,483,776
Fidelity VIP High Income (Grandmaster ™)	345,871	58,180	287,691	84,813	—	(19,589)	(312,065)	(292,476)	(207,663)	80,028
Fidelity VIP II Asset Manager (Grandmaster ™)	766,632	177,911	588,721	373,741	365,578	1,515,607	1,903,504	387,897	1,127,216	1,715,937
Fidelity VIP II Contrafund (Grandmaster ™)	1,447,578	380,776	1,066,802	2,867,051	5,423,640	5,819,860	566,377	(5,253,483)	3,037,208	4,104,010
Fidelity VIP II Index 500 (Grandmaster ™)	413,939	161,317	252,622	798,077	—	3,319,862	2,787,386	(532,476)	265,601	518,223
Fidelity VIP II Index 500 (IQ Annuity ™)	34,117	14,103	20,014	41,660	—	324,131	302,002	(22,129)	19,531	39,545

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™) (April 27)*	$692	$6,549	$(5,857)	$(719)	$—	$—	$21,338	$21,338	$20,619	$14,762
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™) (April 27)*	64	628	(564)	2	—	—	1,980	1,980	1,982	1,418
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	314,920	93,584	221,336	(273,206)	—	(124,970)	105,785	230,755	(42,451)	178,885
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™) (April 27)*	1,248	16,798	(15,550)	620	—	—	32,057	32,057	32,677	17,127
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	55,881	31,738	24,143	(45,213)	—	(28,121)	44,810	72,931	27,718	51,861
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™) (April 27)*	232	3,333	(3,101)	(6)	—	—	6,686	6,686	6,680	3,579
Fidelity VIP III Balanced (Grandmaster ™)	112,562	24,097	88,465	144,361	27,257	216,294	105,480	(110,814)	60,804	149,269
Fidelity VIP III Growth & Income (Grandmaster ™)	186,657	55,060	131,597	209,041	55,314	144,488	166,896	22,408	286,763	418,360
Fidelity VIP III Growth Opportunities (Grandmaster ™)	—	20,367	(20,367)	261,414	—	231,592	279,427	47,835	309,249	288,882
Fidelity VIP Overseas (AnnuiChoice ™) (April 27)*	6,930	2,837	4,093	1,865	—	—	18,288	18,288	20,153	24,246
Fidelity VIP Overseas (AnnuiChoice II ™) (April 27)*	1,986	1,018	968	2,582	—	—	5,244	5,244	7,826	8,794
Fidelity VIP Overseas (Grandmaster ™)	272,946	114,166	158,780	1,905,845	614,270	3,905,318	2,490,550	(1,414,768)	1,105,347	1,264,127
Fidelity VIP Overseas (Grandmaster flex3 ™) (April 27)*	5,160	4,767	393	4,289	—	—	13,615	13,615	17,904	18,297
Fidelity VIP Overseas (IQ Annuity ™) (April 27)*	6,698	3,782	2,916	1,138	—	—	17,724	17,724	18,862	21,778
Fidelity VIP Overseas (Pinnacle Plus ™) (April 27)*	6,495	4,501	1,994	(388)	—	—	17,147	17,147	16,759	18,753
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	7,158	3,224	3,934	5,338	9,589	12,080	1,679	(10,401)	4,526	8,460
Touchstone Aggressive ETF (Annuichoice II ™)	3,244	1,766	1,478	11,842	4,336	140	(10,047)	(10,187)	5,991	7,469
Touchstone Aggressive ETF (Grandmaster flex3 ™) (April 27)*	2,629	901	1,728	(51)	3,514	—	(7,267)	(7,267)	(3,804)	(2,076)
Touchstone Aggressive ETF (IQ Advisor Standard ™) (May 3)*	3	48	(45)	(2,885)	—	—	—	—	(2,885)	(2,930)
Touchstone Aggressive ETF (Pinnacle Plus ™) (April 27)*	1,257	425	832	1	1,682	—	(4,165)	(4,165)	(2,482)	(1,650)
Touchstone Conservative ETF (Annuichoice ™)	3,944	1,845	2,099	7,888	514	4,820	3,836	(984)	7,418	9,517
Touchstone Conservative ETF (Annuichoice II ™)	1,462	478	984	388	122	(47)	81	128	638	1,622
Touchstone Conservative ETF (GrandMaster flex3 ™) (April 27)*	1,350	560	790	376	175	—	12	12	563	1,353
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™) (April 27)*	1,035	174	861	2,225	134	—	1,169	1,169	3,528	4,389
Touchstone Conservative ETF (Pinnacle Plus ™) (April 27)*	418	215	203	13	54	—	49	49	116	319
Touchstone Enhanced ETF (Annuichoice ™)	7,130	3,212	3,918	8,958	3,029	10,077	(7,433)	(17,510)	(5,523)	(1,605)
Touchstone Enhanced ETF (Annuichoice II ™)	2,693	1,070	1,623	(2,517)	1,734	(1)	(6,308)	(6,307)	(7,090)	(5,467)
Touchstone Enhanced ETF (GrandMaster flex3 ™) (April 27)*	6,614	2,283	4,331	275	2,815	—	(23,231)	(23,231)	(20,141)	(15,810)
Touchstone Enhanced ETF (Pinnacle Plus ™) (April 27)*	6,280	2,929	3,351	(194)	2,652	—	(20,218)	(20,218)	(17,760)	(14,409)
Touchstone GMAB Aggressive (AnnuiChoice ™) (April 27)*	2,014	1,474	540	308	2,695	—	(2,205)	(2,205)	798	1,338
Touchstone GMAB Conservative (AnnuiChoice ™) (Dec 4)*	197	13	184	—	26	—	(280)	(280)	(254)	(70)
Touchstone GMAB Conservative (AnnuiChoice II ™) (April 27)*	3,922	1,163	2,759	201	509	—	(940)	(940)	(230)	2,529
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	517	606	(89)	54	184	1,946	2,994	1,048	1,286	1,197
Touchstone GMAB Moderate ETF (AnnuiChoice II ™) (April 27)*	985	148	837	(1,783)	351	—	(717)	(717)	(2,149)	(1,312)
Touchstone Moderate ETF (AnnuiChoice ™)	8,772	5,048	3,724	5,583	3,154	14,867	15,923	1,056	9,793	13,517
Touchstone Moderate ETF (AnnuiChoice II ™)	3,556	1,606	1,950	5,066	1,604	195	(7,786)	(7,981)	(1,311)	639
Touchstone Moderate ETF (GrandM aster flex3 ™) (April 27)*	51,524	27,138	24,386	337	17,191	—	(52,446)	(52,446)	(34,918)	(10,532)
Touchstone Moderate ETF (IQ Advisor Standard ™) (April 27)*	192	5	187	—	—	—	(324)	(324)	(324)	(137)
Touchstone Moderate ETF (Pinnacle Plus ™) (April 27)*	1,324	751	573	394	459	—	(1,202)	(1,202)	(349)	224

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated Service Class (continued):
Touchstone Money Market (AnnuiChoice ™)	$262,903	$55,606	$207,297	$—	$—	$—	$—	$—	$—	$207,297
Touchstone Money Market (AnnuiChoice II ™)	14,159	3,419	10,740	—	—	—	—	—	—	10,740
Touchstone Money Market (GrandMaster flex3 ™)	126,635	41,405	85,230	—	—	—	—	—	—	85,230
Touchstone Money Market (IQ Annuity ™)	312,847	95,631	217,216	—	—	20	20	—	—	217,216
Touchstone Money Market (Pinnacle Plus ™)	36,325	12,848	23,477	—	—	—	—	—	—	23,477
Touchstone Money Market (IQ Advisor Standard ™)	37,959	4,804	33,155	—	—	(3)	(3)	—	—	33,155
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	21,504	16,256	5,248	62,102	69,585	56,403	(64,803)	(121,206)	10,481	15,729
Fidelity VIP Growth (IQ Annuity ™)	5,215	10,797	(5,582)	56,068	—	190,219	308,782	118,563	174,631	169,049
Fidelity VIP High Income (IQ Annuity ™)	22,869	7,399	15,470	19,351	—	(3,987)	(22,056)	(18,069)	1,282	16,752
Fidelity VIP II Asset Manager (IQ Annuity ™)	13,648	3,505	10,143	5,474	6,744	18,166	25,971	7,805	20,023	30,166
Fidelity VIP II Contrafund (IQ Annuity ™)	117,368	31,581	85,787	170,035	447,387	73,163	(331,440)	(404,603)	212,819	298,606
Fidelity VIP III Balanced (IQ Annuity ™)	8,820	2,318	6,502	2,416	2,077	18,895	19,042	147	4,640	11,142
Fidelity VIP III Growth & Income (IQ Annuity ™)	12,634	4,281	8,353	10,046	3,880	45,820	52,742	6,922	20,848	29,201
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	—	1,412	(1,412)	30,243	—	17,978	4,277	(13,701)	16,542	15,130
Fidelity VIP III Mid Cap (Grandmaster ™)	55,402	76,681	(21,279)	460,471	771,585	663,301	324,251	(339,050)	893,006	871,727
Fidelity VIP III Mid Cap (IQ Annuity ™)	16,215	27,043	(10,828)	220,356	189,668	359,638	207,592	(152,046)	257,978	247,150
Fidelity VIP Overseas (IQ Annuity ™)	6,078	2,827	3,251	35,393	15,879	49,953	18,976	(30,977)	20,295	23,546
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice ™)	24,189	4,081	20,108	13,925	13,102	30,357	33,581	3,224	30,251	50,359
Fidelity VIP Asset Manager (AnnuiChoice II ™) (May 3)*	36	7	29	—	—	—	42	42	42	71
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	16,691	4,872	11,819	10,831	8,383	15,526	25,621	10,095	29,309	41,128
Fidelity VIP Asset Manager (IQ3)	24,437	6,274	18,163	9,928	12,033	20,814	35,737	14,923	36,884	55,047
Fidelity VIP Asset Manager (Pinnacle Plus ™)	9,730	1,582	8,148	3,792	3,210	10,781	4,911	(5,870)	1,132	9,280
Fidelity VIP Balanced (AnnuiChoice ™)	91,458	16,241	75,217	86,793	21,541	232,525	166,772	(65,753)	42,581	117,798
Fidelity VIP Balanced (AnnuiChoice II ™)	748	186	562	6	10	5	(1,013)	(1,018)	(1,002)	(440)
Fidelity VIP Balanced (GrandMaster flex3 ™)	26,011	7,417	18,594	14,144	6,090	33,398	26,165	(7,233)	13,001	31,595
Fidelity VIP Balanced (Grandmaster ™) (April 27)*	22,576	7,980	14,596	616	—	—	(4,301)	(4,301)	(3,685)	10,911
Fidelity VIP Balanced (IQ3 ™)	43,742	12,333	31,409	15,337	9,774	65,039	60,078	(4,961)	20,150	51,559
Fidelity VIP Balanced (Pinnacle Plus ™)	6,285	2,135	4,150	3,272	1,325	8,137	6,122	(2,015)	2,582	6,732
Fidelity VIP Balanced (IQ Advisor Standard ™) (August 20)*	2,357	72	2,285	9	—	—	(1,408)	(1,408)	(1,399)	886
Fidelity VIP Contrafund (AnnuiChoice ™)	515,940	87,054	428,886	805,707	1,989,148	625,841	(1,354,731)	(1,980,572)	814,283	1,243,169
Fidelity VIP Contrafund (AnnuiChoice II ™)	29,625	3,673	25,952	1,349	109,949	(4,012)	(94,896)	(90,884)	20,414	46,366
Fidelity VIP Contrafund (GrandMaster flex3 ™)	402,609	113,244	289,365	634,393	1,574,571	46,002	(1,501,320)	(1,547,322)	661,642	951,007
Fidelity VIP Contrafund (IQ3 ™)	358,085	101,033	257,052	440,689	1,392,050	269,182	(840,559)	(1,109,741)	722,998	980,050
Fidelity VIP Contrafund (Pinnacle Plus ™)	113,767	34,473	79,294	162,801	437,955	169,052	(222,810)	(391,862)	208,894	288,188
Fidelity VIP Contrafund (IQ Advisor Standard ™)	9,168	1,133	8,035	9,471	35,587	18,412	(4,131)	(22,543)	22,515	30,550
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™) (April 27)*	841	2,048	(1,207)	81	1,105	—	(25,543)	(25,543)	(24,357)	(25,564)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™) (April 27)*	14	34	(20)	(2)	18	—	(425)	(425)	(409)	(429)

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster ™) (April 27)*	$345	$1,403	$(1,058)	$(7,057)	$453	$—	$(7,901)	$(7,901)	$(14,505)	$(15,563)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™) (April 27)*	290	1,066	(776)	(1,675)	383	—	(8,232)	(8,232)	(9,524)	(10,300)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™) (April 27)*	819	2,718	(1,899)	169	1,079	—	(22,975)	(22,975)	(21,727)	(23,626)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™) (April 27)*	96	348	(252)	(12)	127	—	(2,973)	(2,973)	(2,858)	(3,110)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	7,076	1,819	5,257	11,451	7,979	5,651	(14,074)	(19,725)	(295)	4,962
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	349	39	310	2	390	(6)	(700)	(694)	(302)	8
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	6,590	1,465	5,125	2,595	7,411	2,515	(11,905)	(14,420)	(4,414)	711
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	7,799	1,573	6,226	(483)	8,775	(146)	(16,341)	(16,195)	(7,903)	(1,677)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	390	145	245	(818)	451	137	(301)	(438)	(805)	(560)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	5,961	1,826	4,135	813	6,712	3,707	(3,868)	(7,575)	(50)	4,085
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard ™)	1,708	193	1,515	12	1,925	(51)	(1,683)	(1,632)	305	1,820
Fidelity VIP Equity-Income (AnnuiChoice ™)	89,875	41,563	48,312	137,281	308,351	338,362	(150,165)	(488,527)	(42,895)	5,417
Fidelity VIP Equit-Income (AnnuiChoice II ™)	3,685	787	2,898	(7)	12,886	(13)	(16,534)	(16,521)	(3,642)	(744)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	20,817	21,720	(903)	148,946	70,279	119,851	(66,559)	(186,410)	32,815	31,912
Fidelity VIP Equity-Income (IQ3 ™)	49,348	42,821	6,527	233,880	166,891	181,238	(196,924)	(378,162)	22,609	29,136
Fidelity VIP Equity-Income (Pinnacle Plus ™)	11,881	7,897	3,984	3,974	40,940	23,382	(31,506)	(54,888)	(9,974)	(5,990)
Fidelity Freedom 2010 (AnnuiChoice ™) (April 27)*	2,152	86	2,066	(15)	542	—	(2,285)	(2,285)	(1,758)	308
Fidelity Freedom 2010 (AnnuiChoice II ™) (April 27)*	1,150	92	1,058	(2)	290	—	(1,130)	(1,130)	(842)	216
Fidelity Freedom 2010 (GrandMaster ™) (April 27)*	871	24	847	—	220	—	(1,297)	(1,297)	(1,077)	(230)
Fidelity Freedom 2010 (GrandmMaster flex3 ™) (April 27)*	1,287	186	1,101	(1,471)	324	—	(1,549)	(1,549)	(2,696)	(1,595)
Fidelity Freedom 2010 (IQ Annuity ™) (April 27)*	2,533	228	2,305	6	638	—	(3,490)	(3,490)	(2,846)	(541)
Fidelity Freedom 2010 (Pinnacle Plus ™) (April 27)*	795	64	731	—	200	—	(851)	(851)	(651)	80
Fidelity Freedom 2015 (AnnuiChoice II ™) (April 27)*	2,659	336	2,323	(11)	753	—	(2,769)	(2,769)	(2,027)	296
Fidelity Freedom 2015 (IQ Annuity ™) (April 27)*	2,442	118	2,324	2	691	—	(1,330)	(1,330)	(637)	1,687
Fidelity Freedom 2015 (Pinnacle Plus ™) (April 27)*	1,504	127	1,377	3	425	—	(1,806)	(1,806)	(1,378)	(1)
Fidelity Freedom 2020 (AnnuiChoice ™) (April 27)*	8,667	817	7,850	1,492	2,543	—	(9,965)	(9,965)	(5,930)	1,920
Fidelity Freedom 2020 (AnnuiChoice II ™) (April 27)*	773	36	737	1	227	—	(882)	(882)	(654)	83
Fidelity Freedom 2020 (Pinnacle Plus ™) (April 27)*	810	66	744	—	238	—	(926)	(926)	(688)	56
Fidelity Freedom 2025 (AnnuiChoice II ™) (April 27)*	2,234	337	1,897	8	578	—	(690)	(690)	(104)	1,793
Fidelity Freedom 2025 (Pinnacle Plus ™) (April 27)*	799	64	735	—	207	—	(877)	(877)	(670)	65
Fidelity Freedom 2030 (IQ Annuity ™) (April 27)*	36	9	27	—	11	—	(19)	(19)	(8)	19
Fidelity Freedom 2030 (Pinnacle Plus ™) (April 27)*	824	61	763	—	261	—	(969)	(969)	(708)	55
Fidelity VIP Growth & Income (AnnuiChoice ™)	48,121	11,761	36,360	34,090	15,311	159,728	186,666	26,938	76,339	112,699
Fidelity VIP Growth & Income (AnnuiChoice II ™) (April 27)*	254	164	90	15	—	—	803	803	818	908
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	16,811	5,895	10,916	44,320	5,551	55,859	34,390	(21,469)	28,402	39,318
Fidelity VIP Growth & Income (IQ3 ™)	39,654	13,512	26,142	66,758	13,064	100,613	83,728	(16,885)	62,937	89,079
Fidelity VIP Growth & Income (Pinnacle Plus ™)	16,555	6,933	9,622	3,875	5,304	59,897	79,425	19,528	28,707	38,329
Fidelity VIP Growth (AnnuiChoice ™)	7,652	16,794	(9,142)	168,617	—	177,182	385,799	208,617	377,234	368,092
Fidelity VIP Growth (AnnuiChoice II ™)	22	60	(38)	12	—	15	1,206	1,191	1,203	1,165

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster ™) (April 27)*	$762	$6,316	$(5,554)	$75,573	$—	$—	$43,546	$43,546	$119,119	$113,565
Fidelity VIP Growth (GrandMaster flex3 ™)	3,279	10,132	(6,853)	104,747	—	34,340	59,948	25,608	130,355	123,502
Fidelity VIP Growth (IQ3 ™)	5,076	17,648	(12,572)	130,516	—	45,428	116,106	70,678	201,194	188,622
Fidelity VIP Growth (Pinnacle Plus ™)	481	1,825	(1,344)	3,807	—	9,948	29,139	19,191	22,998	21,654
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	—	1,613	(1,613)	35,175	—	3,912	5,576	1,664	36,839	35,226
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	—	1,017	(1,017)	2,657	—	1,502	9,496	7,994	10,651	9,634
Fidelity VIP Growth Opportunities (IQ3 ™)	—	4,851	(4,851)	21,572	—	6,183	(8,158)	(14,341)	7,231	2,380
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	—	1,928	(1,928)	13,556	—	3,594	(898)	(4,492)	9,064	7,136
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™) (July 11)*	—	257	(257)	(1,066)	—	—	(2,123)	(2,123)	(3,189)	(3,446)
Fidelity VIP Growth (IQ Advisor Standard ™) (July 11)*	91	233	(142)	(551)	—	—	(1,344)	(1,344)	(1,895)	(2,037)
Fidelity VIP High Income (AnnuiChoice ™)	58,003	10,485	47,518	32,699	—	(6,928)	(53,964)	(47,036)	(14,337)	33,181
Fidelity VIP High Income (AnnuiChoice II ™) (April 27)*	225	21	204	—	—	—	(227)	(227)	(227)	(23)
Fidelity VIP High Income (GrandMaster flex3 ™)	73,744	22,232	51,512	53,807	—	(15,730)	(70,799)	(55,069)	(1,262)	50,250
Fidelity VIP High Income (IQ3 ™)	53,563	15,658	37,905	37,306	—	(18,196)	(51,586)	(33,390)	3,916	41,821
Fidelity VIP High Income (Pinnacle Plus ™)	15,430	2,217	13,213	(1,950)	—	(5,529)	(16,105)	(10,576)	(12,526)	687
Fidelity VIP High Income (IQ Advisor Standard ™)	1,431	363	1,068	(1,722)	—	(1,829)	(1,441)	388	(1,334)	(266)
Fidelity VIP Index 500 (AnnuiChoice ™)	63,003	22,647	40,356	155,660	—	311,366	160,233	(151,133)	4,527	44,883
Fidelity VIP Index 500 (IQ3 ™)	45,121	24,505	20,616	257,743	—	198,429	(60,626)	(259,055)	(1,312)	19,304
Fidelity VIP Index 500 (AnnuiChoice II ™) (April 27)*	2,777	908	1,869	208	—	—	(4,166)	(4,166)	(3,958)	(2,089)
Fidelity VIP Index 500 (Grandmaster ™) (April 27)*	37,521	20,018	17,503	1,726	—	—	(45,608)	(45,608)	(43,882)	(26,379)
Fidelity VIP Index 500 (Grandmaster flex3 ™) (April 27)*	13,310	8,839	4,471	4,401	—	—	(19,114)	(19,114)	(14,713)	(10,242)
Fidelity VIP Index 500 (IQ Advisor Standard ™) (April 27)*	4,469	685	3,784	7	—	—	(7,348)	(7,348)	(7,341)	(3,557)
Fidelity VIP Index 500 (Pinnacle Plus ™)	7,929	4,325	3,604	1,243	—	4,528	(5,667)	(10,195)	(8,952)	(5,348)
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	235,175	56,834	178,341	(66,655)	—	(109,664)	(56,383)	53,281	(13,374)	164,967
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™) (April 27)*	1,897	1,961	(64)	(596)	—	—	7,506	7,506	6,910	6,846
Fidelity VIP Investment Grade Bond (GrandMaster ™) (April 27)*	1,014	8,591	(7,577)	9,014	—	—	28,397	28,397	37,411	29,834
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	41,695	24,267	17,428	2,704	—	17,382	43,895	26,513	29,217	46,645
Fidelity VIP Investment Grade Bond (IQ3 ™)	177,050	63,923	113,127	(32,201)	—	9,055	36,592	27,537	(4,664)	108,463
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	24,871	10,836	14,035	(5,924)	—	(10,181)	(2,515)	7,666	1,742	15,777
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	3,515	566	2,949	(1,354)	—	718	3,204	2,486	1,132	4,081
Fidelity VIP Mid Cap (AnnuiChoice ™)	40,487	65,905	(25,418)	695,735	628,327	927,838	500,586	(427,252)	896,810	871,392
Fidelity VIP Mid Cap (AnnuiChoice II ™)	1,074	2,476	(1,402)	3,107	7,709	1,413	14,307	12,894	23,710	22,308
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	26,110	61,733	(35,623)	201,558	441,124	198,206	90,854	(107,352)	535,330	499,707
Fidelity VIP Mid Cap (Grandmaster ™)	8,422	32,533	(24,111)	24,658	2,595	2,912	170,979	168,067	195,320	171,209
Fidelity VIP Mid Cap (IQ Annuity ™)	23,118	54,649	(31,531)	62,234	369,769	167,339	224,878	57,539	489,542	458,011
Fidelity VIP Mid Cap (Pinnacle Plus ™)	8,272	21,234	(12,962)	79,325	115,420	115,239	76,274	(38,965)	155,780	142,818
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	80	107	(27)	22	1,147	2,298	2,899	601	1,770	1,743
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	452	466	(14)	3,036	7,196	3,356	(1,800)	(5,156)	5,076	5,062
Fidelity VIP Overseas (AnnuiChoice ™)	61,140	19,441	41,699	108,349	77,438	128,430	118,764	(9,666)	176,121	217,820

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice II ™)	$2,303	$878	$1,425	$2,049	$1,850	$1,218	$4,796	$3,578	$7,477	$8,902
Fidelity VIP Overseas (GrandMaster ™) (April 27)*	23,904	12,399	11,505	25,601	—	—	25,673	25,673	51,274	62,779
Fidelity VIP Overseas (GrandMaster flex3 ™)	31,698	19,551	12,147	166,317	56,189	90,466	(75)	(90,541)	131,965	144,112
Fidelity VIP Overseas (IQ3 ™)	52,825	27,136	25,689	79,426	56,982	61,428	46,857	(14,571)	121,837	147,526
Fidelity VIP Overseas (Pinnacle Plus ™)	21,713	13,415	8,298	38,735	18,550	30,218	34,455	4,237	61,522	69,820
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	604	167	437	57	1,317	6,081	7,308	1,227	2,601	3,038
Fidelity VIP Overseas (IQ Advisor Standard ™)	10,273	1,659	8,614	29,672	9,804	33,851	9,095	(24,756)	14,720	23,334
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	32,127	4,129	27,998	(4,658)	10,447	4,549	(8,043)	(12,592)	(6,803)	21,195
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	2,977	394	2,583	(234)	968	665	(706)	(1,371)	(637)	1,946
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	52,083	9,418	42,665	13,901	16,937	44,044	(4,783)	(48,827)	(17,989)	24,676
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	33,308	6,085	27,223	13,437	10,831	36,657	5,932	(30,725)	(6,457)	20,766
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	48,838	23,176	25,662	417,739	172,802	701,727	(259,076)	(960,803)	(370,262)	(344,600)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	3,871	1,720	2,151	(7,032)	13,696	3,212	(42,296)	(45,508)	(38,844)	(36,693)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	47,886	33,641	14,245	230,593	169,430	543,661	(178,349)	(722,010)	(321,987)	(307,742)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	38,238	27,722	10,516	356,717	135,296	414,975	(379,219)	(794,194)	(302,181)	(291,665)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	37,322	25,470	11,852	139,161	72,429	276,486	272,457	(4,029)	207,561	219,413
Franklin Growth and Income Securities (AnnuiChoice ™)	172,531	44,167	128,364	92,875	276,181	176,747	(810,058)	(986,805)	(617,749)	(489,385)
Franklin Growth and Income Securities (AnnuiChoice II ™)	3,050	902	2,148	(506)	4,881	694	(14,292)	(14,986)	(10,611)	(8,463)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	77,679	30,017	47,662	8,469	124,345	60,244	(330,317)	(390,561)	(257,747)	(210,085)
Franklin Growth and Income Securities (Grandmaster ™)	64,260	21,778	42,482	22,365	102,865	56,768	(281,251)	(338,019)	(212,789)	(170,307)
Franklin Growth and Income Securities (IQ Annuity ™)	141,705	52,047	89,658	(31,058)	226,837	75,952	(633,600)	(709,552)	(513,773)	(424,115)
Franklin Growth and Income Securities (Pinnacle Plus ™)	41,078	18,190	22,888	417	65,755	29,767	(195,773)	(225,540)	(159,368)	(136,480)
Franklin Growth and Income Securities (IQ Advisor Standard ™) (June 1)*	109	13	96	(5)	176	—	(774)	(774)	(603)	(507)
Franklin Income Securities (AnnuiChoice ™)	293,199	80,149	213,050	648,957	34,631	985,466	288,013	(697,453)	(13,865)	199,185
Franklin Income Securities (AnnuiChoice II ™)	8,529	4,236	4,293	5,130	1,007	2,990	(8,153)	(11,143)	(5,006)	(713)
Franklin Income Securities (GrandMaster flex3 ™)	246,337	106,074	140,263	224,404	29,095	639,784	376,617	(263,167)	(9,668)	130,595
Franklin Income Securities (Grandmaster ™)	246,838	91,807	155,031	179,814	29,155	520,856	332,241	(188,615)	20,354	175,385
Franklin Income Securities (IQ Annuity ™)	272,267	114,913	157,354	469,711	32,158	506,737	(3,671)	(510,408)	(8,539)	148,815
Franklin Income Securities (Pinnacle Plus ™)	122,582	50,321	72,261	144,414	14,478	260,398	63,359	(197,039)	(38,147)	34,114
Franklin Income Securities (IQ Advisor Enhanced ™)	385	87	298	14	46	1,428	1,375	(53)	7	305
Franklin Income Securities (IQ Advisor Standard ™) (June 1)*	138	13	125	(3)	16	—	(289)	(289)	(276)	(151)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	2,605	3,786	(1,181)	55,151	2,564	32,711	(5,207)	(37,918)	19,797	18,616
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	51	101	(50)	10	51	39	230	191	252	202
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	2,875	7,436	(4,561)	54,031	2,831	33,482	(5,271)	(38,753)	18,109	13,548
Franklin Large Cap Growth Securities (Grandmaster ™)	400	953	(553)	8,533	394	10,061	5,579	(4,482)	4,445	3,892
Franklin Large Cap Growth Securities (IQ Annuity ™)	5,192	7,899	(2,707)	26,378	5,112	23,614	(12,151)	(35,765)	(4,275)	(6,982)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	1,794	4,418	(2,624)	10,330	1,767	33,111	33,222	111	12,208	9,584

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Advisor Standard ™) (April 27)*	$228	$215	$13	$(486)	$225	$—	$(2,835)	$(2,835)	$(3,096)	$(3,083)
Franklin Mutual Shares Securities (AnnuiChoice ™)	83,940	41,588	42,352	733,384	116,364	729,198	(100,532)	(829,730)	20,018	62,370
Franklin Mutual Shares Securities (AnnuiChoice II ™)	2,995	2,064	931	589	4,152	607	(5,184)	(5,791)	(1,050)	(119)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	87,670	68,340	19,330	325,479	121,535	600,456	212,519	(387,937)	59,077	78,407
Franklin Mutual Shares Securities (IQ Annuity ™)	74,077	45,834	28,243	346,258	102,692	321,838	(134,169)	(456,007)	(7,057)	21,186
Franklin Mutual Shares Securities (Pinnacle Plus ™)	45,188	33,865	11,323	175,729	62,644	223,833	(1,053)	(224,886)	13,487	24,810
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	3,636	1,053	2,583	7,611	5,041	9,638	(1,605)	(11,243)	1,409	3,992
Franklin Mutual Shares Securities(Grandmaster ™)	50,099	36,282	13,817	276,288	69,451	402,408	45,438	(356,970)	(11,231)	2,586
Franklin Small Cap Value Securities (Annuichoice ™) (April 27)*	—	58	(58)	(3)	—	—	(971)	(971)	(974)	(1,032)
Franklin Small Cap Value Securities (Annuichoice II ™) (April 27)*	—	69	(69)	(15)	—	—	(977)	(977)	(992)	(1,061)
Franklin Small Cap Value Securities (Grandmaster ™) (April 27)*	347	103	244	(2,926)	1,295	—	(501)	(501)	(2,132)	(1,888)
Franklin Small Cap Value Securities (Grandmaster flex3 ™) (April 27)*	—	21	(21)	(1)	—	—	(375)	(375)	(376)	(397)
Franklin Small Cap Value Securities (IQ Annuuity ™) (April 27)*	—	495	(495)	(33,746)	—	—	(20)	(20)	(33,766)	(34,261)
Franklin Small Cap Value Securities (Pinnacle Plus ™) (April 27)*	—	38	(38)	(2)	—	—	(516)	(516)	(518)	(556)
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	36,778	27,589	9,189	235,609	71,374	313,488	218,015	(95,473)	211,510	220,699
Templeton Foriegn Securities Fund (Grandmaster ™)	8,944	6,793	2,151	75,480	17,358	94,932	55,098	(39,834)	53,004	55,155
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	10,466	7,548	2,918	52,117	20,313	65,167	42,589	(22,578)	49,852	52,770
Templeton Foreign Securities Fund (AnnuiChoice ™)	43,636	20,640	22,996	107,954	84,682	329,229	380,466	51,237	243,873	266,869
Templeton Foreign Securities Fund (AnnuiChoice II ™)	1,925	1,131	794	2,821	3,737	2,429	8,761	6,332	12,890	13,684
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,984	572	2,412	(1,802)	5,792	4,977	6,711	1,734	5,724	8,136
Templeton Growth Securities (AnnuiChoice ™)	52,941	31,433	21,508	330,014	123,554	429,156	(16,312)	(445,468)	8,100	29,608
Templeton Growth Securities (AnnuiChoice II ™)	1,494	1,338	156	141	3,486	442	(1,628)	(2,070)	1,557	1,713
Templeton Growth Securities (GrandMaster flex3 ™)	40,950	39,721	1,229	308,762	95,572	403,450	25,843	(377,607)	26,727	27,956
Templeton Growth Securities (Grandmaster ™)	77,786	60,237	17,549	158,482	181,539	281,660	9,293	(272,367)	67,654	85,203
Templeton Growth Securities (IQ Annuity ™)	43,986	33,630	10,356	275,445	102,653	344,744	(55,644)	(400,388)	(22,290)	(11,934)
Templeton Growth Securities (Pinnacle Plus ™)	20,759	20,400	359	84,642	48,448	135,654	6,198	(129,456)	3,634	3,993
Van Kampen LIT Comstock (AnnuiChoice ™)	18,882	10,766	8,116	54,844	23,228	131,002	20,620	(110,382)	(32,310)	(24,194)
Van Kampen LIT Comstock (AnnuiChoice II ™)	613	519	94	15	756	145	(2,940)	(3,085)	(2,314)	(2,220)
Van Kampen LIT Comstock (GrandMaster flex3 ™)	18,221	15,099	3,122	86,592	22,403	142,025	9,631	(132,394)	(23,399)	(20,277)
Van Kampen LIT Comstock (Grandmaster ™)	6,944	4,603	2,341	22,115	8,534	42,500	3,968	(38,532)	(7,883)	(5,542)
Van Kampen LIT Comstock (IQ Annuity ™)	22,569	18,198	4,371	86,056	27,757	138,309	(12,613)	(150,922)	(37,109)	(32,738)
Van Kampen LIT Comstock (Pinnacle Plus ™)	5,730	5,590	140	13,690	7,047	40,511	6,991	(33,520)	(12,783)	(12,643)
Van Kampen LIT Strategic Growth (AnnuiChoice ™)	—	710	(710)	12,666	—	1,156	(257)	(1,413)	11,253	10,543
Van Kampen LIT Strategic Growth (AnnuiChoice II ™)	—	89	(89)	12	—	3	1,166	1,163	1,175	1,086
Van Kampen LIT Strategic Growth (GrandMaster flex3 ™)	—	1,269	(1,269)	1,718	—	(804)	10,417	11,221	12,939	11,670
Van Kampen LIT Strategic Growth (Grandmaster ™)	—	202	(202)	729	—	(129)	1,508	1,637	2,366	2,164
Van Kampen LIT Strategic Growth (IQ Annuity ™)	—	620	(620)	2,486	—	334	2,628	2,294	4,780	4,160
Van Kampen LIT Strategic Growth (Pinnacle Plus ™)	—	414	(414)	862	—	1,288	(742)	(2,030)	(1,168)	(1,582)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™) (April 27)*	1,622	388	1,234	(80)	530	—	(328)	(328)	122	1,356

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™) (April 27)*	$60	$33	$27	$(125)	$20	$—	$234	$234	$129	$156
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	17,670	3,725	13,945	962	5,780	5,114	(2,236)	(7,350)	(608)	13,337
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™) (April 27)*	12,508	2,890	9,618	(5,766)	4,092	—	(1,324)	(1,324)	(2,998)	6,620
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	20,676	3,708	16,968	(708)	6,763	(797)	(11,080)	(10,283)	(4,228)	12,740
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	10,313	2,601	7,712	1,592	3,374	4,494	(1,127)	(5,621)	(655)	7,057
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™) (January 3)*	1,668	75	1,593	(216)	546	—	(1,165)	(1,165)	(835)	758
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	10,066	12,591	(2,525)	176,165	125,925	153,781	245,828	92,047	394,137	391,612
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	204	291	(87)	1,341	2,550	878	5,364	4,486	8,377	8,290
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	9,306	16,725	(7,419)	93,543	116,411	145,298	276,030	130,732	340,686	333,267
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	4,104	6,111	(2,007)	54,547	51,347	57,505	89,988	32,483	138,377	136,370
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	10,192	21,441	(11,249)	153,470	127,494	143,991	252,960	108,969	389,933	378,684
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	4,411	8,616	(4,205)	114,402	55,176	92,679	85,626	(7,053)	162,525	158,320
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	206	301	(95)	3,865	2,582	1,322	1,642	320	6,767	6,672
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™) (April 27)*	4,303	2,020	2,283	(19,812)	16,581	—	(68,009)	(68,009)	(71,240)	(68,957)
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™) (April 27)*	887	369	518	(2,047)	3,418	—	(11,808)	(11,808)	(10,437)	(9,919)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	15,470	12,798	2,672	102,608	59,606	175,654	(135,045)	(310,699)	(148,485)	(145,813)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	20,590	13,831	6,759	116,516	79,334	215,966	(163,136)	(379,102)	(183,252)	(176,493)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™) (April 27)*	5,772	4,005	1,767	(18,304)	22,241	—	(114,216)	(114,216)	(110,279)	(108,512)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	16,509	10,581	5,928	138,663	63,610	223,343	(132,627)	(355,970)	(153,697)	(147,769)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	3,131	962	2,169	7,995	12,062	24,582	(21,526)	(46,108)	(26,051)	(23,882)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	9,869	9,023	846	35,606	54,187	118,862	8,197	(110,665)	(20,872)	(20,026)
DWS Small Cap Index (AnnuiChoice II ™)	117	124	(7)	(1)	641	73	(292)	(365)	275	268
DWS Small Cap Index (GrandMaster flex3 ™)	3,219	3,881	(662)	38,487	17,678	60,143	1,229	(58,914)	(2,749)	(3,411)
DWS Small Cap Index (Grandmaster ™)	1,619	2,057	(438)	3,794	8,890	10,003	(8,357)	(18,360)	(5,676)	(6,114)
DWS Small Cap Index (IQ3 ™)	6,223	9,262	(3,039)	52,233	34,169	63,662	(9,835)	(73,497)	12,905	9,866
DWS Small Cap Index (Pinnacle Plus ™)	1,838	3,098	(1,260)	7,098	10,091	26,166	3,609	(22,557)	(5,368)	(6,628)

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$3,423	$12,133	$(763)	$14,793	$—	$(4,122)	$(6,532)	$(795)	$(11,449)	$3,344	$358,535	$361,879	—	(389)	(514)	(903)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	6,925	141,169	(62,097)	85,997	309,701	(78,120)	(113,203)	(285)	118,093	204,090	1,974,394	2,178,484	25,643	(6,319)	(8,269)	11,055
Touchstone Aggressive ETF (Grandmaster ™)	(446)	44,464	(25,291)	18,727	—	(13,052)	(171,085)	(18)	(184,155)	(165,428)	361,448	196,020	—	(1,020)	(13,503)	(14,523)
Touchstone Aggressive ETF (IQ Annuity ™)	19,501	151,990	(35,552)	135,939	133,041	(181,188)	(8,246)	(626)	(57,019)	78,920	3,887,280	3,966,200	10,697	(14,892)	(753)	(4,948)
Touchstone Aggressive ETF (Pinnacle Plus ™)	506	4,397	(435)	4,468	26,832	—	12,842	(437)	39,237	43,705	106,427	150,132	2,251	(36)	1,078	3,293
Touchstone Aggressive ETF (IQ Advisor Standard ™)	273	558	28	859	—	—	(1)	(30)	(31)	828	19,132	19,960	—	(2)	—	(2)
Touchstone Balanced (AnnuiChoice ™)	93,653	140,393	(141,368)	92,678	11,891	(206,403)	157,049	(14,485)	(51,948)	40,730	2,076,594	2,117,324	892	(15,471)	11,040	(3,539)
Touchstone Balanced (AnnuiChoice II ™) (April 27)*	2,650	2,370	(4,076)	944	21,287	(132)	36,934	(4)	58,085	59,029	—	59,029	1,985	(12)	3,386	5,359
Touchstone Balanced (GrandMaster flex3 ™)	41,294	86,242	(77,084)	50,452	13,780	(206,768)	(80,353)	(1,121)	(274,462)	(224,010)	1,369,569	1,145,559	1,017	(15,062)	(5,732)	(19,777)
Touchstone Balanced (Grandmaster ™)	16,152	21,063	(16,110)	21,105	1,500	(86,330)	48,235	(70)	(36,665)	(15,560)	431,465	415,905	118	(6,702)	4,036	(2,548)
Touchstone Balanced (IQ Annuity ™)	46,025	114,333	(106,550)	53,808	78,474	(271,177)	(17,188)	(1,610)	(211,501)	(157,693)	1,359,919	1,202,226	5,605	(19,334)	(1,272)	(15,001)
Touchstone Balanced (Pinnacle Plus ™)	11,537	33,036	(22,658)	21,915	11,891	(81,196)	(122,543)	(1,833)	(193,681)	(171,766)	524,561	352,795	835	(6,118)	(8,377)	(13,660)
Touchstone Baron Small Cap (AnnuiChoice ™)	(25,007)	583,302	(512,495)	45,800	3,829	(185,269)	1,664	(12,622)	(192,398)	(146,598)	2,398,221	2,251,623	255	(10,624)	64	(10,305)
Touchstone Baron Small Cap (AnnuiChoice II ™)	(466)	13,883	(18,344)	(4,927)	88,817	(647)	15,779	(42)	103,907	98,980	13,597	112,577	7,296	(58)	1,372	8,610
Touchstone Baron Small Cap (GrandMaster flex3 ™)	(20,334)	330,837	(296,977)	13,526	43,875	(265,392)	109,400	(1,329)	(113,446)	(99,920)	1,476,115	1,376,195	2,637	(15,796)	6,062	(7,097)
Touchstone Baron Small Cap (Grandmaster ™)	(5,269)	67,475	(57,130)	5,076	718	(105,804)	43,588	(62)	(61,560)	(56,484)	386,610	330,126	47	(7,029)	2,811	(4,171)
Touchstone Baron Small Cap (IQ Annuity ™)	(50,677)	618,265	(519,422)	48,166	118,053	(307,761)	(76,321)	(1,157)	(267,186)	(219,020)	3,427,113	3,208,093	6,459	(17,016)	(4,188)	(14,745)
Touchstone Baron Small Cap (Pinnacle Plus ™)	(9,393)	138,902	(127,385)	2,124	129,702	(21,601)	(85,084)	(1,485)	21,532	23,656	485,834	509,490	7,328	(1,296)	(4,953)	1,079
Touchstone Baron Small Cap (IQ Advisor Enhanced ™)’’	(49)	786	(624)	113	—	—	(8)	—	(8)	105	5,832	5,937	—	—	—	—
Touchstone Baron Small Cap (IQ Advisor Standard ™)	(1,177)	30,060	(25,888)	2,995	45,477	(917)	(6,408)	—	38,152	41,147	174,878	216,025	2,811	(56)	(402)	2,353
Touchstone Conservative ETF (AnnuiChoice ™)	6,794	14,335	20,405	41,534	—	(6,343)	(115,945)	(1,099)	(123,387)	(81,853)	976,307	894,454	—	(646)	(10,309)	(10,955)
Touchstone Conservative ETF (GrandMaster flex3 ™)	449	79,867	8,111	88,427	42,000	(113,211)	(247,104)	(602)	(318,917)	(230,490)	2,080,526	1,850,036	3,808	(10,141)	(21,253)	(27,586)
Touchstone Conservative ETF (Grandmaster ™)	454	38,534	(2,515)	36,473	—	(246,098)	77,771	(40)	(168,367)	(131,894)	810,264	678,370	—	(21,619)	7,139	(14,480)
Touchstone Conservative ETF (IQ Annuity ™)	9,060	83,530	(14,903)	77,687	317,354	(170,602)	412,958	(3,088)	556,622	634,309	938,634	1,572,943	28,097	(15,301)	38,964	51,760
Touchstone Conservative ETF (Pinnacle Plus ™)	748	1,087	6,006	7,841	—	(1,637)	187,424	(7)	185,780	193,621	38,068	231,689	—	(147)	16,982	16,835
Touchstone Conservative ETF (IQ Advisor Standard ™)	1,514	393	4,358	6,265	—	—	6	—	6	6,271	122,405	128,676	—	—	—	—
Touchstone Core Bond (AnnuiChoice ™)	75,864	20,320	(17,582)	78,602	3,120	(403,361)	753,263	(11,391)	341,631	420,233	1,708,273	2,128,506	395	(33,992)	61,007	27,410
Touchstone Core Bond (AnnuiChoice II ™)	2,161	70	(977)	1,254	3,058	(14,792)	46,328	(44)	34,550	35,804	20,134	55,938	296	(1,417)	4,422	3,301
Touchstone Core Bond (GrandMaster flex3 ™)	16,678	5,253	(300)	21,631	—	(106,316)	93,735	(2,629)	(15,210)	6,421	585,959	592,380	27	(9,636)	8,235	(1,374)
Touchstone Core Bond (Grandmaster ™)	3,452	1,240	84	4,776	—	(30,704)	55,859	(21)	25,134	29,910	88,211	118,121	—	(2,879)	5,274	2,395
Touchstone Core Bond (IQ Annuity ™)	28,836	28,822	(11,290)	46,368	114,742	(142,207)	285,922	(1,181)	257,276	303,644	674,748	978,392	9,771	(12,223)	25,453	23,001
Touchstone Core Bond (Pinnacle Plus ™)	23,876	4,547	(6,822)	21,601	41,880	(33,159)	328,141	(1,309)	335,553	357,154	383,053	740,207	4,012	(3,276)	31,178	31,914
Touchstone Core Bond (IQ Advisor Standard ™) (August 16)*	7,892	1,445	(5,211)	4,126	147,379	(1,997)	37,173	—	182,555	186,681	—	186,681	13,393	(182)	3,571	16,782
Touchstone Eagle Capital Appreciation (AnnuiChoice ™)	(4,041)	142,253	(164,823)	(26,611)	316	(162,709)	621,572	(6,709)	452,470	425,859	803,697	1,229,556	89	(17,121)	61,398	44,366
Touchstone Eagle Capital Appreciation (AnnuiChoice II ™)	(318)	2,301	(5,812)	(3,829)	54,834	(18,145)	28,538	(156)	65,071	61,242	40,955	102,197	4,766	(1,613)	2,515	5,668
Touchstone Eagle Capital Appreciation (GrandMaster flex3 ™)	(5,850)	92,518	(113,315)	(26,647)	—	(197,321)	482,978	(2,900)	282,757	256,110	319,629	575,739	—	(15,561)	36,039	20,478
Touchstone Eagle Capital Appreciation (Grandmaster ™) (April 27)*	(504)	(1,204)	(3,591)	(5,299)	1,360	(8,894)	89,270	(30)	81,706	76,407	—	76,407	101	(647)	6,458	5,912
Touchstone Eagle Capital Appreciation (IQ Annuity ™)	(6,814)	50,765	(99,287)	(55,336)	1,201	(129,248)	615,472	(779)	486,646	431,310	283,390	714,700	121	(13,152)	58,991	45,960
Touchstone Eagle Capital Appreciation (Pinnacle Plus ™)	(1,151)	18,568	(23,319)	(5,902)	2,700	(62,470)	120,482	(152)	60,560	54,658	98,674	153,332	183	(4,394)	8,167	3,956
Touchstone Mid Cap Growth (AnnuiChoice ™)	101,585	628,995	(304,978)	425,602	99,310	(394,393)	921,602	(18,471)	608,048	1,033,650	3,145,746	4,179,396	5,614	(23,632)	52,224	34,206
Touchstone Mid Cap Growth (AnnuiChoice II ™)	20,693	106,014	(84,784)	41,923	680,733	—	50,937	(100)	731,570	773,493	85,093	858,586	57,975	(8)	4,299	62,266
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	66,138	552,184	(411,522)	206,800	29,527	(310,216)	912,568	(3,379)	628,500	835,300	1,924,846	2,760,146	1,812	(18,501)	49,807	33,118
Touchstone Mid Cap Growth (Grandmaster ™)	9,265	59,450	(48,186)	20,529	70	(11,271)	272,318	(92)	261,025	281,554	99,499	381,053	5	(736)	17,730	16,999
Touchstone Mid Cap Growth (IQ Annuity ™)	60,917	383,377	(368,643)	75,651	22,731	(597,909)	2,504,772	(2,357)	1,927,237	2,002,888	843,286	2,846,174	1,278	(33,748)	136,739	104,269
Touchstone Mid Cap Growth (Pinnacle Plus ™)	12,146	79,527	(56,147)	35,526	57,051	(11,508)	297,720	(399)	342,864	378,390	206,571	584,961	3,320	(649)	16,311	18,982
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,282	15,409	(23,044)	(4,353)	—	(2,307)	59,076	—	56,769	52,416	61,271	113,687	—	(144)	2,835	2,691
Touchstone Large Cap Core Equity (AnnuiChoice ™)	4,551	13,908	(9,258)	9,201	—	(64,307)	50,936	(1,880)	(15,251)	(6,050)	235,116	229,066	17	(5,473)	4,142	(1,314)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	390	1,518	(1,129)	779	20,378	(14,969)	(2,003)	(73)	3,333	4,112	20,727	24,839	1,738	(1,280)	(172)	286

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	$25,577	$127,098	$(134,481)	$18,194	$116,280	$(85,263)	$(166,825)	$(2,751)	$(138,559)	$(120,365)	$1,452,212	$1,331,847	8,568	(6,881)	(15,266)	(13,579)
Touchstone Large Cap Core Equity (Grandmaster ™)	50	1,849	(1,375)	524	—	(641)	(15,303)	(10)	(15,954)	(15,430)	20,970	5,540	—	(50)	(1,186)	(1,236)
Touchstone Large Cap Core Equity (IQ Annuity ™)	10,708	34,152	(68,847)	(23,987)	8,715	(124,416)	413,421	(888)	296,832	272,845	326,906	599,751	715	(10,227)	30,990	21,478
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	1,954	13,507	(8,561)	6,900	400	(14,878)	9,159	(118)	(5,437)	1,463	151,401	152,864	28	(1,049)	745	(276)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	3,614	664	(11,247)	(6,969)	47,005	(4,022)	68,874	—	111,857	104,888	30,190	135,078	3,430	(298)	4,768	7,900
Touchstone Enhanced ETF (AnnuiChoice ™)	11,521	15,739	6,379	33,639	—	(11,739)	(7,997)	(2,400)	(22,136)	11,503	1,115,603	1,127,106	—	(1,083)	(596)	(1,679)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	16,181	876,661	(474,416)	418,426	51,322	(74,085)	(4,511,896)	(3,966)	(4,538,625)	(4,120,199)	14,018,640	9,898,441	3,986	(5,961)	(347,740)	(349,715)
Touchstone Enhanced ETF (Grandmaster ™)	9,898	34,141	(6,247)	37,792	—	(21,114)	17,088	(53)	(4,079)	33,713	1,451,904	1,485,617	—	(1,594)	1,260	(334)
Touchstone Enhanced ETF (IQ Annuity ™)	36,269	182,072	(78,624)	139,717	669,132	(206,120)	(153,292)	(1,345)	308,375	448,092	5,779,360	6,227,452	51,388	(16,135)	(11,565)	23,688
Touchstone Enhanced ETF (Pinnacle Plus ™)	1,090	3,150	(801)	3,439	—	(1,027)	67,340	(111)	66,202	69,641	182,429	252,070	—	(88)	5,244	5,156
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	556	1,580	(717)	1,419	—	(4,632)	5	—	(4,627)	(3,208)	48,390	45,182	—	(339)	—	(339)
Touchstone Enhanced ETF (IQ Advisor Standard ™)	3,323	54,432	(35,196)	22,559	—	—	(318,012)	—	(318,012)	(295,453)	603,907	308,454	—	—	(22,365)	(22,365)
Touchstone Growth & Income (AnnuiChoice ™)	5,355	12,118	(9,932)	7,541	261	(12,485)	(30,935)	(959)	(44,118)	(36,577)	214,632	178,055	21	(1,005)	(2,262)	(3,246)
Touchstone Growth & Income (GrandMaster flex3 ™)	1,946	6,949	(6,346)	2,549	67	(16,370)	(36,365)	(459)	(53,127)	(50,578)	140,162	89,584	5	(1,299)	(2,838)	(4,132)
Touchstone Growth & Income (Grandmaster ™)	624	1,567	(1,743)	448	—	(3,954)	13,630	(15)	9,661	10,109	10,475	20,584	—	(299)	1,080	781
Touchstone Growth & Income (IQ Annuity ™)	7,137	24,964	(23,730)	8,371	339	(45,471)	(34,098)	(325)	(79,555)	(71,184)	361,976	290,792	25	(3,442)	(2,633)	(6,050)
Touchstone Growth & Income (Pinnacle Plus ™)	2,976	17,910	(13,630)	7,256	101,906	(4,841)	(88,585)	(113)	8,367	15,623	116,265	131,888	7,295	(351)	(6,016)	928
Touchstone High Yield (AnnuiChoice ™)	44,524	14,494	(51,894)	7,124	6,685	(115,651)	(133,267)	(3,936)	(246,169)	(239,045)	832,078	593,033	493	(7,971)	(8,852)	(16,330)
Touchstone High Yield (AnnuiChoice II ™) (April 27)*	7,267	(8)	(7,871)	(612)	30,773	(501)	57,921	—	88,193	87,581	—	87,581	2,868	(48)	5,488	8,308
Touchstone High Yield (GrandMaster flex3 ™)	67,562	21,410	(84,577)	4,395	17,393	(234,016)	(50,360)	(1,365)	(268,348)	(263,953)	1,253,340	989,387	1,262	(16,808)	(3,477)	(19,023)
Touchstone High Yield (Grandmaster ™)	6,964	(13,674)	7,282	572	—	(310,148)	(167,621)	(52)	(477,821)	(477,249)	592,543	115,294	—	(26,711)	(14,565)	(41,276)
Touchstone High Yield (IQ Annuity ™)	60,291	26,237	(79,473)	7,055	42,822	(121,406)	41,357	(866)	(38,093)	(31,038)	873,958	842,920	2,929	(8,445)	3,188	(2,328)
Touchstone High Yield (Pinnacle Plus ™)	25,030	(140)	(24,837)	53	4,917	(8,863)	27,047	(255)	22,846	22,899	334,880	357,779	394	(736)	2,191	1,849
Touchstone High Yield (IQ Advisor Standard ™)	21,074	13,614	(15,618)	19,070	400,531	(419,300)	(402,198)	—	(420,967)	(401,897)	670,150	268,253	32,790	(34,362)	(32,865)	(34,437)
Touchstone Moderate ETF (AnnuiChoice ™)	15,904	58,107	79,481	153,492	—	(162,885)	(35,808)	(5,424)	(204,117)	(50,625)	3,690,507	3,639,882	—	(14,004)	(2,959)	(16,963)
Touchstone Moderate ETF (GrandMaster flex3 ™)	(9,870)	130,486	117,899	238,515	127,429	(241,753)	374,842	(2,161)	258,357	496,872	6,093,998	6,590,870	10,948	(20,727)	33,158	23,379
Touchstone Moderate ETF (Grandmaster ™)	536	35,954	(11,876)	24,614	3,015	(23,719)	(111,633)	(20)	(132,357)	(107,743)	760,914	653,171	256	(1,976)	(9,725)	(11,445)
Touchstone Moderate ETF (IQ Annuity ™)	3,414	75,496	4,671	83,581	505,409	(370,229)	219,415	(4,287)	350,308	433,889	2,567,463	3,001,352	42,149	(31,740)	18,038	28,447
Touchstone Moderate ETF (Pinnacle Plus ™)	(748)	6,607	2,865	8,724	9,081	(20,632)	9,575	(403)	(2,379)	6,345	260,294	266,639	781	(1,816)	807	(228)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	343	310	1,514	2,167	—	—	(4)	—	(4)	2,163	49,360	51,523	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,069	756	3,601	5,426	—	—	—	(30)	(30)	5,396	117,878	123,274	—	(2)	—	(2)
Touchstone Money Market (AnnuiChoice ™)	2,567	—	—	2,567	—	(13,716)	3	(738)	(14,451)	(11,884)	71,795	59,911	—	(1,318)	1	(1,317)
Touchstone Money Market (Grandmaster ™)	264,698	—	—	264,698	68,318	(2,849,619)	3,118,183	(2,558)	334,324	599,022	5,962,770	6,561,792	6,409	(265,798)	293,903	34,514
Touchstone Money Market (IQ Annuity ™)	33,937	—	—	33,937	—	(687,391)	782,767	(717)	94,659	128,596	452,888	581,484	—	(64,035)	74,320	10,285
Touchstone Money Market (IQ 3 ™)	3,863	—	—	3,863	—	(17,614)	(15,629)	(219)	(33,462)	(29,599)	135,956	106,357	—	(1,686)	(1,482)	(3,168)
Touchstone Third Avenue Value (AnnuiChoice ™)	(26,671)	1,975,196	(2,319,195)	(370,670)	126,979	(1,208,660)	2,176,063	(53,480)	1,040,902	670,232	8,302,193	8,972,425	6,008	(58,929)	98,285	45,364
Touchstone Third Avenue Value (AnnuiChoice II ™)	243	39,534	(75,942)	(36,165)	462,221	(46,370)	158,449	(513)	573,787	537,622	40,785	578,407	41,031	(4,153)	13,816	50,694
Touchstone Third Avenue Value (GrandMaster flex3 ™)	(43,051)	824,269	(971,333)	(190,115)	248,122	(1,184,577)	797,093	(4,294)	(143,656)	(333,771)	5,629,691	5,295,920	14,132	(67,366)	44,400	(8,834)
Touchstone Third Avenue Value (Grandmaster ™)	(15,963)	306,363	(449,659)	(159,259)	5,148	(676,445)	1,393,185	(507)	721,381	562,122	1,983,512	2,545,634	306	(41,009)	80,709	40,006
Touchstone Third Avenue Value (IQ Annuity ™)	(57,586)	1,254,676	(1,385,605)	(188,515)	650,474	(1,413,944)	(540,157)	(6,708)	(1,310,335)	(1,498,850)	8,050,076	6,551,226	34,576	(76,727)	(28,164)	(70,315)
Touchstone Third Avenue Value (Pinnacle Plus ™)	(18,430)	340,428	(419,452)	(97,454)	243,206	(143,536)	178,581	(2,233)	276,018	178,564	1,618,084	1,796,648	12,042	(7,241)	7,638	12,439
Touchstone Third Avenue Value (IQ Advisor Enhanced ™) (April 27)*	11	358	(921)	(552)	—	—	6,147	—	6,147	5,595	—	5,595	—	—	361	361
Touchstone Third Avenue Value (IQ Advisor Standard ™)	2,515	22,952	(33,305)	(7,838)	389,712	(2,201)	(44,462)	—	343,049	335,211	162,640	497,851	24,460	(133)	(2,630)	21,697
Touchstone Value Plus (AnnuiChoice ™)	1,815	165,598	(210,333)	(42,920)	569	(171,067)	(81,050)	(7,413)	(258,961)	(301,881)	1,141,631	839,750	110	(15,216)	(6,614)	(21,720)
Touchstone Value Plus (AnnuiChoice II ™)	240	448	(4,110)	(3,422)	39,436	(14,802)	(3)	(45)	24,586	21,164	20,787	41,951	3,468	(1,354)	(1)	2,113
Touchstone Value Plus (GrandMaster flex3 ™)	(281)	11,084	(16,915)	(6,112)	459	(20,151)	(22,755)	(663)	(43,110)	(49,222)	161,013	111,791	38	(1,631)	(1,815)	(3,408)
Touchstone Value Plus (Grandmaster ™)	185	1,695	(8,349)	(6,469)	—	(3,045)	30,542	(17)	27,480	21,011	79,035	100,046	—	(216)	2,271	2,055
Touchstone Value Plus (IQ Annuity ™)	(15,123)	249,962	(281,202)	(46,363)	174,708	(460,310)	(1,887,295)	(2,702)	(2,175,599)	(2,221,962)	2,652,496	430,534	14,628	(40,063)	(164,605)	(190,040)
Touchstone Value Plus (Pinnacle Plus ™)	139	409	(5,209)	(4,661)	11,256	(203)	31,726	(62)	42,717	38,056	49,579	87,635	798	(19)	2,262	3,041
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	8,565	50,706	(46,985)	12,286	—	(115,923)	(36,492)	(4,304)	(156,719)	(144,433)	657,670	513,237	—	(6,578)	(1,974)	(8,552)
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	9,371	112,567	(101,071)	20,867	—	(304,476)	(126,171)	(1,408)	(432,055)	(411,188)	1,365,843	954,655	—	(17,373)	(7,136)	(24,509)
JP Morgan Mid Cap Value (Grandmaster ™)	1,402	26,943	(21,225)	7,120	—	(53,719)	(71,590)	(20)	(125,329)	(118,209)	207,901	89,692	—	(3,640)	(4,705)	(8,345)
JP Morgan Mid Cap Value (IQ3 ™)	3,484	30,245	(28,100)	5,629	—	(55,008)	(35,970)	(596)	(91,574)	(85,945)	447,131	361,186	—	(3,114)	(2,032)	(5,146)
JP Morgan Mid Cap Value (Pinnacle Plus ™)	2,582	23,553	(22,145)	3,990	—	(29,843)	(9,874)	(329)	(40,046)	(36,056)	422,255	386,199	—	(1,777)	(590)	(2,367)

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	$227,792	$3,029,060	$(3,060,455)	$196,397	$72,664	$(4,473,584)	$(935,876)	$(10,071)	$(5,346,867)	$(5,150,470)	$28,918,519	$23,768,049	1,208	(74,826)	(15,904)	(89,522)
Fidelity VIP Growth (Grandmaster ™)	(63,157)	586,981	2,959,952	3,483,776	23,015	(3,201,608)	(1,951,575)	(7,570)	(5,137,738)	(1,653,962)	16,805,222	15,151,260	404	(52,653)	(32,029)	(84,278)
Fidelity VIP High Income (Grandmaster ™)	287,691	84,813	(292,476)	80,028	23,993	(1,360,247)	505,465	(1,475)	(832,264)	(752,236)	4,774,521	4,022,285	1,321	(75,447)	28,867	(45,259)
Fidelity VIP II Asset Manager (Grandmaster ™)	588,721	739,319	387,897	1,715,937	145,128	(2,359,683)	(55,590)	(6,243)	(2,276,388)	(560,451)	12,892,081	12,331,630	3,933	(63,912)	(775)	(60,754)
Fidelity VIP II Contrafund (Grandmaster ™)	1,066,802	8,290,691	(5,253,483)	4,104,010	103,991	(4,973,045)	(938,882)	(10,730)	(5,818,666)	(1,714,656)	29,048,142	27,333,486	2,394	(114,683)	(22,478)	(134,767)
Fidelity VIP II Index 500 (Grandmaster ™)	252,622	798,077	(532,476)	518,223	—	(2,175,962)	(1,012,262)	(4,905)	(3,193,129)	(2,674,906)	12,857,373	10,182,467	—	(63,611)	(29,599)	(93,210)
Fidelity VIP II Index 500 (IQ Annuity ™)	20,014	41,660	(22,129)	39,545	—	(141,023)	(38,087)	(785)	(179,895)	(140,350)	1,007,891	867,541	—	(12,538)	(3,307)	(15,845)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™) (April 27)*	(5,857)	(719)	21,338	14,762	—	(37,895)	903,476	(2,718)	862,863	877,625	—	877,625	—	(4,093)	90,243	86,150
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™) (April 27)*	(564)	2	1,980	1,418	—	—	80,076	—	80,076	81,494	—	81,494	—	—	8,008	8,008
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	221,336	(273,206)	230,755	178,885	13,878	(1,759,170)	(791,279)	(1,895)	(2,538,466)	(2,359,581)	8,106,918	5,747,337	467	(58,997)	(26,613)	(85,143)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™) (April 27)*	(15,550)	620	32,057	17,127	—	(181,484)	1,485,812	(1,708)	1,302,620	1,319,747	—	1,319,747	—	(18,384)	148,427	130,043
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	24,143	(45,213)	72,931	51,861	29,400	(395,421)	1,259,478	(874)	892,583	944,444	1,384,362	2,328,806	2,090	(27,915)	88,408	62,583
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™) (April 27)*	(3,101)	(6)	6,686	3,579	—	(16,744)	288,739	(308)	271,687	275,266	—	275,266	—	(1,714)	28,860	27,146
Fidelity VIP III Balanced (Grandmaster ™)	88,465	171,618	(110,814)	149,269	871	(434,222)	(199,030)	(626)	(633,007)	(483,738)	1,896,303	1,412,565	54	(26,395)	(11,152)	(37,493)
Fidelity VIP III Growth & Income (Grandmaster ™)	131,597	264,355	22,408	418,360	22,132	(786,800)	(197,208)	(1,557)	(963,433)	(545,073)	4,312,057	3,766,984	1,160	(41,666)	(10,589)	(51,095)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(20,367)	261,414	47,835	288,882	4,461	(564,935)	76,810	(964)	(484,628)	(195,746)	1,603,790	1,408,044	340	(42,614)	5,584	(36,690)
Fidelity VIP Overseas (AnnuiChoice ™) (April 27)*	4,093	1,865	18,288	24,246	—	(39,315)	407,015	(1,574)	366,126	390,372	—	390,372	—	(3,981)	40,748	36,767
Fidelity VIP Overseas (AnnuiChoice II ™) (April 27)*	968	2,582	5,244	8,794	—	(18,191)	121,532	(192)	103,149	111,943	—	111,943	—	(1,678)	12,232	10,554
Fidelity VIP Overseas (Grandmaster ™)	158,780	2,520,115	(1,414,768)	1,264,127	8,273	(1,967,239)	(955,515)	(3,406)	(2,917,887)	(1,653,760)	9,110,849	7,457,089	247	(55,647)	(25,950)	(81,350)
Fidelity VIP Overseas (Grandmaster flex3 ™) (April 27)*	393	4,289	13,615	18,297	—	(187,777)	461,325	(1,223)	272,325	290,622	—	290,622	—	(19,127)	46,603	27,476
Fidelity VIP Overseas (IQ Annuity ™) (April 27)*	2,916	1,138	17,724	21,778	—	(27,650)	383,647	(143)	355,854	377,632	—	377,632	—	(2,707)	38,385	35,678
Fidelity VIP Overseas (Pinnacle Plus ™) (April 27)*	1,994	(388)	17,147	18,753	—	(17,299)	365,237	(663)	347,275	366,028	—	366,028	—	(1,777)	36,411	34,634
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	3,934	14,927	(10,401)	8,460	60,550	(12,000)	82,986	(239)	131,297	139,757	225,255	365,012	5,415	(1,077)	7,258	11,596
Touchstone Aggressive ETF (Annuichoice II ™)	1,478	16,178	(10,187)	7,469	332,569	(165,584)	(23,457)	(280)	143,248	150,717	14,613	165,330	29,972	(14,373)	(2,074)	13,525
Touchstone Aggressive ETF (Grandmaster flex3 ™) (April 27)*	1,728	3,463	(7,267)	(2,076)	4,568	—	131,583	—	136,151	134,075	—	134,075	475	—	13,173	13,648
Touchstone Aggressive ETF (IQ Advisor Standard ™) (May 3)*	(45)	(2,885)	—	(2,930)	—	(666)	3,799	—	3,133	203	—	203	—	(67)	88	21
Touchstone Aggressive ETF (Pinnacle Plus ™) (April 27)*	832	1,683	(4,165)	(1,650)	13,440	—	52,347	(5)	65,782	64,132	—	64,132	1,335	—	5,199	6,534
Touchstone Conservative ETF (Annuichoice ™)	2,099	8,402	(984)	9,517	—	(12,344)	77,768	(770)	64,654	74,171	151,357	225,528	—	(1,201)	7,299	6,098
Touchstone Conservative ETF (Annuichoice II ™)	984	510	128	1,622	77,188	(824)	2,476	(85)	78,755	80,377	4,987	85,364	7,232	(83)	221	7,370
Touchstone Conservative ETF (GrandMaster flex3 ™) (April 27)*	790	551	12	1,353	33,612	(15,859)	58,219	(15)	75,957	77,310	—	77,310	3,405	(1,556)	5,824	7,673
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™) (April 27)*	861	2,359	1,169	4,389	—	(1,610)	56,449	—	54,839	59,228	—	59,228	—	(159)	5,999	5,840
Touchstone Conservative ETF (Pinnacle Plus ™) (April 27)*	203	67	49	319	10,500	(366)	13,451	(16)	23,569	23,888	—	23,888	1,059	(38)	1,352	2,373
Touchstone Enhanced ETF (Annuichoice ™)	3,918	11,987	(17,510)	(1,605)	62,441	(15,009)	151,966	(1,962)	197,436	195,831	175,800	371,631	5,498	(1,421)	12,766	16,843
Touchstone Enhanced ETF (Annuichoice II ™)	1,623	(783)	(6,307)	(5,467)	95,040	(2,114)	(7,704)	(95)	85,127	79,660	1,563	81,223	8,453	(194)	(1,103)	7,156
Touchstone Enhanced ETF (GrandMaster flex3 ™) (April 27)*	4,331	3,090	(23,231)	(15,810)	118,286	—	242,262	(12)	360,536	344,726	—	344,726	11,783	(1)	23,982	35,764
Touchstone Enhanced ETF (Pinnacle Plus ™) (April 27)*	3,351	2,458	(20,218)	(14,409)	255,962	(8,673)	96,575	(80)	343,784	329,375	—	329,375	25,277	(854)	9,777	34,200
Touchstone GMAB Aggressive (AnnuiChoice ™) (April 27)*	540	3,003	(2,205)	1,338	104,750	(3,216)	(74)	(71)	101,389	102,727	—	102,727	9,619	(286)	(7)	9,326
Touchstone GMAB Conservative (AnnuiChoice ™) (Dec 4)*	184	26	(280)	(70)	11,347	—	(1)	(6)	11,340	11,270	—	11,270	1,028	(1)	—	1,027
Touchstone GMAB Conservative (AnnuiChoice II ™) (April 27)*	2,759	710	(940)	2,529	230,573	(8,415)	(119)	(112)	221,927	224,456	—	224,456	21,599	(784)	(11)	20,804
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	(89)	238	1,048	1,197	—	—	(3)	—	(3)	1,194	36,273	37,467	—	—	—	—
Touchstone GMAB Moderate ETF (AnnuiChoice II ™) (April 27)*	837	(1,432)	(717)	(1,312)	25,425	—	564	—	25,989	24,677	—	24,677	2,216	—	52	2,268
Touchstone Moderate ETF (AnnuiChoice ™)	3,724	8,737	1,056	13,517	270,079	(16,130)	112,945	(637)	366,257	379,774	322,546	702,320	24,281	(1,510)	10,105	32,876
Touchstone Moderate ETF (AnnuiChoice II ™)	1,950	6,670	(7,981)	639	251,611	(1,651)	(16,239)	(207)	233,514	234,153	13,363	247,516	23,123	(166)	(1,660)	21,297
Touchstone Moderate ETF (GrandM aster flex3 ™) (April 27)*	24,386	17,528	(52,446)	(10,532)	175,998	(8,439)	3,613,164	(286)	3,780,437	3,769,905	—	3,769,905	17,534	(864)	363,239	379,909
Touchstone Moderate ETF (IQ Advisor Standard ™) (April 27)*	187	—	(324)	(137)	15,955	—	201	—	16,156	16,019	—	16,019	1,583	—	21	1,604
Touchstone Moderate ETF (Pinnacle Plus ™) (April 27)*	573	853	(1,202)	224	12,473	(1,486)	85,250	(29)	96,208	96,432	—	96,432	1,239	(152)	8,639	9,726
Touchstone Money Market (AnnuiChoice ™)	207,297	—	—	207,297	61,156	(1,010,719)	(809,475)	(31,802)	(1,790,840)	(1,583,543)	5,585,892	4,002,349	6,532	(98,221)	(72,551)	(164,240)
Touchstone Money Market (AnnuiChoice II ™)	10,740	—	—	10,740	516,459	(47,376)	(221,190)	(252)	247,641	258,381	140,704	399,085	50,051	(4,625)	(21,314)	24,112
Touchstone Money Market (GrandMaster flex3 ™)	85,230	—	—	85,230	833,201	(2,626,476)	2,998,140	(3,600)	1,201,265	1,286,495	1,877,744	3,164,239	79,287	(250,726)	286,169	114,730
Touchstone Money Market (IQ Annuity ™)	217,216	—	—	217,216	1,999,873	(3,185,628)	314,541	(17,999)	(889,213)	(671,997)	6,030,422	5,358,425	190,551	(305,135)	33,015	(81,569)
Touchstone Money Market (Pinnacle Plus ™)	23,477	—	—	23,477	475,290	(83,520)	753,134	(1,571)	1,143,333	1,166,810	329,835	1,496,645	45,215	(8,104)	71,775	108,886
Touchstone Money Market (IQ Advisor Standard ™)	33,155	—	—	33,155	1,286,435	(420,116)	76,350	—	942,669	975,824	266,643	1,242,467	117,542	(37,903)	6,881	86,520
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	5,248	131,687	(121,206)	15,729	23,126	(110,312)	(268,708)	(262)	(356,156)	(340,427)	1,228,407	887,980	1,635	(7,791)	(18,427)	(24,583)
Fidelity VIP Growth (IQ Annuity ™)	(5,582)	56,068	118,563	169,049	—	(91,919)	(97,847)	(449)	(190,215)	(21,166)	732,155	710,989	—	(9,244)	(8,742)	(17,986)

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
Fidelity VIP High Income (IQ Annuity ™)	$15,470	$19,351	$(18,069)	$16,752	$—	$(39,111)	$(352,104)	$(194)	$(391,409)	$(374,657)	$650,367	$275,710	—	(3,803)	(33,604)	(37,407)
Fidelity VIP II Asset Manager (IQ Annuity ™)	10,143	12,218	7,805	30,166	—	(44,399)	13,883	(104)	(30,620)	(454)	234,097	233,643	—	(3,847)	1,221	(2,626)
Fidelity VIP II Contrafund (IQ Annuity ™)	85,787	617,422	(404,603)	298,606	47,126	(264,677)	(150,169)	(791)	(368,511)	(69,905)	2,322,937	2,253,032	3,040	(16,507)	(11,548)	(25,015)
Fidelity VIP III Balanced (IQ Annuity ™)	6,502	4,493	147	11,142	—	(13,849)	(477)	(120)	(14,446)	(3,304)	157,611	154,307	—	(1,171)	(41)	(1,212)
Fidelity VIP III Growth & Income (IQ Annuity ™)	8,353	13,926	6,922	29,201	—	(31,056)	(12,735)	(169)	(43,960)	(14,759)	283,813	269,054	—	(2,572)	(1,050)	(3,622)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	(1,412)	30,243	(13,701)	15,130	63	(83,255)	38,307	(68)	(44,953)	(29,823)	104,298	74,475	7	(9,335)	3,933	(5,395)
Fidelity VIP III Mid Cap (Grandmaster ™)	(21,279)	1,232,056	(339,050)	871,727	9,665	(1,230,986)	(4,361,562)	(1,598)	(5,584,481)	(4,712,754)	8,460,718	3,747,964	292	(36,041)	(126,396)	(162,145)
Fidelity VIP III Mid Cap (IQ Annuity ™)	(10,828)	410,024	(152,046)	247,150	59,007	(331,742)	(424,126)	(445)	(697,306)	(450,156)	2,139,759	1,689,603	1,668	(9,390)	(11,954)	(19,676)
Fidelity VIP Overseas (IQ Annuity ™)	3,251	51,272	(30,977)	23,546	—	(36,219)	(58,707)	(116)	(95,042)	(71,496)	229,325	157,829	—	(2,427)	(4,074)	(6,501)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice ™)	20,108	27,027	3,224	50,359	—	(118,871)	36,091	(1,941)	(84,721)	(34,362)	463,214	428,852	—	(10,316)	2,564	(7,752)
Fidelity VIP Asset Manager (AnnuiChoice II ™) (May 3)*	29	—	42	71	—	—	1,220	—	1,220	1,291	—	1,291	—	—	108	108
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	11,819	19,214	10,095	41,128	32,335	(56,311)	(8,360)	(162)	(32,498)	8,630	288,558	297,188	2,782	(4,462)	(689)	(2,369)
Fidelity VIP Asset Manager (IQ3 ™)	18,163	21,961	14,923	55,047	38,429	(67,997)	(39,920)	(574)	(70,062)	(15,015)	457,268	442,253	3,242	(5,725)	(3,517)	(6,000)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	8,148	7,002	(5,870)	9,280	—	(52,488)	166,800	(308)	114,004	123,284	110,645	233,929	—	(4,462)	12,706	8,244
Fidelity VIP Balanced (AnnuiChoice ™)	75,217	108,334	(65,753)	117,798	6,956	(283,893)	188,971	(14,399)	(102,365)	15,433	1,590,175	1,605,608	584	(23,219)	14,460	(8,175)
Fidelity VIP Balanced (AnnuiChoice II ™)	562	16	(1,018)	(440)	45,060	—	7,488	(3)	52,545	52,105	370	52,475	3,923	—	658	4,581
Fidelity VIP Balanced (GrandMaster flex3 ™)	18,594	20,234	(7,233)	31,595	4,638	(17,299)	2,163	(246)	(10,744)	20,851	447,658	468,509	342	(1,251)	157	(752)
Fidelity VIP Balanced (Grandmaster ™) (April 27)*	14,596	616	(4,301)	10,911	29,411	(55,254)	1,672,619	(34)	1,646,742	1,657,653	—	1,657,653	2,289	(4,296)	130,543	128,536
Fidelity VIP Balanced (IQ3 ™)	31,409	25,111	(4,961)	51,559	37,457	(117,696)	188,674	(737)	107,698	159,257	738,924	898,181	2,922	(9,403)	14,814	8,333
Fidelity VIP Balanced (Pinnacle Plus ™)	4,150	4,597	(2,015)	6,732	47,399	(7,508)	29,903	(159)	69,635	76,367	71,126	147,493	3,745	(590)	2,302	5,457
Fidelity VIP Balanced (IQ Advisor Standard ™) (August 20)*	2,285	9	(1,408)	886	172,354	(201)	38	—	172,191	173,077	—	173,077	13,353	(15)	3	13,341
Fidelity VIP Contrafund (AnnuiChoice ™)	428,886	2,794,855	(1,980,572)	1,243,169	98,738	(936,874)	976,191	(42,014)	96,041	1,339,210	8,655,622	9,994,832	6,333	(62,093)	52,487	(3,273)
Fidelity VIP Contrafund (AnnuiChoice II ™)	25,952	111,298	(90,884)	46,366	332,637	(18,586)	140,020	(249)	453,822	500,188	83,087	583,275	29,017	(1,635)	11,790	39,172
Fidelity VIP Contrafund (GrandMaster flex3 ™)	289,365	2,208,964	(1,547,322)	951,007	342,338	(1,948,381)	(753,493)	(9,655)	(2,369,191)	(1,418,184)	8,810,159	7,391,975	21,365	(115,924)	(60,640)	(155,199)
Fidelity VIP Contrafund (IQ3 ™)	257,052	1,832,739	(1,109,741)	980,050	657,305	(1,149,441)	(714,267)	(6,323)	(1,212,726)	(232,676)	7,193,141	6,960,465	39,889	(70,033)	(45,727)	(75,871)
Fidelity VIP Contrafund (Pinnacle Plus ™)	79,294	600,756	(391,862)	288,188	374,475	(212,622)	(89,790)	(2,839)	69,224	357,412	1,848,497	2,205,909	22,491	(12,840)	(5,654)	3,997
Fidelity VIP Contrafund (IQ Advisor Standard ™)	8,035	45,058	(22,543)	30,550	—	—	(29,752)	—	(29,752)	798	176,951	177,749	—	—	(1,679)	(1,679)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™) (April 27)*	(1,207)	1,186	(25,543)	(25,564)	2,527	(17,871)	290,016	(928)	273,744	248,180	—	248,180	264	(1,861)	29,084	27,487
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™) (April 27)*	(20)	16	(425)	(429)	—	—	4,525	(16)	4,509	4,080	—	4,080	—	(2)	454	452
Fidelity VIP Disciplined Small Cap (GrandMaster ™) (April 27)*	(1,058)	(6,604)	(7,901)	(15,563)	—	(54,841)	172,154	(30)	117,283	101,720	—	101,720	—	(5,660)	16,953	11,293
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™) (April 27)*	(776)	(1,292)	(8,232)	(10,300)	4,944	(31,795)	123,231	(93)	96,287	85,987	—	85,987	488	(3,388)	12,460	9,560
Fidelity VIP Disciplined Small Cap (IQ Annuity ™) (April 27)*	(1,899)	1,248	(22,975)	(23,626)	1,003	(31,501)	298,205	(172)	267,535	243,909	—	243,909	105	(3,261)	30,254	27,098
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™) (April 27)*	(252)	115	(2,973)	(3,110)	—	—	31,647	(20)	31,627	28,517	—	28,517	—	(2)	3,175	3,173
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	5,257	19,430	(19,725)	4,962	—	(11,610)	(2,813)	(1,031)	(15,454)	(10,492)	139,978	129,486	—	(814)	(360)	(1,174)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	310	392	(694)	8	6,899	—	—	(3)	6,896	6,904	284	7,188	598	—	—	598
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	5,125	10,006	(14,420)	711	38,927	(21,591)	46,630	(205)	63,761	64,472	60,754	125,226	2,665	(1,399)	2,857	4,123
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	6,226	8,292	(16,195)	(1,677)	—	(26,665)	72,228	(19)	45,544	43,867	105,324	149,191	—	(1,815)	4,368	2,553
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	245	(367)	(438)	(560)	20,703	(1,710)	(25,632)	(12)	(6,651)	(7,211)	10,652	3,441	1,475	(125)	(1,896)	(546)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	4,135	7,525	(7,575)	4,085	—	(5,117)	19,815	(271)	14,427	18,512	93,837	112,349	—	(354)	1,290	936
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard ™)	1,515	1,937	(1,632)	1,820	—	—	199	—	199	2,019	29,817	31,836	—	—	15	15
Fidelity VIP Equity-Income (AnnuiChoice ™)	48,312	445,632	(488,527)	5,417	82,361	(266,534)	243,419	(21,317)	37,929	43,346	3,868,858	3,912,204	5,666	(20,546)	17,344	2,464
Fidelity VIP Equit-Income (AnnuiChoice II ™)	2,898	12,879	(16,521)	(744)	57,135	(63)	110,407	(3)	167,476	166,732	626	167,358	5,272	(6)	9,895	15,161
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	(903)	219,225	(186,410)	31,912	66,114	(782,331)	1,466	(3,814)	(718,565)	(686,653)	1,563,550	876,897	4,690	(54,160)	210	(49,260)
Fidelity VIP Equity-Income (IQ3 ™)	6,527	400,771	(378,162)	29,136	270,683	(544,209)	(1,398,669)	(3,432)	(1,675,627)	(1,646,491)	3,731,029	2,084,538	19,566	(40,073)	(103,603)	(124,110)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	3,984	44,914	(54,888)	(5,990)	19,517	(26,770)	147,102	(591)	139,258	133,268	391,471	524,739	1,211	(1,737)	9,433	8,907
Fidelity Freedom 2010 (AnnuiChoice ™) (April 27)*	2,066	527	(2,285)	308	—	(878)	67,873	(96)	66,899	67,207	—	67,207	—	(96)	6,647	6,551
Fidelity Freedom 2010 (AnnuiChoice II ™) (April 27)*	1,058	288	(1,130)	216	36	(263)	40,610	(8)	40,375	40,591	—	40,591	4	(28)	3,985	3,961
Fidelity Freedom 2010 (GrandMaster ™) (April 27)*	847	220	(1,297)	(230)	4,800	—	22,691	—	27,491	27,261	—	27,261	465	—	2,199	2,664
Fidelity Freedom 2010 (GrandmMaster flex3 ™) (April 27)*	1,101	(1,147)	(1,549)	(1,595)	26,749	—	15,082	—	41,831	40,236	—	40,236	2,575	—	1,362	3,937
Fidelity Freedom 2010 (IQ Annuity ™) (April 27)*	2,305	644	(3,490)	(541)	32,520	(61)	47,295	(30)	79,724	79,183	—	79,183	3,175	(9)	4,576	7,742
Fidelity Freedom 2010 (Pinnacle Plus ™) (April 27)*	731	200	(851)	80	—	—	24,787	(15)	24,772	24,852	—	24,852	—	(1)	2,435	2,434
Fidelity Freedom 2015 (AnnuiChoice II ™) (April 27)*	2,323	742	(2,769)	296	46,354	(263)	38,568	(58)	84,601	84,897	—	84,897	4,531	(32)	3,775	8,274
Fidelity Freedom 2015 (IQ Annuity ™) (April 27)*	2,324	693	(1,330)	1,687	—	—	72,046	—	72,046	73,733	—	73,733	—	—	7,201	7,201
Fidelity Freedom 2015 (Pinnacle Plus ™) (April 27)*	1,377	428	(1,806)	(1)	—	—	45,389	(15)	45,374	45,373	—	45,373	—	(1)	4,439	4,438
Fidelity Freedom 2020 (AnnuiChoice ™) (April 27)*	7,850	4,035	(9,965)	1,920	—	(8,243)	285,094	(1,168)	275,683	277,603	—	277,603	—	(896)	27,894	26,998

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (AnnuiChoice II ™) (April 27)*	$737	$228	$(882)	$83	$18,355	$—	$6,364	$(21)	$24,698	$24,781	$—	$24,781	1,792	(2)	623	2,413
Fidelity Freedom 2020 (Pinnacle Plus ™) (April 27)*	744	238	(926)	56	—	—	25,951	(15)	25,936	25,992	—	25,992	—	(1)	2,541	2,540
Fidelity Freedom 2025 (AnnuiChoice II ™) (April 27)*	1,897	586	(690)	1,793	67,662	—	—	—	67,662	69,455	—	69,455	6,760	—	—	6,760
Fidelity Freedom 2025 (Pinnacle Plus ™) (April 27)*	735	207	(877)	65	—	—	24,786	(15)	24,771	24,836	—	24,836	—	(1)	2,427	2,426
Fidelity Freedom 2030 (IQ Annuity ™) (April 27)*	27	11	(19)	19	1,000	—	—	—	1,000	1,019	—	1,019	99	—	—	99
Fidelity Freedom 2030 (Pinnacle Plus ™) (April 27)*	763	261	(969)	55	—	—	23,621	(15)	23,606	23,661	—	23,661	—	(1)	2,310	2,309
Fidelity VIP Growth & Income (AnnuiChoice ™)	36,360	49,401	26,938	112,699	1,512	(95,029)	189,171	(6,481)	89,173	201,872	1,109,864	1,311,736	174	(8,228)	14,636	6,582
Fidelity VIP Growth & Income (AnnuiChoice II ™) (April 27)*	90	15	803	908	25,735	(211)	14,778	—	40,302	41,210	—	41,210	2,228	(18)	1,258	3,468
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	10,916	49,871	(21,469)	39,318	23,389	(189,388)	72,727	(781)	(94,053)	(54,735)	413,512	358,777	1,720	(13,789)	5,254	(6,815)
Fidelity VIP Growth & Income (IQ3 ™)	26,142	79,822	(16,885)	89,079	74,766	(162,587)	6,777	(437)	(81,481)	7,598	856,923	864,521	6,311	(13,243)	639	(6,293)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	9,622	9,179	19,528	38,329	17,794	(2,420)	(2,678)	(166)	12,530	50,859	374,175	425,034	1,306	(188)	(163)	955
Fidelity VIP Growth (AnnuiChoice ™)	(9,142)	168,617	208,617	368,092	6,885	(169,931)	387,562	(11,607)	212,909	581,001	1,494,361	2,075,362	973	(19,864)	38,805	19,914
Fidelity VIP Growth (AnnuiChoice II ™)	(38)	12	1,191	1,165	388	—	577	(32)	933	2,098	3,881	5,979	36	(3)	52	85
Fidelity VIP Growth (GrandMaster ™) (April 27)*	(5,554)	75,573	43,546	113,565	66,219	(264,040)	968,519	(169)	770,529	884,094	—	884,094	6,236	(22,688)	91,949	75,497
Fidelity VIP Growth (GrandMaster flex3 ™)	(6,853)	104,747	25,608	123,502	25,898	(266,416)	388,674	(1,784)	146,372	269,874	688,292	958,166	2,250	(22,230)	27,435	7,455
Fidelity VIP Growth (IQ3 ™)	(12,572)	130,516	70,678	188,622	3,383	(234,365)	1,053,946	(1,007)	821,957	1,010,579	960,292	1,970,871	356	(23,895)	96,736	73,197
Fidelity VIP Growth (Pinnacle Plus ™)	(1,344)	3,807	19,191	21,654	3	(8,520)	90,369	(228)	81,624	103,278	80,630	183,908	—	(661)	6,180	5,519
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(1,613)	35,175	1,664	35,226	1,540	(91,807)	387,990	(1,494)	296,229	331,455	86,900	418,355	137	(7,485)	30,848	23,500
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(1,017)	2,657	7,994	9,634	12,971	(5,164)	35,928	(38)	43,697	53,331	37,892	91,223	926	(429)	2,617	3,114
Fidelity VIP Growth Opportunities (IQ3 ™)	(4,851)	21,572	(14,341)	2,380	3,351	(86,574)	934,408	(638)	850,547	852,927	102,534	955,461	308	(7,397)	73,526	66,437
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(1,928)	13,556	(4,492)	7,136	23,415	(1,979)	168,905	(183)	190,158	197,294	39,253	236,547	1,642	(152)	10,761	12,251
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™) (July 11)*	(257)	(1,066)	(2,123)	(3,446)	—	(1,017)	157,508	—	156,491	153,045	—	153,045	—	(70)	10,694	10,624
Fidelity VIP Growth (IQ Advisor Standard ™) (July 11)*	(142)	(551)	(1,344)	(2,037)	—	(1,024)	147,080	—	146,056	144,019	—	144,019	—	(74)	10,565	10,491
Fidelity VIP High Income (AnnuiChoice ™)	47,518	32,699	(47,036)	33,181	2,901	(166,782)	(479,676)	(4,808)	(648,365)	(615,184)	1,317,526	702,342	295	(13,506)	(36,865)	(50,076)
Fidelity VIP High Income (AnnuiChoice II ™) (April 27)*	204	—	(227)	(23)	2,750	—	(1)	—	2,749	2,726	—	2,726	256	—	—	256
Fidelity VIP High Income (GrandMaster flex3 ™)	51,512	53,807	(55,069)	50,250	59,777	(470,735)	(724,525)	(1,674)	(1,137,157)	(1,086,907)	1,984,542	897,635	4,367	(34,292)	(50,559)	(80,484)
Fidelity VIP High Income (IQ3 ™)	37,905	37,306	(33,390)	41,821	109,219	(307,383)	(740,596)	(1,074)	(939,834)	(898,013)	1,549,494	651,481	7,823	(22,280)	(51,935)	(66,392)
Fidelity VIP High Income (Pinnacle Plus ™)	13,213	(1,950)	(10,576)	687	13,188	(27,829)	84,640	(161)	69,838	70,525	117,360	187,885	1,022	(2,178)	6,622	5,466
Fidelity VIP High Income (IQ Advisor Standard ™)	1,068	(1,722)	388	(266)	18,502	(1,533)	(55,631)	—	(38,662)	(38,928)	56,292	17,364	1,495	(125)	(4,647)	(3,277)
Fidelity VIP Index 500 (AnnuiChoice ™)	40,356	155,660	(151,133)	44,883	—	(258,342)	1,286,371	(13,080)	1,014,949	1,059,832	1,383,364	2,443,196	—	(24,503)	115,574	91,071
Fidelity VIP Index 500 (IQ3 ™)	20,616	257,743	(259,055)	19,304	56,210	(387,953)	1,231,577	(5,433)	894,401	913,705	948,689	1,862,394	4,738	(33,619)	104,144	75,263
Fidelity VIP Index 500 (AnnuiChoice II ™) (April 27)*	1,869	208	(4,166)	(2,089)	43,122	(1,776)	121,774	(96)	163,024	160,935	—	160,935	4,323	(186)	12,183	16,320
Fidelity VIP Index 500 (Grandmaster ™) (April 27)*	17,503	1,726	(45,608)	(26,379)	5,719	(98,058)	2,293,720	(168)	2,201,213	2,174,834	—	2,174,834	566	(9,860)	230,144	220,850
Fidelity VIP Index 500 (Grandmaster flex3 ™) (April 27)*	4,471	4,401	(19,114)	(10,242)	7,811	(323,008)	1,096,110	(1,516)	779,397	769,155	—	769,155	821	(32,194)	109,587	78,214
Fidelity VIP Index 500 (IQ Advisor Standard ™) (April 27)*	3,784	7	(7,348)	(3,557)	98,179	(300)	164,759	—	262,638	259,081	—	259,081	9,726	(30)	16,478	26,174
Fidelity VIP Index 500 (Pinnacle Plus ™)	3,604	1,243	(10,195)	(5,348)	400	(3,856)	424,872	(214)	421,202	415,854	23,112	438,966	28	(276)	28,919	28,671
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	178,341	(66,655)	53,281	164,967	6,254	(619,305)	413,318	(40,644)	(240,377)	(75,410)	5,749,477	5,674,067	674	(50,899)	31,414	(18,811)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™) (April 27)*	(64)	(596)	7,506	6,846	302,483	(12,840)	121,475	—	411,118	417,964	—	417,964	29,517	(1,259)	11,743	40,001
Fidelity VIP Investment Grade Bond (GrandMaster ™) (April 27)*	(7,577)	9,014	28,397	29,834	23,171	(148,652)	1,373,250	(74)	1,247,695	1,277,529	—	1,277,529	2,317	(14,884)	138,527	125,960
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	17,428	2,704	26,513	46,645	146,534	(377,508)	1,189,340	(1,360)	957,006	1,003,651	936,454	1,940,105	13,814	(35,173)	111,571	90,212
Fidelity VIP Investment Grade Bond (IQ3 ™)	113,127	(32,201)	27,537	108,463	211,879	(566,082)	245,646	(4,645)	(113,202)	(4,739)	4,351,994	4,347,255	17,092	(46,065)	19,761	(9,212)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	14,035	(5,924)	7,666	15,777	39,479	(86,461)	139,550	(646)	91,922	107,699	596,793	704,492	3,750	(8,209)	13,164	8,705
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	2,949	(1,354)	2,486	4,081	186,854	(1,716)	(64,831)	—	120,307	124,388	64,537	188,925	17,116	(158)	(5,949)	11,009
Fidelity VIP Mid Cap (AnnuiChoice ™)	(25,418)	1,324,062	(427,252)	871,392	26,634	(961,440)	(474,156)	(41,906)	(1,450,868)	(579,476)	6,734,219	6,154,743	1,371	(45,370)	(23,306)	(67,305)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	(1,402)	10,816	12,894	22,308	198,688	(48,778)	90,134	(281)	239,763	262,071	71,871	333,942	17,394	(4,147)	7,821	21,068
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(35,623)	642,682	(107,352)	499,707	90,224	(1,098,884)	(903,572)	(7,849)	(1,920,081)	(1,420,374)	4,695,336	3,274,962	4,947	(57,357)	(47,252)	(99,662)
Fidelity VIP Mid Cap (Grandmaster ™)	(24,111)	27,253	168,067	171,209	2,938	(393,594)	3,898,649	(637)	3,507,356	3,678,565	26,086	3,704,651	162	(21,942)	226,089	204,309
Fidelity VIP Mid Cap (IQ Annuity ™)	(31,531)	432,003	57,539	458,011	288,796	(872,336)	(779,337)	(5,506)	(1,368,383)	(910,372)	4,219,036	3,308,664	13,560	(41,586)	(37,787)	(65,813)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(12,962)	194,745	(38,965)	142,818	98,144	(166,862)	199,350	(2,279)	128,353	271,171	1,234,212	1,505,383	4,748	(8,268)	8,382	4,862
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	(27)	1,169	601	1,743	—	—	2	—	2	1,745	12,101	13,846	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	(14)	10,232	(5,156)	5,062	—	(721)	(14,807)	—	(15,528)	(10,466)	75,910	65,444	—	(40)	(1,128)	(1,168)
Fidelity VIP Overseas (AnnuiChoice ™)	41,699	185,787	(9,666)	217,820	5,375	(195,822)	1,850,036	(11,295)	1,648,294	1,866,114	1,066,921	2,933,035	455	(14,414)	124,670	110,711
Fidelity VIP Overseas (AnnuiChoice II ™)	1,425	3,899	3,578	8,902	49,415	(15,527)	63,527	(134)	97,281	106,183	22,525	128,708	4,120	(1,195)	5,201	8,126
Fidelity VIP Overseas (GrandMaster ™) (April 27)*	11,505	25,601	25,673	62,779	13,105	(181,513)	1,637,996	(222)	1,469,366	1,532,145	—	1,532,145	1,238	(17,543)	161,214	144,909
Fidelity VIP Overseas (GrandMaster flex3 ™)	12,147	222,506	(90,541)	144,112	79,398	(283,764)	627,193	(4,239)	418,588	562,700	748,119	1,310,819	5,055	(17,557)	38,486	25,984
Fidelity VIP Overseas (IQ3 ™)	25,689	136,408	(14,571)	147,526	139,054	(410,617)	1,959,974	(1,879)	1,686,532	1,834,058	821,484	2,655,542	9,559	(27,777)	128,062	109,844

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus ™)	$8,298	$57,285	$4,237	$69,820	$35,707	$(21,098)	$810,053	$(1,383)	$823,279	$893,099	$261,271	$1,154,370	1,787	(1,109)	39,417	40,095
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	437	1,374	1,227	3,038	—	—	(5)	—	(5)	3,033	18,868	21,901	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	8,614	39,476	(24,756)	23,334	176,354	(3,554)	196,749	—	369,549	392,883	140,363	533,246	10,234	(207)	10,997	21,024
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	27,998	5,789	(12,592)	21,195	259	(15,260)	(25,140)	(2,051)	(42,192)	(20,997)	419,621	398,624	18	(981)	(1,461)	(2,424)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	2,583	734	(1,371)	1,946	14,989	(14,878)	(966)	(46)	(901)	1,045	22,633	23,678	1,413	(1,339)	(88)	(14)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	42,665	30,838	(48,827)	24,676	2,413	(110,617)	(342,769)	(229)	(451,202)	(426,526)	656,674	230,148	145	(6,502)	(19,813)	(26,170)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	27,223	24,268	(30,725)	20,766	9,712	(41,877)	(137,715)	(1,298)	(171,178)	(150,412)	434,905	284,493	579	(2,495)	(7,802)	(9,718)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	25,662	590,541	(960,803)	(344,600)	2,869	(446,339)	(647,285)	(13,187)	(1,103,942)	(1,448,542)	2,818,009	1,369,467	132	(17,391)	(25,928)	(43,187)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	2,151	6,664	(45,508)	(36,693)	152,675	(17,036)	(31,424)	(232)	103,983	67,290	45,037	112,327	12,816	(1,651)	(3,060)	8,105
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	14,245	400,023	(722,010)	(307,742)	32,395	(851,674)	(618,449)	(2,312)	(1,440,040)	(1,747,782)	2,589,758	841,976	1,180	(33,789)	(26,730)	(59,339)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	10,516	492,013	(794,194)	(291,665)	145,978	(365,122)	(716,470)	(3,007)	(938,621)	(1,230,286)	2,252,291	1,022,005	5,425	(14,085)	(30,364)	(39,024)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	11,852	211,590	(4,029)	219,413	42,330	(333,042)	526,568	(3,521)	232,335	451,748	1,696,743	2,148,491	2,145	(16,668)	24,579	10,056
Franklin Growth and Income Securities (AnnuiChoice ™)	128,364	369,056	(986,805)	(489,385)	32,198	(495,896)	4,317,473	(28,075)	3,825,700	3,336,315	1,636,040	4,972,355	2,116	(33,433)	265,527	234,210
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,148	4,375	(14,986)	(8,463)	4,809	(19,254)	82,038	(183)	67,410	58,947	24,152	83,099	449	(1,778)	7,150	5,821
Franklin Growth and Income Securities (GrandMaster flex3 ™)	47,662	132,814	(390,561)	(210,085)	27,150	(894,701)	2,204,613	(2,736)	1,334,326	1,124,241	697,682	1,821,923	1,786	(58,298)	138,400	81,888
Franklin Growth and Income Securities (Grandmaster ™)	42,482	125,230	(338,019)	(170,307)	3,479	(472,335)	1,554,720	(316)	1,085,548	915,241	645,545	1,560,786	223	(31,170)	97,136	66,189
Franklin Growth and Income Securities (IQ Annuity ™)	89,658	195,779	(709,552)	(424,115)	35,960	(431,803)	4,015,720	(4,128)	3,615,749	3,191,634	956,370	4,148,004	2,309	(28,984)	254,168	227,493
Franklin Growth and Income Securities (Pinnacle Plus ™)	22,888	66,172	(225,540)	(136,480)	126,194	(59,504)	805,655	(1,362)	870,983	734,503	395,612	1,130,115	8,289	(4,085)	51,113	55,317
Franklin Growth and Income Securities (IQ Advisor Standard ™) (June 1)*	96	171	(774)	(507)	4,000	(34)	—	—	3,966	3,459	—	3,459	281	(2)	—	279
Franklin Income Securities (AnnuiChoice ™)	213,050	683,588	(697,453)	199,185	58,690	(1,144,611)	7,378	(47,991)	(1,126,534)	(927,349)	8,052,189	7,124,840	3,580	(68,444)	(1,679)	(66,543)
Franklin Income Securities (AnnuiChoice II ™)	4,293	6,137	(11,143)	(713)	588,932	(182,644)	22,602	(650)	428,240	427,527	215,864	643,391	53,302	(16,690)	2,051	38,663
Franklin Income Securities (GrandMaster flex3 ™)	140,263	253,499	(263,167)	130,595	579,221	(1,103,608)	576,924	(3,681)	48,856	179,451	6,444,256	6,623,707	34,222	(65,692)	33,945	2,475
Franklin Income Securities (Grandmaster ™)	155,031	208,969	(188,615)	175,385	68,997	(1,352,261)	501,181	(1,787)	(783,870)	(608,485)	6,754,540	6,146,055	4,015	(79,482)	30,124	(45,343)
Franklin Income Securities (IQ Annuity ™)	157,354	501,869	(510,408)	148,815	1,554,553	(1,558,482)	482,985	(7,981)	471,075	619,890	7,278,782	7,898,672	90,975	(92,829)	28,969	27,115
Franklin Income Securities (Pinnacle Plus ™)	72,261	158,892	(197,039)	34,114	300,513	(172,929)	(2,250)	(4,390)	120,944	155,058	2,626,569	2,781,627	20,147	(11,813)	(1,456)	6,878
Franklin Income Securities (IQ Advisor Enhanced ™)	298	60	(53)	305	—	—	2	—	2	307	10,425	10,732	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™) (June 1)*	125	13	(289)	(151)	4,000	(34)	200	—	4,166	4,015	—	4,015	282	(2)	15	295
Franklin Large Cap Growth Securities (AnnuiChoice ™)	(1,181)	57,715	(37,918)	18,616	1,366	(19,898)	24,268	(1,750)	3,986	22,602	353,178	375,780	97	(1,469)	1,668	296
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	(50)	61	191	202	4,000	—	37,526	(37)	41,489	41,691	2,596	44,287	370	(3)	3,293	3,660
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(4,561)	56,862	(38,753)	13,548	20,371	(65,789)	32,849	(403)	(12,972)	576	378,915	379,491	1,485	(4,592)	1,937	(1,170)
Franklin Large Cap Growth Securities (Grandmaster ™)	(553)	8,927	(4,482)	3,892	400	(11,637)	(20,916)	(38)	(32,191)	(28,299)	92,255	63,956	28	(768)	(1,519)	(2,259)
Franklin Large Cap Growth Securities (IQ Annuity ™)	(2,707)	31,490	(35,765)	(6,982)	81,277	(80,444)	439,258	(902)	439,189	432,207	229,626	661,833	5,465	(5,482)	29,269	29,252
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(2,624)	12,097	111	9,584	5,796	(48,121)	33,892	(409)	(8,842)	742	264,829	265,571	444	(3,763)	2,475	(844)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™) (April 27)*	13	(261)	(2,835)	(3,083)	—	(1,830)	66,635	—	64,805	61,722	—	61,722	—	(144)	5,145	5,001
Franklin Mutual Shares Securities (AnnuiChoice ™)	42,352	849,748	(829,730)	62,370	14,835	(601,794)	602,325	(27,643)	(12,277)	50,093	4,367,303	4,417,396	1,000	(34,287)	30,118	(3,169)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	931	4,741	(5,791)	(119)	269,053	(45,262)	59,812	(262)	283,341	283,222	40,698	323,920	24,316	(4,046)	5,282	25,552
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	19,330	447,014	(387,937)	78,407	480,472	(814,508)	601,875	(1,873)	265,966	344,373	4,147,510	4,491,883	27,321	(46,364)	34,445	15,402
Franklin Mutual Shares Securities (IQ Annuity ™)	28,243	448,950	(456,007)	21,186	495,063	(748,323)	268,137	(2,648)	12,229	33,415	2,846,256	2,879,671	27,464	(42,549)	13,781	(1,304)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	11,323	238,373	(224,886)	24,810	159,224	(62,293)	144,944	(5,105)	236,770	261,580	1,743,088	2,004,668	9,805	(4,072)	8,807	14,540
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	2,583	12,652	(11,243)	3,992	344,707	(2,548)	(44,387)	—	297,772	301,764	129,746	431,510	23,330	(168)	(2,976)	20,186
Franklin Mutual Shares Securities(Grandmaster ™)	13,817	345,739	(356,970)	2,586	32,455	(654,331)	3,374,629	(479)	2,752,274	2,754,860	2,593,042	5,347,902	1,790	(36,626)	189,138	154,302
Franklin Small Cap Value Securities (Annuichoice ™) (April 27)*	(58)	(3)	(971)	(1,032)	—	—	24,207	(34)	24,173	23,141	—	23,141	—	(4)	2,603	2,599
Franklin Small Cap Value Securities (Annuichoice II ™) (April 27)*	(69)	(15)	(977)	(1,061)	—	(255)	32,785	—	32,530	31,469	—	31,469	—	(28)	3,566	3,538
Franklin Small Cap Value Securities (Grandmaster ™) (April 27)*	244	(1,631)	(501)	(1,888)	9	(74)	10,525	(3)	10,457	8,569	—	8,569	1	(8)	972	965
Franklin Small Cap Value Securities (Grandmaster flex3 ™) (April 27)*	(21)	(1)	(375)	(397)	5,183	—	—	—	5,183	4,786	—	4,786	540	—	—	540
Franklin Small Cap Value Securities (IQ Annuuity ™) (April 27)*	(495)	(33,746)	(20)	(34,261)	—	(311)	35,196	—	34,885	624	—	624	—	(33)	103	70
Franklin Small Cap Value Securities (Pinnacle Plus ™) (April 27)*	(38)	(2)	(516)	(556)	9,127	—	3,313	(3)	12,437	11,881	—	11,881	983	—	358	1,341
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	9,189	306,983	(95,473)	220,699	74,487	(245,782)	704,448	(1,861)	531,292	751,991	1,686,262	2,438,253	3,829	(12,459)	32,813	24,183
Templeton Foriegn Securities Fund (Grandmaster ™)	2,151	92,838	(39,834)	55,155	10,305	(78,984)	197,531	(160)	128,692	183,847	559,591	743,438	490	(3,945)	8,325	4,870
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	2,918	72,430	(22,578)	52,770	106,375	(61,919)	(2,810)	(836)	40,810	93,580	355,559	449,139	5,680	(3,447)	28	2,261
Templeton Foreign Securities Fund (AnnuiChoice ™)	22,996	192,636	51,237	266,869	55,848	(86,363)	469,285	(11,541)	427,229	694,098	1,809,154	2,503,252	2,669	(4,632)	21,596	19,633
Templeton Foreign Securities Fund (AnnuiChoice II ™)	794	6,558	6,332	13,684	87,385	(18,133)	24,290	(154)	93,388	107,072	55,750	162,822	7,358	(1,445)	2,015	7,928
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,412	3,990	1,734	8,136	37,005	(2,584)	(4,640)	—	29,781	37,917	65,979	103,896	2,244	(154)	(478)	1,612
Templeton Growth Securities (AnnuiChoice ™)	21,508	453,568	(445,468)	29,608	2,934	(637,664)	(1,326,040)	(21,103)	(1,981,873)	(1,952,265)	3,635,751	1,683,486	265	(34,246)	(71,904)	(105,885)

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice II ™)	$156	$3,627	$(2,070)	$1,713	$230,903	$(24,655)	$(1)	$(222)	$206,025	$207,738	$20,157	$227,895	20,818	(2,206)	—	18,612
Templeton Growth Securities (GrandMaster flex3 ™)	1,229	404,334	(377,607)	27,956	248,518	(529,052)	(261,002)	(1,628)	(543,164)	(515,208)	2,793,410	2,278,202	13,480	(28,619)	(14,047)	(29,186)
Templeton Growth Securities (Grandmaster ™)	17,549	340,021	(272,367)	85,203	42,001	(693,649)	(2,987,170)	(1,216)	(3,640,034)	(3,554,831)	4,705,736	1,150,905	2,219	(36,907)	(159,274)	(193,962)
Templeton Growth Securities (IQ Annuity ™)	10,356	378,098	(400,388)	(11,934)	266,013	(382,589)	(427,509)	(2,016)	(546,101)	(558,035)	2,491,549	1,933,514	14,105	(20,553)	(24,926)	(31,374)
Templeton Growth Securities (Pinnacle Plus ™)	359	133,090	(129,456)	3,993	104,053	(69,801)	(156,857)	(2,129)	(124,734)	(120,741)	1,108,258	987,517	6,098	(4,144)	(9,471)	(7,517)
Van Kampen LIT Comstock (AnnuiChoice ™)	8,116	78,072	(110,382)	(24,194)	5,907	(52,216)	(205,783)	(4,938)	(257,030)	(281,224)	1,153,001	871,777	361	(3,331)	(11,879)	(14,849)
Van Kampen LIT Comstock (AnnuiChoice II ™)	94	771	(3,085)	(2,220)	36,783	—	15,323	(58)	52,048	49,828	4,121	53,949	3,434	(5)	1,357	4,786
Van Kampen LIT Comstock (GrandMaster flex3 ™)	3,122	108,995	(132,394)	(20,277)	2,613	(347,680)	(96,334)	(420)	(441,821)	(462,098)	1,115,819	653,721	164	(20,767)	(5,724)	(26,327)
Van Kampen LIT Comstock (Grandmaster ™)	2,341	30,649	(38,532)	(5,542)	—	(148,109)	(20,237)	(53)	(168,399)	(173,941)	427,494	253,553	—	(8,717)	(1,127)	(9,844)
Van Kampen LIT Comstock (IQ Annuity ™)	4,371	113,813	(150,922)	(32,738)	16,269	(151,789)	(193,347)	(980)	(329,847)	(362,585)	1,458,526	1,095,941	977	(9,042)	(11,175)	(19,240)
Van Kampen LIT Comstock (Pinnacle Plus ™)	140	20,737	(33,520)	(12,643)	43,150	(38,072)	(12,406)	(862)	(8,190)	(20,833)	330,160	309,327	2,869	(2,479)	(919)	(529)
Van Kampen LIT Strategic Growth (AnnuiChoice ™)	(710)	12,666	(1,413)	10,543	300	(9,069)	94,259	(469)	85,021	95,564	34,248	129,812	20	(619)	6,305	5,706
Van Kampen LIT Strategic Growth (AnnuiChoice II ™)	(89)	12	1,163	1,086	—	—	1,002	(46)	956	2,042	6,760	8,802	—	(4)	85	81
Van Kampen LIT Strategic Growth (GrandMaster flex3 ™)	(1,269)	1,718	11,221	11,670	—	—	(7,559)	(4)	(7,563)	4,107	91,837	95,944	—	—	(618)	(618)
Van Kampen LIT Strategic Growth (Grandmaster ™)	(202)	729	1,637	2,164	—	(4,728)	(7,181)	(5)	(11,914)	(9,750)	20,329	10,579	—	(312)	(512)	(824)
Van Kampen LIT Strategic Growth (IQ Annuity ™)	(620)	2,486	2,294	4,160	63,555	(1,865)	(1,097)	(14)	60,579	64,739	4,413	69,152	4,263	(124)	5	4,144
Van Kampen LIT Strategic Growth (Pinnacle Plus ™)	(414)	862	(2,030)	(1,582)	—	(748)	13,444	(33)	12,663	11,081	16,658	27,739	—	(64)	698	634
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™) (April 27)*	1,234	450	(328)	1,356	1,732	(7,796)	133,461	(123)	127,274	128,630	—	128,630	175	(787)	13,223	12,611
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™) (April 27)*	27	(105)	234	156	19,114	(3,629)	34,546	—	50,031	50,187	—	50,187	1,896	(371)	3,401	4,926
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	13,945	6,742	(7,350)	13,337	718	(25,797)	57,016	(27)	31,910	45,247	278,725	323,972	42	(1,537)	3,328	1,833
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™) (April 27)*	9,618	(1,674)	(1,324)	6,620	17,347	(1,988)	531,716	(51)	547,024	553,644	—	553,644	1,763	(201)	52,926	54,488
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	16,968	6,055	(10,283)	12,740	8,892	(77,940)	379,729	(712)	309,969	322,709	103,578	426,287	535	(4,684)	22,761	18,612
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	7,712	4,966	(5,621)	7,057	11,025	(3,658)	72,260	(207)	79,420	86,477	135,495	221,972	753	(265)	4,902	5,390
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™) (January 3)*	1,593	330	(1,165)	758	18,502	(904)	1,493	—	19,091	19,849	—	19,849	1,389	(67)	115	1,437
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(2,525)	302,090	92,047	391,612	6,515	(132,696)	604,549	(10,892)	467,476	859,088	981,685	1,840,773	192	(3,745)	14,375	10,822
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(87)	3,891	4,486	8,290	31,443	(5,577)	1,783	(21)	27,628	35,918	5,455	41,373	2,316	(389)	104	2,031
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(7,419)	209,954	130,732	333,267	39,078	(198,947)	242,889	(4,039)	78,981	412,248	942,438	1,354,686	1,143	(5,607)	5,669	1,205
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(2,007)	105,894	32,483	136,370	335	(46,815)	117,902	(93)	71,329	207,699	402,846	610,545	9	(1,218)	2,422	1,213
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(11,249)	280,964	108,969	378,684	179,246	(530,008)	1,744,328	(3,597)	1,389,969	1,768,653	1,093,850	2,862,503	5,189	(14,896)	41,083	31,376
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(4,205)	169,578	(7,053)	158,320	91,067	(8,996)	158,814	(490)	240,395	398,715	325,638	724,353	3,273	(299)	4,382	7,356
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	(95)	6,447	320	6,672	—	(861)	105,525	—	104,664	111,336	20,085	131,421	—	(28)	3,442	3,414
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™) (April 27)*	2,283	(3,231)	(68,009)	(68,957)	31,588	(9,911)	469,273	(687)	490,263	421,306	—	421,306	3,625	(1,205)	52,152	54,572
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™) (April 27)*	518	1,371	(11,808)	(9,919)	38,899	(1,398)	31,335	(33)	68,803	58,884	—	58,884	4,323	(175)	3,487	7,635
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	2,672	162,214	(310,699)	(145,813)	223,443	(110,144)	(85,663)	(994)	26,642	(119,171)	722,608	603,437	8,878	(4,413)	(3,660)	805
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	6,759	195,850	(379,102)	(176,493)	516	(197,252)	(153,524)	(330)	(350,590)	(527,083)	1,094,862	567,779	20	(7,626)	(6,784)	(14,390)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™) (April 27)*	1,767	3,937	(114,216)	(108,512)	36,771	(22,344)	587,686	(45)	602,068	493,556	—	493,556	4,195	(2,694)	62,674	64,175
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	5,928	202,273	(355,970)	(147,769)	186,676	(142,770)	(250,435)	(413)	(206,942)	(354,711)	836,962	482,251	6,724	(5,232)	(10,376)	(8,884)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	2,169	20,057	(46,108)	(23,882)	258,530	(517)	(86,743)	—	171,270	147,388	175,533	322,921	14,380	(27)	(4,167)	10,186
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	846	89,793	(110,665)	(20,026)	1,473	(24,546)	(124,920)	(5,155)	(153,148)	(173,174)	942,804	769,630	111	(1,901)	(7,795)	(9,585)
DWS Small Cap Index (AnnuiChoice II ™)	(7)	640	(365)	268	21,745	—	554	(28)	22,271	22,539	3,565	26,104	2,099	(3)	53	2,149
DWS Small Cap Index (GrandMaster flex3 ™)	(662)	56,165	(58,914)	(3,411)	—	(132,910)	(23,753)	(599)	(157,262)	(160,673)	335,111	174,438	10	(8,733)	(1,576)	(10,299)
DWS Small Cap Index (Grandmaster ™)	(438)	12,684	(18,360)	(6,114)	—	(6,499)	56,195	(14)	49,682	43,568	100,593	144,161	—	(482)	4,036	3,554
DWS Small Cap Index (IQ3 ™)	(3,039)	86,402	(73,497)	9,866	65,118	(108,146)	(76,944)	(1,954)	(121,926)	(112,060)	646,075	534,015	4,173	(7,328)	(2,986)	(6,141)
DWS Small Cap Index (Pinnacle Plus ™)	(1,260)	17,189	(22,557)	(6,628)	6,175	(19,712)	40,051	(188)	26,326	19,698	168,242	187,940	380	(1,230)	2,574	1,724

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

Of

Integrity Life Insurance Company

Statements of Charges in Net Assets

For the Year Ended December 31, 2006

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$2,025	$5,641	$27,542	$35,208	$129,257	$(4,006)	$23,162	$(1,234)	$147,179	$182,387	$176,148	$358,535	11,797	(471)	2,098	13,424
Touchstone Aggressive ETF (GrandMaster flex3™)	(5,614)	111,106	137,815	243,307	281,014	(117,555)	(1,006,477)	(441)	(843,459)	(600,152)	2,574,546	1,974,394	26,159	(10,674)	(91,877)	(76,392)
Touchstone Aggressive ETF (Grandmaster™)	72	8,857	33,043	41,972	—	(65,030)	11,848	(49)	(53,231)	(11,259)	372,707	361,448	—	(5,810)	1,097	(4,713)
Touchstone Aggressive ETF (IQ Annuity™)	(1,867)	147,766	296,254	442,153	434,005	(436,804)	(63,346)	(2,628)	(68,773)	373,380	3,513,900	3,887,280	39,806	(39,456)	(4,066)	(3,716)
Touchstone Aggressive ETF (Pinnacle Plus™)	(39)	138	9,916	10,015	2,783	—	16,307	(324)	18,766	28,781	77,646	106,427	260	(29)	1,444	1,675
Touchstone Aggressive ETF (IQ Advisor Enhanced™)	28	4	460	492	—	—	(1)	—	(1)	491	3,898	4,389	—	—	—	—
Touchstone Aggressive ETF (IQ Advisor Standard™)	129	1,204	1,046	2,379	—	(8,092)	—	(30)	(8,122)	(5,743)	24,875	19,132	—	(703)	—	(703)
Touchstone Balanced (AnnuiChoice™)	15,603	279,120	(100,610)	194,113	78,685	(271,797)	15,949	(12,947)	(190,110)	4,003	2,072,591	2,076,594	6,124	(21,862)	1,309	(14,429)
Touchstone Balanced (GrandMaster flex3™)	4,797	162,142	(55,963)	110,976	260,664	(522,251)	394,809	(1,673)	131,549	242,525	1,127,044	1,369,569	21,060	(42,049)	31,307	10,318
Touchstone Balanced (Grandmaster™)	2,718	37,925	(8,228)	32,415	—	(77,537)	277,073	(56)	199,480	231,895	199,570	431,465	—	(6,552)	23,667	17,115
Touchstone Balanced (IQ Annuity™)	4,249	194,976	(76,936)	122,289	143,269	(346,385)	(44,395)	(1,337)	(248,848)	(126,559)	1,486,478	1,359,919	11,163	(27,321)	(3,387)	(19,545)
Touchstone Balanced (Pinnacle Plus™)	2,209	48,978	(17,582)	33,605	6,815	(5,039)	246,745	(1,080)	247,441	281,046	243,515	524,561	545	(478)	19,121	19,188
Touchstone Baron Small Cap (AnnuiChoice™)	(22,936)	442,048	(13,135)	405,977	69,306	(402,324)	(74,252)	(11,721)	(418,991)	(13,014)	2,411,235	2,398,221	4,332	(24,588)	(3,440)	(23,696)
Touchstone Baron Small Cap (AnnuiChoice II™) (September 1)*	(17)	378	(180)	181	12,795	(7)	628	—	13,416	13,597	—	13,597	1,149	(1)	56	1,204
Touchstone Baron Small Cap (GrandMaster flex3™)	(20,807)	128,186	100,679	208,058	92,982	(140,907)	168,095	(1,548)	118,622	326,680	1,149,435	1,476,115	6,278	(9,380)	11,551	8,449
Touchstone Baron Small Cap (Grandmaster™)	(5,739)	47,191	14,989	56,441	9,827	(94,054)	(8,444)	(58)	(92,729)	(36,288)	422,898	386,610	739	(6,798)	(1,252)	(7,311)
Touchstone Baron Small Cap (IQ Annuity™)	(52,224)	380,598	220,551	548,925	136,771	(713,388)	(61,528)	(1,109)	(639,254)	(90,329)	3,517,442	3,427,113	8,626	(43,086)	(3,834)	(38,294)
Touchstone Baron Small Cap (Pinnacle Plus™)	(7,054)	51,501	8,293	52,740	61,914	(13,054)	(5,697)	(925)	42,238	94,978	390,856	485,834	3,928	(888)	(1,209)	1,831
Touchstone Baron Small Cap (IQ Advisor Enhanced™)’’	(43)	176	727	860	—	—	1	—	1	861	4,971	5,832	—	—	—	—
Touchstone Baron Small Cap (IQ Advisor Standard™)	(752)	14,652	9,033	22,933	29,651	(319)	27,477	—	56,809	79,742	95,136	174,878	2,141	(22)	1,932	4,051
Touchstone Conservative ETF (AnnuiChoice™)	(907)	12,986	55,133	67,212	14,918	(98,847)	266,769	(1,034)	181,806	249,018	727,289	976,307	1,413	(9,020)	25,358	17,751
Touchstone Conservative ETF (GrandMaster flex3™)	1,059	5,523	62,313	68,895	197,160	(31,940)	1,274,984	(418)	1,439,786	1,508,681	571,845	2,080,526	18,960	(3,059)	117,859	133,760
Touchstone Conservative ETF (Grandmaster™)	537	13,415	25,471	39,423	—	(388,270)	942,789	(10)	554,509	593,932	216,332	810,264	—	(36,778)	89,221	52,443
Touchstone Conservative ETF (IQ Annuity™)	(5,506)	22,576	36,326	53,396	303,806	(248,726)	9,240	(1,775)	62,545	115,941	822,693	938,634	28,692	(23,529)	440	5,603
Touchstone Conservative ETF (Pinnacle Plus™)	(197)	66	2,127	1,996	—	(1,599)	13,449	(7)	11,843	13,839	24,229	38,068	—	(154)	1,275	1,121
Touchstone Conservative ETF (IQ Advisor Standard™)	272	61	8,208	8,541	—	—	(1)	—	(1)	8,540	113,865	122,405	—	—	—	—
Touchstone Core Bond (AnnuiChoice™)	54,595	(4,816)	1,932	51,711	15,523	(305,485)	19,571	(13,200)	(283,591)	(231,880)	1,940,153	1,708,273	1,607	(27,345)	1,666	(24,072)
Touchstone Core Bond (AnnuiChoice II™) (September 1)*	826	—	(696)	130	20,000	—	4	—	20,004	20,134	—	20,134	1,982	—	—	1,982
Touchstone Core Bond (GrandMaster flex3™)	14,280	(1,300)	658	13,638	39,281	(253,539)	81,681	(3,118)	(135,695)	(122,057)	708,016	585,959	4,090	(24,164)	7,569	(12,505)
Touchstone Core Bond (Grandmaster™)	2,664	(23)	(604)	2,037	—	(14,520)	26,922	(13)	12,389	14,426	73,785	88,211	—	(1,419)	2,597	1,178
Touchstone Core Bond (IQ Annuity™)	15,471	15,761	(1,805)	29,427	11,078	(299,950)	(35,494)	(957)	(325,323)	(295,896)	970,644	674,748	1,018	(26,535)	(2,128)	(27,645)
Touchstone Core Bond (Pinnacle Plus™)	10,379	3,301	(2,842)	10,838	135,370	(14,449)	(16,727)	(981)	103,213	114,051	269,002	383,053	13,349	(1,524)	(1,427)	10,398
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(1,117)	39,004	71,918	109,805	172	(98,960)	12,688	(4,056)	(90,156)	19,649	784,048	803,697	108	(11,769)	994	(10,667)
Touchstone Eagle Capital Appreciation (AnnuiChoice II™) (September 1)*	257	1	699	957	40,000	—	(2)	—	39,998	40,955	—	40,955	3,771	—	—	3,771
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(2,260)	18,073	27,238	43,051	11,133	(28,443)	(16,295)	(1,525)	(35,130)	7,921	311,708	319,629	1,007	(2,555)	(1,504)	(3,052)
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(2,376)	25,393	21,940	44,957	—	(50,576)	(84,098)	(135)	(134,809)	(89,852)	373,242	283,390	—	(5,885)	(9,538)	(15,423)
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	(1,039)	6,701	9,495	15,157	—	(33,822)	84	(140)	(33,878)	(18,721)	117,395	98,674	—	(2,562)	6	(2,556)
Touchstone Mid Cap Growth (AnnuiChoice™)	(30,306)	238,165	219,740	427,599	359,166	(223,117)	(52,989)	(12,867)	70,193	497,792	2,647,954	3,145,746	24,427	(15,955)	(2,177)	6,295
Touchstone Mid Cap Growth (AnnuiChoice II™) (September 1)*	(255)	4,382	1,262	5,389	79,200	—	504	—	79,704	85,093	—	85,093	7,812	—	49	7,861
Touchstone Mid Cap Growth (GrandMaster flex3™)	(21,575)	37,042	206,452	221,919	241,985	(122,148)	24,197	(2,931)	141,103	363,022	1,561,824	1,924,846	16,586	(8,600)	736	8,722
Touchstone Mid Cap Growth (Grandmaster™)	(1,459)	(28,772)	46,744	16,513	2,383	(11,827)	(98,323)	(51)	(107,818)	(91,305)	190,804	99,499	188	(920)	(7,778)	(8,510)
Touchstone Mid Cap Growth (IQ Annuity™)	(12,165)	24,006	100,724	112,565	81,539	(146,712)	(88,494)	(740)	(154,407)	(41,842)	885,128	843,286	5,322	(9,730)	(6,149)	(10,557)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(4,034)	(14,643)	62,702	44,025	4,084	(76,348)	(121,480)	(917)	(194,661)	(150,636)	357,207	206,571	263	(5,087)	(7,383)	(12,207)
Touchstone Mid Cap Growth (IQ Advisor Standard™)	(127)	3,326	1,723	4,922	56,821	(79)	(393)	—	56,349	61,271	—	61,271	4,299	(6)	(30)	4,263
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	2,487	46,560	19,465	68,512	14,078	(23,342)	(18,648)	(1,519)	(29,431)	39,081	196,035	235,116	1,336	(2,324)	89	(899)
Touchstone Enhanced Dividend 30 (AnnuiChoice II™) (September 1)*	426	1	295	722	20,000	—	5	—	20,005	20,727	—	20,727	1,890	—	—	1,890
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	19,290	71,750	77,247	168,287	—	(92,333)	(109,782)	(2,436)	(204,551)	(36,264)	1,488,476	1,452,212	—	(8,900)	(23,726)	(32,626)
Touchstone Enhanced Dividend 30 (Grandmaster™)	306	2,387	1,381	4,074	—	(2,101)	(1,657)	(9)	(3,767)	307	20,663	20,970	—	(186)	(196)	(382)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	4,141	14,242	30,478	48,861	2,603	(15,116)	27,465	(174)	14,778	63,639	263,267	326,906	251	(1,418)	1,038	(129)
Touchstone Enhanced Dividend 30 (Pinnacle Plus™)	1,903	1,976	17,321	21,200	6,733	(1,721)	75,455	(11)	80,456	101,656	49,745	151,401	580	(140)	6,107	6,547
Touchstone Enhanced Dividend 30 (IQ Advisor Standard™)	649	187	270	1,106	29,028	—	56	—	29,084	30,190	—	30,190	2,413	—	—	2,413
Touchstone Enhanced ETF (AnnuiChoice™)	(2,144)	6,726	123,227	127,809	237,625	(3,649)	7,586	(1,817)	239,745	367,554	748,049	1,115,603	20,563	(459)	625	20,729
Touchstone Enhanced ETF (GrandMaster flex3™)	(92,247)	530,696	1,000,376	1,438,825	7,284,433	(77,293)	(511,880)	(2,877)	6,692,383	8,131,208	5,887,432	14,018,640	633,277	(6,524)	(37,835)	588,918
Touchstone Enhanced ETF (Grandmaster™)	(3,374)	7,057	129,263	132,946	400	(28,082)	883,793	(52)	856,059	989,005	462,899	1,451,904	35	(2,352)	76,312	73,995

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Enhanced ETF (IQ Annuity™)	$(35,624)	$53,966	$600,525	$618,867	$637,711	$(258,066)	$793,338	$(1,005)	$1,171,978	$1,790,845	$3,988,515	$5,779,360	54,724	(22,199)	67,181	99,706
Touchstone Enhanced ETF (Pinnacle Plus™)	(1,372)	1,724	16,969	17,321	—	(1,470)	38,756	(34)	37,252	54,573	127,856	182,429	—	(131)	3,140	3,009
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	(35)	68	6,085	6,118	—	—	(3)	—	(3)	6,115	42,275	48,390	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard™)	1,006	9,229	59,555	69,790	60,806	—	259,539	—	320,345	390,135	213,772	603,907	4,972	—	21,281	26,253
Touchstone Growth & Income (AnnuiChoice™)	3,038	15,310	1,324	19,672	5,458	(12,309)	38,399	(1,011)	30,537	50,209	164,423	214,632	431	(1,077)	2,957	2,311
Touchstone Growth & Income (GrandMaster flex3™)	1,144	28,042	(12,835)	16,351	20,058	(9,833)	(213,376)	(928)	(204,079)	(187,728)	327,890	140,162	1,745	(944)	(18,619)	(17,818)
Touchstone Growth & Income (Grandmaster™)	110	954	71	1,135	—	—	11	—	11	1,146	9,329	10,475	—	—	1	1
Touchstone Growth & Income (IQ Annuity™)	2,740	64,228	(23,020)	43,948	1,691	(54,811)	(105,529)	(293)	(158,942)	(114,994)	476,970	361,976	147	(4,536)	(8,978)	(13,367)
Touchstone Growth & Income (Pinnacle Plus™)	777	14,636	(2,513)	12,900	—	(4,568)	(19,814)	(105)	(24,487)	(11,587)	127,852	116,265	—	(360)	(1,570)	(1,930)
Touchstone High Yield (AnnuiChoice™)	51,692	6,478	(3,320)	54,850	37,263	(53,414)	(54,324)	(4,257)	(74,732)	(19,882)	851,960	832,078	2,601	(4,034)	(3,799)	(5,232)
Touchstone High Yield (GrandMaster flex3™)	71,543	19,322	(16,441)	74,424	42,347	(118,212)	(101,375)	(1,410)	(178,650)	(104,226)	1,357,566	1,253,340	3,194	(8,948)	(7,757)	(13,511)
Touchstone High Yield (Grandmaster™)	37,217	26,469	(31,250)	32,436	695	(585,160)	243,698	(20)	(340,787)	(308,351)	900,894	592,543	64	(52,944)	21,219	(31,661)
Touchstone High Yield (IQ Annuity™)	49,281	25,442	(19,569)	55,154	57,939	(286,783)	(117,877)	(909)	(347,630)	(292,476)	1,166,434	873,958	4,201	(20,951)	(8,698)	(25,448)
Touchstone High Yield (Pinnacle Plus™)	19,057	806	(1,083)	18,780	3,430	(24,198)	34,803	(194)	13,841	32,621	302,259	334,880	295	(2,086)	2,948	1,157
Touchstone High Yield (IQ Advisor Standard™)	46,347	(624)	(6,603)	39,120	—	(24,265)	655,295	—	631,030	670,150	—	670,150	—	(2,089)	59,073	56,984
Touchstone Moderate ETF (AnnuiChoice™)	2,931	15,904	297,488	316,323	855,532	(65,333)	106,098	(4,394)	891,903	1,208,226	2,482,281	3,690,507	79,400	(6,322)	9,998	83,076
Touchstone Moderate ETF (GrandMaster flex3™)	4,459	27,283	343,431	375,173	775,814	(93,236)	2,466,407	(1,038)	3,147,947	3,523,120	2,570,878	6,093,998	71,984	(8,741)	223,425	286,668
Touchstone Moderate ETF (Grandmaster™)	(987)	25,560	34,259	58,832	5,962	(183,951)	272,969	(74)	94,906	153,738	607,176	760,914	555	(16,853)	24,654	8,356
Touchstone Moderate ETF (IQ Annuity™)	(8,612)	59,712	150,468	201,568	617,143	(534,772)	312,293	(3,514)	391,150	592,718	1,974,745	2,567,463	57,105	(50,131)	28,524	35,498
Touchstone Moderate ETF (Pinnacle Plus™)	(1,517)	1,692	20,740	20,915	1,796	(2,002)	7,251	(342)	6,703	27,618	232,676	260,294	170	(216)	604	558
Touchstone Moderate ETF (IQ Advisor Enhanced™)	14	1,577	3,371	4,962	—	(18,750)	2	—	(18,748)	(13,786)	63,146	49,360	—	(1,658)	—	(1,658)
Touchstone Moderate ETF (IQ Advisor Standard™)	479	381	10,138	10,998	4,397	(2,976)	3	(30)	1,394	12,392	105,486	117,878	392	(268)	—	124
Touchstone Money Market (AnnuiChoice™)	4,046	—	—	4,046	—	(87,109)	(7,732)	(1,029)	(95,870)	(91,824)	163,619	71,795	—	(8,339)	(738)	(9,077)
Touchstone Money Market (Grandmaster™)	279,951	—	—	279,951	72,961	(5,122,047)	4,267,162	(2,826)	(784,750)	(504,799)	6,467,569	5,962,770	7,110	(497,036)	420,161	(69,765)
Touchstone Money Market (IQ Annuity™)	50,298	—	—	50,298	3,439	(2,172,554)	1,733,476	(804)	(436,443)	(386,145)	839,033	452,888	334	(209,962)	170,200	(39,428)
Touchstone Money Market (IQ3™)	6,511	—	—	6,511	—	(63,033)	(8)	(209)	(63,250)	(56,739)	192,695	135,956	—	(6,019)	—	(6,019)
Touchstone Third Avenue Value (AnnuiChoice™)	8,329	1,222,737	(136,371)	1,094,695	445,589	(1,132,057)	126,006	(39,836)	(600,298)	494,397	7,807,796	8,302,193	24,165	(61,635)	5,403	(32,067)
Touchstone Third Avenue Value (AnnuiChoice II™) (September 1)*	233	1,115	(36)	1,312	38,256	(15)	1,232	—	39,473	40,785	—	40,785	3,613	(1)	113	3,725
Touchstone Third Avenue Value (GrandMaster flex3™)	(13,222)	908,561	(222,619)	672,720	709,033	(626,668)	(349,262)	(3,643)	(270,540)	402,180	5,227,511	5,629,691	44,873	(40,349)	(23,953)	(19,429)
Touchstone Third Avenue Value (Grandmaster™)	(6,367)	157,774	89,083	240,490	9,381	(365,681)	391,613	(414)	34,899	275,389	1,708,123	1,983,512	625	(24,253)	25,544	1,916
Touchstone Third Avenue Value (IQ Annuity™)	(39,608)	1,623,199	(515,523)	1,068,068	790,801	(2,249,369)	(672,625)	(6,992)	(2,138,185)	(1,070,117)	9,120,193	8,050,076	46,445	(133,295)	(43,001)	(129,851)
Touchstone Third Avenue Value (Pinnacle Plus™)	(7,779)	189,163	12,836	194,220	242,567	(86,984)	(97,778)	(2,129)	55,676	249,896	1,368,188	1,618,084	13,096	(4,884)	(5,182)	3,030
Touchstone Third Avenue Value (IQ Advisor Standard™)	813	22,929	(6,397)	17,345	8,794	(40,679)	65,958	—	34,073	51,418	111,222	162,640	611	(2,901)	4,447	2,157
Touchstone Value Plus (AnnuiChoice™)	(1,898)	105,033	97,018	200,153	2,373	(238,198)	77,886	(6,208)	(164,147)	36,006	1,105,625	1,141,631	333	(21,939)	7,357	(14,249)
Touchstone Value Plus (AnnuiChoice II™) (September 1)*	126	1	656	783	20,000	—	4	—	20,004	20,787	—	20,787	1,873	—	—	1,873
Touchstone Value Plus (GrandMaster flex3™)	(1,281)	11,311	16,987	27,017	8,843	(19,226)	(33,790)	(729)	(44,902)	(17,885)	178,898	161,013	802	(1,742)	(3,045)	(3,985)
Touchstone Value Plus (Grandmaster™)	(377)	1,660	11,204	12,487	—	(11,831)	3	(7)	(11,835)	652	78,383	79,035	—	(1,043)	—	(1,043)
Touchstone Value Plus (IQ Annuity™)	288	63,230	242,309	305,827	78,318	(181,771)	1,516,433	(1,783)	1,411,197	1,717,024	935,472	2,652,496	7,563	(17,652)	144,048	133,959
Touchstone Value Plus (Pinnacle Plus™)	(74)	202	4,549	4,677	—	(337)	23,520	(27)	23,156	27,833	21,746	49,579	—	(29)	1,712	1,683

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	$6,981	$69,183	$28,739	$104,903	$27,376	$(49,912)	$(175,733)	$(4,081)	$(202,350)	$(97,447)	$755,117	$657,670	1,744	(3,260)	(10,655)	(12,171)
JP Morgan Mid Cap Value (GrandMaster flex3™)	2,260	187,633	6,729	196,622	9,330	(77,528)	16,985	(2,134)	(53,347)	143,275	1,222,568	1,365,843	619	(5,086)	2,097	(2,370)
JP Morgan Mid Cap Value (Grandmaster™)	2,239	21,928	11,090	35,257	10	(42,556)	(76,544)	(30)	(119,120)	(83,863)	291,764	207,901	1	(3,166)	(5,828)	(8,993)
JP Morgan Mid Cap Value (IQ3™)	3,508	58,614	20,374	82,496	6,445	(311,224)	(65,057)	(732)	(370,568)	(288,072)	735,203	447,131	450	(19,585)	(3,863)	(22,998)
JP Morgan Mid Cap Value (Pinnacle Plus™)	644	61,525	(1,079)	61,090	500	(49,732)	(143,326)	(537)	(193,095)	(132,005)	554,260	422,255	33	(3,349)	(9,750)	(13,066)
Fidelity VIP Equity-Income (Grandmaster™)	1,030,968	4,652,300	(493,176)	5,190,092	91,963	(5,482,641)	(5,176,511)	(12,213)	(10,579,402)	(5,389,310)	34,307,829	28,918,519	1,787	(105,378)	(99,426)	(203,017)
Fidelity VIP Growth (Grandmaster™)	(170,844)	(1,360,117)	2,453,216	922,255	101,816	(4,287,575)	(1,421,653)	(9,800)	(5,617,212)	(4,694,957)	21,500,179	16,805,222	1,887	(79,350)	(27,418)	(104,881)
Fidelity VIP High Income (Grandmaster™)	288,264	(58,053)	256,812	487,023	27,337	(1,678,021)	(1,455,319)	(1,851)	(3,107,854)	(2,620,831)	7,395,352	4,774,521	1,651	(100,330)	(88,597)	(187,276)
Fidelity VIP II Asset Manager (Grandmaster™)	221,165	(243,550)	808,955	786,570	69,084	(3,022,114)	(794,380)	(7,583)	(3,754,993)	(2,968,423)	15,860,504	12,892,081	2,099	(92,382)	(24,237)	(114,520)
Fidelity VIP II Contrafund (Grandmaster™)	(28,556)	5,859,979	(3,125,341)	2,706,082	107,733	(6,497,576)	3,849,977	(12,952)	(2,552,818)	153,264	28,894,878	29,048,142	2,842	(168,553)	96,955	(68,756)
Fidelity VIP II Index 500 (Grandmaster™)	78,597	485,184	1,251,142	1,814,923	—	(3,587,603)	(1,047,529)	(6,627)	(4,641,759)	(2,826,836)	15,684,209	12,857,373	—	(118,610)	(34,834)	(153,444)
Fidelity VIP II Index 500 (IQ Annuity™)	4,152	36,342	94,045	134,539	—	(204,017)	(27,085)	(946)	(232,048)	(97,509)	1,105,400	1,007,891	—	(20,475)	(2,695)	(23,170)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	256,810	(166,974)	154,240	244,076	15,145	(1,947,870)	(157,650)	(2,660)	(2,093,035)	(1,848,959)	9,955,877	8,106,918	526	(67,633)	(5,176)	(72,283)
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	42,615	(18,367)	14,509	38,757	12,289	(123,341)	(164,682)	(308)	(276,042)	(237,285)	1,621,647	1,384,362	894	(8,999)	(12,037)	(20,142)
Fidelity VIP III Balanced (Grandmaster™)	17,035	218,085	(44,500)	190,620	48,956	(558,112)	(87,133)	(869)	(597,158)	(406,538)	2,302,841	1,896,303	3,389	(38,302)	(6,337)	(41,250)
Fidelity VIP III Growth & Income (Grandmaster™)	3,332	1,132,977	(431,217)	705,092	13,442	(1,639,897)	(4,112,735)	(2,571)	(5,741,761)	(5,036,669)	9,348,726	4,312,057	818	(99,741)	(246,486)	(345,409)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(10,996)	251,665	(178,527)	62,142	5,275	(685,426)	(226,174)	(1,524)	(907,849)	(845,707)	2,449,497	1,603,790	460	(58,987)	(19,348)	(77,875)
Fidelity VIP Overseas (Grandmaster™)	24,242	1,403,492	(22,056)	1,405,678	14,338	(2,024,725)	(267,169)	(4,235)	(2,281,791)	(876,113)	9,986,962	9,110,849	481	(67,988)	(9,458)	(76,965)
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™) (July 31)*	2,432	253	12,080	14,765	195,679	(4,000)	18,814	(3)	210,490	225,255	—	225,255	19,233	(377)	1,775	20,631
Touchstone Aggressive ETF (Annuichoice II ™) (September 1)*	162	1	140	303	14,309	—	1	—	14,310	14,613	—	14,613	1,363	—	—	1,363
Touchstone Conservative ETF (Annuichoice ™) (July 31)*	803	120	4,820	5,743	86,728	(2,968)	61,854	—	145,614	151,357	—	151,357	8,573	(285)	5,989	14,277
Touchstone Conservative ETF (Annuichoice II ™) (September 1)*	33	—	(47)	(14)	5,000	—	1	—	5,001	4,987	—	4,987	478	—	—	478
Touchstone Enhanced ETF (Annuichoice ™) (July 31)*	736	25	10,077	10,838	9,489	—	155,555	(82)	164,962	175,800	—	175,800	907	(8)	15,015	15,914
Touchstone Enhanced ETF (Annuichoice II ™) (September 1)*	4	—	(1)	3	1,562	—	(2)	—	1,560	1,563	—	1,563	144	—	—	144
Touchstone GMAB Moderate ETF (Annuichoice ™) (July 31)*	180	8	1,946	2,134	34,135	—	4	—	34,139	36,273	—	36,273	3,385	—	—	3,385
Touchstone Moderate ETF (Annuichoice ™) (July 31)*	2,179	138	14,867	17,184	217,512	(2,833)	90,706	(23)	305,362	322,546	—	322,546	21,534	(272)	8,761	30,023
Touchstone Moderate ETF (Annuichoice II ™) (September 1)*	98	1	195	294	13,068	—	1	—	13,069	13,363	—	13,363	1,264	—	—	1,264
Touchstone Money Market (AnnuiChoice™)	160,657	—	—	160,657	89,765	(2,383,842)	3,278,053	(25,307)	958,669	1,119,326	4,466,566	5,585,892	11,820	(237,274)	316,279	90,825
Touchstone Money Market (AnnuiChoice II™) (September 1)*	705	—	—	705	140,000	—	(1)	—	139,999	140,704	—	140,704	13,893	—	—	13,893
Touchstone Money Market (GrandMaster flex3™)	95,891	—	—	95,891	608,240	(1,498,769)	1,051,593	(7,452)	153,612	249,503	1,628,241	1,877,744	60,852	(148,478)	106,953	19,327
Touchstone Money Market (IQ Annuity™)	249,191	—	—	249,191	1,128,636	(6,914,063)	1,731,610	(26,558)	(4,080,375)	(3,831,184)	9,861,606	6,030,422	116,358	(689,014)	173,554	(399,102)
Touchstone Money Market (Pinnacle Plus™)	11,033	—	—	11,033	250,421	(3,560)	(174,962)	(465)	71,434	82,467	247,368	329,835	24,794	(397)	(17,091)	7,306
Touchstone Money Market (IQ Advisor Standard™)	8,859	—	(3)	8,856	1,034,127	(7,352)	(830,256)	—	196,519	205,375	61,268	266,643	99,125	(705)	(79,442)	18,978
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	34,769	293,512	(152,321)	175,960	165	(111,201)	(22,065)	(349)	(133,450)	42,510	1,185,897	1,228,407	14	(8,984)	(3,690)	(12,660)
Fidelity VIP Growth (IQ Annuity™)	(9,631)	31,481	22,996	44,846	1,450	(93,235)	(186,580)	(616)	(278,981)	(234,135)	966,290	732,155	162	(10,523)	(20,917)	(31,278)
Fidelity VIP High Income (IQ Annuity™)	36,644	(50,050)	87,910	74,504	1,000	(336,635)	(467,378)	(470)	(803,483)	(728,979)	1,379,346	650,367	107	(35,720)	(49,632)	(85,245)
Fidelity VIP II Asset Manager (IQ Annuity™)	4,747	9,748	(2,018)	12,477	—	(36,192)	(90,273)	(166)	(126,631)	(114,154)	348,251	234,097	—	(3,475)	(8,839)	(12,314)
Fidelity VIP II Contrafund (IQ Annuity™)	(4,796)	573,862	(331,436)	237,630	20,259	(726,770)	(147,749)	(941)	(855,201)	(617,571)	2,940,508	2,322,937	1,444	(50,884)	(10,962)	(60,402)
Fidelity VIP III Balanced (IQ Annuity™)	1,618	20,508	(4,199)	17,927	—	(73,818)	(9,827)	(146)	(83,791)	(65,864)	223,475	157,611	—	(6,846)	(899)	(7,745)
Fidelity VIP III Growth & Income (IQ Annuity™)	(1,546)	52,247	(15,889)	34,812	—	(100,348)	(67,932)	(237)	(168,517)	(133,705)	417,518	283,813	—	(9,799)	(6,596)	(16,395)
Fidelity VIP III Growth Opportunities (IQ Annuity™)	(902)	23,310	(17,900)	4,508	—	(51,607)	(35,742)	(85)	(87,434)	(82,926)	187,224	104,298	—	(6,892)	(4,434)	(11,326)
Fidelity VIP III Mid Cap (Grandmaster™)	(29,538)	1,529,814	(997,860)	502,416	6,051	(2,177,696)	4,389,875	(2,435)	2,215,795	2,718,211	5,742,507	8,460,718	198	(70,800)	135,896	65,294
Fidelity VIP III Mid Cap (IQ Annuity™)	754	756,503	(497,395)	259,862	11,501	(413,000)	(367,439)	(613)	(769,551)	(509,689)	2,649,448	2,139,759	357	(12,643)	(11,746)	(24,032)
Fidelity VIP Overseas (IQ Annuity™)	(60)	38,628	(2,636)	35,932	—	(59,669)	(3,737)	(98)	(63,504)	(27,572)	256,897	229,325	—	(4,539)	(322)	(4,861)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	8,901	21,238	2,626	32,765	112,683	(173,167)	(103,269)	(2,234)	(165,987)	(133,222)	596,436	463,214	10,527	(16,256)	(9,352)	(15,081)
Fidelity VIP Asset Manager (GrandMaster flex3™)	(64)	766	9,414	10,116	73,147	(7,461)	87,886	(156)	153,416	163,532	125,026	288,558	6,668	(726)	8,096	14,038
Fidelity VIP Asset Manager (IQ3)	18,618	4,792	4,252	27,662	126,102	(124,766)	(685,335)	(1,106)	(685,105)	(657,443)	1,114,711	457,268	11,586	(11,604)	(63,857)	(63,875)
Fidelity VIP Asset Manager (Pinnacle Plus™)	1,354	2,357	2,873	6,584	—	(33,498)	668	(349)	(33,179)	(26,595)	137,240	110,645	—	(2,976)	59	(2,917)
Fidelity VIP Balanced (AnnuiChoice™)	12,405	68,669	69,083	150,157	17,670	(84,304)	27,710	(11,912)	(50,836)	99,321	1,490,854	1,590,175	1,594	(8,522)	2,311	(4,617)
Fidelity VIP Balanced (AnnuiChoice II™) (September 1)*	—	—	5	5	366	—	(1)	—	365	370	—	370	35	—	—	35

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3™)	$(207)	$30,544	$11,029	$41,366	$123,440	$(106,361)	$20,448	$(263)	$37,264	$78,630	$369,028	$447,658	9,907	(8,426)	1,747	3,228
Fidelity VIP Balanced (IQ3™)	879	43,304	30,452	74,635	132,149	(120,142)	387	(1,267)	11,127	85,762	653,162	738,924	11,738	(10,512)	549	1,775
Fidelity VIP Balanced (Pinnacle Plus™)	346	4,727	2,524	7,597	21,622	(46,997)	(7)	(82)	(25,464)	(17,867)	88,993	71,126	1,880	(4,038)	(1)	(2,159)
Fidelity VIP Contrafund (AnnuiChoice™)	4,968	1,213,269	(487,245)	730,992	502,503	(947,484)	1,597,893	(31,603)	1,121,309	1,852,301	6,803,321	8,655,622	36,513	(69,785)	110,675	77,403
Fidelity VIP Contrafund (AnnuiChoice II™) (September 1)*	361	5,798	(4,012)	2,147	79,841	(7)	1,106	—	80,940	83,087	—	83,087	7,645	(1)	106	7,750
Fidelity VIP Contrafund (GrandMaster flex3™)	(24,679)	1,619,752	(869,699)	725,374	591,282	(810,336)	114,262	(10,366)	(115,158)	610,216	8,199,943	8,810,159	40,899	(55,564)	2,677	(11,988)
Fidelity VIP Contrafund (IQ3)	(30,564)	1,475,896	(778,799)	666,533	1,167,084	(1,588,476)	(1,318,915)	(6,783)	(1,747,090)	(1,080,557)	8,273,698	7,193,141	78,827	(108,486)	(92,932)	(122,591)
Fidelity VIP Contrafund (Pinnacle Plus™)	(9,431)	237,466	(78,803)	149,232	261,923	(144,156)	127,103	(2,322)	242,548	391,780	1,456,717	1,848,497	16,990	(9,526)	8,265	15,729
Fidelity VIP Contrafund (IQ Advisor Standard™)	724	17,384	(1,181)	16,927	—	(645)	7,976	—	7,331	24,258	152,693	176,951	—	(48)	584	536
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(476)	10,640	33	10,197	13,480	(15,158)	106,988	(514)	104,796	114,993	24,985	139,978	956	(1,138)	7,717	7,535
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II™) (September 1)*	—	8	(6)	2	281	—	1	—	282	284	—	284	26	—	—	26
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(511)	4,598	360	4,447	—	(7,466)	27,606	(16)	20,124	24,571	36,183	60,754	—	(566)	1,992	1,426
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	(842)	8,725	(4,349)	3,534	—	(4,841)	76,516	(23)	71,652	75,186	30,138	105,324	—	(367)	5,384	5,017
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(521)	2,689	(359)	1,809	24,905	(28,964)	4,438	(20)	359	2,168	8,484	10,652	1,930	(2,311)	465	84
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	(1,543)	25,834	(6,401)	17,890	—	(2,329)	(28,229)	(560)	(31,118)	(13,228)	107,065	93,837	—	(211)	(1,629)	(1,840)
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard™)	45	794	(51)	788	29,028	—	1	—	29,029	29,817	—	29,817	2,300	—	—	2,300
Fidelity VIP Equity-Income (AnnuiChoice™)	134,662	862,678	(320,263)	677,077	225,676	(440,610)	(847,473)	(19,201)	(1,081,608)	(404,531)	4,273,389	3,868,858	18,888	(38,358)	(69,450)	(88,920)
Fidelity VIP Equit-Income (AnnuiChoice II™) (September 1)*	5	16	(13)	8	—	(7)	625	—	618	626	—	626	—	(1)	58	57
Fidelity VIP Equity-Income (GrandMaster flex3™)	45,031	324,181	(96,982)	272,230	86,857	(583,229)	(73,395)	(4,073)	(573,840)	(301,610)	1,865,160	1,563,550	6,851	(46,533)	(6,323)	(46,005)
Fidelity VIP Equity-Income (IQ3™)	80,198	446,067	(12,491)	513,774	79,953	(610,675)	1,405,908	(3,148)	872,038	1,385,812	2,345,217	3,731,029	6,592	(50,510)	116,398	72,480
Fidelity VIP Equity-Income (Pinnacle Plus™)	12,307	72,503	(14,538)	70,272	35,635	(83,793)	(161,269)	(559)	(209,986)	(139,714)	531,185	391,471	2,660	(6,201)	(11,903)	(15,444)
Fidelity VIP Equity-Income (IQ Advisor Standard™)	3,287	10,404	3,008	16,699	—	(589)	29,788	—	29,199	45,898	70,297	116,195	—	(50)	2,423	2,373
Fidelity VIP Growth & Income (AnnuiChoice™)	80	221,557	(46,806)	174,831	60,829	(212,994)	(926,443)	(6,728)	(1,085,336)	(910,505)	2,020,369	1,109,864	5,847	(20,143)	(86,785)	(101,081)
Fidelity VIP Growth & Income (GrandMaster flex3™)	(3,907)	44,212	2,249	42,554	11,944	(141,852)	(1,842)	(843)	(132,593)	(90,039)	503,551	413,512	1,010	(11,959)	(396)	(11,345)
Fidelity VIP Growth & Income (IQ3™)	(7,408)	104,922	(15,411)	82,103	82,366	(227,177)	(105,819)	(682)	(251,312)	(169,209)	1,026,132	856,923	7,712	(21,421)	(10,934)	(24,643)
Fidelity VIP Growth & Income (Pinnacle Plus™)	(3,290)	38,667	8,641	44,018	26,203	(51,778)	(118,928)	(225)	(144,728)	(100,710)	474,885	374,175	2,182	(4,291)	(9,774)	(11,883)
Fidelity VIP Growth (AnnuiChoice™)	(13,405)	108,521	(10,054)	85,062	56,020	(354,277)	(233,272)	(9,753)	(541,282)	(456,220)	1,950,581	1,494,361	7,432	(47,112)	(30,131)	(69,811)
Fidelity VIP Growth (AnnuiChoice II™) (September 1)*	(4)	—	15	11	3,866	—	4	—	3,870	3,881	—	3,881	368	—	—	368
Fidelity VIP Growth (GrandMaster flex3™)	(9,554)	57,785	(27,426)	20,805	14,417	(177,987)	200,228	(956)	35,702	56,507	631,785	688,292	1,482	(17,249)	18,128	2,361
Fidelity VIP Growth (IQ3™)	(11,952)	112,676	(31,489)	69,235	7,068	(216,839)	(84,450)	(662)	(294,883)	(225,648)	1,185,940	960,292	1,184	(26,674)	(8,264)	(33,754)
Fidelity VIP Growth (Pinnacle Plus™)	(1,563)	4,866	1,043	4,346	1,000	(12,053)	(51,694)	(205)	(62,952)	(58,606)	139,236	80,630	84	(1,040)	(4,418)	(5,374)
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(245)	10,481	(7,752)	2,484	15,573	(9,578)	(3,564)	(423)	2,008	4,492	82,408	86,900	1,438	(969)	(365)	104
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(469)	6,948	(5,086)	1,393	4,920	(10,648)	(14,715)	(130)	(20,573)	(19,180)	57,072	37,892	422	(946)	(1,234)	(1,758)
Fidelity VIP Growth Opportunities (IQ3™)	3,006	21,660	(12,469)	12,197	7,617	(128,828)	47,373	(282)	(74,120)	(61,923)	164,457	102,534	1,062	(13,419)	5,790	(6,567)
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(446)	144	1,822	1,520	—	(1,868)	11,879	(32)	9,979	11,499	27,754	39,253	—	(159)	986	827
Fidelity VIP High Income (AnnuiChoice™)	84,486	(2,270)	44,873	127,089	115,255	(205,756)	472,431	(5,181)	376,749	503,838	813,688	1,317,526	10,079	(18,148)	41,936	33,867
Fidelity VIP High Income (GrandMaster flex3™)	118,610	(41,896)	99,380	176,094	8,939	(1,269,445)	1,040,305	(759)	(220,960)	(44,866)	2,029,408	1,984,542	688	(98,614)	80,746	(17,180)
Fidelity VIP High Income (IQ3™)	85,770	(132,781)	242,435	195,424	14,136	(2,506,324)	(498,199)	(1,636)	(2,992,023)	(2,796,599)	4,346,093	1,549,494	1,191	(196,666)	(39,783)	(235,258)
Fidelity VIP High Income (Pinnacle Plus™)	6,872	(870)	3,773	9,775	24	(3,751)	12,720	(117)	8,876	18,651	98,709	117,360	2	(321)	1,079	760
Fidelity VIP High Income (IQ Advisor Standard™)	3,708	1,970	(1,829)	3,849	—	(94)	52,537	—	52,443	56,292	—	56,292	—	(8)	4,707	4,699
Fidelity VIP Index 500 (AnnuiChoice™)	9,548	114,374	70,432	194,354	—	(144,254)	(266,427)	(8,018)	(418,699)	(224,345)	1,607,709	1,383,364	—	(15,644)	(27,293)	(42,937)
Fidelity VIP Index 500 (IQ3™)	1,535	37,844	81,486	120,865	—	(82,716)	(110,566)	(574)	(193,856)	(72,991)	1,021,680	948,689	—	(8,067)	(10,894)	(18,961)
Fidelity VIP Index 500 (Pinnacle Plus™)	(39)	38	2,746	2,745	—	—	4	(9)	(5)	2,740	20,372	23,112	—	(1)	—	(1)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	190,085	(134,673)	131,087	186,499	253,682	(748,557)	(578,590)	(37,536)	(1,111,001)	(924,502)	6,673,979	5,749,477	20,793	(63,072)	(45,395)	(87,674)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	14,913	(9,328)	19,118	24,703	138,297	(157,738)	194,840	(1,282)	174,117	198,820	737,634	936,454	13,391	(15,434)	19,027	16,984
Fidelity VIP Investment Grade Bond (IQ3™)	115,406	(46,012)	44,998	114,392	612,838	(903,308)	(75,446)	(5,196)	(371,112)	(256,720)	4,608,714	4,351,994	51,090	(75,448)	(6,300)	(30,658)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	11,642	(603)	2,868	13,907	21,898	(22,612)	15,216	(477)	14,025	27,932	568,861	596,793	2,134	(2,250)	1,471	1,355
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	1,505	(2,607)	2,235	1,133	—	(488)	17,109	—	16,621	17,754	46,783	64,537	—	(47)	1,549	1,502
Fidelity VIP Mid Cap (AnnuiChoice™)	8,709	1,180,405	(576,208)	612,906	301,650	(800,835)	782,593	(34,359)	249,049	861,955	5,872,264	6,734,219	15,971	(43,216)	37,231	9,986

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II™) (September 1)*	$(112)	$7	$1,413	$1,308	$69,348	$(15)	$1,230	$—	$70,563	$71,871	$—	$71,871	6,734	(1)	117	6,850
Fidelity VIP Mid Cap (GrandMaster flex3™)	(5,152)	1,086,367	(621,774)	459,441	260,998	(418,024)	46,953	(7,910)	(117,983)	341,458	4,353,878	4,695,336	15,276	(24,162)	2,119	(6,767)
Fidelity VIP Mid Cap (Grandmaster™)	(170)	1,034	430	1,294	—	—	16,309	—	16,309	17,603	8,483	26,086	—	—	1,055	1,055
Fidelity VIP Mid Cap (IQ Annuity™)	(9,318)	685,486	(244,613)	431,555	642,168	(1,360,050)	533,527	(5,064)	(189,419)	242,136	3,976,900	4,219,036	33,502	(71,043)	28,156	(9,385)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(6,301)	159,437	(51,831)	101,305	210,597	(143,501)	255,135	(1,616)	320,615	421,920	812,292	1,234,212	11,544	(7,682)	13,677	17,539
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	51	1,248	(51)	1,248	—	—	1	—	1	1,249	10,852	12,101	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard™)	(27)	1,208	1,655	2,836	56,821	(21,764)	24,957	—	60,014	62,850	13,060	75,910	3,721	(1,461)	1,543	3,803
Fidelity VIP Overseas (AnnuiChoice™)	389	115,845	34,840	151,074	175,565	(242,180)	370,680	(5,545)	298,520	449,594	617,327	1,066,921	15,086	(21,023)	32,183	26,246
Fidelity VIP Overseas (AnnuiChoice II™) (September 1)*	(35)	1	1,218	1,184	21,344	—	(3)	—	21,341	22,525	—	22,525	2,063	—	—	2,063
Fidelity VIP Overseas (GrandMaster flex3™)	(444)	53,138	41,718	94,412	44,804	(109,004)	321,805	(2,541)	255,064	349,476	398,643	748,119	3,474	(7,950)	23,550	19,074
Fidelity VIP Overseas (IQ3™)	(742)	116,171	(26,850)	88,579	192,960	(366,906)	(69,822)	(1,289)	(245,057)	(156,478)	977,962	821,484	15,460	(29,726)	(9,001)	(23,267)
Fidelity VIP Overseas (Pinnacle Plus™)	(555)	38,022	(2,252)	35,215	1,000	(4,938)	130,013	(302)	125,773	160,988	100,283	261,271	60	(303)	8,088	7,845
Fidelity VIP Overseas (IQ Advisor Enhanced™)	84	36	2,599	2,719	—	—	—	—	—	2,719	16,149	18,868	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard™)	904	4,464	15,359	20,727	8,794	(521)	(12,682)	—	(4,409)	16,318	124,045	140,363	639	(39)	(921)	(321)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	21,198	(7,430)	(4,108)	9,660	20,248	(39,422)	148,753	(2,307)	127,272	136,932	282,689	419,621	1,292	(2,551)	7,632	6,373
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™) (September 1)*	(40)	2	665	627	22,011	—	(5)	—	22,006	22,633	—	22,633	2,142	—	—	2,142
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	25,748	(66,949)	34,249	(6,952)	35,047	(340,981)	629,938	(475)	323,529	316,577	340,097	656,674	2,288	(21,862)	36,671	17,097
Van Kampen UIF Emerging Markets Debt (IQ3™)	25,985	(24,415)	14,770	16,340	92,184	(100,753)	(290,786)	(1,615)	(300,970)	(284,630)	719,535	434,905	5,930	(6,570)	(20,162)	(20,802)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	5,281	483,315	304,239	792,835	62,489	(261,678)	(198,237)	(13,298)	(410,724)	382,111	2,435,898	2,818,009	2,934	(12,411)	(9,721)	(19,198)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™) (September 1)*	(81)	5	3,212	3,136	41,883	—	18	—	41,901	45,037	—	45,037	3,966	—	2	3,968
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(672)	465,841	231,240	696,409	107,183	(520,740)	235,841	(1,537)	(179,253)	517,156	2,072,602	2,589,758	4,969	(22,945)	9,324	(8,652)
Van Kampen UIF U.S. Real Estate (IQ3™)	(2,795)	199,590	336,048	532,843	347,625	(466,241)	338,883	(2,046)	218,221	751,064	1,501,227	2,252,291	16,092	(22,051)	14,134	8,175
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	(4,594)	187,724	120,084	303,214	221,243	(391,152)	(405,802)	(2,551)	(578,262)	(275,048)	1,971,791	1,696,743	13,054	(22,515)	(25,348)	(34,809)
Franklin Growth and Income Securities (AnnuiChoice™)	29,557	142,107	80,301	251,965	10,253	(227,006)	(261,500)	(11,059)	(489,312)	(237,347)	1,873,387	1,636,040	804	(16,157)	(19,283)	(34,636)
Franklin Growth and Income Securities (AnnuiChoice II™) (September 1)*	(38)	1	694	657	23,500	—	(5)	—	23,495	24,152	—	24,152	2,226	—	—	2,226
Franklin Growth and Income Securities (GrandMaster flex3™)	6,282	31,465	37,784	75,531	110,353	(56,781)	124,675	(1,019)	177,228	252,759	444,923	697,682	7,979	(4,384)	8,861	12,456
Franklin Growth and Income Securities (Grandmaster™)	8,524	35,076	40,682	84,282	—	(86,675)	70,085	(136)	(16,726)	67,556	577,989	645,545	—	(6,374)	5,033	(1,341)
Franklin Growth and Income Securities (IQ Annuity™)	15,649	109,262	21,101	146,012	68,739	(198,791)	(656,398)	(1,151)	(787,601)	(641,589)	1,597,959	956,370	4,844	(14,589)	(49,035)	(58,780)
Franklin Growth and Income Securities (Pinnacle Plus™)	3,708	17,156	25,601	46,465	131,498	(4,086)	16,009	(436)	142,985	189,450	206,162	395,612	10,226	(339)	1,128	11,015
Franklin Income Securities (AnnuiChoice™)	193,236	314,097	589,663	1,096,996	354,431	(622,500)	1,562,849	(36,876)	1,257,904	2,354,900	5,697,289	8,052,189	23,708	(43,479)	102,249	82,478
Franklin Income Securities (AnnuiChoice II™) (September 1)*	(209)	7	2,990	2,788	213,066	—	10	—	213,076	215,864	—	215,864	20,282	—	1	20,283
Franklin Income Securities (GrandMaster flex3™)	120,937	88,266	609,532	818,735	701,968	(486,495)	863,120	(3,630)	1,074,963	1,893,698	4,550,558	6,444,256	46,826	(33,178)	56,282	69,930
Franklin Income Securities (Grandmaster™)	189,869	252,729	419,571	862,169	11,671	(1,429,105)	4,422,602	(1,574)	3,003,594	3,865,763	2,888,777	6,754,540	785	(92,083)	296,048	204,750
Franklin Income Securities (IQ Annuity™)	72,169	76,578	517,967	666,714	2,791,689	(1,166,025)	1,370,528	(4,078)	2,992,114	3,658,828	3,619,954	7,278,782	175,720	(78,004)	88,159	185,875
Franklin Income Securities (Pinnacle Plus™)	37,047	29,051	223,036	289,134	562,445	(143,542)	425,884	(2,212)	842,575	1,131,709	1,494,860	2,626,569	40,921	(11,010)	31,149	61,060
Franklin Income Securities (IQ Advisor Enhanced™)	283	35	1,221	1,539	—	—	(2)	—	(2)	1,537	8,888	10,425	—	—	—	—
Franklin Large Cap Growth Securities (AnnuiChoice™)	(751)	6,485	23,468	29,202	442	(4,652)	93,008	(899)	87,899	117,101	236,077	353,178	35	(422)	7,093	6,706
Franklin Large Cap Growth Securities (AnnuiChoice II™) (September 1)*	(2)	—	39	37	2,563	—	(4)	—	2,559	2,596	—	2,596	240	—	—	240
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(3,286)	7,864	28,206	32,784	9,222	(68,605)	(136,027)	(706)	(196,116)	(163,332)	542,247	378,915	755	(5,456)	(10,847)	(15,548)
Franklin Large Cap Growth Securities (Grandmaster™)	(609)	5,095	4,301	8,787	800	(24,444)	(29,933)	(40)	(53,617)	(44,830)	137,085	92,255	63	(1,944)	(2,296)	(4,177)
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,268)	15,494	15,975	29,201	20,975	(170,221)	(17,974)	(986)	(168,206)	(139,005)	368,631	229,626	1,822	(13,003)	(1,408)	(12,589)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(2,458)	7,819	17,330	22,691	27,856	(86,157)	869	(404)	(57,836)	(35,145)	299,974	264,829	2,387	(7,372)	10	(4,975)
Franklin Mutual Shares Securities (AnnuiChoice™)	40,121	313,925	265,009	619,055	295,985	(505,235)	65,633	(24,023)	(167,640)	451,415	3,915,888	4,367,303	18,472	(33,516)	2,271	(12,773)
Franklin Mutual Shares Securities (AnnuiChoice II™) (September 1)*	(31)	4	607	580	35,905	(45)	4,258	—	40,118	40,698	—	40,698	3,371	(4)	401	3,768
Franklin Mutual Shares Securities (GrandMaster flex3™)	17,057	199,037	301,996	518,090	576,539	(106,077)	374,563	(1,547)	843,478	1,361,568	2,785,942	4,147,510	37,219	(6,814)	22,527	52,932
Franklin Mutual Shares Securities (IQ Annuity™)	12,625	276,090	86,029	374,744	560,995	(866,633)	514,163	(1,477)	207,048	581,792	2,264,464	2,846,256	35,476	(55,080)	31,566	11,962
Franklin Mutual Shares Securities (Pinnacle Plus™)	7,636	79,841	120,102	207,579	223,555	(102,375)	373,857	(2,531)	492,506	700,085	1,043,003	1,743,088	15,518	(7,345)	25,672	33,845
Franklin Mutual Shares Securities (IQ Advisor Standard™)	(70)	928	9,027	9,885	60,596	(8,680)	59,771	—	111,687	121,572	8,174	129,746	4,498	(674)	4,544	8,368
Franklin Mutual Shares Securities(Grandmaster™)	14,405	289,611	56,872	360,888	4,168	(535,751)	561,997	(469)	29,945	390,833	2,202,209	2,593,042	270	(34,448)	35,410	1,232

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Templeton Foriegn Securities Fund (GrandMaster flex3™)	$(5,021)	$168,777	$104,086	$267,842	$207,543	$(156,776)	$(209,694)	$(1,336)	$(160,263)	$107,579	$1,578,683	$1,686,262	12,080	(9,375)	(13,315)	(10,610)
Templeton Foriegn Securities Fund (Grandmaster™)	(311)	90,388	20,233	110,310	35	(243,272)	(2,158)	(163)	(245,558)	(135,248)	694,839	559,591	2	(13,828)	(438)	(14,264)
Templeton Foriegn Securities Fund (Pinnacle Plus™)	(1,674)	34,423	27,910	60,659	93,961	(92,886)	(21,830)	(657)	(21,412)	39,247	316,312	355,559	6,015	(5,769)	(1,498)	(1,252)
Templeton Foreign Securities Fund (AnnuiChoice™)	2,364	213,551	123,257	339,172	123,750	(77,882)	(249,469)	(8,488)	(212,089)	127,083	1,682,071	1,809,154	7,214	(4,928)	(13,278)	(10,992)
Templeton Foreign Securities Fund (AnnuiChoice II™) (September 1)*	(84)	4	2,429	2,349	53,404	—	(3)	—	53,401	55,750	—	55,750	5,085	—	—	5,085
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	533	11,795	(1,360)	10,968	31,567	(9,254)	(34,006)	—	(11,693)	(725)	66,704	65,979	2,300	(682)	(2,573)	(955)
Templeton Growth Securities (AnnuiChoice™)	11,007	248,922	261,784	521,713	57,464	(154,567)	1,238,771	(16,364)	1,125,304	1,647,017	1,988,734	3,635,751	3,636	(10,348)	73,082	66,370
Templeton Growth Securities (AnnuiChoice II™) (September 1)*	(21)	1	442	422	19,734	—	1	—	19,735	20,157	—	20,157	1,829	—	—	1,829
Templeton Growth Securities (GrandMaster flex3™)	(6,064)	250,172	150,116	394,224	524,021	(74,648)	(75,654)	(2,629)	371,090	765,314	2,028,096	2,793,410	31,885	(4,688)	(7,392)	19,805
Templeton Growth Securities (Grandmaster™)	16,687	347,134	170,792	534,613	28,337	(973,699)	4,065,209	(962)	3,118,885	3,653,498	1,052,238	4,705,736	1,789	(58,262)	243,663	187,190
Templeton Growth Securities (IQ Annuity™)	(3,991)	177,757	173,153	346,919	349,309	(369,922)	504,764	(1,021)	483,130	830,049	1,661,500	2,491,549	21,061	(22,562)	28,642	27,141
Templeton Growth Securities (Pinnacle Plus™)	(2,270)	47,203	105,606	150,539	354,053	(29,198)	103,883	(997)	427,741	578,280	529,978	1,108,258	23,429	(1,921)	6,533	28,041
Van Kampen LIT Comstock (AnnuiChoice™)	17,529	72,433	60,922	150,884	29,283	(44,606)	(34,013)	(4,676)	(54,012)	96,872	1,056,129	1,153,001	1,901	(3,091)	(2,376)	(3,566)
Van Kampen LIT Comstock (AnnuiChoice II™) (September 1)*	(4)	—	145	141	3,976	—	4	—	3,980	4,121	—	4,121	381	—	—	381
Van Kampen LIT Comstock (GrandMaster flex3™)	10,612	89,524	38,612	138,748	49,169	(93,797)	103,729	(524)	58,577	197,325	918,494	1,115,819	3,323	(6,281)	6,969	4,011
Van Kampen LIT Comstock (Grandmaster™)	8,532	36,444	23,356	68,332	566	(170,812)	(109,506)	(97)	(279,849)	(211,517)	639,011	427,494	36	(11,163)	(7,089)	(18,216)
Van Kampen LIT Comstock (IQ Annuity™)	14,688	87,508	87,456	189,652	280,649	(300,122)	37,941	(1,236)	17,232	206,884	1,251,642	1,458,526	18,637	(19,592)	2,582	1,627
Van Kampen LIT Comstock (Pinnacle Plus™)	2,602	18,366	19,663	40,631	4,696	(12,148)	13,274	(615)	5,207	45,838	284,322	330,160	345	(894)	924	375
Van Kampen LIT Strategic Growth (AnnuiChoice™)	(522)	6,341	(5,551)	268	12,830	(13,986)	(21,550)	(280)	(22,986)	(22,718)	56,966	34,248	941	(1,100)	(1,566)	(1,725)
Van Kampen LIT Strategic Growth (AnnuiChoice II™) (September 1)*	(4)	—	3	(1)	6,763	—	(2)	—	6,761	6,760	—	6,760	627	—	—	627
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(1,385)	9,061	(5,687)	1,989	75	—	9,788	(19)	9,844	11,833	80,004	91,837	5	(1)	817	821
Van Kampen LIT Startegic Growth (Grandmaster™)	(668)	4,825	(3,913)	244	—	(32,184)	3,082	(16)	(29,118)	(28,874)	49,203	20,329	—	(2,391)	208	(2,183)
Van Kampen LIT Startegic Growth (IQ Annuity™)	(1,673)	6,814	(610)	4,531	4,298	(48,527)	33,450	(179)	(10,958)	(6,427)	10,840	4,413	330	(3,610)	2,793	(487)
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(184)	299	220	335	—	(1,755)	9,099	(10)	7,334	7,669	8,989	16,658	—	(146)	785	639
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	17,522	9,251	(6,120)	20,653	—	(88,887)	16,451	(34)	(72,470)	(51,817)	330,542	278,725	—	(5,916)	863	(5,053)
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	11,887	4,546	(8,295)	8,138	1,000	(89,481)	(43,984)	(20)	(132,485)	(124,347)	227,925	103,578	65	(5,767)	(3,224)	(8,926)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	10,012	955	(295)	10,672	2,261	(2,239)	35,367	(120)	35,269	45,941	89,554	135,495	177	(179)	2,667	2,665
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(3,159)	330,831	(15,834)	311,838	84,994	(140,965)	(184,719)	(9,127)	(249,817)	62,021	919,664	981,685	3,446	(5,671)	(6,227)	(8,452)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™) (September 1)*	(14)	1	878	865	4,594	—	(4)	—	4,590	5,455	—	5,455	455	—	—	455
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(7,121)	220,925	36,637	250,441	75,411	(154,384)	(172,484)	(2,824)	(254,281)	(3,840)	946,278	942,438	3,020	(5,801)	(8,068)	(10,849)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(1,981)	41,524	28,377	67,920	2,975	(50,436)	134,977	(61)	87,455	155,375	247,471	402,846	111	(2,093)	4,162	2,180
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(7,353)	105,728	38,701	137,076	265,519	(1,051,900)	697,679	(11,290)	(99,992)	37,084	1,056,766	1,093,850	10,851	(40,836)	19,204	(10,781)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(1,856)	14,239	48,885	61,268	29,819	(2,955)	124,533	(160)	151,237	212,505	113,133	325,638	1,350	(145)	5,196	6,401
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard™)	(11)	1	1,322	1,312	—	—	18,773	—	18,773	20,085	—	20,085	—	—	926	—
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	(2,366)	60,001	103,447	161,082	137,247	(40,235)	52,081	(770)	148,323	309,405	413,203	722,608	6,156	(2,003)	2,663	926
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	(1,471)	125,292	93,754	217,575	22,515	(102,696)	89,972	(245)	9,546	227,121	609,841	836,962	1,014	(4,327)	3,658	(5,348)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	128	11,344	18,938	30,410	104,790	(711)	(2,549)	—	101,530	131,940	43,593	175,533	5,521	(40)	(46)	345
Non-Affiliated Class B :
DWS Small Cap Index (AnnuiChoice™)	(3,755)	53,686	72,834	122,765	140,489	(27,384)	(3,266)	(3,466)	106,373	229,138	713,666	942,804	9,893	(2,186)	(283)	7,424
DWS Small Cap Index (AnnuiChoice II™) (September 1)*	(4)	—	73	69	3,500	—	(4)	—	3,496	3,565	—	3,565	327	—	—	327
DWS Small Cap Index (GrandMaster flex3™)	(3,203)	24,183	24,633	45,613	13,219	(33,874)	1,923	(808)	(19,540)	26,073	309,038	335,111	964	(2,466)	67	(1,435)
DWS Small Cap Index (Grandmaster™)	(674)	10,504	7,763	17,593	—	(42,614)	27,556	(2)	(15,060)	2,533	98,060	100,593	—	(3,254)	2,323	(931)
DWS Small Cap Index (IQ3™)	(6,159)	31,662	64,614	90,117	78,247	(181,341)	(20,533)	(1,379)	(125,006)	(34,889)	680,964	646,075	5,624	(12,931)	(2,045)	(9,352)
DWS Small Cap Index (Pinnacle Plus™)	(1,747)	18,445	7,752	24,450	3,239	(16,140)	(24,026)	(236)	(37,163)	(12,713)	180,955	168,242	223	(1,090)	(1,694)	(2,561)
DWS Small Cap Index (IQ Advisor Standard™)	(39)	5	1,851	1,817	—	(44)	24,624	—	24,580	26,397	—	26,397	—	(3)	1,978	1,975

See accompanying notes.

* - 2006 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2007

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA.  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.  In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account.  Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II Portfolios (“JPMorgan Funds”); DWS Scudder  Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”) and the Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Funds”).  The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments,

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  The MFS Funds are managed by Massachusetts Financial Services Company.  J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds.  The investment adviser of the Putnam VT Funds is Putnam Investment Management, LLC.  The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holder’s account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund.  The Separate Account currently has 424 investment divisions available.  The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations.  Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter L of the IRC.  Under the provisions of the policies, Integrity has the  right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recent Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 “Fair Value Measurements” (“Statement 157”).  Statement 157 establishes a framework for measuring values in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements.  Statement 157 is intended to increase consistency and compatibility among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2007 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2007) and the cost of shares held at December 31, 2007 for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$16,598	$15,162	$332,879
Touchstone Aggressive ETF (GrandMaster flex3 ™)	657,018	475,103	2,019,372
Touchstone Aggressive ETF (Grandmaster ™)	8,986	188,470	174,405
Touchstone Aggressive ETF (IQ Annuity ™)	361,139	295,084	3,618,893
Touchstone Aggressive ETF (Pinnacle Plus ™)	46,489	2,820	139,284
Touchstone Aggressive ETF (IQ Advisor Standard ™)	915	151	16,426
Touchstone Balanced (AnnuiChoice ™)	388,988	257,013	2,125,778
Touchstone Balanced (AnnuiChoice II ™)	63,832	765	63,105
Touchstone Balanced (GrandMaster flex3 ™)	184,568	368,909	1,215,819
Touchstone Balanced (Grandmaster ™)	188,584	191,241	441,910
Touchstone Balanced (IQ Annuity ™)	437,707	551,926	1,284,825
Touchstone Balanced (Pinnacle Plus ™)	124,790	291,882	383,015
Touchstone Baron Small Cap (AnnuiChoice ™)	982,792	906,142	2,330,092
Touchstone Baron Small Cap (AnnuiChoice II ™)	119,094	1,828	131,101
Touchstone Baron Small Cap (GrandMaster flex3 ™)	711,383	676,377	1,452,378
Touchstone Baron Small Cap (Grandmaster ™)	101,778	121,753	354,227
Touchstone Baron Small Cap (IQ Annuity ™)	692,092	591,803	3,034,690
Touchstone Baron Small Cap (Pinnacle Plus ™)	390,346	311,910	572,792
Touchstone Baron Small Cap (IQ Advisor Enhanced ™)	770	49	5,043
Touchstone Baron Small Cap (IQ Advisor Standard ™)	73,387	8,370	222,378
Touchstone Conservative ETF (AnnuiChoice ™)	17,854	132,433	811,659
Touchstone Conservative ETF (GrandMaster flex3 ™)	324,074	638,368	1,766,069
Touchstone Conservative ETF (Grandmaster ™)	213,176	379,497	651,003
Touchstone Conservative ETF (IQ Annuity ™)	1,234,782	665,465	1,537,243
Touchstone Conservative ETF (Pinnacle Plus ™)	192,195	5,140	223,326
Touchstone Conservative ETF (IQ Advisor Standard ™)	2,569	764	111,757
Touchstone Core Bond (AnnuiChoice ™)	1,890,899	1,473,395	2,161,501
Touchstone Core Bond (AnnuiChoice II ™)	52,379	15,665	57,610
Touchstone Core Bond (GrandMaster flex3 ™)	314,240	312,767	595,947
Touchstone Core Bond (Grandmaster ™)	173,270	144,682	118,778
Touchstone Core Bond (IQ Annuity ™)	1,550,944	1,264,827	989,029
Touchstone Core Bond (Pinnacle Plus ™)	749,716	390,289	750,264
Touchstone Core Bond (IQ Advisor Standard ™)	292,241	101,794	191,892
Touchstone Eagle Capital Appreciation (AnnuiChoice ™)	872,772	424,342	1,190,927
Touchstone Eagle Capital Appreciation (AnnuiChoice II ™)	99,337	34,585	107,310
Touchstone Eagle Capital Appreciation (GrandMaster flex3 ™)	718,219	441,307	603,019
Touchstone Eagle Capital Appreciation (Grandmaster ™)	153,310	72,108	79,997
Touchstone Eagle Capital Appreciation (IQ Annuity ™)	1,228,075	748,246	752,660
Touchstone Eagle Capital Appreciation (Pinnacle Plus ™)	130,855	71,444	152,645
Touchstone Mid Cap Growth (AnnuiChoice ™)	2,647,702	1,389,431	4,473,239
Touchstone Mid Cap Growth (AnnuiChoice II ™)	863,206	5,503	942,108

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	$3,124,089	$2,060,528	$3,174,317
Touchstone Mid Cap Growth (Grandmaster ™)	420,799	98,376	427,274
Touchstone Mid Cap Growth (IQ Annuity ™)	3,804,117	1,471,571	3,225,117
Touchstone Mid Cap Growth (Pinnacle Plus ™)	493,376	61,875	634,569
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	214,543	139,633	135,008
Touchstone Large Cap Core Equity (AnnuiChoice ™)	95,796	106,493	219,323
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	21,053	17,325	25,673
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	2,091,190	2,204,175	1,390,281
Touchstone Large Cap Core Equity (Grandmaster ™)	9,927	25,826	5,581
Touchstone Large Cap Core Equity (IQ Annuity ™)	1,082,771	775,232	638,035
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	51,173	54,654	143,339
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	170,130	54,656	146,055
Touchstone Enhanced ETF (AnnuiChoice ™)	32,318	33,760	988,645
Touchstone Enhanced ETF (GrandMaster flex3 ™)	347,727	4,787,314	9,099,888
Touchstone Enhanced ETF (Grandmaster ™)	142,988	125,075	1,351,772
Touchstone Enhanced ETF (IQ Annuity ™)	1,024,578	629,186	5,564,036
Touchstone Enhanced ETF (Pinnacle Plus ™)	74,219	4,873	230,241
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	1,295	5,003	34,676
Touchstone Enhanced ETF (IQ Advisor Standard ™)	8,840	321,020	279,417
Touchstone Growth & Income (AnnuiChoice ™)	18,492	46,589	192,608
Touchstone Growth & Income (GrandMaster flex3 ™)	39,172	84,982	100,587
Touchstone Growth & Income (Grandmaster ™)	18,678	7,164	22,275
Touchstone Growth & Income (IQ Annuity ™)	47,701	102,594	311,677
Touchstone Growth & Income (Pinnacle Plus ™)	116,205	96,950	141,895
Touchstone High Yield (AnnuiChoice ™)	119,971	321,612	630,604
Touchstone High Yield (AnnuiChoice II ™)	96,684	1,224	95,452
Touchstone High Yield (GrandMaster flex3 ™)	380,764	581,549	1,065,111
Touchstone High Yield (Grandmaster ™)	188,627	659,488	125,511
Touchstone High Yield (IQ Annuity ™)	839,054	816,855	919,373
Touchstone High Yield (Pinnacle Plus ™)	61,901	14,021	376,496
Touchstone High Yield (IQ Advisor Standard ™)	2,298,934	2,698,822	290,474
Touchstone Moderate ETF (AnnuiChoice ™)	71,935	242,316	3,199,758
Touchstone Moderate ETF (GrandMaster flex3 ™)	849,116	567,329	6,046,870
Touchstone Moderate ETF (Grandmaster ™)	111,665	240,304	613,770
Touchstone Moderate ETF (IQ Annuity ™)	798,738	430,277	2,807,753
Touchstone Moderate ETF (Pinnacle Plus ™)	34,402	36,221	238,933
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	1,009	413	44,806
Touchstone Moderate ETF (IQ Advisor Standard ™)	2,411	769	102,257
Touchstone Money Market (AnnuiChoice ™)	3,209	15,096	59,905
Touchstone Money Market (Grandmaster ™)	8,464,972	7,865,968	6,561,795
Touchstone Money Market (IQ Annuity ™)	3,068,357	2,939,770	581,444
Touchstone Money Market (IQ3 ™)	5,453	35,053	106,357
Touchstone Third Avenue Value (AnnuiChoice ™)	6,097,456	4,506,543	9,832,001
Touchstone Third Avenue Value (AnnuiChoice II ™)	695,755	85,376	654,385
Touchstone Third Avenue Value (GrandMaster flex3 ™)	5,071,534	4,914,247	6,001,226
Touchstone Third Avenue Value (Grandmaster ™)	2,050,541	1,180,781	2,871,715
Touchstone Third Avenue Value (IQ Annuity ™)	3,236,442	4,180,707	7,135,606
Touchstone Third Avenue Value (Pinnacle Plus ™)	1,331,675	959,778	1,985,571

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	$6,550	$33	$6,517
Touchstone Third Avenue Value (IQ Advisor Standard ™)	422,367	63,667	522,128
Touchstone Value Plus (AnnuiChoice ™)	148,448	405,600	706,301
Touchstone Value Plus (AnnuiChoice II ™)	40,065	15,234	45,405
Touchstone Value Plus (GrandMaster flex3 ™)	3,708	47,094	99,177
Touchstone Value Plus (Grandmaster ™)	34,053	6,391	92,331
Touchstone Value Plus (IQ Annuity ™)	195,047	2,385,772	442,873
Touchstone Value Plus (Pinnacle Plus ™)	44,085	1,228	85,942
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	42,991	172,929	465,653
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	61,354	449,985	884,656
JP Morgan Mid Cap Value (Grandmaster ™)	7,029	127,057	84,364
JP Morgan Mid Cap Value (IQ3 ™)	20,948	97,405	327,969
JP Morgan Mid Cap Value (Pinnacle Plus ™)	21,235	46,911	344,846
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	2,852,865	6,102,255	20,925,915
Fidelity VIP Growth (Grandmaster ™)	373,834	5,574,759	10,150,463
Fidelity VIP High Income (Grandmaster ™)	3,111,910	3,656,481	4,334,350
Fidelity VIP II Asset Manager (Grandmaster ™)	1,561,863	2,883,955	10,428,125
Fidelity VIP II Contrafund (Grandmaster ™)	7,296,775	6,624,986	26,767,109
Fidelity VIP II Index 500 (Grandmaster ™)	415,802	3,356,325	7,395,079
Fidelity VIP II Index 500 (IQ Annuity ™)	34,117	193,994	565,539
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	1,104,373	247,366	856,288
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	80,140	628	79,514
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	1,679,356	3,996,502	5,641,552
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	1,869,281	582,209	1,287,692
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,678,828	762,107	2,283,996
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	311,357	42,771	268,580
Fidelity VIP III Balanced (Grandmaster ™)	379,387	896,674	1,307,087
Fidelity VIP III Growth & Income (Grandmaster ™)	312,749	1,089,274	3,600,088
Fidelity VIP III Growth Opportunities (Grandmaster ™)	239,075	744,066	1,128,618
Fidelity VIP Overseas (AnnuiChoice ™)	486,157	115,938	372,084
Fidelity VIP Overseas (AnnuiChoice II ™)	145,278	41,162	106,698
Fidelity VIP Overseas (Grandmaster ™)	1,380,721	3,525,546	4,966,540
Fidelity VIP Overseas (Grandmaster flex3 ™)	666,682	393,964	277,007
Fidelity VIP Overseas (IQ Annuity ™)	394,281	35,512	359,907
Fidelity VIP Overseas (Pinnacle Plus ™)	453,757	104,488	348,881
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	194,856	50,034	363,333
Touchstone Aggressive ETF (Annuichoice II ™)	440,118	291,055	175,377
Touchstone Aggressive ETF (Grandmaster flex3 ™)	175,929	34,536	141,342
Touchstone Aggressive ETF (IQ Advisor Standard ™)	45,694	42,606	203
Touchstone Aggressive ETF (Pinnacle Plus ™)	68,681	385	68,297
Touchstone Conservative ETF (Annuichoice ™)	486,796	419,532	221,692
Touchstone Conservative ETF (Annuichoice II ™)	91,565	11,703	85,283
Touchstone Conservative ETF (GrandMaster flex3 ™)	93,523	16,601	77,298
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™)	103,841	48,007	58,059
Touchstone Conservative ETF (Pinnacle Plus ™)	24,764	938	23,839

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated Service Class (continued):
Touchstone Enhanced ETF (Annuichoice ™)	$314,996	$110,610	$379,064
Touchstone Enhanced ETF (Annuichoice II ™)	237,629	149,147	87,531
Touchstone Enhanced ETF (GrandMaster flex3 ™)	418,746	51,064	367,957
Touchstone Enhanced ETF (Pinnacle Plus ™)	366,744	16,957	349,593
Touchstone GMAB Aggressive (AnnuiChoice II ™)	109,451	4,827	104,932
Touchstone GMAB Conservative (AnnuiChoice ™)	11,569	19	11,550
Touchstone GMAB Conservative (AnnuiChoice II ™)	235,003	9,808	225,396
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	701	606	34,473
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	74,008	46,831	25,394
Touchstone Moderate ETF (AnnuiChoice ™)	432,486	59,351	686,398
Touchstone Moderate ETF (AnnuiChoice II ™)	431,857	194,788	255,302
Touchstone Moderate ETF (GrandMaster flex3 ™)	3,851,252	29,238	3,822,351
Touchstone Moderate ETF (IQ Advisor Standard ™)	16,347	4	16,343
Touchstone Moderate ETF (Pinnacle Plus ™)	131,478	34,238	97,634
Touchstone Money Market (AnnuiChoice ™)	16,519,798	18,103,355	4,002,352
Touchstone Money Market (AnnuiChoice II ™)	995,765	737,383	399,086
Touchstone Money Market (GrandMaster flex3 ™)	5,851,187	4,564,702	3,164,240
Touchstone Money Market (IQ Annuity ™)	17,798,468	18,470,483	5,358,407
Touchstone Money Market (Pinnacle Plus ™)	3,666,177	2,499,372	1,496,646
Touchstone Money Market (IQ Advisor Standard ™)	5,081,753	4,105,929	1,242,471
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	118,045	399,370	952,784
Fidelity VIP Growth (IQ Annuity ™)	5,273	201,069	402,207
Fidelity VIP High Income (IQ Annuity ™)	416,354	792,290	297,768
Fidelity VIP II Asset Manager (IQ Annuity ™)	40,825	54,553	207,672
Fidelity VIP II Contrafund (IQ Annuity ™)	1,266,635	1,101,973	2,584,475
Fidelity VIP III Balanced (IQ Annuity ™)	10,897	16,769	135,264
Fidelity VIP III Growth & Income (IQ Annuity ™)	16,569	48,296	216,311
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	61,245	107,606	70,198
Fidelity VIP III Mid Cap (Grandmaster ™)	843,558	5,677,726	3,423,713
Fidelity VIP III Mid Cap (IQ Annuity ™)	255,578	774,057	1,482,011
Fidelity VIP Overseas (IQ Annuity ™)	61,849	137,760	138,851
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice ™)	138,707	190,221	395,269
Fidelity VIP Asset Manager (AnnuiChoice II ™)	1,255	6	1,249
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	60,585	72,882	271,568
Fidelity VIP Asset Manager (IQ3 ™)	128,311	168,182	406,516
Fidelity VIP Asset Manager (Pinnacle Plus ™)	181,007	55,643	229,019
Fidelity VIP Balanced (AnnuiChoice ™)	366,426	372,029	1,438,834
Fidelity VIP Balanced (AnnuiChoice II ™)	53,274	157	53,488
Fidelity VIP Balanced (GrandMaster flex3 ™)	129,888	115,942	442,344
Fidelity VIP Balanced (Grandmaster ™)	1,741,904	80,566	1,661,954
Fidelity VIP Balanced (IQ3 ™)	288,176	139,292	838,103
Fidelity VIP Balanced (Pinnacle Plus ™)	96,537	21,433	141,371
Fidelity VIP Balanced (IQ Advisor Standard ™)	174,744	268	174,485
Fidelity VIP Contrafund (AnnuiChoice ™)	5,774,926	3,260,859	11,349,562
Fidelity VIP Contrafund (AnnuiChoice II ™)	618,825	29,107	678,171
Fidelity VIP Contrafund (GrandMaster flex3 ™)	7,428,654	7,933,902	8,893,295

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ3 ™)	$3,093,267	$2,656,900	$7,801,023
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,185,647	599,168	2,428,718
Fidelity VIP Contrafund (IQ Advisor Standard ™)	44,947	31,072	181,880
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	507,152	233,510	273,723
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	4,557	50	4,505
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	391,438	274,760	109,621
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	129,090	33,196	94,219
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	431,850	165,135	266,884
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	31,871	369	31,490
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	456,141	458,358	143,560
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	7,639	42	7,888
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	101,285	24,988	137,130
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	101,727	41,179	165,532
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	51,751	57,702	3,742
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	32,427	7,155	116,217
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard ™)	3,832	192	33,519
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,065,530	670,933	4,062,368
Fidelity VIP Equit-Income (AnnuiChoice II ™)	184,842	1,581	183,892
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	330,979	980,167	943,454
Fidelity VIP Equity-Income (IQ3 ™)	691,645	2,193,858	2,281,464
Fidelity VIP Equity-Income (Pinnacle Plus ™)	215,578	31,397	556,245
Fidelity Freedom 2010 (AnnuiChoice ™)	70,430	923	69,492
Fidelity Freedom 2010 (AnnuiChoice II ™)	42,074	351	41,721
Fidelity Freedom 2010 (GrandMaster ™)	28,582	24	28,558
Fidelity Freedom 2010 (GrandmMaster flex3 ™)	94,372	51,116	41,785
Fidelity Freedom 2010 (IQ Annuity ™)	82,935	268	82,673
Fidelity Freedom 2010 (Pinnacle Plus ™)	25,776	73	25,703
Fidelity Freedom 2015 (AnnuiChoice II ™)	90,336	2,659	87,666
Fidelity Freedom 2015 (IQ Annuity ™)	75,179	118	75,063
Fidelity Freedom 2015 (Pinnacle Plus ™)	47,303	127	47,179
Fidelity Freedom 2020 (AnnuiChoice ™)	333,240	47,163	287,569
Fidelity Freedom 2020 (AnnuiChoice II ™)	25,715	53	25,663
Fidelity Freedom 2020 (Pinnacle Plus ™)	26,993	75	26,918
Fidelity Freedom 2025 (AnnuiChoice II ™)	70,474	337	70,145
Fidelity Freedom 2025 (Pinnacle Plus ™)	25,786	73	25,713
Fidelity Freedom 2030 (IQ Annuity ™)	1,047	9	1,038
Fidelity Freedom 2030 (Pinnacle Plus ™)	24,704	74	24,630
Fidelity VIP Growth & Income (AnnuiChoice ™)	300,122	159,277	1,125,070
Fidelity VIP Growth & Income (AnnuiChoice II ™)	40,701	309	40,407
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	154,190	231,780	324,388
Fidelity VIP Growth & Income (IQ3 ™)	312,242	354,521	780,792
Fidelity VIP Growth & Income (Pinnacle Plus ™)	50,028	22,576	345,609
Fidelity VIP Growth (AnnuiChoice ™)	896,323	692,554	1,689,566
Fidelity VIP Growth (AnnuiChoice II ™)	992	91	4,775
Fidelity VIP Growth (GrandMaster ™)	1,361,276	596,301	840,548
Fidelity VIP Growth (GrandMaster flex3 ™)	885,317	745,802	898,216
Fidelity VIP Growth (IQ3 ™)	1,594,476	785,089	1,854,768
Fidelity VIP Growth (Pinnacle Plus ™)	100,520	20,242	154,769

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	$776,137	$481,520	$412,778
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	73,197	30,514	81,728
Fidelity VIP Growth Opportunities (IQ3 ™)	963,926	118,233	963,619
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	296,713	108,484	237,445
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	189,400	33,166	155,168
Fidelity VIP Growth (IQ Advisor Standard ™)	180,683	34,770	145,362
Fidelity VIP High Income (AnnuiChoice ™)	594,699	1,195,552	756,306
Fidelity VIP High Income (AnnuiChoice II ™)	2,974	21	2,953
Fidelity VIP High Income (GrandMaster flex3 ™)	2,272,056	3,357,701	968,434
Fidelity VIP High Income (IQ3 ™)	1,575,604	2,477,524	703,067
Fidelity VIP High Income (Pinnacle Plus ™)	125,224	42,177	203,990
Fidelity VIP High Income (IQ Advisor Standard ™)	49,115	86,707	18,805
Fidelity VIP Index 500 (AnnuiChoice ™)	1,580,181	524,875	2,282,963
Fidelity VIP Index 500 (IQ3 ™)	2,581,164	1,666,139	1,923,020
Fidelity VIP Index 500 (AnnuiChoice II ™)	177,088	12,194	165,102
Fidelity VIP Index 500 (Grandmaster ™)	2,510,049	291,334	2,220,441
Fidelity VIP Index 500 (Grandmaster flex3 ™)	1,118,101	334,233	788,269
Fidelity VIP Index 500 (IQ Advisor Standard ™)	267,404	979	266,432
Fidelity VIP Index 500 (Pinnacle Plus ™)	430,178	5,371	444,634
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	937,220	999,263	5,730,453
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	428,370	17,316	410,458
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,911,284	671,165	1,249,133
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	2,042,213	1,067,782	1,896,209
Fidelity VIP Investment Grade Bond (IQ3 ™)	1,019,378	1,019,443	4,310,664
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	210,074	104,112	707,007
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	219,217	95,957	185,721
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,788,036	2,635,996	5,654,157
Fidelity VIP Mid Cap (AnnuiChoice II ™)	283,101	37,041	319,635
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	2,232,599	3,747,181	3,184,108
Fidelity VIP Mid Cap (Grandmaster ™)	4,147,753	661,919	3,533,672
Fidelity VIP Mid Cap (IQ Annuity ™)	1,696,848	2,726,991	3,083,787
Fidelity VIP Mid Cap (Pinnacle Plus ™)	638,519	407,703	1,429,109
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	1,229	106	10,947
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	86,299	94,640	67,246
Fidelity VIP Overseas (AnnuiChoice ™)	2,443,788	676,353	2,814,273
Fidelity VIP Overseas (AnnuiChoice II ™)	114,418	13,865	123,912
Fidelity VIP Overseas (GrandMaster ™)	2,006,355	525,484	1,506,472
Fidelity VIP Overseas (GrandMaster flex3 ™)	2,556,732	2,069,803	1,310,894
Fidelity VIP Overseas (IQ3 ™)	3,240,408	1,471,205	2,608,685
Fidelity VIP Overseas (Pinnacle Plus ™)	1,102,338	252,202	1,119,916
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	1,922	167	14,593
Fidelity VIP Overseas (IQ Advisor Standard ™)	499,820	111,853	524,151

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	$84,885	$88,627	$406,667
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	18,911	16,266	24,384
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	150,898	542,504	234,931
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	74,789	207,917	278,559
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	550,260	1,455,727	1,628,542
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	173,009	53,182	154,623
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	367,157	1,623,534	1,020,323
Van Kampen UIF U.S. Real Estate (IQ3 ™)	1,290,253	2,083,052	1,401,226
Non-Affiliated Class 2
Franklin Foreign Securities (IQ Annuity ™)	923,828	607,221	1,876,034
Franklin Growth and Income Securities (AnnuiChoice ™)	5,272,624	1,042,372	5,782,414
Franklin Growth and Income Securities (AnnuiChoice II ™)	97,133	22,699	97,391
Franklin Growth and Income Securities (GrandMaster flex3 ™)	2,721,996	1,215,656	2,152,242
Franklin Growth and Income Securities (Grandmaster ™)	1,941,395	710,497	1,842,037
Franklin Growth and Income Securities (IQ Annuity ™)	6,097,452	2,165,210	4,781,605
Franklin Growth and Income Securities (Pinnacle Plus ™)	1,311,555	351,924	1,325,889
Franklin Growth and Income Securities (IQ Advisor Standard ™)	4,285	47	4,233
Franklin Income Securities (AnnuiChoice ™)	3,109,583	3,988,431	6,836,825
Franklin Income Securities (AnnuiChoice II ™)	554,802	121,257	651,545
Franklin Income Securities (GrandMaster flex3 ™)	2,009,734	1,791,519	6,247,090
Franklin Income Securities (Grandmaster ™)	1,069,924	1,669,613	5,813,814
Franklin Income Securities (IQ Annuity ™)	4,160,189	3,499,606	7,902,343
Franklin Income Securities (Pinnacle Plus ™)	1,322,203	1,114,517	2,718,268
Franklin Income Securities (IQ Advisor Enhanced ™)	431	87	9,357
Franklin Income Securities (IQ Advisor Standard ™)	4,354	47	4,304
Franklin Large Cap Growth Securities (AnnuiChoice ™)	650,756	645,386	380,987
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	41,621	134	44,057
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	2,469,335	2,484,039	384,761
Franklin Large Cap Growth Securities (Grandmaster ™)	22,381	54,735	58,377
Franklin Large Cap Growth Securities (IQ Annuity ™)	1,168,755	727,165	673,984
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	48,586	58,290	232,349
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	75,425	10,382	64,557
Franklin Mutual Shares Securities (AnnuiChoice ™)	4,257,942	4,111,512	4,517,928
Franklin Mutual Shares Securities (AnnuiChoice II ™)	311,685	23,258	329,104
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	1,744,594	1,337,753	4,279,366
Franklin Mutual Shares Securities (IQ Annuity ™)	2,367,235	2,224,064	3,013,839
Franklin Mutual Shares Securities (Pinnacle Plus ™)	1,217,909	907,173	2,005,721
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	523,201	217,804	433,114
Franklin Mutual Shares Securities(Grandmaster ™)	4,072,189	1,236,640	5,302,467
Franklin Small Cap Value Securities (Annuichoice ™)	24,207	92	24,112
Franklin Small Cap Value Securities (Annuichoice II ™)	32,782	321	32,446
Franklin Small Cap Value Securities (Grandmaster ™)	31,128	19,132	9,070
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	5,183	21	5,161
Franklin Small Cap Value Securities (IQ Annuuity ™)	652,324	617,934	644
Franklin Small Cap Value Securities (Pinnacle Plus ™)	12,438	39	12,397
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	1,476,055	864,203	2,220,238
Templeton Foriegn Securities Fund (Grandmaster ™)	458,128	309,921	688,340
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	261,833	197,798	406,550
Templeton Foreign Securities Fund (AnnuiChoice ™)	945,211	410,314	2,122,785
Templeton Foreign Securities Fund (AnnuiChoice II ™)	119,678	21,762	154,061
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	255,522	217,538	97,186
Templeton Growth Securities (AnnuiChoice ™)	2,520,369	4,357,181	1,699,798
Templeton Growth Securities (AnnuiChoice II ™)	224,892	15,224	229,523

Separate Account I

of

Integrity Life Insurance Company

notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (GrandMaster flex3 ™)	$1,066,727	$1,513,089	$2,252,359
Templeton Growth Securities (Grandmaster ™)	740,212	4,181,167	1,141,612
Templeton Growth Securities (IQ Annuity ™)	3,277,745	3,710,833	1,989,158
Templeton Growth Securities (Pinnacle Plus ™)	632,663	708,595	981,319
Van Kampen LIT Comstock (AnnuiChoice ™)	178,400	404,090	851,157
Van Kampen LIT Comstock (AnnuiChoice II ™)	53,986	1,084	56,889
Van Kampen LIT Comstock (GrandMaster flex3 ™)	153,734	570,025	644,090
Van Kampen LIT Comstock (Grandmaster ™)	35,536	193,064	249,585
Van Kampen LIT Comstock (IQ Annuity ™)	412,673	710,419	1,108,554
Van Kampen LIT Comstock (Pinnacle Plus ™)	79,933	80,938	302,337
Van Kampen LIT Strategic Growth (AnnuiChoice ™)	435,911	351,599	130,069
Van Kampen LIT Strategic Growth (AnnuiChoice II ™)	995	130	7,636
Van Kampen LIT Strategic Growth (GrandMaster flex3 ™)	28,023	36,853	85,527
Van Kampen LIT Strategic Growth (Grandmaster ™)	—	12,119	9,071
Van Kampen LIT Strategic Growth (IQ Annuity ™)	243,425	183,467	66,524
Van Kampen LIT Strategic Growth (Pinnacle Plus ™)	59,541	47,297	28,480
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	136,241	7,203	128,958
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	53,777	3,699	49,953
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	135,250	83,618	326,208
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	604,951	44,217	554,968
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	450,255	116,558	437,367
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	130,109	39,605	223,098
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	23,716	2,486	21,014
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	1,281,159	690,279	1,594,945
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	36,808	6,721	36,009
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	641,595	453,626	1,078,655
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	362,342	241,661	520,558
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	2,214,963	708,761	2,609,543
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	636,057	344,681	638,727
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	149,305	42,166	129,778
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	611,166	102,040	489,314
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™)	84,542	11,803	70,692
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	383,188	294,261	738,482
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	459,622	724,130	730,915
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	705,436	79,361	607,771
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	709,127	846,533	614,878
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	277,761	92,256	344,447
Non-Affiliated Class B
DWS Small Cap Index (AnnuiChoice ™)	118,405	216,517	761,431
DWS Small Cap Index (AnnuiChoice II ™)	23,049	149	26,396
DWS Small Cap Index (GrandMaster flex3 ™)	57,291	197,531	173,209
DWS Small Cap Index (Grandmaster ™)	93,651	35,515	152,518
DWS Small Cap Index (IQ3 ™)	917,933	1,008,723	543,850
DWS Small Cap Index (Pinnacle Plus ™)	64,631	29,474	184,331

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3.  Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.  Eight contracts are currently offered by the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus and ETF easyAnnuity.  GrandMaster flex3, AnnuiChoice, AnnuiChoice II and Pinnacle Plus have a deferred sales load charge.  IQ Annuity, IQ3, IQ Advisor ( Standard or Enhanced) and ETF easyAnnuity have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets. AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15%, Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses.  IQ Advisor Standard, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses.  The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses.  ETF EasyAnnuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster flex3, an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any participation year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. The charges for riders are deducted on a quarterly anniversary day.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2007 and 2006).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)
	2007	29		$12.45	$362	1.93%	1.00%	4.08%
	2006	30		11.96	359	1.69%	1.00%	12.39%
	2005	17		10.64	176	0.00%	1.00%	3.59%
	2004	—	*	10.27	2	7.53%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3™)
	2007	178		12.23	2,178	1.86%	1.55%	3.50%
	2006	167		11.82	1,974	1.30%	1.55%	11.77%
	2005	243		10.58	2,575	0.00%	1.55%	3.01%
	2004	2		10.27	17	8.37%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster™)
	2007	16		12.31	196	1.23%	1.35%	3.72%
	2006	30		11.87	361	1.38%	1.35%	11.99%
	2005	35		10.60	373	0.00%	1.35%	3.22%
	2004	11		10.27	114	11.40%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity™)
	2007	323		12.27	3,966	1.95%	1.45%	3.56%
	2006	328		11.85	3,887	1.41%	1.45%	11.88%
	2005	332		10.59	3,514	0.00%	1.45%	3.12%
	2004	—	*	10.27	5	9.21%	1.45%	2.70%
Touchstone Aggressive ETF (Pinnacle Plus™)
	2007	12		12.19	150	2.03%	1.67%	3.37%
	2006	9		11.79	106	1.64%	1.67%	11.63%
	2005	7		10.56	78	0.00%	1.67%	2.89%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Standard™)
	2007	2	$13.28	$20	1.97%	0.60%	4.51%
	2006	2	12.71	19	1.18%	0.60%	12.84%
	2005	2	11.27	25	0.00%	0.60%	4.00%
	2004	2	10.83	16	1.76%	0.60%	8.30%
Touchstone Balanced (AnnuiChoice™)
	2007	147	14.41	2,117	5.38%	1.00%	4.40%
	2006	151	13.80	2,077	1.74%	1.00%	9.80%
	2005	165	12.57	2,073	1.44%	1.00%	5.55%
	2004	183	11.91	2,179	0.83%	1.00%	8.57%
	2003	169	10.97	1,848	0.74%	1.00%	20.42%
Touchstone Balanced (AnnuiChoice II™ )
	2007	5	11.01	59	8.41%	1.55%	10.15%
Touchstone Balanced (GrandMaster flex3™)
	2007	82	13.98	1,146	4.65%	1.55%	3.80%
	2006	102	13.47	1,370	1.94%	1.55%	9.19%
	2005	91	12.33	1,127	1.46%	1.55%	4.97%
	2004	86	11.75	1,012	1.24%	1.55%	7.90%
	2003	27	10.89	295	1.06%	1.55%	19.80%
Touchstone Balanced (Grandmaster™)
	2007	32	12.96	416	4.71%	1.35%	4.06%
	2006	35	12.45	431	2.10%	1.35%	9.41%
	2005	18	11.38	200	2.01%	1.35%	5.18%
	2004	5	10.82	55	3.54%	1.35%	8.20%
Touchstone Balanced (IQ Annuity™)
	2007	85	14.08	1,202	4.95%	1.45%	3.94%
	2006	100	13.55	1,360	1.77%	1.45%	9.30%
	2005	120	12.40	1,486	1.32%	1.45%	5.07%
	2004	138	11.80	1,627	1.11%	1.45%	8.06%
	2003	78	10.92	851	0.64%	1.45%	19.87%
Touchstone Balanced (Pinnacle Plus™)
	2007	25	14.00	353	4.24%	1.67%	3.69%
	2006	39	13.50	525	2.20%	1.67%	9.06%
	2005	20	12.38	244	1.36%	1.67%	4.84%
	2004	20	11.80	232	1.03%	1.67%	7.76%
	2003	2	10.95	18	0.00%	1.67%	9.50%
Touchstone Baron Small Cap (AnnuiChoice™)
	2007	123	18.25	2,252	0.00%	1.00%	1.70%
	2006	134	17.94	2,398	0.00%	1.00%	17.09%
	2005	157	15.32	2,411	0.00%	1.00%	6.62%
	2004	172	14.37	2,467	0.00%	1.00%	26.61%
	2003	174	11.35	1,974	0.00%	1.00%	32.13%
Touchstone Baron Small Cap (AnnuiChoice II™ )
	2007	10	11.47	113	0.00%	1.15%	1.60%
	2006	1	11.29	14	0.00%	1.15%	0.00%
Touchstone Baron Small Cap (GrandMaster flex3™)
	2007	83	16.49	1,376	0.00%	1.55%	1.17%
	2006	91	16.30	1,476	0.00%	1.55%	16.44%
	2005	82	14.00	1,149	0.00%	1.55%	6.03%
	2004	78	13.20	1,026	0.00%	1.55%	25.83%
	2003	64	10.49	670	0.00%	1.55%	31.29%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Grandmaster™)
	2007	22		$14.81	$330	0.00%	1.35%	1.35%
	2006	26		14.61	387	0.00%	1.35%	16.67%
	2005	34		12.52	423	0.00%	1.35%	6.24%
	2004	11		11.79	128	0.00%	1.35%	17.90%
Touchstone Baron Small Cap (IQ Annuity™)
	2007	180		17.79	3,208	0.00%	1.45%	1.24%
	2006	195		17.57	3,427	0.00%	1.45%	16.56%
	2005	233		15.07	3,517	0.00%	1.45%	6.13%
	2004	183		14.20	2,593	0.00%	1.45%	26.00%
	2003	167		11.27	1,882	0.00%	1.45%	31.51%
Touchstone Baron Small Cap (Pinnacle Plus™)
	2007	30		17.26	509	0.00%	1.67%	1.06%
	2006	28		17.08	486	0.00%	1.67%	16.30%
	2005	27		14.69	391	0.00%	1.67%	5.90%
	2004	18		13.87	249	0.00%	1.67%	25.63%
	2003	2		11.04	21	0.00%	1.67%	10.40%
Touchstone Baron Small Cap (IQ Advisor Enhanced™)’’
	2007	—	*	15.77	6	0.00%	0.80%	1.93%
	2006	—	*	15.47	6	0.00%	0.80%	17.32%
	2005	—	*	13.19	5	0.00%	0.80%	6.83%
	2004	—	*	12.34	5	0.00%	0.80%	23.40%
Touchstone Baron Small Cap (IQ Advisor Standard™)
	2007	14		15.89	216	0.00%	1.00%	2.15%
	2006	11		15.56	175	0.00%	0.60%	17.56%
	2005	7		13.24	95	0.00%	0.60%	7.04%
	2004	5		12.37	62	0.00%	0.60%	23.70%
Touchstone Conservative ETF (AnnuiChoice™)
	2007	77		11.65	894	1.77%	1.00%	4.71%
	2006	88		11.13	976	0.91%	1.00%	7.07%
	2005	70		10.40	727	0.00%	1.00%	2.30%
	2004	10		10.16	101	19.75%	1.00%	1.60%
Touchstone Conservative ETF (GrandMaster flex3™)
	2007	162		11.45	1,850	1.59%	1.55%	4.13%
	2006	189		11.00	2,081	1.65%	1.55%	6.48%
	2005	55		10.33	572	0.00%	1.55%	1.73%
	2004	6		10.16	62	74.95%	1.55%	1.60%
Touchstone Conservative ETF (Grandmaster™)
	2007	59		11.53	678	1.42%	1.35%	4.31%
	2006	73		11.05	810	1.47%	1.35%	6.69%
	2005	21		10.36	216	0.00%	1.35%	1.93%
Touchstone Conservative ETF (IQ Annuity™)
	2007	137		11.49	1,573	2.15%	1.45%	4.17%
	2006	85		11.03	939	0.84%	1.45%	6.58%
	2005	80		10.34	823	0.00%	1.45%	1.83%
Touchstone Conservative ETF (Pinnacle Plus™)
	2007	20		11.41	232	2.04%	1.67%	4.02%
	2006	3		10.97	38	1.02%	1.67%	6.35%
	2005	2		10.32	24	0.00%	1.67%	1.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (IQ Advisor Standard™)	2007	11	$12.18	$129	1.80%	0.60%	5.16%
	2006	11	11.58	122	0.83%	0.60%	7.50%
	2005	11	10.78	114	0.00%	0.60%	2.71%
Touchstone Core Bond (AnnuiChoice™)
	2007	169	12.59	2,129	5.62%	1.00%	4.43%
	2006	142	12.06	1,708	3.99%	1.00%	3.02%
	2005	166	11.71	1,940	0.00%	1.00%	0.67%
	2004	184	11.63	2,136	3.68%	1.00%	2.20%
	2003	224	11.38	2,549	3.30%	1.00%	2.52%
Touchstone Core Bond (AnnuiChoice II™)
	2007	5	10.59	56	10.48%	1.15%	4.22%
	2006	2	10.16	20	28.27%	1.15%	0.00%
Touchstone Core Bond (GrandMaster flex3™)
	2007	51	11.57	592	4.46%	1.55%	3.77%
	2006	53	11.15	586	3.64%	1.55%	2.45%
	2005	65	10.88	708	0.00%	1.55%	0.11%
	2004	77	10.87	842	3.95%	1.55%	1.68%
	2003	83	10.69	892	5.37%	1.55%	1.91%
Touchstone Core Bond (Grandmaster™)
	2007	11	11.01	118	4.16%	1.35%	4.05%
	2006	8	10.58	88	4.63%	1.35%	2.65%
	2005	7	10.31	74	0.00%	1.35%	0.31%
	2004	2	10.28	18	70.57%	1.35%	2.80%
Touchstone Core Bond (IQ Annuity™)
	2007	81	12.05	978	4.55%	1.45%	3.91%
	2006	58	11.60	675	3.08%	1.45%	2.55%
	2005	86	11.31	971	0.00%	1.45%	0.21%
	2004	80	11.29	905	3.27%	1.45%	1.80%
	2003	103	11.09	1,137	2.13%	1.45%	2.02%
Touchstone Core Bond (Pinnacle Plus™)
	2007	69	10.75	740	6.53%	1.67%	3.66%
	2006	37	10.37	383	4.60%	1.67%	2.32%
	2005	27	10.13	269	0.00%	1.67%	(0.01)%
	2004	22	10.13	219	5.10%	1.67%	1.50%
	2003	3	9.98	34	0.00%	1.67%	(0.20)%
Touchstone Core Bond (IQ Advisor Standard™)
	2007	17	11.12	187	22.81%	1.00%	11.24%
Touchstone Eagle Capital Appreciation (AnnuiChoice™)
	2007	128	9.63	1,230	0.67%	1.00%	(0.13)%
	2006	83	9.64	804	0.85%	1.00%	15.62%
	2005	94	8.34	784	0.09%	1.00%	(0.91)%
	2004	103	8.42	871	0.72%	1.00%	13.78%
	2003	203	7.40	1,504	0.15%	1.00%	30.97%
Touchstone Eagle Capital Appreciation (AnnuiChoice II™)
	2007	9	10.83	102	0.78%	1.15%	(0.30)%
	2006	4	10.86	41	5.33%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)
	2007	46	$12.62	$576	0.62%	1.55%	(0.73)%
	2006	25	12.71	320	0.82%	1.55%	14.98%
	2005	28	11.05	312	0.07%	1.55%	(1.46)%
	2004	45	11.22	506	0.95%	1.55%	13.22%
	2003	48	9.91	476	0.18%	1.55%	30.22%
Touchstone Eagle Capital Appreciation (Grandmaster™)
	2007	6	12.92	76	0.67%	1.45%	29.23%
Touchstone Eagle Capital Appreciation (IQ Annuity™)
	2007	76	9.42	715	0.59%	1.45%	(0.61)%
	2006	30	9.48	283	0.71%	1.45%	15.10%
	2005	45	8.24	373	0.08%	1.45%	(1.36)%
	2004	51	8.35	423	0.59%	1.45%	13.30%
	2003	77	7.37	569	0.17%	1.45%	30.21%
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)
	2007	11	14.02	153	0.78%	1.67%	(0.82)%
	2006	7	14.14	99	0.72%	1.67%	14.84%
	2005	10	12.31	117	0.07%	1.67%	(1.58)%
	2004	14	12.51	170	1.13%	1.67%	13.01%
	2003	2	11.07	24	0.00%	1.67%	10.70%
Touchstone Emerging Growth (AnnuiChoice™)
	2007	232	18.01	4,179	3.69%	1.00%	13.25%
	2006	198	15.90	3,146	0.00%	1.00%	15.02%
	2005	192	13.82	2,648	4.67%	1.00%	14.15%
	2004	238	12.11	2,881	1.99%	1.00%	11.00%
	2003	226	10.91	2,465	0.00%	1.00%	45.66%
Touchstone Emerging Growth (AnnuiChoice II™)
	2007	70	12.24	859	4.99%	1.15%	13.16%
	2006	8	10.82	85	0.00%	1.15%	0.00%
Touchstone Emerging Growth (GrandMaster flex3™)
	2007	154	17.87	2,760	5.28%	1.55%	12.61%
	2006	121	15.87	1,925	0.00%	1.55%	14.38%
	2005	113	13.87	1,562	4.65%	1.55%	13.51%
	2004	179	12.22	2,189	2.48%	1.55%	10.29%
	2003	133	11.08	1,472	0.00%	1.55%	45.03%
Touchstone Emerging Growth (Grandmaster™)
	2007	24	15.81	381	4.47%	1.35%	12.84%
	2006	7	14.01	100	0.00%	1.35%	14.61%
	2005	16	12.22	191	15.22%	1.35%	13.74%
	2004	3	10.74	33	5.29%	1.35%	7.40%
Touchstone Emerging Growth (IQ Annuity™)
	2007	157	18.18	2,846	4.74%	1.45%	12.76%
	2006	52	16.12	843	0.00%	1.45%	14.50%
	2005	63	14.08	885	5.27%	1.45%	13.63%
	2004	73	12.39	899	1.82%	1.45%	10.43%
	2003	53	11.22	593	0.00%	1.45%	45.15%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Emerging Growth (Pinnacle Plus™)
	2007	31		$18.57	$585	4.44%	1.67%	12.50%
	2006	13		16.51	207	0.00%	1.67%	14.24%
	2005	25		14.45	357	7.39%	1.67%	13.38%
	2004	13		12.75	163	2.60%	1.67%	10.20%
	2003	2		11.57	25	0.00%	1.67%	15.70%
Touchstone Emerging Growth (IQ Advisor Standard™)
	2007	7		16.35	114	4.54%	0.60%	13.76%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Large Cap Core Equity (AnnuiChoice™)
	2007	19		12.23	229	2.80%	1.00%	4.23%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	21		9.36	196	0.00%	1.00%	(4.02)%
	2004	31		9.75	301	3.05%	1.00%	4.17%
	2003	17		9.36	157	1.35%	1.00%	30.54%
Touchstone Large Cap Core Equity (AnnuiChoice II™)
	2007	2		11.42	25	2.73%	1.15%	4.07%
	2006	2		10.97	21	15.02%	1.15%	0.00%
Touchstone Large Cap Core Equity (GrandMaster flex3™)
	2007	104		12.80	1,332	4.09%	1.55%	3.71%
	2006	118		12.34	1,452	3.88%	1.55%	24.62%
	2005	150		9.91	1,488	0.00%	1.55%	(4.55)%
	2004	134		10.38	1,393	3.86%	1.55%	3.59%
	2003	72		10.02	720	2.28%	1.55%	29.79%
Touchstone Large Cap Core Equity (Grandmaster™)
	2007	—	*	13.14	6	1.97%	1.35%	3.87%
	2006	2		12.65	21	3.97%	1.35%	24.87%
	2005	2		10.13	21	0.00%	1.35%	(4.36)%
	2004	3		10.59	30	4.36%	1.35%	5.90%
Touchstone Large Cap Core Equity (IQ Annuity™)
	2007	49		12.13	600	3.41%	1.45%	3.74%
	2006	28		11.69	327	3.39%	1.45%	24.75%
	2005	28		9.37	263	0.00%	1.45%	(4.46)%
	2004	23		9.80	224	2.65%	1.45%	3.59%
	2003	22		9.46	212	3.41%	1.45%	29.95%
Touchstone Large Cap Core Equity (Pinnacle Plus™)
	2007	11		14.15	153	2.88%	1.67%	3.54%
	2006	11		13.67	151	3.85%	1.67%	24.47%
	2005	5		10.98	50	0.00%	1.67%	(4.67)%
	2004	11		11.52	125	3.41%	1.67%	3.41%
Touchstone Large Cap Core Equity (IQ Advisor Standard™)
	2007	10		13.10	135	4.42%	0.60%	4.70%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Enhanced ETF (AnnuiChoice™)
	2007	87		12.97	1,127	2.00%	1.00%	3.02%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	68		11.02	748	0.00%	1.00%	4.96%
	2004	—	*	10.50	3	6.47%	1.00%	5.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3™)
	2007	777		$12.75	$9,898	1.71%	1.55%	2.38%
	2006	1,126		12.45	14,019	0.79%	1.55%	13.60%
	2005	537		10.96	5,888	0.00%	1.55%	4.38%
Touchstone Enhanced ETF (Grandmaster™)
	2007	116		12.83	1,486	2.02%	1.35%	2.62%
	2006	116		12.50	1,452	1.00%	1.35%	13.83%
	2005	42		10.98	463	0.00%	1.35%	4.59%
	2004	2		10.50	23	3.56%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity™)
	2007	487		12.79	6,227	2.04%	1.45%	2.54%
	2006	463		12.47	5,779	0.75%	1.45%	13.72%
	2005	364		10.97	3,989	0.00%	1.45%	4.49%
	2004	—	*	10.50	1	51.06%	1.45%	5.00%
Touchstone Enhanced ETF (Pinnacle Plus™)
	2007	20		12.70	252	2.13%	1.67%	2.24%
	2006	15		12.42	182	0.78%	1.67%	13.47%
	2005	12		10.94	128	0.00%	1.67%	4.25%
Touchstone Enhanced ETF (IQ Advisor Enhanced™)
	2007	3		14.03	45	2.01%	0.80%	3.17%
	2006	4		13.60	48	0.72%	0.80%	14.47%
	2005	4		11.88	42	0.00%	0.80%	5.17%
	2004	3		11.29	36	2.01%	0.80%	12.90%
Touchstone Enhanced ETF (IQ Advisor Standard™)
	2007	22		14.13	308	1.28%	0.60%	3.43%
	2006	44		13.66	604	0.78%	0.60%	14.70%
	2005	18		11.91	214	0.00%	0.60%	5.38%
	2004	24		11.30	268	6.89%	0.60%	13.00%
Touchstone Growth & Income (AnnuiChoice™)
	2007	14		13.17	178	3.77%	1.00%	2.90%
	2006	17		12.80	215	2.83%	1.00%	12.54%
	2005	14		11.38	164	0.02%	1.00%	0.84%
	2004	27		11.28	307	1.19%	1.00%	8.99%
	2003	60		10.35	620	6.60%	1.00%	31.51%
Touchstone Growth & Income (GrandMaster flex3™)
	2007	7		13.02	90	3.34%	1.55%	2.30%
	2006	11		12.73	140	2.44%	1.55%	11.92%
	2005	29		11.37	328	0.04%	1.55%	0.28%
	2004	28		11.34	313	2.15%	1.55%	8.41%
	2003	18		10.46	183	6.10%	1.55%	30.75%
Touchstone Growth & Income (Grandmaster™)
	2007	2		12.60	21	5.17%	1.35%	2.55%
	2006	1		12.29	10	2.48%	1.35%	12.15%
	2005	1		10.96	9	0.01%	1.35%	0.49%
	2004	7		10.91	76	40.09%	1.35%	9.10%
Touchstone Growth & Income (IQ Annuity™)
	2007	22		13.21	291	3.63%	1.45%	2.38%
	2006	28		12.90	362	2.17%	1.45%	12.03%
	2005	41		11.51	477	0.03%	1.45%	0.38%
	2004	38		11.47	436	1.90%	1.45%	8.51%
	2003	37		10.57	391	5.38%	1.45%	30.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Growth & Income (Pinnacle Plus™)
	2007	9	$14.11	$132	3.74%	1.67%	2.18%
	2006	8	13.81	116	2.37%	1.67%	11.78%
	2005	10	12.35	128	0.03%	1.67%	0.16%
	2004	11	12.33	131	2.08%	1.67%	8.25%
	2003	5	11.39	60	0.00%	1.67%	13.90%
Touchstone High Yield (AnnuiChoice™)
	2007	39	15.02	593	7.60%	1.00%	0.76%
	2006	56	14.91	832	7.25%	1.00%	6.82%
	2005	61	13.96	852	0.00%	1.00%	2.24%
	2004	62	13.65	852	6.64%	1.00%	8.42%
	2003	74	12.59	933	4.01%	1.00%	22.71%
Touchstone High Yield (AnnuiChoice II™)
	2007	8	10.54	88	27.28%	1.35%	5.42%
Touchstone High Yield (GrandMaster flex3™)
	2007	71	14.00	989	7.45%	1.55%	0.16%
	2006	90	13.98	1,253	7.49%	1.55%	6.23%
	2005	103	13.16	1,358	0.00%	1.55%	1.67%
	2004	116	12.94	1,498	6.86%	1.55%	7.83%
	2003	167	12.00	2,005	10.16%	1.55%	22.08%
Touchstone High Yield (Grandmaster™)
	2007	10	11.62	115	4.64%	1.35%	0.43%
	2006	51	11.57	593	9.43%	1.35%	6.45%
	2005	83	10.87	901	0.00%	1.35%	1.88%
	2004	91	10.67	971	38.77%	1.35%	6.70%
Touchstone High Yield (IQ Annuity™)
	2007	58	14.44	843	8.25%	1.45%	0.29%
	2006	61	14.40	874	6.79%	1.45%	6.34%
	2005	86	13.54	1,166	0.00%	1.45%	1.78%
	2004	130	13.30	1,727	6.14%	1.45%	7.95%
	2003	133	12.32	1,634	3.86%	1.45%	22.22%
Touchstone High Yield (Pinnacle Plus™)
	2007	29	12.26	358	8.81%	1.67%	0.08%
	2006	27	12.25	335	7.97%	1.67%	6.10%
	2005	26	11.55	302	0.00%	1.67%	1.55%
	2004	27	11.37	309	8.47%	1.67%	7.77%
	2003	16	10.55	174	0.00%	1.67%	5.50%
Touchstone High Yield (IQ Advisor Standard™)
	2007	23	11.90	268	6.66%	0.60%	1.17%
	2006	57	11.76	670	14.52%	0.60%	7.25%
Touchstone Moderate ETF (AnnuiChoice™)
	2007	301	12.08	3,640	1.43%	1.00%	4.22%
	2006	318	11.59	3,691	1.09%	1.00%	9.87%
	2005	235	10.55	2,482	0.00%	1.00%	2.89%
	2004	22	10.26	230	4.95%	1.00%	2.60%
Touchstone Moderate ETF (GrandMaster flex3™)
	2007	555	11.87	6,591	1.42%	1.55%	3.59%
	2006	532	11.46	6,094	1.68%	1.55%	9.26%
	2005	245	10.49	2,571	0.00%	1.55%	2.32%
	2004	38	10.25	385	9.54%	1.55%	2.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster™)
	2007	55	$11.95	$653	1.45%	1.35%	3.80%
	2006	66	11.51	761	1.20%	1.35%	9.48%
	2005	58	10.51	607	0.00%	1.35%	2.53%
	2004	5	10.25	49	11.30%	1.35%	2.50%
Touchstone Moderate ETF (IQ Annuity™)
	2007	252	11.91	3,001	1.58%	1.45%	3.74%
	2006	224	11.48	2,567	1.08%	1.45%	9.37%
	2005	188	10.50	1,975	0.00%	1.45%	2.43%
	2004	8	10.25	82	6.55%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacle Plus™)
	2007	23	11.83	267	1.42%	1.67%	3.47%
	2006	23	11.43	260	1.05%	1.67%	9.13%
	2005	22	10.47	233	0.00%	1.67%	2.20%
Touchstone Moderate ETF (IQ Advisor Enhanced™)
	2007	4	12.69	52	1.47%	0.80%	4.37%
	2006	4	12.16	49	0.83%	0.80%	10.09%
	2005	6	11.04	63	0.00%	0.80%	3.10%
	2004	1	10.71	13	3.54%	0.80%	7.10%
Touchstone Moderate ETF (IQ Advisor Standard™)
	2007	10	12.78	123	1.47%	0.60%	4.59%
	2006	10	12.22	118	1.04%	0.60%	10.31%
	2005	10	11.08	105	0.00%	0.60%	3.31%
	2004	7	10.72	77	2.33%	0.60%	7.20%
Touchstone Money Market (AnnuiChoice™)
	2007	5	11.26	60	5.05%	1.00%	4.08%
	2006	7	10.82	72	4.79%	1.00%	3.89%
	2005	16	10.41	164	3.12%	1.00%	2.13%
	2004	16	10.19	167	1.33%	1.00%	0.30%
	2003	18	10.16	182	1.03%	1.00%	0.00%
Touchstone Money Market (Grandmaster™)
	2007	602	10.90	6,562	5.03%	1.35%	3.76%
	2006	568	10.50	5,963	4.83%	1.35%	3.52%
	2005	638	10.14	6,468	3.06%	1.35%	1.77%
	2004	792	9.97	7,897	1.30%	1.35%	0.00%
	2003	1,227	9.97	12,230	0.00%	1.35%	(0.30)%
Touchstone Money Market (IQ Annuity™)
	2007	53	10.90	581	5.03%	1.45%	3.65%
	2006	43	10.52	453	4.89%	1.45%	3.42%
	2005	82	10.17	839	3.18%	1.45%	1.67%
	2004	103	10.01	1,035	1.24%	1.45%	(0.10)%
	2003	379	10.02	3,795	0.00%	1.45%	0.20%
Touchstone Money Market (IQ3™)
	2007	10	10.90	106	5.04%	1.45%	3.65%
	2006	13	10.52	136	4.83%	1.45%	3.42%
	2005	19	10.17	193	3.08%	1.45%	1.67%
	2004	24	10.01	241	1.33%	1.45%	(0.10)%
	2003	33	10.02	334	0.98%	1.45%	(0.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (AnnuiChoice™)
	2007	452		$19.86	$8,972	0.73%	1.00%	(2.76)%
	2006	406		20.42	8,302	1.11%	1.00%	14.72%
	2005	439		17.80	7,808	0.85%	1.00%	16.24%
	2004	461		15.32	7,057	0.26%	1.00%	24.65%
	2003	456		12.29	5,603	0.32%	1.00%	38.87%
Touchstone Third Avenue Value (AnnuiChoice II™)
	2007	54		10.63	578	1.20%	1.15%	(2.93)%
	2006	4		10.95	41	5.52%	1.15%	0.00%
Touchstone Third Avenue Value (GrandMaster flex3™)
	2007	319		16.63	5,296	0.77%	1.55%	(3.33)%
	2006	327		17.20	5,630	1.26%	1.55%	14.09%
	2005	347		15.07	5,228	1.10%	1.55%	15.60%
	2004	266		13.04	3,470	0.36%	1.55%	23.95%
	2003	153		10.52	1,609	0.23%	1.55%	38.06%
Touchstone Third Avenue Value (Grandmaster™)
	2007	163		15.60	2,546	0.75%	1.35%	(3.11)%
	2006	123		16.10	1,984	1.03%	1.35%	14.32%
	2005	121		14.09	1,708	1.48%	1.35%	15.83%
	2004	23		12.16	276	1.00%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity™)
	2007	372		17.63	6,551	0.69%	1.45%	(3.20)%
	2006	442		18.21	8,050	0.98%	1.45%	14.20%
	2005	572		15.95	9,120	0.91%	1.45%	15.71%
	2004	518		13.78	7,139	0.26%	1.45%	24.03%
	2003	543		11.11	6,033	0.32%	1.45%	38.18%
Touchstone Third Avenue Value (Pinnacle Plus™)
	2007	95		18.83	1,797	0.73%	1.67%	(3.45)%
	2006	83		19.50	1,618	1.14%	1.67%	13.95%
	2005	80		17.11	1,368	1.01%	1.67%	15.46%
	2004	51		14.82	761	0.37%	1.67%	23.81%
	2003	6		11.97	77	0.00%	1.67%	19.70%
Touchstone Third Avenue Value (IQ Advisor Enhanced™)
	2007	—	*	15.50	6	1.07%	0.80%	55.04%
Touchstone Third Avenue Value (IQ Advisor Standard™)
	2007	32		15.63	498	1.75%	0.60%	(2.39)%
	2006	10		16.01	163	1.20%	0.60%	15.18%
	2005	8		13.90	111	0.94%	0.60%	16.71%
	2004	5		11.91	61	1.57%	0.60%	19.10%
Touchstone Value Plus (AnnuiChoice™)
	2007	75		11.25	840	1.18%	1.00%	(5.03)%
	2006	96		11.85	1,142	0.84%	1.00%	18.53%
	2005	111		10.00	1,106	0.00%	1.00%	1.15%
	2004	127		9.88	1,250	0.70%	1.00%	9.41%
	2003	169		9.03	1,523	0.97%	1.00%	28.45%
Touchstone Value Plus (AnnuiChoice II™)
	2007	4		10.52	42	1.86%	1.15%	(5.19)%
	2006	2		11.10	21	5.19%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Value Plus (GrandMaster flex3™)
	2007	9		$11.82	$112	1.35%	1.55%	(5.55)%
	2006	13		12.51	161	0.77%	1.55%	17.87%
	2005	17		10.61	179	0.00%	1.55%	0.59%
	2004	27		10.55	286	0.60%	1.55%	8.76%
	2003	43		9.70	421	1.07%	1.55%	27.80%
Touchstone Value Plus (Grandmaster™)
	2007	8		12.29	100	1.55%	1.35%	(5.40)%
	2006	6		12.99	79	0.84%	1.35%	18.11%
	2005	7		10.99	78	0.00%	1.35%	0.79%
	2004	9		10.91	93	1.78%	1.35%	9.10%
Touchstone Value Plus (IQ Annuity™)
	2007	39		10.93	431	0.45%	1.45%	(5.46)%
	2006	229		11.56	2,652	1.47%	1.45%	17.99%
	2005	95		9.80	935	0.00%	1.45%	0.69%
	2004	84		9.73	820	0.75%	1.45%	8.96%
	2003	92		8.93	825	0.81%	1.45%	27.75%
Touchstone Value Plus (Pinnacle Plus™)
	2007	7		13.44	88	1.87%	1.67%	(5.70)%
	2006	3		14.25	50	1.39%	1.67%	17.73%
	2005	2		12.10	22	0.00%	1.67%	0.47%
	2004	2		12.05	22	1.45%	1.67%	8.75%
	2003	—	*	11.08	3	0.00%	1.67%	10.80%
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)
	2007	29		17.98	513	2.44%	1.00%	1.44%
	2006	37		17.73	658	1.93%	1.00%	15.68%
	2005	49		15.33	755	0.85%	1.00%	8.12%
	2004	38		14.18	545	0.90%	1.00%	19.86%
	2003	29		11.83	341	0.33%	1.00%	28.31%
JP Morgan Mid Cap Value (GrandMaster flex3™)
	2007	55		17.26	955	2.40%	1.55%	0.85%
	2006	80		17.11	1,366	1.72%	1.55%	15.04%
	2005	82		14.87	1,223	0.81%	1.55%	7.53%
	2004	53		13.83	729	0.67%	1.55%	19.12%
	2003	43		11.61	494	0.17%	1.55%	27.72%
JP Morgan Mid Cap Value (Grandmaster™)
	2007	6		14.43	90	2.50%	1.35%	1.06%
	2006	15		14.28	208	2.28%	1.35%	15.27%
	2005	24		12.39	292	0.52%	1.35%	7.74%
	2004	17		11.50	201	0.00%	1.35%	15.00%
JP Morgan Mid Cap Value (IQ3™)
	2007	21		17.54	361	2.34%	1.45%	0.96%
	2006	26		17.37	447	2.08%	1.45%	15.15%
	2005	49		15.08	735	0.65%	1.45%	7.63%
	2004	125		14.01	1,750	1.05%	1.45%	19.23%
	2003	57		11.75	667	0.25%	1.45%	27.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated (continued):
JP Morgan Mid Cap Value (Pinnacle Plus™)
	2007	23	$16.54	$386	2.32%	1.67%	0.75%
	2006	26	16.42	422	1.84%	1.67%	14.90%
	2005	39	14.29	554	0.83%	1.67%	7.40%
	2004	22	13.31	296	0.62%	1.67%	19.05%
	2003	10	11.18	109	0.00%	1.67%	11.80%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)
	2007	410	58.03	23,768	2.19%	1.35%	0.15%
	2006	499	57.94	28,918	4.79%	1.35%	18.58%
	2005	702	48.86	34,308	2.21%	1.35%	4.44%
	2004	883	46.78	41,289	1.65%	1.35%	10.02%
	2003	1,099	42.52	46,746	1.87%	1.35%	28.58%
Fidelity VIP Growth (Grandmaster™)
	2007	217	69.96	15,151	0.96%	1.35%	25.24%
	2006	301	55.86	16,805	0.43%	1.35%	5.41%
	2005	406	52.99	21,500	0.54%	1.35%	4.38%
	2004	531	50.77	26,957	0.28%	1.35%	1.99%
	2003	688	49.78	34,226	0.28%	1.35%	31.03%
Fidelity VIP High Income (Grandmaster™)
	2007	222	18.09	4,022	8.11%	1.35%	1.40%
	2006	268	17.84	4,775	6.83%	1.35%	9.74%
	2005	455	16.26	7,395	16.92%	1.35%	1.32%
	2004	615	16.05	9,873	8.60%	1.35%	8.15%
	2003	974	14.84	14,455	6.02%	1.35%	25.55%
Fidelity VIP II Asset Manager (Grandmaster™)
	2007	318	38.80	12,332	5.87%	1.35%	13.95%
	2006	379	34.05	12,892	2.94%	1.35%	5.87%
	2005	493	32.17	15,860	2.93%	1.35%	2.64%
	2004	618	31.34	19,362	2.52%	1.35%	4.05%
	2003	615	30.12	18,515	3.88%	1.35%	16.38%
Fidelity VIP II Contrafund (Grandmaster™)
	2007	579	47.21	27,333	5.18%	1.35%	16.01%
	2006	714	40.69	29,048	1.26%	1.35%	10.21%
	2005	783	36.92	28,895	0.33%	1.35%	15.36%
	2004	928	32.01	29,710	0.36%	1.35%	13.91%
	2003	1,109	28.10	31,160	0.48%	1.35%	26.75%
Fidelity VIP II Index 500 (Grandmaster™)
	2007	297	34.23	10,182	3.50%	1.35%	4.01%
	2006	391	32.91	12,857	1.93%	1.35%	14.17%
	2005	544	28.82	15,684	1.99%	1.35%	3.41%
	2004	762	27.87	21,242	1.43%	1.35%	9.12%
	2003	991	25.54	25,304	1.54%	1.35%	26.69%
Fidelity VIP II Index 500 (IQ Annuity™)
	2007	76	11.34	868	3.55%	1.45%	3.95%
	2006	92	10.91	1,008	1.86%	1.45%	14.06%
	2005	116	9.57	1,105	1.96%	1.45%	3.31%
	2004	150	9.26	1,391	1.53%	1.45%	8.94%
	2003	230	8.50	1,956	1.52%	1.45%	26.68%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2007	86	$10.19	$878	0.10%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2007	8	10.18	81	0.12%	1.60%	1.77%
Fidelity VIP II Investment Grade Bond (Grandmaster™)
	2007	188	30.50	5,747	4.60%	1.35%	2.92%
	2006	274	29.64	8,107	4.25%	1.35%	2.95%
	2005	346	28.79	9,956	4.58%	1.35%	0.82%
	2004	424	28.55	12,110	6.55%	1.35%	3.03%
	2003	662	27.71	18,341	5.96%	1.35%	3.78%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3™)
	2007	130	10.15	1,320	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ Annuity™)
	2007	161	14.47	2,329	2.56%	1.45%	2.81%
	2006	98	14.07	1,384	4.26%	1.45%	2.84%
	2005	119	13.68	1,622	4.59%	1.45%	0.71%
	2004	133	13.58	1,804	6.70%	1.45%	2.96%
	2003	185	13.19	2,443	5.50%	1.45%	3.61%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)
	2007	27	10.14	275	0.12%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster™)
	2007	84	16.73	1,413	6.38%	1.35%	7.58%
	2006	122	15.55	1,896	2.17%	1.35%	10.20%
	2005	163	14.11	2,303	2.94%	1.35%	4.34%
	2004	199	13.52	2,697	2.11%	1.35%	4.00%
	2003	243	13.00	3,156	2.88%	1.35%	16.18%
Fidelity VIP III Growth & Income (Grandmaster™)
	2007	192	19.62	3,767	4.62%	1.35%	10.58%
	2006	243	17.74	4,312	1.42%	1.35%	11.66%
	2005	589	15.88	9,349	1.62%	1.35%	6.19%
	2004	748	14.96	11,197	0.97%	1.35%	4.40%
	2003	564	14.33	8,075	1.20%	1.35%	22.06%
Fidelity VIP III Growth Opportunities (Grandmaster™)
	2007	96	14.74	1,408	0.00%	1.35%	21.51%
	2006	132	12.13	1,604	0.81%	1.35%	4.04%
	2005	210	11.66	2,449	1.04%	1.35%	7.43%
	2004	298	10.85	3,235	0.58%	1.35%	5.75%
	2003	377	10.26	3,869	0.82%	1.35%	28.09%
Fidelity VIP Overseas (AnnuiChoice ™)
	2007	37	10.62	390	2.42%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II™)
	2007	11	10.61	112	2.22%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster™)
	2007	197	37.94	7,457	3.26%	1.35%	15.73%
	2006	278	32.78	9,111	1.62%	1.35%	16.49%
	2005	355	28.14	9,987	1.28%	1.35%	17.45%
	2004	437	23.96	10,467	1.19%	1.35%	12.07%
	2003	517	21.38	11,058	0.88%	1.35%	41.50%
Fidelity VIP Overseas (Grandmaster flex3™)
	2007	27	10.58	291	1.67%	1.55%	5.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity™)
	2007	36		$10.58	$378	2.54%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus™)
	2007	35		10.57	366	2.39%	1.67%	5.68%
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)
	2007	32		11.33	365	2.22%	1.00%	3.72%
	2006	21		10.92	225	4.44%	1.00%	0.00%
Touchstone Aggressive ETF (Annuichoice II™)
	2007	15		11.11	165	2.10%	1.15%	3.59%
	2006	1		10.72	15	10.74%	1.15%	0.00%
Touchstone Aggressive ETF (Grandmaster flex3™)
	2007	14		9.82	134	4.44%	1.55%	(1.76)%
Touchstone Aggressive ETF (IQ Advisor Standard ™)
	2007	—	*	9.89	—	0.04%	0.60%	(1.11)%
Touchstone Aggressive ETF (Pinnacle Plus™)
	2007	7		9.82	64	4.84%	1.67%	(1.84)%
Touchstone Conservative ETF (Annuichoice ™)
	2007	20		11.07	226	2.14%	1.00%	4.42%
	2006	14		10.60	151	2.95%	1.00%	0.00%
Touchstone Conservative ETF (Annuichoice II™)
	2007	8		10.88	85	3.47%	1.15%	4.28%
	2006	—	*	10.43	5	21.32%	1.15%	0.00%
Touchstone Conservative ETF (GrandMaster flex3™)
	2007	8		10.08	77	3.68%	1.55%	0.76%
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™)
	2007	6		10.14	59	3.49%	0.80%	1.42%
Touchstone Conservative ETF (Pinnacle Plus™)
	2007	2		10.07	24	3.21%	1.67%	0.67%
Touchstone Enhanced ETF (Annuichoice ™)
	2007	33		11.34	372	2.22%	1.00%	2.67%
	2006	16		11.05	176	2.77%	1.00%	0.00%
Touchstone Enhanced ETF (Annuichoice II™)
	2007	7		11.13	81	2.88%	1.15%	2.55%
	2006	—	*	10.85	2	18.62%	1.15%	0.00%
Touchstone Enhanced ETF (GrandMaster flex3™)
	2007	36		9.64	345	4.41%	1.55%	(3.61)%
Touchstone Enhanced ETF (Pinnacle Plus™)
	2007	34		9.63	329	3.54%	1.67%	(3.69)%
Touchstone GMAB Aggressive (AnnuiChoice II™)
	2007	9		11.02	103	2.38%	1.15%	10.15%
Touchstone GMAB Conservative (AnnuiChoice™)
	2007	1		10.97	11	20.52%	1.00%	9.73%
Touchstone GMAB Conservative (AnnuiChoice II™)
	2007	21		10.79	224	5.74%	1.15%	7.89%
Touchstone GMAB Moderate ETF (Annuichoice ™)
	2007	3		11.07	37	1.38%	1.00%	3.26%
	2006	3		10.72	36	3.25%	1.00%	0.00%
Touchstone GMAB Moderate ETF (AnnuiChoice II™)
	2007	2		10.88	25	11.38%	1.15%	8.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated Service Class (continued):
Touchstone Moderate ETF (Annuichoice ™)
	2007	63	$11.17	$702	1.73%	1.00%	3.96%
	2006	30	10.74	323	3.28%	1.00%	0.00%
Touchstone Moderate ETF (Annuichoice II™)
	2007	23	10.97	248	2.51%	1.15%	3.79%
	2006	1	10.57	13	5.59%	1.15%	0.00%
Touchstone Moderate ETF (GrandM aster flex3™)
	2007	380	9.92	3,770	2.89%	1.55%	(0.77)%
Touchstone Moderate ETF (IQ Advisor Standard™)
	2007	2	9.99	16	19.90%	0.60%	(0.12)%
Touchstone Moderate ETF (Pinnacle Plus™)
	2007	10	9.91	96	2.90%	1.67%	(0.85)%
Touchstone Money Market (AnnuiChoice™)
	2007	366	10.95	4,002	4.78%	1.00%	3.87%
	2006	530	10.54	5,586	4.60%	1.00%	3.62%
	2005	439	10.17	4,467	2.91%	1.00%	1.87%
	2004	443	9.99	4,422	1.09%	1.00%	0.10%
	2003	469	9.98	4,681	0.00%	1.00%	(0.20)%
Touchstone Money Market (AnnuiChoice II™)
	2007	38	10.50	399	4.75%	1.15%	3.66%
	2006	14	10.13	141	5.10%	1.15%	0.00%
Touchstone Money Market (GrandMaster flex3™)
	2007	296	10.68	3,164	4.76%	1.55%	3.28%
	2006	182	10.34	1,878	4.60%	1.55%	3.05%
	2005	162	10.04	1,628	2.78%	1.55%	1.31%
	2004	113	9.91	1,120	0.98%	1.55%	(0.50)%
	2003	144	9.96	1,434	0.00%	1.55%	(0.40)%
Touchstone Money Market (IQ Annuity™)
	2007	499	10.73	5,358	4.79%	1.45%	3.35%
	2006	581	10.38	6,030	4.56%	1.45%	3.15%
	2005	980	10.06	9,862	2.88%	1.45%	1.41%
	2004	602	9.92	5,970	1.06%	1.45%	(0.40)%
	2003	765	9.96	7,620	0.00%	1.45%	(0.40)%
Touchstone Money Market (Pinnacle Plus™)
	2007	141	10.62	1,497	4.68%	1.67%	3.12%
	2006	32	10.30	330	4.61%	1.67%	2.92%
	2005	25	10.01	247	2.99%	1.67%	1.18%
	2004	15	9.89	152	1.08%	1.67%	(0.60)%
	2003	27	9.95	264	0.00%	1.67%	(0.50)%
Touchstone Money Market (IQ Advisor Standard™)
	2007	111	11.15	1,242	4.69%	0.60%	4.28%
	2006	25	10.69	267	4.75%	0.60%	4.04%
	2005	6	10.28	61	3.23%	0.60%	2.28%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)
	2007	64	13.82	888	1.94%	1.45%	(0.09)%
	2006	89	13.83	1,228	4.58%	1.45%	18.34%
	2005	102	11.68	1,186	2.28%	1.45%	4.23%
	2004	154	11.21	1,732	1.49%	1.45%	9.79%
	2003	175	10.21	1,784	1.98%	1.45%	28.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP Growth (IQ Annuity™)
	2007	63	$11.36	$711	0.71%	1.45%	25.01%
	2006	81	9.09	732	0.30%	1.45%	5.19%
	2005	112	8.64	966	0.51%	1.45%	4.15%
	2004	257	8.30	2,133	0.19%	1.45%	1.84%
	2003	320	8.15	2,606	0.20%	1.45%	30.82%
Fidelity VIP High Income (IQ Annuity™)
	2007	27	10.22	276	4.56%	1.45%	1.16%
	2006	64	10.10	650	5.90%	1.45%	9.57%
	2005	150	9.22	1,379	16.05%	1.45%	1.04%
	2004	254	9.12	2,319	16.00%	1.45%	7.80%
	2003	608	8.46	5,143	7.79%	1.45%	25.15%
Fidelity VIP II Asset Manager (IQ Annuity™)
	2007	19	12.37	234	5.70%	1.45%	13.66%
	2006	22	10.88	234	3.13%	1.45%	5.69%
	2005	34	10.29	348	2.67%	1.45%	2.43%
	2004	31	10.05	312	2.86%	1.45%	3.82%
	2003	36	9.68	344	3.34%	1.45%	16.21%
Fidelity VIP II Contrafund (IQ Annuity™)
	2007	129	17.46	2,253	5.44%	1.45%	15.81%
	2006	154	15.08	2,323	1.26%	1.45%	9.98%
	2005	214	13.71	2,941	0.25%	1.45%	15.16%
	2004	208	11.91	2,478	0.29%	1.45%	13.65%
	2003	251	10.48	2,628	0.40%	1.45%	26.57%
Fidelity VIP III Balanced (IQ Annuity™)
	2007	13	12.23	154	5.57%	1.45%	7.29%
	2006	14	11.40	158	2.32%	1.45%	10.03%
	2005	22	10.36	223	3.40%	1.45%	4.08%
	2004	36	9.95	363	2.13%	1.45%	3.86%
	2003	47	9.58	449	3.35%	1.45%	15.84%
Fidelity VIP III Growth & Income (IQ Annuity™)
	2007	22	12.20	269	4.32%	1.45%	10.40%
	2006	26	11.05	284	1.00%	1.45%	11.38%
	2005	42	9.92	418	2.09%	1.45%	5.97%
	2004	82	9.36	763	0.97%	1.45%	4.12%
	2003	103	8.99	923	1.13%	1.45%	21.82%
Fidelity VIP III Growth Opportunities (IQ Annuity™)
	2007	8	9.64	74	0.00%	1.45%	21.20%
	2006	13	7.95	104	0.70%	1.45%	3.78%
	2005	24	7.66	187	0.88%	1.45%	7.29%
	2004	32	7.14	230	0.54%	1.45%	5.62%
	2003	43	6.76	291	0.61%	1.45%	27.79%
Fidelity VIP III Mid Cap (Grandmaster™)
	2007	103	36.33	3,748	0.99%	1.35%	13.92%
	2006	265	31.89	8,461	0.99%	1.35%	11.08%
	2005	200	28.71	5,743	0.00%	1.35%	16.62%
	2004	276	24.62	6,807	0.00%	1.35%	23.10%
	2003	474	20.00	9,478	0.31%	1.35%	36.61%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (IQ Annuity™)
	2007	45		$37.89	$1,690		0.88%	1.45%	13.79%
	2006	64		33.30	2,140		1.49%	1.45%	10.96%
	2005	88		30.01	2,649		0.00%	1.45%	16.51%
	2004	111		25.75	2,870		0.00%	1.45%	22.91%
	2003	131		20.95	2,751		0.31%	1.45%	36.57%
Fidelity VIP Overseas (IQ Annuity™)
	2007	10		16.47	158		3.16%	1.45%	15.47%
	2006	16		14.26	229		1.44%	1.45%	16.24%
	2005	21		12.26	257		1.15%	1.45%	17.25%
	2004	30		10.46	315		1.38%	1.45%	11.87%
	2003	46		9.35	429		0.41%	1.45%	41.03%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)
	2007	33		12.81	429		5.98%	1.00%	14.06%
	2006	41		11.23	463		2.60%	1.00%	6.07%
	2005	56		10.59	596		2.86%	1.00%	2.75%
	2004	56		10.31	580		2.28%	1.00%	4.14%
	2003	62		9.90	610		2.36%	1.00%	16.47%
Fidelity VIP Asset Manager (AnnuiChoice II™)
	2007	—	*	11.90	1		6.25%	1.15%	19.03%
Fidelity VIP Asset Manager (GrandMaster flex3™)
	2007	23		12.65	297		5.36%	1.55%	13.39%
	2006	26		11.16	289		1.53%	1.55%	5.48%
	2005	12		10.58	125		0.96%	1.55%	2.18%
	2004	4		10.36	39		0.00%	1.55%	3.60%
Fidelity VIP Asset Manager (IQ3™)
	2007	35		12.79	442		5.70%	1.45%	13.47%
	2006	41		11.27	457		4.20%	1.45%	5.59%
	2005	104		10.67	1,115		3.10%	1.45%	2.28%
	2004	45		10.43	471		1.63%	1.45%	3.57%
	2003	22		10.07	221		3.72%	1.45%	16.01%
Fidelity VIP Asset Manager (Pinnacle Plus™)
	2007	18		13.18	234		10.23%	1.67%	13.20%
	2006	10		11.64	111		2.78%	1.67%	5.35%
	2005	12		11.04	137		2.81%	1.67%	2.05%
	2004	16		10.82	173		0.83%	1.67%	3.44%
	2003	2		10.46	22		0.00%	1.67%	4.60%
Fidelity VIP Balanced (AnnuiChoice™)
	2007	124		12.95	1,606		5.67%	1.00%	7.63%
	2006	132		12.03	1,590		1.83%	1.00%	10.39%
	2005	137		10.90	1,491		2.67%	1.00%	4.48%
	2004	163		10.43	1,696		1.82%	1.00%	4.09%
	2003	152		10.02	1,527		2.43%	1.00%	16.24%
Fidelity VIP Balanced (AnnuiChoice II™)
	2007	5		11.37	52		4.50%	1.15%	7.44%
	2006	—	*	10.58	—	*	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3™)
	2007	33	$14.11	$469	5.49%	1.55%	7.04%
	2006	34	13.18	448	1.51%	1.55%	9.78%
	2005	31	12.01	369	2.08%	1.55%	3.90%
	2004	21	11.56	244	0.95%	1.55%	3.49%
	2003	8	11.17	93	0.00%	1.55%	11.70%
Fidelity VIP Balanced (Grandmaster™)
	2007	129	12.90	1,658	3.73%	1.45%	28.96%
Fidelity VIP Balanced (IQ3™)
	2007	70	12.78	898	5.18%	1.45%	7.16%
	2006	62	11.93	739	1.58%	1.45%	9.89%
	2005	60	10.86	653	2.83%	1.45%	4.00%
	2004	84	10.44	878	1.63%	1.45%	3.57%
	2003	80	10.08	802	2.70%	1.45%	15.73%
Fidelity VIP Balanced (Pinnacle Plus™)
	2007	11	13.10	147	4.93%	1.67%	6.90%
	2006	6	12.25	71	2.14%	1.67%	9.64%
	2005	8	11.17	89	3.06%	1.67%	3.77%
	2004	15	10.77	158	1.29%	1.67%	3.46%
	2003	6	10.41	62	0.00%	1.67%	4.10%
Fidelity VIP Balanced (IQ Advisor Standard™)
	2007	13	12.97	173	16.95%	0.60%	29.73%
Fidelity VIP Contrafund (AnnuiChoice™)
	2007	579	17.25	9,995	5.96%	1.00%	16.11%
	2006	583	14.86	8,656	1.07%	1.00%	10.32%
	2005	505	13.47	6,803	0.15%	1.00%	15.48%
	2004	389	11.66	4,532	0.17%	1.00%	13.98%
	2003	281	10.23	2,870	0.26%	1.00%	26.92%
Fidelity VIP Contrafund (AnnuiChoice II™)
	2007	47	12.43	583	9.17%	1.15%	15.96%
	2006	8	10.72	83	3.91%	1.15%	0.00%
Fidelity VIP Contrafund (GrandMaster flex3™)
	2007	412	17.92	7,392	5.58%	1.55%	15.49%
	2006	568	15.52	8,810	1.22%	1.55%	9.71%
	2005	580	14.15	8,200	0.16%	1.55%	14.85%
	2004	445	12.32	5,483	0.19%	1.55%	13.34%
	2003	279	10.87	3,030	0.15%	1.55%	26.25%
Fidelity VIP Contrafund (IQ3™)
	2007	390	17.85	6,960	5.19%	1.45%	15.62%
	2006	466	15.44	7,193	1.04%	1.45%	9.82%
	2005	588	14.06	8,274	0.13%	1.45%	14.96%
	2004	382	12.23	4,673	0.15%	1.45%	13.45%
	2003	244	10.78	2,633	0.25%	1.45%	26.38%
Fidelity VIP Contrafund (Pinnacle Plus™)
	2007	119	18.50	2,206	5.56%	1.67%	15.32%
	2006	115	16.04	1,848	1.09%	1.67%	9.58%
	2005	100	14.64	1,457	0.11%	1.67%	14.71%
	2004	58	12.76	739	0.10%	1.67%	13.22%
	2003	11	11.27	121	0.00%	1.67%	12.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (IQ Advisor Standard™)
	2007	10		$17.01	$178		4.88%	0.60%	16.60%
	2006	12		14.59	177		1.05%	0.60%	10.77%
	2005	12		13.17	153		0.09%	0.60%	15.95%
	2004	6		11.36	67		0.00%	0.60%	13.60%
Fidelity VIP Disciplined Small Cap (AnnuiChoice™)
	2007	27		9.03	248		0.41%	1.00%	(9.71)%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II™)
	2007	—	*	9.02	4		0.47%	1.15%	(9.80)%
Fidelity VIP Disciplined Small Cap (GrandMaster™)
	2007	11		9.01	102		0.33%	1.35%	(9.93)%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3™)
	2007	10		8.99	86		0.42%	1.55%	(10.05)%
Fidelity VIP Disciplined Small Cap (IQ Annuity™)
	2007	27		9.00	244		0.43%	1.67%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus™)
	2007	3		8.99	29		0.46%	1.67%	(10.13)%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)
	2007	8		15.68	129		3.92%	1.00%	5.66%
	2006	9		14.84	140		0.40%	1.00%	12.68%
	2005	2		13.17	25		0.00%	1.00%	19.47%
	2004	1		11.02	16		0.00%	1.00%	0.27%
	2003	1		10.99	15		0.00%	1.00%	23.62%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II™)
	2007	1		11.52	7		10.20%	1.15%	5.48%
	2006	—	*	10.92	—	*	0.00%	1.15%	0.00%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)
	2007	8		14.89	125		6.98%	1.55%	5.08%
	2006	4		14.17	61		0.33%	1.55%	12.06%
	2005	3		12.65	36		0.00%	1.55%	18.81%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)
	2007	10		15.00	149		6.72%	1.35%	5.27%
	2006	7		14.25	105		0.30%	1.35%	12.28%
	2005	2		12.69	30		0.00%	1.35%	19.05%
	2004	1		10.66	15		0.00%	1.35%	6.60%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)
	2007	—	*	14.22	3		3.98%	1.45%	5.16%
	2006	1		13.52	11		0.07%	1.45%	12.17%
	2005	1		12.05	8		0.00%	1.45%	18.93%
	2004	1		10.13	8		0.00%	1.45%	(0.20)%
	2003	1		10.15	7		0.00%	1.45%	23.03%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)
	2007	8		14.82	112		5.50%	1.67%	4.91%
	2006	7		14.13	94		0.20%	1.67%	11.92%
	2005	8		12.62	107		0.00%	1.67%	18.67%
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard™)
	2007	2		13.75	32		5.32%	0.60%	6.12%
	2006	2		12.96	30		1.72%	0.60%	13.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice™)
	2007	288		$13.59	$3,912	2.18%	1.00%	0.28%
	2006	285		13.55	3,869	4.52%	1.00%	18.73%
	2005	374		11.41	4,273	1.87%	1.00%	4.52%
	2004	392		10.92	4,276	1.31%	1.00%	10.08%
	2003	366		9.92	3,635	1.54%	1.00%	28.83%
Fidelity VIP Equity-Income (AnnuiChoice II™)
	2007	15		11.00	167	5.27%	1.15%	0.07%
	2006	—	*	10.99	1	17.76%	1.15%	0.00%
Fidelity VIP Equity-Income (GrandMaster flex3™)
	2007	63		13.84	877	1.51%	1.55%	(0.27)%
	2006	113		13.88	1,564	4.21%	1.55%	18.08%
	2005	159		11.76	1,865	1.96%	1.55%	3.94%
	2004	180		11.31	2,032	1.14%	1.55%	9.49%
	2003	117		10.33	1,205	1.19%	1.55%	28.00%
Fidelity VIP Equity-Income (IQ3™)
	2007	158		13.21	2,085	1.70%	1.45%	(0.19)%
	2006	282		13.23	3,731	4.28%	1.45%	18.20%
	2005	209		11.20	2,345	2.04%	1.45%	4.05%
	2004	290		10.76	3,120	1.25%	1.45%	9.57%
	2003	294		9.82	2,883	1.65%	1.45%	28.20%
Fidelity VIP Equity-Income (Pinnacle Plus™)
	2007	35		15.15	525	2.53%	1.67%	(0.40)%
	2006	26		15.21	391	4.70%	1.67%	17.93%
	2005	41		12.90	531	1.50%	1.67%	3.81%
	2004	28		12.43	347	0.27%	1.67%	9.42%
	2003	3		11.36	30	0.00%	1.67%	13.60%
Fidelity Freedom 2010 (AnnuiChoice™)
	2007	7		10.26	67	23.13%	1.00%	2.59%
Fidelity Freedom 2010 (AnnuiChoice II™)
	2007	4		10.25	41	13.75%	1.15%	2.48%
Fidelity Freedom 2010 (GrandMaster™)
	2007	3		10.23	27	41.67%	1.45%	2.34%
Fidelity Freedom 2010 (GrandmMaster flex3™)
	2007	4		10.22	40	10.43%	1.55%	2.20%
Fidelity Freedom 2010 (IQ Annuity™)
	2007	8		10.23	79	15.34%	1.35%	2.27%
Fidelity Freedom 2010 (Pinnacle Plus™)
	2007	2		10.21	25	19.64%	1.67%	2.12%
Fidelity Freedom 2015 (AnnuiChoice II™)
	2007	8		10.26	85	8.87%	1.15%	2.61%
Fidelity Freedom 2015 (IQ Annuity™)
	2007	7		10.24	74	27.54%	1.35%	2.39%
Fidelity Freedom 2015 (Pinnacle Plus™)
	2007	4		10.22	45	18.72%	1.67%	2.24%
Fidelity Freedom 2020 (AnnuiChoice™)
	2007	27		10.28	278	10.27%	1.00%	2.82%
Fidelity Freedom 2020 (AnnuiChoice II™)
	2007	2		10.27	25	22.59%	1.15%	2.72%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity Freedom 2020 (Pinnacle Plus™)
	2007	3		$10.23	$26	19.29%	1.67%	2.35%
Fidelity Freedom 2025 (AnnuiChoice II™)
	2007	7		10.27	69	7.47%	1.15%	2.74%
Fidelity Freedom 2025 (Pinnacle Plus™)
	2007	2		10.24	25	19.74%	1.67%	2.37%
Fidelity Freedom 2030 (IQ Annuity™)
	2007	—	*	10.26	1	5.75%	1.45%	2.64%
Fidelity Freedom 2030 (Pinnacle Plus™)
	2007	2		10.25	24	21.15%	1.67%	2.48%
Fidelity VIP Growth & Income (AnnuiChoice™)
	2007	104		12.57	1,312	4.11%	1.00%	10.76%
	2006	98		11.35	1,110	1.01%	1.00%	11.73%
	2005	199		10.16	2,020	1.33%	1.00%	6.33%
	2004	218		9.56	2,087	0.89%	1.00%	4.48%
	2003	287		9.15	2,622	0.56%	1.00%	22.33%
Fidelity VIP Growth & Income (AnnuiChoice II™)
	2007	3		11.88	41	1.73%	1.15%	18.84%
	2006	—	*	10.55	4	0.00%	1.15%	0.00%
Fidelity VIP Growth & Income (GrandMaster flex3™)
	2007	25		14.17	359	4.47%	1.55%	10.11%
	2006	32		12.87	414	0.75%	1.55%	11.11%
	2005	43		11.58	504	1.29%	1.55%	5.74%
	2004	49		10.95	536	0.48%	1.55%	3.89%
	2003	22		10.54	227	0.31%	1.55%	21.43%
Fidelity VIP Growth & Income (IQ3™)
	2007	68		12.72	865	4.29%	1.45%	10.23%
	2006	74		11.54	857	0.70%	1.45%	11.22%
	2005	99		10.38	1,026	1.40%	1.45%	5.85%
	2004	120		9.80	1,179	0.84%	1.45%	3.92%
	2003	164		9.43	1,542	0.89%	1.45%	21.68%
Fidelity VIP Growth & Income (Pinnacle Plus™)
	2007	30		14.15	425	4.02%	1.67%	10.00%
	2006	29		12.86	374	0.86%	1.67%	10.98%
	2005	41		11.59	475	1.22%	1.67%	5.61%
	2004	37		10.97	402	0.61%	1.67%	3.69%
	2003	22		10.58	236	0.00%	1.67%	5.80%
Fidelity VIP Growth (AnnuiChoice™)
	2007	205		10.12	2,075	0.46%	1.00%	25.46%
	2006	185		8.07	1,494	0.19%	1.00%	5.51%
	2005	255		7.65	1,951	0.33%	1.00%	4.45%
	2004	438		7.33	3,208	0.10%	1.00%	2.09%
	2003	312		7.18	2,237	0.07%	1.00%	31.26%
Fidelity VIP Growth (AnnuiChoice II™)
	2007	—	*	13.20	6	0.42%	1.15%	25.15%
Fidelity VIP Growth (GrandMaster™)
	2007	75		11.71	884	0.16%	1.35%	17.10%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster flex3™)
	2007	71		$13.41	$958		0.50%	1.55%	24.71%
	2006	64		10.75	688		0.16%	1.55%	4.93%
	2005	62		10.25	632		0.34%	1.55%	3.87%
	2004	145		9.86	1,427		0.10%	1.55%	1.44%
	2003	106		9.72	1,031		0.03%	1.55%	30.47%
Fidelity VIP Growth (IQ3™)
	2007	187		10.55	1,971		0.42%	1.45%	24.86%
	2006	114		8.45	960		0.34%	1.45%	5.03%
	2005	147		8.05	1,186		0.39%	1.45%	3.98%
	2004	430		7.74	3,330		0.13%	1.45%	1.57%
	2003	256		7.62	1,951		0.06%	1.45%	30.70%
Fidelity VIP Growth (Pinnacle Plus™)
	2007	12		15.13	184		0.44%	1.67%	24.52%
	2006	7		12.15	81		0.21%	1.67%	4.80%
	2005	12		11.59	139		0.28%	1.67%	3.75%
	2004	14		11.17	151		0.06%	1.67%	1.36%
	2003	4		11.02	39		0.00%	1.67%	10.20%
Fidelity VIP Growth Opportunities (AnnuiChoice™)
	2007	31		13.30	418		0.00%	1.00%	21.71%
	2006	8		10.93	87		0.74%	1.00%	4.07%
	2005	8		10.51	82		0.72%	1.00%	7.59%
	2004	9		9.76	91		0.33%	1.00%	5.74%
	2003	17		9.23	154		0.25%	1.00%	28.19%
Fidelity VIP Growth Opportunities (GrandMaster flex3™)
	2007	6		14.57	91		0.00%	1.55%	21.04%
	2006	3		12.04	38		0.55%	1.55%	3.49%
	2005	5		11.64	57		1.03%	1.55%	7.00%
	2004	11		10.88	119		0.50%	1.55%	5.22%
	2003	16		10.34	164		0.01%	1.55%	27.50%
Fidelity VIP Growth Opportunities (IQ3™)
	2007	76		12.51	955		0.00%	1.45%	21.13%
	2006	10		10.33	103		3.04%	1.45%	3.60%
	2005	16		9.97	164		0.66%	1.45%	7.11%
	2004	18		9.31	165		0.16%	1.45%	5.32%
	2003	14		8.84	125		0.37%	1.45%	27.56%
Fidelity VIP Growth Opportunities (Pinnacle Plus™)
	2007	15		15.44	237		0.00%	1.67%	20.88%
	2006	3		12.77	39		0.36%	1.67%	3.37%
	2005	2		12.36	28		0.56%	1.67%	6.87%
	2004	2		11.56	26		0.00%	1.67%	5.09%
	2003	—	*	11.00	—	*	0.00%	1.67%	10.00%
Fidelity VIP Growth Opportunities (IQ Advisor Standard™)
	2007	11		14.40	153		0.00%	0.60%	44.05%
Fidelity VIP Growth (IQ Advisor Standard™)
	2007	10		13.73	144		0.23%	0.80%	37.28%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (AnnuiChoice™)
	2007	55		$12.68	$702	5.61%	1.00%	1.54%
	2006	105		12.49	1,318	7.70%	1.00%	9.92%
	2005	72		11.37	814	14.59%	1.00%	1.29%
	2004	280		11.22	3,146	10.18%	1.00%	8.30%
	2003	300		10.36	3,111	5.52%	1.00%	25.42%
Fidelity VIP High Income (AnnuiChoice II™)
	2007	—	*	10.64	3	11.95%	1.15%	6.41%
Fidelity VIP High Income (GrandMaster flex3™)
	2007	65		13.74	898	5.24%	1.55%	0.94%
	2006	146		13.61	1,985	8.13%	1.55%	9.31%
	2005	163		12.45	2,029	11.51%	1.55%	0.73%
	2004	597		12.36	7,374	7.63%	1.55%	7.67%
	2003	296		11.48	3,396	0.00%	1.55%	14.80%
Fidelity VIP High Income (IQ3™)
	2007	47		13.77	651	5.06%	1.45%	1.03%
	2006	114		13.63	1,549	5.53%	1.45%	9.42%
	2005	349		12.45	4,346	18.70%	1.45%	0.83%
	2004	602		12.35	7,435	8.30%	1.45%	7.77%
	2003	708		11.46	8,117	1.11%	1.45%	24.97%
Fidelity VIP High Income (Pinnacle Plus™)
	2007	15		12.73	188	11.67%	1.67%	0.84%
	2006	9		12.62	117	7.88%	1.67%	9.18%
	2005	9		11.56	99	15.09%	1.67%	0.61%
	2004	7		11.49	75	6.28%	1.67%	7.58%
	2003	1		10.68	8	0.00%	1.67%	6.80%
Fidelity VIP High Income (IQ Advisor Standard™)
	2007	1		12.21	17	2.39%	0.60%	1.92%
	2006	5		11.98	56	5.95%	0.60%	10.36%
Fidelity VIP Index 500 (AnnuiChoice™)
	2007	222		11.01	2,443	2.78%	1.00%	4.17%
	2006	131		10.57	1,383	1.64%	1.00%	14.29%
	2005	174		9.25	1,608	1.79%	1.00%	3.51%
	2004	237		8.94	2,118	1.18%	1.00%	9.29%
	2003	284		8.18	2,322	1.22%	1.00%	26.82%
Fidelity VIP Index 500 (IQ3™)
	2007	159		11.68	1,862	2.68%	1.45%	3.64%
	2006	84		11.27	949	1.62%	1.45%	13.77%
	2005	103		9.91	1,022	1.81%	1.45%	3.04%
	2004	136		9.61	1,303	1.74%	1.45%	8.71%
	2003	275		8.84	2,427	0.86%	1.45%	26.29%
Fidelity VIP Index 500 (AnnuiChoice II™)
	2007	16		9.86	161	3.46%	1.15%	(1.39)%
Fidelity VIP Index 500 (Grandmaster™)
	2007	221		9.85	2,175	2.51%	1.35%	(1.52)%
Fidelity VIP Index 500 (Grandmaster flex3™)
	2007	78		9.83	769	2.32%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ Advisor Standard™)
	2007	26		9.90	259	3.83%	0.60%	(1.01)%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus™)
	2007	30	$14.48	$439	3.03%	1.67%	3.41%
	2006	2	14.00	23	1.50%	1.67%	13.52%
	2005	2	12.33	20	1.58%	1.67%	2.82%
	2004	2	11.99	20	0.47%	1.67%	8.51%
Fidelity VIP Investment Grade Bond (AnnuiChoice™)
	2007	427	13.30	5,674	4.17%	1.00%	3.07%
	2006	446	12.90	5,749	4.02%	1.00%	3.10%
	2005	533	12.52	6,674	4.35%	1.00%	0.88%
	2004	573	12.41	7,113	6.03%	1.00%	3.16%
	2003	620	12.03	7,463	5.31%	1.00%	3.89%
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)
	2007	40	10.45	418	1.09%	1.15%	4.49%
Fidelity VIP Investment Grade Bond (GrandMaster™)
	2007	126	10.14	1,278	0.16%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)
	2007	178	10.87	1,940	2.67%	1.55%	2.45%
	2006	88	10.61	936	3.24%	1.55%	2.53%
	2005	71	10.35	738	2.18%	1.55%	0.32%
	2004	18	10.31	183	0.00%	1.55%	3.10%
Fidelity VIP Investment Grade Bond (IQ3™)
	2007	344	12.65	4,347	4.05%	1.45%	2.57%
	2006	353	12.33	4,352	4.01%	1.45%	2.63%
	2005	384	12.01	4,609	4.13%	1.45%	0.42%
	2004	398	11.96	4,765	4.90%	1.45%	2.66%
	2003	329	11.65	3,836	6.55%	1.45%	3.37%
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)
	2007	65	10.77	704	3.87%	1.67%	2.37%
	2006	57	10.52	597	3.71%	1.67%	2.40%
	2005	55	10.28	569	4.07%	1.67%	0.20%
	2004	44	10.26	452	4.94%	1.67%	2.50%
	2003	30	10.01	300	0.00%	1.67%	0.10%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)
	2007	17	11.10	189	3.68%	0.60%	3.42%
	2006	6	10.73	65	3.91%	0.60%	3.51%
	2005	5	10.36	47	4.19%	0.60%	1.29%
	2004	5	10.23	46	0.00%	0.60%	2.30%
Fidelity VIP Mid Cap (AnnuiChoice™)
	2007	270	22.80	6,155	0.62%	1.00%	14.16%
	2006	337	19.97	6,734	1.14%	1.00%	11.28%
	2005	327	17.94	5,872	0.00%	1.00%	16.85%
	2004	325	15.35	4,992	0.00%	1.00%	23.39%
	2003	274	12.44	3,404	0.24%	1.00%	36.85%
Fidelity VIP Mid Cap (AnnuiChoice II™)
	2007	28	11.96	334	0.50%	1.15%	14.03%
	2006	7	10.49	72	0.00%	1.15%	0.00%

(1)   Results for periods of less than one year have been annualized.

(2)   Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3™)
	2007	159		$20.63	$3,275	0.66%	1.55%	13.55%
	2006	258		18.17	4,695	1.43%	1.55%	10.67%
	2005	265		16.42	4,354	0.00%	1.55%	16.20%
	2004	177		14.13	2,495	0.00%	1.55%	22.76%
	2003	107		11.51	1,232	0.05%	1.55%	36.05%
Fidelity VIP Mid Cap (Grandmaster™)
	2007	206		17.99	3,705	0.35%	1.35%	13.77%
	2006	2		15.81	26	0.54%	1.35%	10.89%
	2005	1		14.26	8	0.00%	1.35%	16.43%
	2004	1		12.25	7	0.00%	1.35%	22.50%
Fidelity VIP Mid Cap (IQ Annuity™)
	2007	146		22.59	3,309	0.62%	1.45%	13.68%
	2006	212		19.87	4,219	1.24%	1.45%	10.78%
	2005	222		17.94	3,977	0.00%	1.45%	16.32%
	2004	288		15.42	4,446	0.00%	1.45%	22.87%
	2003	256		12.55	3,213	0.14%	1.45%	36.26%
Fidelity VIP Mid Cap (Pinnacle Plus™)
	2007	69		21.75	1,505	0.66%	1.67%	13.39%
	2006	64		19.18	1,234	1.10%	1.67%	10.53%
	2005	47		17.35	812	0.00%	1.67%	16.06%
	2004	36		14.95	533	0.00%	1.67%	22.54%
	2003	7		12.20	81	0.00%	1.67%	22.00%
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)
	2007	1		18.34	14	0.60%	0.80%	14.40%
	2006	1		16.03	12	1.24%	0.80%	11.51%
	2005	1		14.37	11	0.00%	0.80%	17.08%
	2004	1		12.28	9	0.00%	0.80%	22.80%
Fidelity VIP Mid Cap (IQ Advisor Standard™)
	2007	4		18.48	65	0.59%	0.60%	14.67%
	2006	5		16.12	76	0.52%	0.60%	11.73%
	2005	1		14.43	13	0.00%	0.60%	17.31%
	2004	—	*	12.30	4	0.00%	0.60%	23.00%
Fidelity VIP Overseas (AnnuiChoice™)
	2007	191		15.33	2,933	3.13%	1.00%	15.84%
	2006	81		13.23	1,067	1.04%	1.00%	16.60%
	2005	54		11.34	617	0.68%	1.00%	17.60%
	2004	35		9.65	341	0.90%	1.00%	12.21%
	2003	64		8.60	547	0.20%	1.00%	41.68%
Fidelity VIP Overseas (AnnuiChoice II™)
	2007	10		12.63	129	2.99%	1.15%	15.68%
	2006	2		10.92	23	0.00%	1.15%	0.00%
Fidelity VIP Overseas (GrandMaster™)
	2007	145		10.57	1,532	2.57%	1.45%	5.73%
Fidelity VIP Overseas (GrandMaster flex3™)
	2007	76		17.27	1,311	2.52%	1.55%	15.21%
	2006	50		14.99	748	1.49%	1.55%	15.95%
	2005	31		12.93	399	0.19%	1.55%	16.95%
	2004	1		11.05	9	0.00%	1.55%	10.50%

(1)   Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -   Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued)
Fidelity VIP Overseas (IQ3™)
	2007	171	$15.55	$2,656	2.81%	1.45%	15.35%
	2006	61	13.48	821	1.39%	1.45%	16.07%
	2005	84	11.61	978	0.74%	1.45%	17.07%
	2004	74	9.92	733	0.88%	1.45%	11.71%
	2003	56	8.88	499	0.10%	1.45%	40.95%
Fidelity VIP Overseas (Pinnacle Plus™)
	2007	54	21.29	1,154	2.69%	1.67%	15.09%
	2006	14	18.50	261	1.43%	1.67%	15.81%
	2005	6	15.97	100	0.99%	1.67%	16.81%
	2004	6	13.68	79	0.88%	1.67%	11.49%
	2003	5	12.27	59	0.00%	1.67%	22.70%
Fidelity VIP Overseas (IQ Advisor Enhanced™)
	2007	1	17.46	22	2.91%	0.80%	16.14%
	2006	1	15.03	19	1.29%	0.80%	16.83%
	2005	1	12.87	16	1.02%	0.80%	17.84%
	2004	1	10.92	14	0.00%	0.80%	9.20%
Fidelity VIP Overseas (IQ Advisor Standard™)
	2007	30	17.60	533	3.67%	0.60%	16.38%
	2006	9	15.12	140	1.28%	0.60%	17.07%
	2005	10	12.92	124	0.00%	0.60%	18.07%
	2005	10	12.92	124	0.00%	0.60%	18.07%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2007	22	18.12	399	7.84%	1.00%	5.47%
	2006	24	17.18	420	3.74%	1.00%	9.70%
	2005	18	15.66	283	9.11%	1.00%	11.13%
	2004	8	14.09	113	7.42%	1.00%	8.97%
	2003	22	12.93	286	0.00%	1.00%	26.52%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)
	2007	2	11.13	24	8.75%	1.15%	5.26%
	2006	2	10.57	23	0.00%	1.15%	0.00%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)
	2007	13	17.52	230	8.73%	1.55%	4.86%
	2006	39	16.71	657	3.12%	1.55%	9.10%
	2005	22	15.31	340	10.27%	1.55%	10.52%
	2004	13	13.86	176	10.37%	1.55%	8.37%
	2003	14	12.79	175	0.00%	1.55%	25.89%
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2007	16	17.71	284	8.04%	1.45%	4.96%
	2006	26	16.87	435	5.72%	1.45%	9.21%
	2005	47	15.45	720	7.07%	1.45%	10.63%
	2004	12	13.96	169	5.78%	1.45%	8.47%
	2003	47	12.87	609	0.00%	1.45%	26.05%
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)
	2007	63	21.86	1,369	2.14%	1.00%	(17.92)%
	2006	106	26.63	2,818	1.21%	1.00%	36.67%
	2005	125	19.48	2,436	1.44%	1.00%	15.89%
	2004	198	16.81	3,325	1.77%	1.00%	35.02%
	2003	128	12.45	1,593	0.00%	1.00%	36.21%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	2007
	2007	12	$9.30	$112	2.59%	1.15%	(18.03)%
	2006	4	11.35	45	0.00%	1.15%	0.00%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)
	2007	39	21.44	842	2.25%	1.55%	(18.35)%
	2006	99	26.26	2,590	1.53%	1.55%	35.92%
	2005	107	19.32	2,073	1.47%	1.55%	15.24%
	2004	89	16.77	1,490	1.88%	1.55%	34.27%
	2003	106	12.49	1,327	0.00%	1.55%	35.47%
Van Kampen UIF U.S. Real Estate (IQ3™)
	2007	49	20.98	1,022	2.03%	1.45%	(18.29)%
	2006	88	25.67	2,252	1.29%	1.45%	36.05%
	2005	80	18.87	1,501	1.68%	1.45%	15.36%
	2004	80	16.35	1,303	1.82%	1.45%	34.35%
	2003	105	12.17	1,278	0.00%	1.45%	35.52%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)
	2007	99	21.68	2,148	2.14%	1.45%	13.75%
	2006	89	19.06	1,697	1.19%	1.45%	19.69%
	2005	124	15.92	1,972	0.77%	1.45%	8.58%
	2004	32	14.66	471	0.89%	1.45%	16.81%
	2003	25	12.55	310	0.00%	1.45%	25.50%
Franklin Growth and Income Securities (AnnuiChoice™)
	2007	341	14.57	4,972	3.89%	1.00%	(4.70)%
	2006	107	15.29	1,636	2.69%	1.00%	15.59%
	2005	142	13.22	1,873	2.46%	1.00%	2.48%
	2004	208	12.90	2,677	2.44%	1.00%	9.51%
	2003	126	11.78	1,484	0.00%	1.00%	17.80%
Franklin Growth and Income Securities (AnnuiChoice II™)
	2007	8	10.33	83	3.88%	1.15%	(4.82)%
	2006	2	10.85	24	0.00%	1.15%	0.00%
Franklin Growth and Income Securities (GrandMaster flex3™)
	2007	129	14.17	1,822	4.02%	1.55%	(5.20)%
	2006	47	14.95	698	2.73%	1.55%	14.95%
	2005	34	13.01	445	2.41%	1.55%	1.92%
	2004	57	12.76	722	2.83%	1.55%	8.87%
	2003	38	11.72	445	0.00%	1.55%	17.20%
Franklin Growth and Income Securities (Grandmaster™)
	2007	109	14.32	1,561	3.99%	1.35%	(5.00)%
	2006	43	15.07	646	2.75%	1.35%	15.18%
	2005	44	13.09	578	2.76%	1.35%	2.12%
	2004	57	12.81	724	2.59%	1.35%	9.11%
	2003	40	11.74	465	0.00%	1.35%	17.40%
Franklin Growth and Income Securities (IQ Annuity™)
	2007	291	14.24	4,148	3.94%	1.45%	(5.10)%
	2006	64	15.01	956	2.90%	1.45%	15.07%
	2005	122	13.05	1,598	2.42%	1.45%	2.02%
	2004	156	12.79	1,990	2.41%	1.45%	9.04%
	2003	149	11.73	1,748	0.00%	1.45%	17.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle Plus™)
	2007	83		$13.66	$1,130	3.78%	1.67%	(5.34)%
	2006	27		14.43	396	2.86%	1.67%	14.81%
	2005	16		12.57	206	2.31%	1.67%	1.79%
	2004	7		12.34	89	2.52%	1.67%	8.72%
	2003	3		11.35	34	0.00%	1.67%	13.50%
Franklin Growth and Income Securities (IQ Advisor Standard™)
	2007	—	*	12.41	3	4.94%	0.60%	24.14%
Franklin Income Securities (AnnuiChoice™)
	2007	414		17.22	7,125	3.69%	1.00%	2.69%
	2006	480		16.77	8,052	3.83%	1.00%	17.06%
	2005	398		14.32	5,697	3.91%	1.00%	0.59%
	2004	261		14.24	3,723	3.21%	1.00%	12.75%
	2003	201		12.63	2,539	0.00%	1.00%	26.30%
Franklin Income Securities (AnnuiChoice II™)
	2007	59		10.91	643	2.30%	1.15%	2.58%
	2006	20		10.64	216	0.00%	1.15%	0.00%
Franklin Income Securities (GrandMaster flex3™)
	2007	395		16.75	6,624	3.63%	1.55%	2.13%
	2006	393		16.40	6,444	3.80%	1.55%	16.41%
	2005	323		14.09	4,551	4.06%	1.55%	0.04%
	2004	159		14.08	2,234	2.72%	1.55%	12.10%
	2003	73		12.56	919	0.00%	1.55%	25.60%
Franklin Income Securities (Grandmaster™)
	2007	363		16.92	6,146	3.67%	1.35%	2.36%
	2006	409		16.53	6,755	4.75%	1.35%	16.65%
	2005	204		14.17	2,889	3.49%	1.35%	0.24%
	2004	172		14.14	2,436	3.11%	1.35%	12.31%
	2003	141		12.59	1,779	0.00%	1.35%	25.90%
Franklin Income Securities (IQ Annuity™)
	2007	469		16.83	7,899	3.46%	1.45%	2.27%
	2006	442		16.46	7,279	3.12%	1.45%	16.53%
	2005	256		14.13	3,620	4.27%	1.45%	0.14%
	2004	115		14.11	1,618	2.61%	1.45%	12.16%
	2003	66		12.58	824	0.00%	1.45%	25.80%
Franklin Income Securities (Pinnacle Plus™)
	2007	187		14.84	2,782	4.11%	1.67%	2.02%
	2006	181		14.55	2,627	3.68%	1.67%	16.27%
	2005	119		12.51	1,495	2.79%	1.67%	(0.09)%
	2004	50		12.52	630	3.13%	1.67%	11.89%
	2003	20		11.19	218	0.00%	1.67%	11.90%
Franklin Income Securities (IQ Advisor Enhanced™)
	2007	1		13.55	11	3.55%	0.80%	2.95%
	2006	1		13.16	10	3.76%	0.80%	17.30%
Franklin Income Securities (IQ Advisor Standard™)
	2007	—	*	13.66	4	5.98%	0.60%	36.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued)
Franklin Large Cap Growth Securities (AnnuiChoice™)
	2007	25		$14.74	$376	0.69%	1.00%	5.13%
	2006	25		14.02	353	0.72%	1.00%	9.79%
	2005	18		12.77	236	0.69%	1.00%	0.05%
	2004	11		12.76	138	0.46%	1.00%	6.87%
	2003	27		11.94	318	0.00%	1.00%	19.40%
Franklin Large Cap Growth Securities (AnnuiChoice II™)
	2007	4		11.36	44	0.56%	1.15%	4.96%
	2006	—	*	10.82	3	0.00%	1.15%	0.00%
Franklin Large Cap Growth Securities (GrandMaster flex3™)
	2007	26		14.34	379	0.60%	1.55%	4.56%
	2006	28		13.71	379	0.75%	1.55%	9.18%
	2005	43		12.55	542	0.48%	1.55%	(0.50)%
	2004	69		12.62	870	0.41%	1.55%	6.23%
	2003	9		11.88	108	0.00%	1.55%	18.80%
Franklin Large Cap Growth Securities (Grandmaster™)
	2007	4		14.48	64	0.57%	1.35%	4.78%
	2006	7		13.82	92	0.82%	1.35%	9.40%
	2005	11		12.63	137	0.60%	1.35%	(0.30)%
	2004	11		12.67	137	0.48%	1.35%	6.47%
	2003	6		11.90	75	0.00%	1.35%	19.00%
Franklin Large Cap Growth Securities (IQ Annuity™)
	2007	46		14.41	662	0.95%	1.45%	4.71%
	2006	17		13.76	230	0.77%	1.45%	9.29%
	2005	29		12.59	369	1.01%	1.45%	(0.40)%
	2004	33		12.64	413	0.44%	1.45%	6.31%
	2003	10		11.89	122	0.00%	1.45%	18.90%
Franklin Large Cap Growth Securities (Pinnacle Plus™)
	2007	20		13.08	266	0.69%	1.67%	4.47%
	2006	21		12.52	265	0.71%	1.67%	9.05%
	2005	26		11.48	300	0.69%	1.67%	(0.62)%
	2004	40		11.55	462	0.45%	1.67%	6.06%
	2003	6		10.89	68	0.00%	1.67%	8.90%
Franklin Large Cap Growth Securities (IQ Advisor Standard™)
	2007	5		12.34	62	0.63%	0.60%	23.43%
Franklin Mutual Shares Securities (AnnuiChoice™)
	2007	248		17.82	4,417	2.03%	1.00%	2.45%
	2006	251		17.39	4,367	2.02%	1.00%	17.20%
	2005	264		14.84	3,916	0.99%	1.00%	9.45%
	2004	180		13.56	2,443	0.74%	1.00%	11.51%
	2003	88		12.16	1,075	0.00%	1.00%	21.60%
Franklin Mutual Shares Securities (AnnuiChoice II™)
	2007	29		11.05	324	1.65%	1.15%	2.29%
	2006	4		10.80	41	0.00%	1.15%	0.00%
Franklin Mutual Shares Securities (GrandMaster flex3™)
	2007	259		17.33	4,492	2.01%	1.55%	1.87%
	2006	244		17.01	4,148	2.07%	1.55%	16.55%
	2005	191		14.60	2,786	0.97%	1.55%	8.85%
	2004	117		13.41	1,574	0.83%	1.55%	10.92%
	2003	37		12.09	442	0.00%	1.55%	20.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued)
Franklin Mutual Shares Securities (IQ Annuity™)
	2007	165		$17.42	$2,880	2.36%	1.45%	1.97%
	2006	167		17.08	2,846	1.99%	1.45%	16.67%
	2005	155		14.64	2,264	0.83%	1.45%	8.96%
	2004	141		13.44	1,889	0.88%	1.45%	11.07%
	2003	110		12.10	1,327	0.00%	1.45%	21.00%
Franklin Mutual Shares Securities (Pinnacle Plus™)
	2007	126		15.90	2,005	2.25%	1.67%	1.73%
	2006	112		15.63	1,743	2.24%	1.67%	16.41%
	2005	78		13.42	1,043	0.72%	1.67%	8.72%
	2004	34		12.35	426	0.66%	1.67%	10.76%
	2003	5		11.15	60	0.00%	1.67%	11.50%
Franklin Mutual Shares Securities (IQ Advisor Standard™)
	2007	29		14.77	432	2.04%	0.60%	2.82%
	2006	9		14.36	130	0.43%	0.60%	17.67%
	2005	1		12.20	8	1.20%	0.60%	9.89%
Franklin Mutual Shares Securities (Grandmaster™)
	2007	306		17.50	5,348	1.86%	1.35%	2.07%
	2006	151		17.15	2,593	1.98%	1.35%	16.79%
	2005	150		14.68	2,202	0.85%	1.35%	9.07%
	2004	126		13.46	1,692	0.80%	1.35%	11.06%
	2003	117		12.12	1,419	0.00%	1.35%	21.20%
Franklin Small Cap Value Securities (Annuichoice™)
	2007	3		8.90	23	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Annuichoice II™)
	2007	4		8.89	31	0.00%	1.15%	(11.05)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2007	1		8.88	9	4.52%	1.35%	(11.18)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2007	1		8.87	5	0.00%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2007	—	*	8.88	1	0.00%	1.35%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus™)
	2007	1		8.86	12	0.00%	1.67%	(11.37)%
Templeton Foriegn Securities Fund (GrandMaster flex3™)
	2007	113		21.57	2,438	2.08%	1.55%	13.65%
	2006	89		18.98	1,686	1.20%	1.55%	19.57%
	2005	99		15.87	1,579	1.08%	1.55%	8.47%
	2004	68		14.63	1,002	1.13%	1.55%	16.67%
	2003	34		12.54	421	0.00%	1.55%	25.40%
Templeton Foriegn Securities Fund (Grandmaster™)
	2007	34		21.79	743	1.79%	1.35%	13.91%
	2006	29		19.13	560	1.31%	1.35%	19.81%
	2005	44		15.97	695	1.20%	1.35%	8.69%
	2004	33		14.69	478	1.06%	1.35%	16.87%
	2003	15		12.57	184	0.00%	1.35%	25.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued)
Templeton Foriegn Securities Fund (Pinnacle Plus™)
	2007	22	$20.12	$449	2.33%	1.67%	13.50%
	2006	20	17.73	356	1.17%	1.67%	19.42%
	2005	21	14.84	316	1.13%	1.67%	8.34%
	2004	13	13.70	178	1.22%	1.67%	16.50%
	2003	3	11.76	36	0.00%	1.67%	17.60%
Templeton Foreign Securities Fund (AnnuiChoice™)
	2007	113	22.18	2,503	2.12%	1.00%	14.32%
	2006	93	19.40	1,809	1.14%	1.00%	20.24%
	2005	104	16.14	1,682	1.10%	1.00%	9.07%
	2004	62	14.80	924	0.94%	1.00%	17.37%
	2003	23	12.61	291	0.00%	1.00%	26.10%
Templeton Foreign Securities Fund (AnnuiChoice II™)
	2007	13	12.51	163	1.95%	1.15%	14.16%
	2006	5	10.96	56	0.00%	1.15%	0.00%
Templeton Foriegn Securities Fund (IQ Advisor Standard™)
	2007	6	17.48	104	3.13%	0.60%	14.77%
	2006	4	15.23	66	1.49%	0.60%	20.72%
	2005	5	12.62	67	1.19%	0.60%	9.51%
	2004	5	11.52	54	0.00%	0.60%	15.20%
Templeton Growth Securities (AnnuiChoice™)
	2007	89	18.89	1,683	1.71%	1.00%	1.34%
	2006	195	18.64	3,636	1.38%	1.00%	20.59%
	2005	129	15.46	1,989	1.19%	1.00%	7.78%
	2004	30	14.34	437	1.64%	1.00%	14.81%
	2003	7	12.49	88	0.00%	1.00%	24.90%
Templeton Growth Securities (AnnuiChoice II™)
	2007	20	11.15	228	1.27%	1.15%	1.17%
	2006	2	11.02	20	0.00%	1.15%	0.00%
Templeton Growth Securities (GrandMaster flex3™)
	2007	124	18.37	2,278	1.62%	1.55%	0.73%
	2006	153	18.24	2,793	1.27%	1.55%	19.93%
	2005	133	15.21	2,028	1.14%	1.55%	7.18%
	2004	90	14.19	1,271	1.03%	1.55%	14.25%
	2003	43	12.42	536	0.00%	1.55%	24.20%
Templeton Growth Securities (Grandmaster™)
	2007	62	18.56	1,151	1.77%	1.35%	0.98%
	2006	256	18.38	4,706	1.83%	1.35%	20.17%
	2005	69	15.30	1,052	1.08%	1.35%	7.40%
	2004	64	14.24	907	0.86%	1.35%	14.38%
	2003	31	12.45	387	0.00%	1.35%	24.50%
Templeton Growth Securities (IQ Annuity™)
	2007	105	18.47	1,934	1.92%	1.45%	0.85%
	2006	136	18.31	2,492	1.24%	1.45%	20.05%
	2005	109	15.25	1,662	1.09%	1.45%	7.29%
	2004	72	14.22	1,020	1.42%	1.45%	14.40%
	2003	9	12.43	109	0.00%	1.45%	24.30%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued)
Templeton Growth Securities (Pinnacle Plus™)
	2007	58		$16.99	$988	1.72%	1.67%	0.65%
	2006	66		16.88	1,108	1.38%	1.67%	19.78%
	2005	38		14.10	530	0.62%	1.67%	7.05%
	2004	6		13.17	73	0.82%	1.67%	14.12%
Van Kampen LIT Comstock (AnnuiChoice™)
	2007	53		16.37	872	1.77%	1.00%	(3.31)%
	2006	68		16.93	1,153	2.63%	1.00%	14.89%
	2005	72		14.74	1,056	0.83%	1.00%	3.07%
	2004	57		14.30	816	0.54%	1.00%	16.26%
	2003	23		12.30	282	0.00%	1.00%	23.00%
Van Kampen LIT Comstock (AnnuiChoice II™)
	2007	5		10.44	54	1.35%	1.15%	(3.50)%
	2006	—	*	10.82	4	0.00%	1.15%	0.00%
Van Kampen LIT Comstock (GrandMaster flex3™)
	2007	41		15.92	654	1.90%	1.55%	(3.86)%
	2006	67		16.56	1,116	2.60%	1.55%	14.25%
	2005	63		14.49	918	0.96%	1.55%	2.50%
	2004	62		14.14	872	0.66%	1.55%	15.62%
	2003	43		12.23	529	0.00%	1.55%	22.30%
Van Kampen LIT Comstock (Grandmaster™)
	2007	16		16.08	254	2.07%	1.35%	(3.64)%
	2006	26		16.69	427	2.90%	1.35%	14.48%
	2005	44		14.58	639	1.11%	1.35%	2.71%
	2004	39		14.20	560	0.63%	1.35%	15.92%
	2003	12		12.25	144	0.00%	1.35%	22.50%
Van Kampen LIT Comstock (IQ Annuity™)
	2007	68		16.00	1,096	1.82%	1.45%	(3.78)%
	2006	88		16.63	1,459	2.52%	1.45%	14.37%
	2005	86		14.54	1,252	0.84%	1.45%	2.61%
	2004	115		14.17	1,626	0.23%	1.45%	15.77%
	2003	13		12.24	155	0.00%	1.45%	22.40%
Van Kampen LIT Comstock (Pinnacle Plus™)
	2007	21		14.62	309	1.73%	1.67%	(3.94)%
	2006	22		15.22	330	2.54%	1.67%	14.11%
	2005	21		13.34	284	0.74%	1.67%	2.38%
	2004	11		13.03	138	0.71%	1.67%	15.41%
	2003	4		11.29	41	0.00%	1.67%	12.90%
Van Kampen LIT Strategic Growth (AnnuiChoice™)
	2007	8		15.82	130	0.00%	1.00%	15.46%
	2006	3		13.70	34	0.00%	1.00%	1.60%
	2005	4		13.48	57	0.01%	1.00%	6.57%
	2004	4		12.65	52	0.00%	1.00%	5.68%
	2003	4		11.97	51	0.00%	1.00%	19.70%
Van Kampen LIT Strategic Growth (AnnuiChoice II™)
	2007	1		12.43	9	0.00%	1.15%	15.32%
	2006	1		10.78	7	0.00%	1.15%	0.00%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	2007	6		$15.39	$96	0.00%	1.55%	14.82%
	2006	7		13.40	92	0.00%	1.55%	1.04%
	2005	6		13.26	80	0.01%	1.55%	5.98%
	2004	4		12.51	56	0.00%	1.55%	5.13%
	2003	—	*	11.90	—	0.00%	1.55%	19.00%
Van Kampen LIT Strategic Growth (Grandmaster™)
	2007	1		15.54	11	0.00%	1.35%	15.04%
	2006	2		13.51	20	0.00%	1.35%	1.24%
	2005	4		13.34	49	0.02%	1.35%	6.19%
	2004	6		12.56	69	0.00%	1.35%	5.28%
	2003	5		11.93	65	0.00%	1.35%	19.30%
Van Kampen LIT Strategic Growth (IQ Annuity™)
	2007	4		15.46	69	0.00%	1.45%	14.97%
	2006	—	*	13.45	4	0.00%	1.45%	1.14%
	2005	1		13.30	11	0.01%	1.45%	6.08%
	2004	1		12.54	16	0.00%	1.45%	5.20%
	2003	—	*	11.92	6	0.00%	1.45%	19.20%
Van Kampen LIT Strategic Growth (Pinnacle Plus™)
	2007	2		13.62	28	0.00%	1.67%	14.72%
	2006	1		11.87	17	0.00%	1.67%	0.92%
	2005	1		11.77	9	0.01%	1.67%	5.85%
	2004	1		11.12	6	0.00%	1.67%	5.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2007	13		10.20	129	4.05%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)
	2007	5		10.19	50	1.74%	1.15%	1.89%
Van Kampen UIF Emerging Markets Debt (Grandmaster™)
	2007	19		17.16	324	6.45%	1.35%	4.93%
	2006	17		16.35	279	8.22%	1.35%	9.31%
	2005	22		14.95	331	9.60%	1.35%	10.63%
	2004	21		13.52	284	9.82%	1.35%	8.59%
	2003	28		12.45	349	0.00%	1.35%	24.50%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3™)
	2007	54		10.16	554	6.54%	1.35%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)
	2007	25		17.07	426	8.04%	1.45%	4.85%
	2006	6		16.28	104	7.69%	1.45%	9.20%
	2005	15		14.91	228	10.37%	1.45%	10.52%
	2004	20		13.49	270	9.39%	1.45%	8.44%
	2003	36		12.44	450	0.00%	1.45%	24.40%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)
	2007	15		14.88	222	6.65%	1.67%	4.60%
	2006	10		14.23	135	10.03%	1.67%	8.96%
	2005	7		13.06	90	5.83%	1.67%	10.27%
	2004	5		11.84	60	10.73%	1.67%	8.23%
	2003	1		10.94	8	0.00%	1.67%	9.40%
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard™)
	2007	1		13.81	20	13.06%	0.60%	38.11%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)
	2007	42		$43.96	$1,841	0.80%	1.00%	39.04%
	2006	31		31.62	982	0.71%	1.00%	35.80%
	2005	40		23.28	920	0.35%	1.00%	32.43%
	2004	48		17.58	840	0.52%	1.00%	21.75%
	2003	5		14.44	69	0.00%	1.00%	44.40%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)
	2007	2		16.65	41	0.80%	1.15%	38.83%
	2006	—	*	11.99	5	0.00%	1.15%	0.00%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)
	2007	32		42.76	1,355	0.87%	1.55%	38.30%
	2006	30		30.92	942	0.62%	1.55%	35.05%
	2005	41		22.90	946	0.12%	1.55%	31.70%
	2004	23		17.39	401	0.67%	1.55%	21.10%
	2003	9		14.36	132	0.00%	1.55%	43.60%
Van Kampen UIF Emerging Markets Equity (Grandmaster™)
	2007	14		43.19	611	0.91%	1.35%	38.53%
	2006	13		31.18	403	0.69%	1.35%	35.32%
	2005	11		23.04	247	0.34%	1.35%	31.97%
	2004	2		17.46	37	1.09%	1.35%	21.33%
	2003	1		14.39	17	0.00%	1.35%	43.90%
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)
	2007	67		42.98	2,863	0.69%	1.45%	38.41%
	2006	35		31.05	1,094	1.10%	1.45%	35.19%
	2005	46		22.97	1,057	0.50%	1.45%	31.83%
	2004	88		17.42	1,535	1.54%	1.45%	21.22%
	2003	4		14.37	60	0.00%	1.45%	43.70%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)
	2007	19		37.33	724	0.86%	1.67%	38.12%
	2006	12		27.03	326	0.73%	1.67%	34.89%
	2005	6		20.04	113	0.32%	1.67%	31.54%
	2004	4		15.24	64	0.73%	1.67%	20.95%
	2003	5		12.60	67	0.00%	1.67%	26.00%
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard™)
	2007	4		30.28	131	0.40%	0.60%	39.62%
	2006	1		21.69	20	0.00%	0.60%	36.35%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2007	55		7.72	421	2.09%	1.00%	(22.80)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)
	2007	8		7.71	59	2.72%	1.15%	(22.88)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)
	2007	31		19.48	603	2.04%	1.67%	(18.67)%
	2006	30		23.95	723	1.23%	1.67%	35.38%
	2005	23		17.69	413	1.27%	1.67%	14.81%
	2004	19		15.41	296	2.11%	1.67%	33.77%
	2003	3		11.52	29	0.00%	1.67%	15.20%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Grandmaster™)
	2007	25		$22.63	$568	2.04%	1.35%	(18.38)%
	2006	39		27.73	1,095	1.28%	1.35%	35.82%
	2005	45		20.42	915	1.34%	1.35%	15.18%
	2004	41		17.73	732	1.81%	1.35%	34.22%
	2003	34		13.21	455	0.00%	1.35%	32.10%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3™)
	2007	64		7.69	494	2.20%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ Annuity™)
	2007	21		22.52	482	2.30%	1.45%	(18.47)%
	2006	30		27.62	837	1.25%	1.45%	35.68%
	2005	30		20.36	610	1.43%	1.45%	15.06%
	2004	28		17.69	497	2.11%	1.45%	34.12%
	2003	13		13.19	172	0.00%	1.45%	31.90%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)
	2007	18		17.53	323	1.94%	0.60%	(17.77)%
	2006	8		21.32	176	0.74%	0.60%	36.84%
	2005	3		15.58	44	1.41%	0.60%	16.05%
	2004	3		13.43	38	0.00%	0.60%	34.30%
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice™)
	2007	51		14.98	770	1.10%	1.00%	(3.13)%
	2006	61		15.46	943	0.55%	1.00%	16.02%
	2005	54		13.33	714	0.66%	1.00%	2.96%
	2004	59		12.94	761	0.27%	1.00%	16.26%
	2003	97		11.13	1,078	0.05%	1.00%	44.55%
DWS Small Cap Index (AnnuiChoice II™)
	2007	2		10.54	26	1.06%	1.15%	(3.26)%
	2006	—	*	10.90	4	0.00%	1.15%	0.00%
DWS Small Cap Index (GrandMaster flex3™)
	2007	12		14.40	174	1.31%	1.55%	(3.66)%
	2006	22		14.95	335	0.54%	1.55%	15.38%
	2005	24		12.96	309	0.64%	1.55%	2.39%
	2004	21		12.66	267	0.24%	1.55%	15.72%
	2003	46		10.94	499	0.22%	1.55%	43.76%
DWS Small Cap Index (Grandmaster™)
	2007	11		13.25	144	1.07%	1.35%	(3.52)%
	2006	7		13.73	101	0.14%	1.35%	15.61%
	2005	8		11.87	98	0.17%	1.35%	2.59%
	2004	2		11.57	24	0.00%	1.35%	15.70%
DWS Small Cap Index (IQ3™)
	2007	37		14.48	534	0.99%	1.45%	(3.56)%
	2006	43		15.01	646	0.56%	1.45%	15.50%
	2005	52		13.00	681	0.78%	1.45%	2.49%
	2004	109		12.68	1,381	0.27%	1.45%	15.69%
	2003	45		10.96	491	0.70%	1.45%	44.02%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (Pinnacle Plus™)
	2007	12	$15.13	$188	1.00%	1.67%	(3.79)%
	2006	11	15.73	168	0.53%	1.67%	15.24%
	2005	13	13.65	181	0.64%	1.67%	2.26%
	2004	13	13.35	172	0.18%	1.67%	15.48%
	2003	3	11.56	40	0.00%	1.67%	15.60%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,461,466	$1,324,042
Preferred and common stocks	151,733	246,555
Investment in common stock of subsidiary	142,135	129,074
Mortgage loans	63,066	44,011
Policy loans	115,736	116,450
Cash, cash equivalents and short-term investments	76,536	73,063
Receivable for securities	3,228	16,295
Other invested assets	107,965	79,827
Total cash and invested assets	2,121,865	2,029,317

Investment income due and accrued	20,675	20,920
Premiums deferred and uncollected	(75)	(515)
Current federal income taxes receivable	7,429	—
Net deferred income tax asset	25,886	30,745
Receivables from parent, subsidiaries and affiliates	7,923	4,799
Other admitted assets	7,815	4,455
Separate account assets	2,500,894	2,559,276
Total admitted assets	$4,692,412	$4,648,997

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,647,448	$1,494,654
Liability for deposit-type contracts	41,568	41,506
Policy and contract claims	65	48
Deposits on policies to be issued	9,208	7,012
Total policy and contract liabilities	1,698,289	1,543,220

General expense due and accrued	745	780
Current federal income taxes payable	—	9,907
Transfer to separate accounts due and accrued, net	3,221	32,040
Asset valuation reserve	50,341	46,159
Other liabilities	35,733	64,272
Borrowed money and interest	47,848	54,970
Separate account liabilities	2,500,894	2,559,276
Total liabilities	4,337,071	4,310,624

Capital and surplus:
Common stock, $2 par value, 1,500 shares authorized, issued and outstanding	3,000	3,000
Paid-in surplus	405,795	405,795
Accumulated deficit	(53,454)	(70,422)
Total capital and surplus	355,341	338,373
Total liabilities and capital and surplus	$4,692,412	$4,648,997

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$550,712	$554,848	$366,717
Net investment income	103,599	101,533	97,542
Considerations for supplementary contracts with life contingencies	2,628	1,168	1,024
Amortization of the interest maintenance reserve	(2,123)	(1,259)	(383)
Reserve adjustments on reinsurance ceded	(207,171)	(150,270)	(116,379)
Fees from management of separate account mutual funds	13,216	12,988	15,512
Other revenues	4,896	5,122	4,135
Total premiums and other revenues	465,757	524,130	368,168

Benefits paid or provided:
Death benefits	5,419	3,404	6,782
Annuity benefits	79,726	68,606	57,437
Surrender benefits	344,824	358,899	243,647
Payments on supplementary contracts	1,974	1,865	1,778
Other benefits	1,944	2,021	2,008
Increase (decrease) in policy reserves and other policyholders’ funds	153,431	(28,583)	25,267
Total benefits paid or provided	587,318	406,212	336,919

Insurance expenses and other deductions:
Commissions	27,492	28,213	22,075
Commissions and expenses on reinsurance assumed	136	139	153
General expenses	21,716	18,924	21,747
Net transfers to (from) separate accounts	(181,352)	55,274	(8,367)
Other deductions	4,559	2,038	248
Total insurance expenses and other deductions	(127,449)	104,588	35,856

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	5,888	13,330	(4,605)
Federal income tax expense (benefit), excluding tax on capital gains	(3,626)	(26,122)	—
Gain (loss) from operations before net realized capital gains (losses)	9,514	39,452	(4,605)
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	20,992	36,254	15,164
Net income (loss)	$30,506	$75,706	$10,559

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2005	$3,000	$405,795	$(163,800)	$244,995

Net income	—	—	10,559	10,559
Change in net deferred income tax asset	—	—	(48,903)	(48,903)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $2,950)	—	—	(8,847)	(8,847)
Net change in nonadmitted assets and related items	—	—	51,470	51,470
Change in asset valuation reserve	—	—	2,152	2,152
Other			(3,483)	(3,483)
Change in surplus in separate accounts	—	—	(11,322)	(11,322)
Balance, December 31, 2005	3,000	405,795	(172,174)	236,621

Net income	—	—	75,706	75,706
Change in net deferred income tax asset	—	—	(46,973)	(46,973)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $5,620)	—	—	42,992	42,992
Net change in nonadmitted assets and related items	—	—	52,774	52,774
Change in asset valuation reserve	—	—	(13,351)	(13,351)
Change in surplus in separate accounts	—	—	(9,396)	(9,396)
Balance, December 31, 2006	3,000	405,795	(70,422)	338,373

Net income	—	—	30,506	30,506
Change in net deferred income tax asset	—	—	(22,733)	(22,733)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $(7,802))	—	—	(1,438)	(1,438)
Net change in nonadmitted assets and related items	—	—	14,161	14,161
Change in asset valuation reserve	—	—	(4,182)	(4,182)
Change in reserve on account of change in valuation basis			5,135	5,135
Change in surplus in separate accounts	—	—	(4,481)	(4,481)
Balance, December 31, 2007	$3,000	$405,795	$(53,454)	$355,341

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$548,875	$555,169	$370,624
Net investment income received	101,165	99,122	96,495
Benefits paid	(643,952)	(584,185)	(434,381)
Net transfers from (to) separate accounts	152,533	(11,775)	(3,863)
Commissions and expense paid	(52,669)	(53,701)	(44,312)
Other, net	29,882	79,237	19,647
Net cash from (for) operations	135,834	83,867	4,210

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	1,146,872	1,178,471	743,601
Preferred and common stocks	128,003	102,074	24,649
Mortgage loans	836	2,057	1,457
Other invested assets	19,391	12,445	—
Miscellaneous proceeds	673	867	4,017
Net proceeds from investments sold, matured or repaid	1,295,775	1,295,914	773,724

Cost of investments acquired:
Debt securities	1,284,285	1,123,131	816,674
Preferred and common stocks	61,071	148,904	61,035
Mortgage loans	20,279	26,171	5,832
Other invested assets	43,650	90,334	—
Miscellaneous applications	2	3,440	11,889
Total cost of investments acquired	1,409,287	1,391,980	895,430

Net change in policy and other loans	714	(5,190)	2,480
Net cash from (for) investments	(112,798)	(101,256)	(119,226)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(7,122)	6,772	48,198
Net deposits on deposit-type contract funds and other insurance liabilities	62	1,328	3,274
Other cash applied	(12,503)	79,145	(28,913)
Net cash from (for) financing and miscellaneous sources	(19,563)	87,245	22,559

Net change in cash, cash equivalents and short-term investments	3,473	69,856	(92,457)
Cash, cash equivalents and short-term investments:
Beginning of year	73,063	3,207	95,664
End of year	$76,536	$73,063	$3,207

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

-                    the length of time and the extent to which the fair value is below the book/adjusted carry value;

-                    the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

-                    the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.  The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$355,341	$338,373
Adjustments to customer deposits	(110,395)	(123,540)
Adjustments to invested asset carrying values	4,559	67,958
Asset valuation reserve	50,341	46,159
Value of insurance in force	34,672	39,948
Deferred policy acquisition costs	103,864	88,598
Deferred sales inducements	10,819	8,173
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	102,626	104,281
Western and Southern reinsurance	(106,169)	(92,842)
Other	12,165	(14,204)
Stockholder’s equity, GAAP basis	$457,823	$462,904

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$30,506	$75,706	$10,559
Deferred policy acquisition costs, net of amortization	10,894	17,887	8,030
Deferred sales inducements, net of amortization	1,689	1,595	1,576
Adjustments to customer deposits	(4,445)	(11,719)	(14,357)
Adjustments to invested asset carrying values at acquisition date	18,953	6,635	3,348
Amortization of value of insurance in force	(10,074)	(11,230)	(19,671)
Amortization of interest maintenance reserve	2,123	1,259	383
Adjustments for realized investment gains/losses	8,860	(11,535)	10,355
Adjustments for federal income tax expense	(27,838)	(47,191)	1,674
Investment in subsidiary	9,832	6,071	19,374
Income from modco reinsurance treaty	(13,328)	(6,700)	(1,914)
Other	963	33	1,108
Net income, GAAP basis	$28,135	$20,811	$20,465

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.   The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $47.7 million and $55.0 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2007 and 2006, respectively.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

The Company has loaned $40.9 million and $87.1 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  The Company had $30.3 million and $47.3 million of unrestricted collateral and $10.9 million and $41.9 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Change in Valuation Basis of Reserves

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP No. 51 – Life Contracts requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations.  SSAP No. 56 – Separate Accounts requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $5.1 million increase directly to surplus as a result of the change in valuation basis.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government agencies	$8,181	$210	$(36)	$8,355
Debt securities issued by states of the U.S. and political subdivisions of the states	67,046	222	(510)	66,758
Corporate securities/asset-backed securities	959,066	34,289	(20,309)	973,046
Mortgage-backed securities	427,173	5,156	(4,355)	427,974
Total	$1,461,466	$39,877	$(25,210)	$1,476,133

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government agencies	$32,116	$5	$(303)	$31,818
Debt securities issued by states of the U.S. and political subdivisions of the states	54,771	141	(582)	54,330
Corporate securities/asset-backed securities	903,732	37,752	(18,410)	923,074
Mortgage-backed securities	333,423	4,254	(3,553)	334,124
Total	$1,324,042	$42,152	$(22,848)	$1,343,346

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $48.0 million and $66.0 million, respectively, with an aggregate fair value of $54.1 million and $71.7 million, respectively.  Such holdings amount to 3.3% and 5.0%, respectively, of the Company’s investments in debt securities and 1.0% and 1.4%, respectively, of the Company’s total admitted assets as December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31,2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(36)	$1,785	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(97)	4,903	(413)	7,703
Corporate securities/asset-backed securities	(8,219)	242,542	(12,090)	148,415
Mortgage-backed securities	(3,781)	170,972	(574)	53,664
Total	$(12,133)	$420,202	$(13,077)	$209,782

Preferred stocks	$(4,704)	$41,668	$(121)	$3,236
Common stocks, unaffiliated	$(1,139)	$10,241	$—	$—

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(303)	$30,843	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(582)	10,683
Corporate securities/asset-backed securities	(3,231)	198,226	(15,179)	177,293
Mortgage-backed securities	(2,051)	166,060	(1,502)	85,473
Total	$(5,585)	$395,129	$(17,263)	$273,449

Preferred stocks	$(166)	$12,756	$(2,366)	$21,253
Common stocks, unaffiliated	$(306)	$3,547	$—	$—

Investments that are impaired at December 31, 2007 and 2006, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 4.4% and 3.6% of the carrying value of these securities at December 31, 2007 and 2006, respectively. At December 31, 2007, there were a total of 268 securities held that are considered temporarily impaired, 75 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 223 securities held that are considered temporarily impaired, 97 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $3.9 million, $0.1 million, and $3.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$41,376	$41,652
After one through five	157,768	161,401
After five through ten	253,644	244,887
After ten	581,505	600,219
Mortgage-backed securities	427,173	427,974

Total	$1,461,466	$1,476,133

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2007, 2006 and 2005 were $663.6 million, $487.8 million, and $264.2 million; gross gains of $5.8 million, $9.4 million, and $9.8 million, and gross losses of $3.4 million, $7.9 million, and $4.2 million were realized on those sales, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$(1,103)	$3,074	$11,545
Less amount transferred to IMR	3,393	(6,631)	(3,704)
Less federal income taxes of realized capital gains	(25,488)	(26,549)	85
Net realized capital gains (losses)	$20,992	$36,254	$15,164

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Unrealized gains and losses on investment in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$77,117	$497	$(4,825)	$72,789

Common stocks, unaffiliated	$25,610	$50,145	$(1,139)	$74,616
Common stock of subsidiaries and affiliates	123,125	19,010	—	142,135
	$148,735	$69,155	$(1,139)	$216,751

At December 31, 2006:
Preferred stocks	$143,446	$2,549	$(2,532)	$143,463

Common stocks, unaffiliated	$24,260	$79,155	$(306)	$103,109
Common stock of subsidiaries and affiliates	123,125	5,949	—	129,074
	$147,385	$85,104	$(306)	$232,183

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $82.3 million, $48.6 million, and $24.4 million; gross gains of $2.6 million, $1.9 million, and $7.7 million and gross losses of $4.1 million, $0.7 million, and $0.6 million were realized on those sales in 2007, 2006 and 2005, respectively.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$78,760	$73,709	$79,584
Equity securities	9,810	13,752	5,812
Mortgage loans	4,826	2,226	1,302
Policy loans	9,118	8,839	8,602
Cash, cash equivalents and short-term investments	2,396	3,992	3,832
Other invested assets	344	128	—
Other	130	374	(53)
Gross investment income	105,384	103,020	99,079
Investment expenses	1,785	1,487	1,537
Net investment income	$103,599	$101,533	$97,542

The Company’s investments in mortgage loans principally involve commercial loans.  At December 31, 2007, 69.0% of such mortgages, or $43.5 million, involved properties located in California and Florida.  Such investments consist of first mortgage liens on completed income producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $20.1 million.  During 2007, the respective maximum and minimum lending rates for mortgage loans issued were 6.08% and 6.04%.  At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations.  The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account liabilities for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$1,461,466	$1,476,133	$1,324,042	$1,343,346
Preferred stocks	77,117	72,789	143,446	143,463
Non-affiliated common stocks	74,616	74,616	103,109	103,109
Mortgage loans	63,066	64,185	44,011	45,100
Cash, cash equivalents and short-term investments	76,536	76,536	73,063	73,063
Separate account assets	2,500,894	2,500,894	2,559,276	2,559,276

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,407,095	$1,525,848	$1,253,500	$1,424,600
Separate account liabilities	2,500,894	2,400,424	2,559,276	2,446,400

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions.  During 2007, the Company paid $12.6 million, $1.4 million and $5.6 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $11.9 million, $1.3 million, and $6.1 million to Western and Southern, Fort Washington, and IFS, respectively. During 2005, the Company paid $1.2 million and $1.1 million to Western and Southern and Fort Washington, respectively, and received $10.8 million from National Integrity relating to these services.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company has entered into a reinsurance agreement with Western and Southern.  See Note 5 for a further description.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$552,497	$560,068	$381,600
Assumed premiums
Affiliates	—	—	—
Non-affiliates	169	185	190
Ceded premiums
Affiliates	(727)	(3,009)	(12,615)
Non-affiliates	(1,227)	(2,396)	(2,458)
Net premiums	$550,712	$554,848	$366,717

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Affiliates	$218,086	$156,555	$127,447
Non-affiliates	4,812	4,048	5,573
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	11,283	12,320	15,903

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2007 and 2006, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2007, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $7.4 million and $(9.9) million at December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(in thousands)
General business credit carryover	$338	2008 – 2010
Foreign tax credit carryover	145	2008
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$54,562	$79,539	$(24,977)
Total deferred tax liabilities	(19,973)	(30,019)	10,046
Net deferred tax asset (liability)	$34,589	$49,520	(14,931)
Less tax (expense) benefit from unrealized gains or losses			7,802
Change in net deferred income taxes			$(22,733)

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Nonadmitted deferred tax assets increased (decreased) by $(10.1) million, $(61.1) million and $(54.1) million for the years ended December 31, 2007, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Federal income tax expense on operating gain	$634	$(566)	$(5,775)
Federal income tax expense on capital gains	(3,363)	(9,436)	(35,460)
Capital loss carryforward (utilized)	(22,125)	(17,113)	35,545
NOL carryforward adjustment	—	(25,556)	8,022
Prior year under (over) accrual	(4,260)	—	(2,247)
Current federal income tax incurred	$(29,114)	$(52,671)	$85

The main components of the deferred tax amounts at December 31, are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$18,572	$16,860
Debt securities/stocks	10,679	15,109
Deferred policy acquisition costs	7,428	6,515
Capital loss carryover	—	22,125
Tax credit carryovers	2,942	2,942
Fixed assets and other assets	27	97
Acquisition related goodwill	946	1,095
Deferred hedge losses	1,387	1,618
Reserve strengthening	3,783	5,311
Reinsurance ceded	7,508	7,507
Other	1,290	360
Total deferred tax assets	54,562	79,539

Nonadmitted deferred tax assets	8,703	18,775
Admitted deferred tax assets	45,859	60,764

Deferred tax liabilities:
Stocks /debt securities deferred future gains	19,973	27,889
Separate accounts	—	2,130
Total deferred tax liabilities	19,973	30,019
Net admitted deferred income tax assets	$25,886	$30,745

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$2,061	35.00%	$4,665	35.00%	$(1,612)	35.00%
Dividends received deduction	(7,222)	-122.66	(1,665)	-12.49	(1,407)	30.55
Nonadmitted assets	5	0.09	129	0.97	107	-2.32
Separate account adjustment	(1,568)	-26.64	(3,288)	-24.67	(3,963)	86.04
IRS audit adjustment	—	—	(7,035)	-52.78	—	—
Write off of capital losses	—	—	—	—	51,723	-1123.09
Other	730	12.41	420	3.15	100	-2.17
Total	$(5,994)	-101.80%	$(6,774)	-50.82%	$44,948	-975.99%

Federal income taxes incurred	$(3,626)	-61.58%	$(26,122)	-195.97%	$—	—%
Change in net deferred income taxes*	(2,368)	-40.22	19,348	145.15	44,948	-975.99
Total statutory income taxes	$(5,994)	-101.80%	$(6,774)	-50.82%	$44,948	-975.99%

*Excludes change in net deferred income taxes on realized gains/losses of $25,101, $27,625 and $3,955 for the years ended December 31, 2007, 2006 and 2005, respectively.

As of December 31, 2007, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code.  This amount could become taxable to the extent that future shareholder dividends are paid from this account.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The Company may not pay any dividends during 2008 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2007, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)

Subject to discretionary withdrawal:
With market value adjustment	$1,517,147	39.3%
At book value less current surrender charge of 5% or more	310,843	8.0
At fair value	846,293	21.9
Total with adjustment or at market value	2,674,283	69.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	307,782	8.0
Not subject to discretionary withdrawal	880,377	22.8
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,862,442	100.0%
Less reinsurance ceded	10,609
Net annuity reserves and deposit fund liabilities	$3,851,833

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options).  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.  The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

The Company’s nonguaranteed separate accounts primarily include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.  Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract.  Assets held in separate accounts are carried at estimated fair values.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2007, is as follows:

	Separate Accounts with Guarantees
	Indexed	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$—	$8,631	$245,910	$58,072	$312,613

Reserves for separate accounts with assets at fair value	$4,117	$403,800	$1,190,528	$861,137	$2,459,582

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$—	$392,546	$1,123,616	$—	$1,516,162
At book value without market value adjustment and with current surrender charge of 5% or more	19	11,254	66,912	—	78,185
At fair value	—	—	—	861,137	861,137
At book value without market value adjustment and with current surrender charge of less than 5%	4,098	—	—	—	4,098
Subtotal	4,117	403,800	1,190,528	861,137	2,459,582
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate accounts liabilities	$4,117	$403,800	$1,190,528	$861,137	$2,459,582

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2007, is presented below:

2007
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$312,613
Transfers from separate accounts	479,384
Net transfers to separate accounts	(166,771)

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(10,100)
Other changes in surplus in separate account statement	(4,481)

Transfers as reported in the summary of operations of the Company	$(181,352)

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

11. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2007:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(In thousands)
Ann Arbor Annuity Exchange 45 Research Drive Ann Arbor, MI 48103	38-2929874	No	Fixed Annuities	Writing premium	$27,747
Insource Inc. 10401 N Meridian St Suite 200 Indianapolis, IN 46290	35-1738936	No	Fixed Annuities	Writing premium	$26,285
AXA Network LLC 4251 Crums Mill Road Harrisburg, PA 17112	06-1555494	No	Fixed Annuities	Writing premium	$25,585
BISYS Insurance Services 4250 Crums Mill Road Harrisburg, PA 17112	23-2232460	No	Fixed Annuities	Writing premium	$23,987

The aggregate remaining premiums written by other managing general agents for 2007 were $214.9 million.

33

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$8,181	$8,355	$8,181
States, municipalities and political subdivisions	158,685	157,658	158,685
Foreign governments	—	—	—
Public utilities	128,824	131,209	128,824
All other corporate bonds	1,165,776	1,177,186	1,165,776
Preferred stocks	77,117	72,789	77,117
Total fixed maturities	1,538,583	1,547,197	1,538,583

Equity securities
Common stocks:
Public utilities	727	887	887
Banks, trust and insurance	3,694	33,365	33,365
Industrial, miscellaneous and all other	21,189	40,364	40,364
Total equity securities	25,610	74,616	74,616

Mortgage loans on real estate	63,066		63,066
Real estate	—		—
Policy loans	115,736		115,736
Other long-term investments	54,254		54,254
Cash, cash equivalents and short-term investments	76,536		76,536
Total investments	$1,873,785		$1,922,791

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

35

Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$274,468	$—	$5	$2,827	$28,103	$13,461	$1,769
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,771	—	—	—	1,366	365	122	—
Annuity	1,350,209	—	60	550,513	74,130	573,492	19,825
	$1,647,448	$—	$65	$553,340	$103,599	$587,318	$21,716

Year ended December 31, 2006
Individual life	$273,559	$—	$5	$261	$27,559	$15,809	$1,559
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,845	—	—	—	1,393	(151)	112	—
Annuity	1,198,250	—	43	555,755	72,581	390,554	17,253
	$1,494,654	$—	$48	$556,016	$101,533	$406,212	$18,924

Year ended December 31, 2005
Individual life	$269,057	$—	$6	$216	$26,290	$8,146	$1,868
Individual health	—	—	—	—	—	—	—	$—
Group life and health	23,721	—	—	—	1,356	(153)	137	—
Annuity	1,231,144	—	37	367,525	69,896	328,926	19,742
	$1,523,922	$—	$43	$367,741	$97,542	$336,919	$21,747

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

36

Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$571,983	$288,850	$35,246	$318,379	11%
Premiums:
Individual life	$3,651	$993	$169	$2,827	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	551,474	961	—	550,513	—
	$555,125	$1,954	$169	$553,340	0%

Year ended December 31, 2006
Life insurance in force	$595,603	$367,646	$37,322	$265,279	14%
Premiums:
Individual life	$2,156	$2,080	$185	$261	71%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	559,080	3,325	—	555,755	—
	$561,236	$5,405	$185	$556,016	0%

Year ended December 31, 2005
Life insurance in force	$621,705	$451,349	$41,047	$211,403	19%
Premiums:
Individual life	$2,099	$2,073	$190	$216	88%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	380,525	13,000	—	367,525	—
	$382,624	$15,073	$190	$367,741	0%

37

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,091,569	$3,340,616
Preferred and common stocks	2,297,944	2,574,789
Investments in common stocks of subsidiaries	1,480,670	1,373,004
Mortgage loans	53,273	56,300
Policy loans	161,007	158,874
Real estate:
Properties held for the production of income	43,147	45,079
Properties occupied by the Company	31,143	31,943
Properties held for sale	—	7,123
Cash, cash equivalents and short-term investments	119,693	178,718
Receivable for securities	10,477	2,847
Other invested assets	575,656	337,111
Total cash and invested assets	7,864,579	8,106,404

Investment income due and accrued	69,996	57,605
Premiums deferred and uncollected	59,946	60,599
Current federal income taxes recoverable	2,380	12,627
Receivables from parent, subsidiaries and affiliates	1,994	12,618
Other admitted assets	6,866	6,494
Separate account assets	826,556	841,255
Total admitted assets	$8,832,317	$9,097,602

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,580,404	$2,555,385
Accident and health reserves	267,317	256,046
Liability for deposit-type contracts	242,761	245,568
Policy and contract claims	49,476	46,240
Dividends payable to policyholders	41,225	40,463
Premiums received in advance	5,850	7,820
Total policy and contract liabilities	3,187,033	3,151,522

General expense due and accrued	21,305	22,028
Current federal income taxes payable	1,663	36,490
Net deferred income tax liability	256,051	422,649
Asset valuation reserve	185,542	347,976
Interest maintenance reserve	41,097	51,886
Other liabilities	379,120	467,940
Liability for postretirement benefits other than pensions	225,699	215,640
Borrowed money and interest	2,286	25,204
Separate account liabilities	826,556	841,255
Total liabilities	5,126,352	5,582,590

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,699,965	3,509,012
Total capital and surplus	3,705,965	3,515,012
Total liabilities and capital and surplus	$8,832,317	$9,097,602

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$370,598	$382,345	$394,386
Net investment income	469,515	349,338	345,193
Considerations for supplementary contracts with life contingencies	—	8	88
Amortization of the interest maintenance reserve	6,872	8,777	10,431
Reserve adjustments on reinsurance ceded	1,527	1,418	1,440
Other revenues	593	1,191	385
Total premiums and other revenues	849,105	743,077	751,923

Benefits paid or provided:
Death benefits	198,612	200,578	201,918
Annuity benefits	95,138	94,974	96,060
Disability and accident and health benefits	27,106	26,194	28,799
Surrender benefits	247,659	184,645	148,546
Payments on supplementary contracts	130	129	133
Other benefits	15,941	16,939	23,850
Increase (decrease) in policy reserves and other policyholders’ funds	35,328	42,881	35,382
Total benefits paid or provided	619,914	566,340	534,688

Insurance expenses and other deductions:
Commissions	46,809	46,821	48,857
Commissions and expenses on reinsurance assumed	24,495	25,389	27,677
General expenses	151,614	156,091	144,415
Net transfers to (from) separate account	(40,425)	(39,254)	(37,728)
Reserve adjustments on reinsurance assumed	(263,510)	(203,810)	(168,448)
Other deductions	40,737	35,881	1,732
Total insurance expenses and other deductions	(40,280)	21,118	16,505

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	269,471	155,619	200,730

Dividends to policyholders	58,729	58,403	56,605
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	210,742	97,216	144,125
Federal income tax expense (benefit), excluding tax on capital gains	286	32,278	19,262
Gain (loss) from operations before net realized capital gains (losses)	210,456	64,938	124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,889	89,110	19,145

Net income (loss)	$264,345	$154,048	$144,008

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2005	$1,000	$5,000	$2,918,503	$2,924,503

Net income	—	—	144,008	144,008
Change in net deferred income tax asset	—	—	(10,636)	(10,636)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($22,239))	—	—	725	725
Net change in nonadmitted assets and related items	—	—	(9,144)	(9,144)
Change in asset valuation reserve	—	—	9,830	9,830
Cumulative effect of change in accounting principle	—	—	9,660	9,660
Other changes, net	—	—	1,580	1,580
Balance, December 31, 2005	1,000	5,000	3,064,526	3,070,526

Net income	—	—	154,048	154,048
Change in net deferred income tax asset	—	—	14,558	14,558
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income	—	—	264,345	264,345
Change in net deferred income tax asset	—	—	32,421	32,421
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	$1,000	$5,000	$3,699,965	$3,705,965

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$372,885	$381,876	$396,553
Net investment income received	443,089	347,345	396,914
Benefits paid	(549,812)	(480,249)	(510,409)
Net transfers from (to) separate accounts	40,425	39,254	37,728
Commissions and expense paid	(23,692)	(83,838)	(103,148)
Dividends paid to policyholders	(57,967)	(57,347)	(56,896)
Federal income taxes recovered (paid)	(72,477)	(59,876)	(51,819)
Net cash from operations	152,451	87,165	108,923

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	3,672,971	2,928,114	1,402,305
Preferred and common stocks	934,338	660,888	325,561
Mortgage loans	3,027	20,592	59,850
Real estate	7,925	94,903	—
Other invested assets	139,091	92,983	92,737
Net gains (losses) on cash, cash equivalents and short-term investments	81	24	—
Miscellaneous proceeds	850	163	1,543
Net proceeds from investments sold, matured or repaid	4,758,283	3,797,667	1,881,996

Cost of investments acquired:
Debt securities	(3,446,280)	(3,288,681)	(1,652,288)
Preferred and common stocks	(1,049,524)	(768,097)	(366,169)
Mortgage loans	—	—	(3,366)
Real estate	(271)	(25,261)	(2,549)
Other invested assets	(287,399)	(100,519)	(58,848)
Miscellaneous applications	(7,152)	(2,651)	(16,925)
Total cost of investments acquired	(4,790,626)	(4,185,209)	(2,100,145)

Net change in policy and other loans	(2,133)	(555)	(25)
Net cash from (for) investments	(34,476)	(388,097)	(218,174)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(22,918)	(6,699)	31,903
Net deposits on deposit-type contract funds and other insurance liabilities	(2,807)	(2,944)	(112,642)
Dividends paid to stockholder	(58,750)	—	—
Other cash provided (applied)	(92,525)	348,515	32,929
Net cash from (for) financing and miscellaneous sources	(177,000)	338,872	(47,810)

Net change in cash, cash equivalents and short-term investments	(59,025)	37,940	(157,061)
Cash, cash equivalents and short-term investments:
Beginning of year	178,718	140,778	297,839
End of year	$119,693	$178,718	$140,778

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2007, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company.  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,489.6 million and $2,522.0 million were allocated to the Closed Block as of December 31, 2007 and 2006, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,705,965	$3,515,012
Deferred policy acquisition costs	229,528	231,547
Policy reserves	80,649	85,666
Asset valuation and interest maintenance reserves	226,639	399,862
Unrecognized benefit plan losses	(374,532)	—
Employee benefit income	394,844	419,527
Income taxes	(165,115)	(295,768)
Net unrealized gain on available-for-sale securities	82,820	98,676
Subsidiary equity	471,536	520,406
Policyholder dividend obligation	(147,206)	(171,636)
Subsidiary reinsurance recoverable	195,441	188,528
Other, net	33,173	34,042
Stockholder’s equity, GAAP basis	$4,733,742	$5,025,862

	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$264,345	$154,048	$144,008
Deferred policy acquisition costs	(3,444)	1,611	7,225
Policy reserves	(2,153)	526	(7,746)
Employee benefit income	2,766	921	1,586
Income taxes	16,381	(5,962)	(40,455)
Interest maintenance reserve	(10,789)	(15,270)	(3,564)
SAP vs. GAAP subsidiary income	139,933	142,689	113,556
Private equity adjustments	(1,839)	(3,228)	23,701
Other, net	(74,994)	3,814	11,486
Net income, GAAP basis	$330,206	$279,149	$249,797

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2007	2006
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	16	16
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	29	30
1980 Commissioners Standard Ordinary, 4% – 5-1/2%	33	31
2001 Commissioners Standard Ordinary, 4-1/2%	1	1
Other, 2-1/2% – 6%	6	6
	97	96
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	4
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2007 and 2006, reserves of $52.1 million and $58.8 million, respectively, were recorded on inforce amounts of $2,090.8 million and $2,262.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007 and 2006.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into a dollar-roll reverse repurchase agreement.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $2.3 million and $25.2 million of mortgage-backed securities that were subject to the agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $434.0 million and $329.1 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  The Company had $238.8 million and $324.9 million of unrestricted collateral and $206.8 million and $12.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Recent Accounting Standard

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88).  SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA’s).  This statement requires SCA’s involved in specified activities where 20% or more of the SCA’s revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA’s audited GAAP financial statements adjusted for specified GAAP to SAP differences.  Investments in SCA’s that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA.  Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$209,019	$2,495	$(858)	$210,656
Debt securities issued by states of the U.S. and political subdivisions of the states	89,107	23	(388)	88,742
Corporate securities/asset-backed securities	2,365,783	125,538	(23,107)	2,468,214
Mortgage-backed securities	676,707	6,076	(6,293)	676,490
Total	$3,340,616	$134,132	$(30,646)	$3,444,102

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $81.4 million and $132.7 million, respectively, and an aggregate fair value of $89.2 million and $147.9 million, respectively. Such holdings amounted to 2.6% and 4.0%, respectively, of the Company’s investments in debt securities and 0.9% and 1.5%, respectively, of the Company’s total admitted assets as of December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	541,500	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$807,240	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(776)	$118,683	$(82)	$2,920
Debt securities issued by states of the U.S. and political subdivisions of the states	(63)	7,987	(325)	8,250
Corporate securities/asset-backed securities	(11,278)	506,552	(11,829)	266,218
Mortgage-backed securities	(2,634)	282,494	(3,659)	138,551
Total	$(14,751)	$915,716	$(15,895)	$415,939

Preferred stocks	$(1,025)	$50,401	$(665)	$13,869
Common stocks, unaffiliated	$(8,453)	$86,747	$—	$—

Investments that are impaired at December 31, 2007 and 2006, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 6.1% and 2.7% of the carrying value of these securities at December 31, 2007 and 2006, respectively.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $35.9 million, $4.5 million and $0.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$16,670	$16,690
After one through five	194,861	207,000
After five through ten	476,909	482,356
After ten	1,844,552	1,919,071
Mortgage-backed securities	558,577	554,206
Total	$3,091,569	$3,179,323

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2007, 2006 and 2005 were $3,270.6 million, $2,477.8 million, and $968.6 million; gross gains of $6.9 million, $20.9 million, and $22.7 million and gross losses of $15.9 million, $20.2 million, and $12.0 million were realized on these sales in 2007, 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$97,583	$115,425	$35,773
Less amount transferred to IMR (net of related taxes (benefits) of ($2,109) in 2007, ($3,496) in 2006, and $3,698 in 2005)	(3,917)	(6,493)	6,867
Less federal income tax expense (benefit) of realized capital gains	47,611	32,808	9,761
Net realized capital gains (losses)	$53,889	$89,110	$19,145

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

At December 31, 2006:
Preferred stocks	$165,692	$2,748	$(1,690)	$166,750

Common stocks, unaffiliated	$870,471	$1,547,079	$(8,453)	$2,409,097
Common stocks of subsidiaries and affiliates	952,078	495,784	(74,858)	1,373,004
	$1,822,549	$2,042,863	$(83,311)	$3,782,101

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $902.8 million, $550.3 million, and $224.1 million; gross gains of $124.5 million, $81.7, and $34.9 million and gross losses of $38.7 million, $18.4 million, and $12.2 million were realized on these sales in 2007, 2006 and 2005, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$205,822	$192,742	$170,251
Equity securities	177,149	75,093	88,149
Mortgage loans	3,654	6,012	10,030
Real estate	22,835	22,848	27,374
Policy loans	10,342	10,168	9,995
Cash, cash equivalents and short-term investments	11,574	17,855	15,898
Other invested assets	60,760	48,521	50,473
Other	1,951	2,615	760
Gross investment income	494,087	375,854	372,930
Investment expenses	24,572	26,516	27,737
Net investment income	$469,515	$349,338	$345,193

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2007, 44.1% of such mortgages ($23.5 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.6 million.  During 2007, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2007 and 2006 were $7.9 million and $94.9 million, respectively; gross gains of $0.7 million and $50.4 million were realized on those sales during 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2007 and 2006.  There were no directly owned properties sold in 2005.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,091,569	$3,179,323	$3,340,616	$3,444,102
Preferred stocks	104,875	100,807	165,692	166,750
Non-affiliated common stocks	2,193,069	2,193,069	2,409,097	2,409,097
Mortgage loans	53,273	55,819	56,300	58,000
Cash, cash equivalents and short-term investments	119,693	119,693	178,718	178,718

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $67.6 million, $57.3 million and $56.3 million, and $7.1 million, $6.2 million and $6.6 million in 2007, 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $20.1 million, $26.5 million and $49.4 million in 2007, 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $185.6 million and $173.7 million at December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company had $209.9 million and $173.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life. A portion of this dividend, $25.7 million, was extraordinary.  On December 27, 2005, the Company received a dividend of $25.0 million from Columbus Life.  Both dividends were in the form of cash.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, WSLAC, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $729.9 million and $756.7 million at December 31, 2007 and 2006, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $19.8 million and $21.5 million at December 31, 2007 and 2006, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2007 and 2006, respectively.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$296,303	$297,287	$298,083
Assumed premiums:
Affiliated	84,426	94,808	105,474
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(10,131)	(9,750)	(9,171)
Net premiums	$370,598	$382,345	$394,386

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Non-affiliates	$7,683	$2,044	$5,189
Policy and contract liabilities:
Affiliated	724,158	750,276	776,552
Non-affiliates	7,110	7,609	7,794

During 2007, 2006, and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2007, if all reinsurance agreements were cancelled, would be $79.7 million.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $2.4 million and $12.6 million at December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007, in the event of future net losses is $67.7 million, $67.6 million, and $30.5 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$258,653	$256,109	$2,544
Total deferred tax liabilities	(514,704)	(678,758)	164,054
Net deferred tax asset (liability)	$(256,051)	$(422,649)	166,598
Less tax (expense) benefit from unrealized gains or losses			134,177
Change in net deferred income taxes			$32,421

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$20,109	$25,484	$21,899
Federal income tax expense on capital gains	47,611	32,808	9,761
Tax credits	(39)	(392)	(1,171)
Change in tax contingency reserves	(29,500)	—	—
Prior year under (over) accrual	9,716	7,186	(1,466)
Current income taxes incurred	$47,897	$65,086	$29,023

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31 are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$86,191	$92,543
Deferred acquisition costs	46,744	46,224
Benefit for employees and agents	117,611	106,315
Other	8,107	11,027
Total deferred tax assets	258,653	256,109

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	258,653	256,109

Deferred tax liabilities:
Stocks/debt securities	456,014	608,969
Other invested assets	28,767	39,978
Other	29,923	29,811
Total deferred tax liabilities	514,704	678,758
Net admitted deferred income tax liabilities	$(256,051)	$(422,649)

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$73,760	35.00%	$34,026	35.00%	$50,444	35.00%
Dividends received deduction	(51,392)	-24.39	(10,344)	-10.64	(18,035)	-12.51
Tax credits	(193)	-0.09	(563)	-0.58	(1,180)	-0.82
Other invested assets	(626)	-0.30	(10,420)	-10.72	366	0.25
Change in tax contingency reserves	(29,500)	-14.00	—	—	—	—
Other	(8,299)	-3.93	(2,570)	-2.64	(4,457)	-3.09
Total	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

Federal income taxes incurred	$286	0.14%	$32,278	33.20%	$19,262	13.36%
Change in net deferred income taxes*	(16,536)	-7.85	(22,149)	-22.78	7,876	5.46
Total statutory income taxes	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

*Excludes change in net deferred income taxes on realized gains/losses of $(15,885), $7,591 and $2,760 for the years ended December 31, 2007, 2006 and 2005, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2008, the Company has $326.1 million available for payment of dividends based on capital and surplus of $3,705.0 million at December 31, 2007, less dividends paid in 2007 of $44.4 million.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2007, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$425,935	33.9%
Not subject to discretionary withdrawal	830,683	66.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,256,618	100.0%
Less reinsurance ceded	182,184
Net annuity reserves and deposit fund liabilities	$1,074,434

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$667,251	$660,058	$222,914	$231,706
Service cost	14,494	15,686	8,954	11,209
Interest cost	38,620	37,638	13,283	13,471
Medicare Part D payments received	—	—	1,703	1,279
Contribution by plan participants	—	—	2,214	1,931
Actuarial (gain) loss	(1,816)	(7,798)	(6,362)	(341)
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Plan amendments	—	—	—	(22,264)
Benefit obligation at end of year	$678,962	$667,251	$227,627	$222,914

Change in plan assets:
Fair value of plan assets at beginning of year	$841,255	$792,361	$—	$—
Actual return on plan assets	24,888	87,227	—	—
Employer contribution	—	—	11,162	10,867
Plan participants’ contributions	—	—	2,214	1,931
Medicare Part D payments received	—	—	1,703	1,279
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Fair value of plan assets at end of year	$826,556	$841,255	$—	$—

Funded status:
(Unfunded) overfunded obligation	$147,594	$174,004	$(227,627)	$(222,914)
Unamortized prior service cost	12,424	13,989	(35,874)	(38,746)
Unrecognized net (gain) or loss	368,836	349,509	37,802	46,020
Prepaid assets* (accrued liabilities)	$528,854	$537,502	$(225,699)	$(215,640)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$597,428	$584,933	$227,627	$222,914

Benefit obligation for non-vested employees:
Projected pension obligation	$5,862	$5,754	$—	$—
Accumulated benefit obligation	$4,090	$3,424	$—	$—

* Indicates non-admitted

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2007	2006	2005
Service cost	$14,494	$15,686	$13,406
Interest cost	38,620	37,638	34,993
Expected return on plan assets	(70,849)	(71,131)	(71,083)
Amount of recognized gains and losses	24,818	26,410	17,473
Amount of prior service cost recognized	1,565	1,565	31
Total net periodic benefit cost (benefit)	$8,648	$10,168	$(5,180)

Components of net periodic benefit cost:

	Postretirement Medical
	2007	2006	2005
Service cost	$8,954	$11,209	$10,487
Interest cost	13,283	13,471	12,552
Amount of recognized gains and losses	1,855	2,142	1,161
Amount of prior service cost recognized	(2,872)	(1,481)	(1,481)
Total net periodic benefit cost (benefit)	$21,220	$25,341	$22,719

Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	5.75%	6.00%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2007 and 2006, and the target allocation for 2008 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2008	2007	2006
Asset category:
Equity securities	55%	61%	65%
Fixed income securities	40	23	27
Short-term investments	—	—	—
Other	5	16	8
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2007, by $25.4 million and $(21.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2007 by $2.8 million and $(2.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.9 million in 2007 and expects to contribute $210.4 million between 2008 and 2017, inclusive.  The Company received $1.7 million of subsidies in 2007 and expects to receive $24.1 million of subsidies between 2008 and 2017, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2007 and 2006, the pension plan had $71.3 million and $77.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2007, future benefit payments for the pension plan are expected as follows (in millions):

2008:	$38.4
2009:	$38.9
2010:	$39.5
2011:	$40.3
2012:	$41.6
Five years thereafter:	$229.0

Future benefit payments for the postretirement healthcare plan are expected as follows (in millions):

2008:	$16.7
2009:	$17.4
2010:	$18.0
2011:	$18.6
2012:	$18.7
Five years thereafter:	$96.9

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2008.  The Company expects to contribute approximately $20.4 million during 2008 to its postretirement healthcare plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $3.1 million, $2.9 million, and $1.2 million for 2007, 2006 and 2005, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$9,576	$818
Ordinary renewal	80,293	58,935
Accident and health renewal	296	118
Assumed investment type contracts	75	75
Total	$90,240	$59,946

38

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$74,025	$79,234	$74,025
States, municipalities and political subdivisions	144,101	147,595	144,101
Foreign governments	—	—	—
Public utilities	474,166	498,300	474,166
All other corporate bonds	2,394,440	2,449,357	2,394,440
Preferred stocks	103,603	99,535	103,603
Total fixed maturities	3,190,335	3,274,021	3,190,335

Equity securities
Common stocks:
Public utilities	16,262	19,871	19,871
Banks, trust and insurance	286,362	1,248,660	1,248,660
Industrial, miscellaneous and all other	754,449	924,538	924,538
Total equity securities	1,057,073	2,193,069	2,193,069

Mortgage loans on real estate	53,273		53,273
Real estate	74,290		74,290
Policy loans	161,007		161,007
Other long-term investments	66,478		66,478
Cash, cash equivalents and short-term investments	119,693		119,693
Total investments	$4,722,149		$5,858,145

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

40

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

Year ended December 31, 2005
Individual life	$2,404,159	$—	$30,850	$341,779	$168,697	$341,347	$92,187
Individual health	238,917	3,056	4,567	35,226	14,148	26,733	14,804	$35,333
Group life and health	108,961	—	790	4,102	2,995	8,635	201	—
Annuity	16,512	—	14,521	13,367	4,451	157,973	1,126
Corporate and other	—	—	—	—	154,902	—	36,097
	$2,768,549	$3,056	$50,728	$394,474	$345,193	$534,688	$144,415

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

41

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92
	$297,295	$9,750	$94,808	$382,353	25%

Year ended December 31, 2005
Life insurance in force	$18,002,796	$3,652,179	$16,088,508	$30,439,125	53%
Premiums:
Individual life	$254,254	$4,802	$92,327	$341,779	27%
Individual health	39,595	4,369	—	35,226	—
Group life and health	4,102	—	—	4,102	—
Annuity	220	—	13,147	13,367	98
	$298,171	$9,171	$105,474	$394,474	27%

42

INT Sep Acct I (Combo and Pinn Plus)	April 2008

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

2.              Not applicable.

3.

a.         Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.        Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

4.

a.         Form of variable annuity contract.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.        Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

c.         Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4

1

(File No. 033-51268) filed on February 12, 2007.

d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

e.         Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

5.              Form of application.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

6.

a.               Certificate of Incorporation of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.              By-Laws of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

7.              Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference from Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1996.

8.

a.               Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

b.              Form of Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

c.               Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

d.              Form of Rule 22C-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

e.               Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

f.                 Form of Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

g.              Form of Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

h.              Form of Participation Agreement between JPM Series Trust II and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to registration statement on Form N-4 (File No. 033-51268) filed on April 28, 1999.

i.                  Form of Rule 22C-2 Agreement between JPM Series Trust II and Integrity dated April 17, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

j.                  Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

k.               Form of Selling Agreement between Allianz Global Investors Distributors LLC and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

l.                  Form of Services Agreement between Pacific Investment Management Company LLC and Integrity.

2

Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

m.           Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

n.              Form of Services Agreement between Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

o.              Form of Administrative Services Agreement between PADCO Advisors II and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

p.              Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654) filed October 15, 2001.

q.              Form of 22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

r.                 Form of Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

s.               Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated October 2, 1997.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

t.                 Form of 22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

u.              Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Incorporated and Integrity, dated January 2, 2003, incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

v.              Form of 22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

w.            Form of Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

x.               Form of administrative services agreement between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

y.              Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

z.               Form of 22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC).  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

3

14.         Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and CEO
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Floyd D. Buchannan	Vice President
Maureen M. Firestone	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Comptroller
Phillip E. King	Vice President
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Gerald Rusnak	Vice President
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Andrew P. Shull	Assistant Vice President
John A. Tak	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Marvin J. Cox, Jr.	Manager, New Business
David L. DiMartino	Managing Actuary
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Feige(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

4

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241

(3) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

1.               303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate

2.               Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI); ownership and operation of real estate

3.               AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate

4.               Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA); private equity fund management

5.               CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company

6.               Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency

7.               Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency

8.               Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor

9.               Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

10.         Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

11.         Carmel Holdings, LLC; Ohio limited liability company; 49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership in real estate entity

12.         Carmel Hotel Investor, LLC; Ohio limited liability company; 100% owned by Carmel Holdings, LLC; ownership in real estate entity

13.         Carmel Hotel, LLC; Indiana limited liability company; 74% owned by Carmel Hotel Investor, LLC;1% owned by ERI; ownership and operation of real estate

14.         Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate

15.         Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

16.         Centreport Partners LP; Texas limited partnership; 25.25% owned by WSLIC, 49% owned by WSLR Dallas LLC, 1% owned by ERI; ownership and operation of real estate

17.         Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate

18.         Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate

19.         Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC

20.         Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate

21.         Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.

22.         Dublin Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI; ownership and operation of real estate

23.         Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC; real estate holding company

24.         Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC; real estate

25.         Fort Washington Active Fixed Income LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC and investors include WSLIC; managing member for private fixed income fund

26.         Fort Washington Capital Partners, LLC (FWCP); Delaware Limited Liability Company; 100% owned by FWIA; managing partner for numerous private equity funds

5

27.         Fort Washington Fixed Income Alpha LLC; Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC; private fixed income fund

28.         Fort Washington Fixed Income LLC; Delaware Limited Liability Company; 100% owned by FWIA; private fixed income fund

29.         Fort Washington High Yield Investors LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund

30.         Fort Washington High Yield Investors II, LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund

31.         Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser

32.         Fort Washington Private Equity Investors II, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

33.         Fort Washington Private Equity Investors III, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

34.         Fort Washington Private Equity Investors IV, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund

35.         Fort Washington Private Equity Investors V, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

36.         Fort Washington Private Equity Investors V-B, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

37.         Fort Washington Private Equity Investors V-VC, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

38.         Fort Washington Private Equity Investors VI, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund

39.         Fort Washington Private Equity Investors VI-B, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund

40.         Fort Washington Private Equity Investors VI-VC, L.P.; a Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund

41.         Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC; bank

42.         FWPEI V GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds

43.         FWPEI VI GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds

44.         Galveston Summerbrooke Apts., LLC; Texas limited liability company; 54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI; ownership and operation of real estate

45.         IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

46.         IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

47.         IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.

48.         IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution

49.         IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer

50.         IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency

51.         Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services

52.         IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate

53.         IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate

54.         Kentucky Co-Investment Partners, L.P.;  Delaware Limited Partnership; general partner is FWCP; private equity fund

55.         The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)

56.         LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

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57.         LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

58.         Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate

59.         Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate

60.         National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC

61.         New Mexico Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund

62.         North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate

63.         Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI; ownership and operation of real estate.

64.         The Ohio Capital Fund LLC; Ohio Limited Liability Company; 60% owned by FWIA and managed by Buckeye Venture Partners, LLC; state funded private equity fund

65.         OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate

66.         OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.; ownership of real estate

67.         OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate

68.         OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate

69.         Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate

70.         Park Avenue Lofts, LLC; Colorado limited liability company; 49% owned by Uptown Denver Investor, LLC; 1% owned by ERI; ownership and operation of real estate

71.         Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate

72.         Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate

73.         ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC; technology

74.         Shelbourne Campus Properties, LLC; Delaware limited liability company; 54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI; ownership and operation of real estate

75.         Shelbourne Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

76.         Shelbourne Housing Investor, LLC; Ohio limited liability company; 100% owned by Shelbourne Holdings, LLC; ownership in real estate entity

77.         Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate

78.         Skyport Hotel LLC; Kentucky limited liability company; 25% owned by WSLIC; 49% owned by WSLR Skyport LLC; 1% owned by ERI; ownership and operation of real estate

79.         Summerbrooke Apartments Investor, LLC; Ohio limited liability company; 100% owned by Summerbrooke Holdings, LLC; ownership in real estate entity

80.         Summerbrooke Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

81.         Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser

82.         Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser

83.         Touchstone Fund Group and Institutional Funds Trusts (Delaware statutory trusts), Touchstone Investment, Strategic, Tax Free and Variable Series Trusts (Massachusetts Business Trusts); WSFG and affiliates hold positions of 5% or greater in certain portfolios of these mutual fund trusts; registered investment companies.

84.         Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer

85.         Tri-State Growth Capital Fund I, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, LLC and investors include WSLIC; private equity fund

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86.         Tri-State Growth Capital Fund II, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, II LLC and investors include WSLIC; private equity fund

87.         Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund

88.         Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund

89.         Uptown Denver Investor, LLC; Ohio limited liability company; 100% owned by Uptown Denver Apartment Holdings, LLC; ownership in real estate entity

90.         Uptown Denver Apartment Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

91.         Union Centre Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI; ownership and operation of real estate

92.         Vinings Trace, LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

93.         Vulcan Hotel LLC; Alabama Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Birmingham LLC, 1% owned by ERI; ownership and operation of real estate

94.         W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer

95.         W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency

96.         W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities

97.         W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities

98.         WestAd Inc.; Ohio corporation; 100% owned by WSLIC; general advertising, book selling and publishing

99.         West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate

100.   Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency

101.   Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.

102.   Western & Southern Financial Fund Inc.; Ohio non profit corporation; charitable giving

103.   Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC

104.   The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG

105.   The Western and Southern Life Insurance Company VEBA Trust; 501(c)(9) trust organized under laws of Ohio; employee health and welfare

106.   Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC; holding company

107.   Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company

108.   Windsor Hotel LLC; Connecticut Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI; ownership and operation of real estate

109.   Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate

110.   WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate

111.   WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

112.   WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

113.   WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

114.   WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

115.   WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

116.   WSL Partners, L.P.; Delaware Limited Partnership;, general partner is FWCP and investors include WSLIC; private equity fund

117.   WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

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118.   WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate

119.   WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

120.   WSLR Birmingham LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

121.   WSLR Cincinnati LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

122.   WSLR Columbus LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

123.   WSLR Dallas LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

124.   WSLR Hartford LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

125.   WSLR Holdings LLC; Delaware limited liability company; 24.49% owned by WSLIC; ownership of real estate entity

126.   WSLR LLC; Delaware limited liability company; 100% owned by WSLR Holdings, LLC; ownership of real estate entities

127.   WSLR Skyport LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

128.   WSLR Union LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

Item 27.     Number of Contract Owners

As of February 29, 2008, there were 7944 contract owners of Separate Account I of Integrity.

Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)     The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)      To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

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(d)     Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)      The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)     The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 29.     Principal Underwriters

(a)      Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Integrity Life Insurance Company Separate Account I.  Touchstone Securities also serves as an underwriter for Integrity Life Insurance Company Separate Account II and VUL, National Integrity Life Insurance Company Separate Accounts I and II, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:

James H. Grifo	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly

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after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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INT Sep Acct I	April 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 18, 2008	April 18, 2008

/s/ Edward J. Babbitt	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams
Edward J. Babbitt	William J. Williams
April 18, 2008	April 18, 2008

/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
April 18, 2008	April 18, 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 18, 2008	April 18, 2008

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams
Jo Ann Davidson	William J. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 18, 2008	April 18, 2008